UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

AIG Retirement Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

Evelyn M. Curran

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6425

Date of fiscal year end: May 31

Date of reporting period: August 31, 2008

Item 1. Schedule of Investments.

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

AIG RETIREMENT COMPANY I ASSET ALLOCATION FUND

PORTFOLIO OF INVESTMENTS - August 31, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 47.2%
Aerospace/Defense - 0.7%

Boeing Co.	6,210	$407,128
General Dynamics Corp.	2,450	226,135
Northrop Grumman Corp.	2,120	145,962
Raytheon Co.	4,992	299,470

		1,078,695

Aerospace/Defense-Equipment - 0.4%

United Technologies Corp.	7,878	516,718

Agricultural Chemicals - 0.7%

Monsanto Co.	8,993	1,027,450

Agricultural Operations - 0.1%

Archer-Daniels-Midland Co.	6,299	160,373

Airlines - 0.1%

Southwest Airlines Co.	13,014	198,203

Apparel Manufacturers - 0.2%

Coach, Inc.†	2,372	68,764
Jones Apparel Group, Inc.	2,988	59,342
Polo Ralph Lauren Corp.	1,176	89,235

		217,341

Applications Software - 1.2%

Compuware Corp.†	4,138	47,297
Microsoft Corp.	64,111	1,749,589

		1,796,886

Athletic Footwear - 0.1%

NIKE, Inc., Class B	3,520	213,347

Auto-Cars/Light Trucks - 0.1%

Ford Motor Co.†	16,301	72,702
General Motors Corp.	9,285	92,850

		165,552

Auto/Truck Parts & Equipment-Original - 0.1%

Johnson Controls, Inc.	4,213	130,266

Banks-Commercial - 0.2%

BB&T Corp.	5,520	165,600
Regions Financial Corp.	11,240	104,195

		269,795

Banks-Fiduciary - 1.0%

Northern Trust Corp.	2,753	221,314
State Street Corp.	4,845	327,861
The Bank of New York Mellon Corp.	27,292	944,576

		1,493,751

Banks-Super Regional - 1.4%

Bank of America Corp.	30,960	964,094
Capital One Financial Corp.	4,037	178,193
National City Corp.	5,536	27,902
SunTrust Banks, Inc.	3,172	132,875
Wells Fargo & Co.	21,966	664,911

		1,967,975

Beverages-Non-alcoholic - 1.2%

Pepsi Bottling Group, Inc.	6,740	199,369
PepsiCo, Inc.	14,627	1,001,657
The Coca-Cola Co.	9,495	494,405

		1,695,431

Beverages-Wine/Spirits - 0.0%

Constellation Brands, Inc., Class A†	2,529	53,387

Brewery - 0.1%

Anheuser-Busch Cos., Inc.	289	19,612
Molson Coors Brewing Co., Class B	3,537	168,538

		188,150

Building Products-Wood - 0.1%

Masco Corp.	9,202	175,390

Building-Residential/Commercial - 0.2%

Centex Corp.	3,863	62,658
D.R. Horton, Inc.	7,234	90,135
KB Home	3,591	74,693
Lennar Corp., Class A	2,052	26,984
Pulte Homes, Inc.	6,236	90,484

		344,954

Cable TV - 0.2%

Comcast Corp., Class A	14,169	300,099
The DIRECTV Group, Inc.†	1,171	33,034

		333,133

Casino Services - 0.0%

International Game Technology	1,604	34,374

Chemicals-Diversified - 0.2%

E.I. du Pont de Nemours & Co.	2,645	117,544
The Dow Chemical Co.	3,766	128,533

		246,077

Chemicals-Specialty - 0.1%

Ashland, Inc.	515	21,079
Eastman Chemical Co.	1,968	118,710
International Flavors & Fragrances, Inc.	1,659	66,708

		206,497

Coal - 0.1%

Massey Energy Co.	925	61,013
Peabody Energy Corp.	1,072	67,482

		128,495

Commercial Services - 0.4%

Convergys Corp.†	2,977	43,910
Quanta Services, Inc.†	18,534	591,976
Ticketmaster†	667	14,294

		650,180

Commercial Services-Finance - 0.3%

Automatic Data Processing, Inc.	4,665	207,033
H&R Block, Inc.	5,862	149,715
The Western Union Co.	3,874	107,000
Total Systems Services, Inc.	959	19,103
Tree.com, Inc.†	111	844

		483,695

Computer Aided Design - 0.1%

Autodesk, Inc.†	3,030	107,656

Computer Services - 0.1%

Affiliated Computer Services, Inc., Class A†	3,159	168,185

Computers - 2.0%

Apple, Inc.†	5,678	962,591
Dell, Inc.†	11,565	251,307
Hewlett-Packard Co.	20,094	942,811
International Business Machines Corp.	5,619	684,001

		2,840,710

Computers-Memory Devices - 0.2%

EMC Corp.†	15,912	243,135
NetApp, Inc.†	3,119	79,472

		322,607

Computers-Periphery Equipment - 0.1%

Lexmark International, Inc., Class A†	2,115	76,077

Consumer Products-Misc. - 0.2%

Clorox Co.	2,695	159,274
Kimberly-Clark Corp.	3,104	191,455

		350,729

Containers-Metal/Glass - 0.1%

Ball Corp.	1,838	84,401

Containers-Paper/Plastic - 0.0%

Pactiv Corp.†	1,011	27,166

Cosmetics & Toiletries - 1.2%

Colgate-Palmolive Co.	12,352	939,122
Procter & Gamble Co.	11,858	827,333

		1,766,455

Data Processing/Management - 0.0%

Fiserv, Inc.†	1,029	53,364

Dental Supplies & Equipment - 0.1%

Patterson Cos., Inc.†	3,930	127,882

Disposable Medical Products - 0.1%

C.R. Bard, Inc.	1,135	106,066

Diversified Financial Services - 0.0%

IntercontinentalExchange, Inc.†	333	29,314

Diversified Manufacturing Operations - 2.2%

3M Co.	6,727	481,653
Cooper Industries, Ltd., Class A	1,667	79,416
Eaton Corp.	182	13,319
General Electric Co.	44,657	1,254,861
Honeywell International, Inc.	15,769	791,131
Ingersoll-Rand Co., Ltd., Class A	2,717	100,339
Parker Hannifin Corp.	972	62,276
Tyco International, Ltd.	8,135	348,829

		3,131,824

E-Commerce/Services - 0.2%

eBay, Inc.†	7,107	177,178
Expedia, Inc.†	3,225	56,953
IAC/InterActiveCorp†	1,669	27,705

		261,836

Electric Products-Misc. - 0.4%

Emerson Electric Co.	12,821	600,023

Electric-Generation - 0.1%

The AES Corp.†	4,949	75,522

Electric-Integrated - 1.4%

American Electric Power Co., Inc.	4,532	176,929
CMS Energy Corp.	1,535	20,830
Constellation Energy Group, Inc.	1,159	77,317
Dominion Resources, Inc.	1,472	64,076
DTE Energy Co.	1,952	82,296
Duke Energy Corp.	22,537	393,045
Edison International	6,639	304,863
Entergy Corp.	1,305	134,924
Exelon Corp.	3,974	301,865
FirstEnergy Corp.	682	49,541
Pepco Holdings, Inc.	807	20,458
PG&E Corp.	3,210	132,669
Public Service Enterprise Group, Inc.	3,310	134,949
Xcel Energy, Inc.	6,214	127,449

		2,021,211

Electronic Components-Misc. - 0.1%

Jabil Circuit, Inc.	2,885	48,641
Tyco Electronics, Ltd.	860	28,303

		76,944

Electronic Components-Semiconductors - 0.8%

Advanced Micro Devices, Inc.†	7,727	48,603
Altera Corp.	2,713	61,422
Intel Corp.	31,401	718,141
LSI Logic Corp.†	5,822	38,716
National Semiconductor Corp.	2,269	48,625
NVIDIA Corp.†	5,294	66,916
QLogic Corp.†	3,661	68,388
Xilinx, Inc.	5,228	135,823

		1,186,634

Electronic Forms - 0.3%

Adobe Systems, Inc.†	8,424	360,800

Electronic Measurement Instruments - 0.0%

Agilent Technologies, Inc.†	1,963	68,234

Electronics-Military - 0.0%

L-3 Communications Holdings, Inc.	352	36,587

Engineering/R&D Services - 0.0%

Fluor Corp.	379	30,369

Engines-Internal Combustion - 0.0%

Cummins, Inc.	853	55,581

Enterprise Software/Service - 0.7%

CA, Inc.	2,988	71,443
Oracle Corp.†	45,262	992,596

		1,064,039

Finance-Credit Card - 0.2%

American Express Co.	3,147	124,873
Discover Financial Services	5,815	95,657

		220,530

Finance-Investment Banker/Broker - 1.6%

Citigroup, Inc.	22,319	423,838
JPMorgan Chase & Co.	21,908	843,239
Lehman Brothers Holdings, Inc.	2,608	41,963
Merrill Lynch & Co., Inc.	1,648	46,721
Morgan Stanley	13,445	548,959
The Charles Schwab Corp.	10,811	259,356
The Goldman Sachs Group, Inc.	644	105,596

		2,269,672

Finance-Other Services - 0.1%

CME Group, Inc.	236	79,150

NYSE Euronext	1,423	57,759

		136,909

Food-Confectionery - 0.0%

The Hershey Co.	1,018	36,740
WM Wrigley Jr. Co.	349	27,738

		64,478

Food-Dairy Products - 0.0%

Dean Foods Co.†	739	18,601

Food-Misc. - 0.1%

Kraft Foods, Inc., Class A	2,562	80,729

Food-Retail - 0.3%

Safeway, Inc.	5,413	142,578
SUPERVALU, Inc.	4,068	94,337
The Kroger Co.	8,187	226,125

		463,040

Food-Wholesale/Distribution - 0.0%

Sysco Corp.	1,371	43,639

Gas-Distribution - 0.1%

NiSource, Inc.	4,431	73,023

Gold Mining - 0.1%

Newmont Mining Corp.	1,796	81,000

Independent Power Producers - 0.0%

Mirant Corp.†	155	4,585

Industrial Automated/Robotic - 0.1%

Rockwell Automation, Inc.	2,634	124,351

Industrial Gases - 0.2%

Air Products & Chemicals, Inc.	2,563	235,412

Instruments-Scientific - 0.3%

Applied Biosystems, Inc.	5,174	188,799
Waters Corp.†	2,644	180,453

		369,252

Insurance Brokers - 0.0%

AON Corp.	876	41,601

Insurance-Life/Health - 0.7%

AFLAC, Inc.	11,420	647,514
Principal Financial Group, Inc.	2,590	118,596
Prudential Financial, Inc.	1,804	132,973
Torchmark Corp.	2,747	164,106

		1,063,189

Insurance-Multi-line - 0.8%

ACE, Ltd.	3,509	184,608
Assurant, Inc.	1,057	61,760
Cincinnati Financial Corp.	3,667	108,690
Genworth Financial, Inc., Class A	2,957	47,460
Hartford Financial Services Group, Inc.	5,359	338,046
Loews Corp.	530	23,018
MetLife, Inc.	2,928	158,698
The Allstate Corp.	4,467	201,596

		1,123,876

Insurance-Property/Casualty - 0.5%

Chubb Corp.	4,408	211,628
SAFECO Corp.†	771	52,120
The Travelers Cos., Inc.	11,531	509,209

		772,957

Internet Security - 0.1%

Symantec Corp.†	4,189	93,457
VeriSign, Inc.†	1,835	58,665

		152,122

Investment Companies - 0.0%

American Capital, Ltd.	2,404	52,263

Investment Management/Advisor Services - 0.2%

Ameriprise Financial, Inc.	1,353	60,817
Federated Investors, Inc., Class B	5,533	185,024
Janus Capital Group, Inc.	3,531	95,231
Legg Mason, Inc.	399	17,767

		358,839

Machinery-Construction & Mining - 0.2%

Caterpillar, Inc.	4,182	295,793

Machinery-General Industrial - 0.0%

The Manitowoc Co., Inc.	1,099	27,673

Medical Information Systems - 0.1%

IMS Health, Inc.	4,424	98,301

Medical Instruments - 0.4%

Medtronic, Inc.	5,964	325,634
St. Jude Medical, Inc.†	5,501	252,111

		577,745

Medical Products - 0.8%

Baxter International, Inc.	2,129	144,261
Becton Dickinson & Co.	2,610	228,062
Johnson & Johnson	10,173	716,484

		1,088,807

Medical-Biomedical/Gene - 1.7%

Amgen, Inc.†	6,743	423,798
Biogen Idec, Inc.†	1,879	95,697
Celgene Corp.†	2,889	200,208
Genentech, Inc.†	8,241	813,799
Gilead Sciences, Inc.†	16,711	880,335

		2,413,837

Medical-Drugs - 1.6%

Bristol-Myers Squibb Co.	12,201	260,369
Eli Lilly & Co.	9,353	436,318
Forest Laboratories, Inc.†	3,712	132,481
King Pharmaceuticals, Inc.†	2,835	32,432
Merck & Co., Inc.	14,276	509,225
Pfizer, Inc.	29,152	557,095
Schering-Plough Corp.	4,846	94,013
Wyeth	7,565	327,413

		2,349,346

Medical-Generic Drugs - 0.6%

Barr Pharmaceuticals, Inc.†	10,926	737,942
Watson Pharmaceuticals, Inc.†	2,256	68,379

		806,321

Medical-HMO - 0.2%

Aetna, Inc.	1,288	55,564
CIGNA Corp.	736	30,824
WellPoint, Inc.†	2,683	141,636

		228,024

Medical-Hospitals - 0.0%

Tenet Healthcare Corp.†	8,369	50,465

Metal Processors & Fabrication - 0.1%

Precision Castparts Corp.	1,396	144,151

Metal-Aluminum - 0.1%

Alcoa, Inc.	2,664	85,594

Metal-Diversified - 0.2%

Freeport-McMoRan Copper & Gold, Inc.	2,961	264,476

Multimedia - 0.8%

Meredith Corp.	1,904	54,036
News Corp., Class A	20,053	283,950
The Walt Disney Co.	12,995	420,388
Time Warner, Inc.	17,879	292,679
Viacom, Inc., Class B†	2,308	68,040

		1,119,093

Networking Products - 0.5%

Cisco Systems, Inc.†	25,237	606,950
Juniper Networks, Inc.†	4,057	104,265

		711,215

Office Automation & Equipment - 0.1%

Pitney Bowes, Inc.	4,855	165,798

Oil & Gas Drilling - 0.3%

ENSCO International, Inc.	1,873	126,952
Noble Corp.	3,520	177,021
Rowan Cos., Inc.	1,095	40,449
Transocean, Inc.†	743	94,510

		438,932

Oil Companies-Exploration & Production - 1.0%

Anadarko Petroleum Corp.	5,901	364,269
Apache Corp.	3,406	389,578
Devon Energy Corp.	1,781	181,751
EOG Resources, Inc.	514	53,672
Noble Energy, Inc.	770	55,232
Occidental Petroleum Corp.	4,223	335,137

		1,379,639

Oil Companies-Integrated - 3.6%

Chevron Corp.	17,475	1,508,442
ConocoPhillips	8,659	714,454
Exxon Mobil Corp.	35,251	2,820,433
Hess Corp.	1,819	190,467
Marathon Oil Corp.	663	29,881

		5,263,677

Oil Field Machinery & Equipment - 0.2%

National-Oilwell Varco, Inc.†	3,119	229,964

Oil Refining & Marketing - 0.0%

Valero Energy Corp.	1,309	45,501

Oil-Field Services - 0.7%

BJ Services Co.	4,933	132,451
Halliburton Co.	16,828	739,423
Schlumberger, Ltd.	387	36,463
Smith International, Inc.†	1,239	86,358

		994,695

Pharmacy Services - 0.2%

Express Scripts, Inc.†	3,178	233,297
Medco Health Solutions, Inc.†	562	26,330

		259,627

Photo Equipment & Supplies - 0.0%

Eastman Kodak Co.	1,098	17,777

Pipelines - 0.2%

Williams Cos., Inc.	7,300	225,497

Publishing-Newspapers - 0.0%

Gannett Co., Inc.	2,663	47,375

Real Estate Investment Trusts - 0.3%

Apartment Investment & Management Co., Class A	4,168	147,714
Equity Residential	1,657	69,925
Host Hotels & Resorts, Inc.	12,322	176,205
Public Storage, Inc.	1,132	99,978

		493,822

Retail-Apparel/Shoe - 0.2%

Abercrombie & Fitch Co., Class A	1,589	83,343
Limited Brands, Inc.	2,705	56,264
Liz Claiborne, Inc.	4,136	67,045
The Gap, Inc.	7,612	148,053

		354,705

Retail-Auto Parts - 0.1%

AutoZone, Inc.†	1,139	156,305

Retail-Automobile - 0.0%

AutoNation, Inc.†	1,349	15,311

Retail-Building Products - 0.1%

Home Depot, Inc.	6,808	184,633
Lowe’s Cos., Inc.	535	13,182

		197,815

Retail-Discount - 1.3%

HSN, Inc.†	667	9,772
Wal-Mart Stores, Inc.	32,044	1,892,839

		1,902,611

Retail-Drug Store - 0.8%

CVS Caremark Corp.	32,388	1,185,401

Retail-Jewelry - 0.0%

Tiffany & Co.	411	18,154

Retail-Major Department Stores - 0.1%

TJX Cos., Inc.	5,440	197,146

Retail-Office Supplies - 0.0%

OfficeMax, Inc.	2,779	34,015

Retail-Regional Department Stores - 0.0%

Macy’s, Inc.	2,451	51,030

Retail-Restaurants - 1.0%

McDonald’s Corp.	21,022	1,304,415
Wendy’s International, Inc.	1,621	39,342

Yum! Brands, Inc.	2,266	80,851

		1,424,608

Schools - 0.1%

Apollo Group, Inc., Class A†	1,311	83,484

Semiconductor Components-Integrated Circuits - 0.2%

Analog Devices, Inc.	6,629	185,347
Linear Technology Corp.	1,554	50,722

		236,069

Steel-Producers - 0.1%

Nucor Corp.	1,421	74,603
United States Steel Corp.	546	72,656

		147,259

Steel-Specialty - 0.0%

Allegheny Technologies, Inc.	1,031	50,519

Telecom Equipment-Fiber Optics - 0.2%

Corning, Inc.	17,563	360,744

Telecom Services - 0.1%

Embarq Corp.	2,037	96,065
Fairpoint Communications, Inc.	92	814

		96,879

Telecommunication Equipment - 0.0%

Nortel Networks Corp.†	62	374

Telephone-Integrated - 1.5%

AT&T, Inc.	46,177	1,477,202
CenturyTel, Inc.	2,480	95,802
Qwest Communications International, Inc.	4,507	17,036
Sprint Nextel Corp.	6,844	59,680
Verizon Communications, Inc.	16,172	567,961

		2,217,681

Television - 0.1%

CBS Corp., Class B	5,065	81,952

Tobacco - 1.0%

Altria Group, Inc.	13,589	285,777
Lorillard, Inc.	486	35,109
Philip Morris International, Inc.	17,913	961,928
Reynolds American, Inc.	3,039	161,006

		1,443,820

Tools-Hand Held - 0.1%

The Stanley Works	2,567	123,088

Transport-Rail - 0.2%

Burlington Northern Santa Fe Corp.	564	60,573
CSX Corp.	2,748	177,741
Union Pacific Corp.	593	49,753

		288,067

Transport-Services - 0.3%

Ryder System, Inc.	952	61,423
United Parcel Service, Inc., Class B	5,560	356,507

		417,930

Travel Services - 0.0%

Interval Leisure Group, Inc.†	667	8,664

Web Portals/ISP - 0.4%

Google, Inc., Class A†	1,071	496,183
Yahoo!, Inc.†	5,357	103,819

		600,002

Wireless Equipment - 0.4%

American Tower Corp., Class A†	552	22,814
Motorola, Inc.	16,479	155,232
QUALCOMM, Inc.	8,460	445,419

		623,465

Total Common Stock (cost $69,779,942)		68,696,642

EXCHANGE TRADED FUNDS - 4.9%
Index Fund - 4.4%

iShares MSCI EAFE Index Fund	101,400	6,445,998

Index Fund-Large Cap - 0.5%

SPDR Trust, Series 1	5,780	744,406

Total Exchange Traded Funds
(cost $8,219,769)		7,190,404

PREFERRED STOCK - 0.4%
Banks-Money Center - 0.1%

Santander Finance Preferred SA 4.00%(1)	7,600	105,260

Banks-Super Regional - 0.0%

Wachovia Capital Trust IX 6.38%	3,100	45,074

Diversified Financial Services - 0.2%

General Electric Capital Corp. 8.00%(2)	11,000	255,750

Federal Home Loan Mtg. Corp. - 0.0%

Federal Home Loan Mtg. Corp. 8.38%	2,200	30,910

Special Purpose Entity - 0.1%

Structured Repackaged Asset-Backed Trust Securities 3.00%(1)	7,600	130,644

Total Preferred Stock
(cost $755,312)		567,638

ASSET BACKED SECURITIES - 3.2%
Diversified Financial Services - 3.2%

Banc of America Commercial Mtg., Inc. Series 2006-6, Class AM 5.39% due 10/10/45(3)	$110,000	93,711
Banc of America Funding Corp. Series 2007-C, Class 5A1 5.39% due 05/20/36(4)	309,025	283,830
Banc of America Funding Corp. Series 2006-J, Class 2A1 5.89% due 01/20/47(4)	307,835	237,609
Bear Stearns Commercial Mtg. Securities, Inc. Series 2007-PW15, Class A2 5.21% due 02/11/44(3)	155,000	147,726

Chase Funding Mtg. Loan Asset-Backed Certs. Series 2003-6, Class 1A6 4.59% due 05/25/15	89,279	83,524
Chase Mtg. Finance Corp. Series 2007-A2, Class 1A1 5.02% due 07/25/37(4)(5)	278,987	262,843
Citigroup Commercial Mtg. Trust Series 2008-C7, Class AM 6.10% due 12/01/49(3)	230,000	200,160
Commercial Mtg. Asset Trust Series 1999-C1, Class D 7.35% due 01/17/32(3)	275,000	251,153
Commercial Mtg. Pass Through Certs. Series 2004-LB2A, Class A3 4.22% due 03/10/39(3)	645,000	632,376
Countrywide Asset-Backed Certs. Series 2006-S6, Class A3 5.66% due 03/25/34	380,000	159,600
GE Capital Commercial Mtg. Corp. Series 2004-C2, Class A4 4.89% due 03/10/40(3)	110,000	104,130
GMAC Commercial Mtg. Securities, Inc. Series 2003-C2, Class A2 5.67% due 05/10/40(3)(5)	30,000	29,474
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP9, Class AM 5.37% due 05/15/47(3)	315,000	266,841
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2008-C2, Class AM 6.80% due 11/12/18(3)	539,000	483,794
LB Commercial Conduit Mtg. Trust Series 1998-C1, Class E 7.00% due 02/18/30(3)	155,000	161,107
Ocwen Advance Receivables Backed Notes Series 2006-1A 5.36% due 11/24/15*(6)	300,000	264,000
Swift Master Auto Receivables Trust Series 2007-2, Class A 3.12% due 10/15/12(1)	525,217	481,090
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR17, Class A2 5.83% due 10/25/36(4)(5)	427,285	366,708
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR12, Class 2A1 6.10% due 09/25/36(4)	164,679	140,229

Total Asset Backed Securities
(cost $5,290,424)		4,649,905

CONVERTIBLE BONDS & NOTES - 0.0%
Telecom Services - 0.0%

ICO North America, Inc. Notes 7.50% due 08/15/09(6)(7)(8) (cost $20,000)	20,000	16,000

CORPORATE BONDS & NOTES - 14.2%
Aerospace/Defense-Equipment - 0.2%

United Technologies Corp. Senior Notes 4.88% due 05/01/15	285,000	286,179
United Technologies Corp. Notes 6.13% due 07/15/38	60,000	60,279

		346,458

Agricultural Chemicals - 0.1%

Monsanto Co. Company Guar. Bonds 5.88% due 04/15/38	60,000	57,601
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	35,000	34,037
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	65,000	67,219

		158,857

Airlines - 0.1%

American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	55,000	42,075
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.26% due 11/20/21	45,463	40,008

		82,083

Auto-Cars/Light Trucks - 0.1%

Ford Motor Co. Senior Notes 6.38% due 02/01/29	55,000	23,925
General Motors Corp. Senior Notes 7.13% due 07/15/13	108,000	58,320
General Motors Corp. Senior Notes 8.25% due 07/15/23	7,000	3,412

		85,657

Auto/Truck Parts & Equipment-Original - 0.1%

Johnson Controls, Inc. Senior Notes 5.25% due 01/15/11	88,000	89,168

Banks-Commercial - 0.5%

CoBank ACB Senior Sub. Notes 7.88% due 04/16/18*	57,000	56,182
Colonial Bank NA Sub. Notes 6.38% due 12/01/15	60,000	45,030

Credit Suisse New York Senior Notes 5.00% due 05/15/13	194,000	188,961
First Maryland Capital II Company Guar. Notes 3.65% due 02/01/27(1)	124,000	83,884
KeyBank NA Sub. Notes 5.45% due 03/03/16	66,000	49,549
KeyBank NA Sub. Notes 7.41% due 10/15/27	26,000	21,904
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	91,000	84,864
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	100,000	90,565
Sovereign Bank Sub. Notes 8.75% due 05/30/18	78,000	68,090
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	110,000	98,570

		787,599

Banks-Fiduciary - 0.1%

State Street Capital Trust IV Company Guar. Notes 3.77% due 06/15/37(1)	100,000	70,310
The Bank of New York Mellon Corp. Senior Notes 5.13% due 08/27/13	78,000	78,221

		148,531

Banks-Super Regional - 0.4%

Bank of America Corp. Sub. Notes 7.25% due 10/15/25	135,000	133,712
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	60,000	49,235
Huntington Capital Trust I Company Guar. Bonds 3.50% due 02/01/27(1)	100,000	56,274
JP Morgan Chase Bank NA Sub. Notes 6.13% due 11/01/08	117,000	117,560
PNC Preferred Funding Trust I Senior Notes 6.11% due 03/15/12*(1)(9)	70,000	47,676
Wells Fargo & Co. Senior Notes 4.38% due 01/31/13	96,000	91,954
Wells Fargo & Co. Senior Notes 5.25% due 10/23/12	108,000	107,939

		604,350

Broadcast Services/Program - 0.0%

Nexstar Broadcasting, Inc. Senior Sub. Notes 7.00% due 01/15/14	40,000	32,800

Building-Residential/Commercial - 0.0%

D.R. Horton, Inc. Company Guar. Notes 5.00% due 01/15/09	49,000	48,510

Cable TV - 0.2%

CCH I Holdings LLC/CCH I Holdings Capital Corp. Senior Notes 11.00% due 10/01/15	54,000	41,175
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 09/15/10	78,000	74,880
CCH II LLC/CCH II Capital Corp. Company Guar. Notes, Series B 10.25% due 09/15/10	12,000	11,460
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	98,000	96,000
COX Communications, Inc. Bonds 6.95% due 06/01/38*	40,000	39,499
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	58,000	58,280

		321,294

Casino Hotels - 0.1%

MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	125,000	100,000
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	30,000	28,875

		128,875

Casino Services - 0.0%

Indianapolis Downs LLC & Capital Corp. Sec. Notes 11.00% due 11/01/12*	35,000	27,825

Cellular Telecom - 0.1%

Centennial Communications Corp. Senior Notes 8.54% due 01/01/13(1)	35,000	34,825
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	50,000	40,000

Rural Cellular Corp. Senior Sub. Notes 5.68% due 06/01/13(1)	40,000	40,800
Rural Cellular Corp. Senior Notes 8.55% due 11/01/12(1)	5,000	5,100

		120,725

Chemicals-Diversified - 0.2%

E.I. Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	34,000	33,780
E.I. Du Pont de Nemours & Co. Senior Notes 6.00% due 07/15/18	65,000	66,257
ICI Wilmington, Inc. Company Guar. Notes 5.63% due 12/01/13	112,000	114,544

		214,581

Chemicals-Specialty - 0.1%

Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	65,000	60,450
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16	110,000	85,800

		146,250

Commercial Services-Finance - 0.1%

The Western Union Co. Senior Notes 5.40% due 11/17/11	147,000	148,093

Computer Services - 0.1%

Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	35,000	32,200
Electronic Data Systems Corp. Senior Notes 6.00% due 08/01/13	130,000	136,223

		168,423

Consumer Products-Misc. - 0.0%

American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12	15,000	14,663

Containers-Paper/Plastic - 0.1%

Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	20,000	17,400
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	195,000	156,000

		173,400

Cosmetics & Toiletries - 0.0%

Avon Products, Inc. Senior Notes 5.75% due 03/01/18	40,000	39,540

Direct Marketing - 0.0%

Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	40,000	35,600

Diversified Financial Services - 0.2%

American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	100,000	97,550
General Electric Capital Corp. Senior Notes 5.65% due 06/09/14	100,000	101,623
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	171,000	153,974

		353,147

Diversified Manufacturing Operations - 0.1%

Cooper U.S., Inc. Senior Notes 5.45% due 04/01/15	56,000	56,576
General Electric Co. Senior Notes 5.25% due 12/06/17	97,000	93,744

		150,320

Diversified Operations - 0.0%

Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12	35,000	22,587

Electric-Distribution - 0.0%

Old Dominion Electric Cooperative 1st Mtg. Bonds 5.68% due 12/01/28	43,750	41,962

Electric-Generation - 0.2%

Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	121,000	124,235
The AES Corp. Senior Notes 8.00% due 10/15/17	70,000	68,950
The AES Corp. Senior Notes 8.88% due 02/15/11	110,000	114,400

		307,585

Electric-Integrated - 2.0%

Baltimore Gas & Electric Co. Senior Notes 6.13% due 07/01/13	100,000	100,623
Centerpoint Energy, Inc. Senior Notes 6.50% due 05/01/18	30,000	29,338
Dominion Resources, Inc. Jr. Sub Notes 6.30% due 09/30/66(1)	95,000	86,299

DTE Energy Co. Senior Notes 6.38% due 04/15/33	72,000	66,604
DTE Energy Co. Senior Notes 7.05% due 06/01/11	33,000	34,305
Duke Energy Corp. Senior Notes 4.20% due 10/01/08	110,000	110,072
Duke Energy Indiana, Inc. 1st Mtg. Bonds 6.35% due 08/15/38	120,000	119,926
Entergy Arkansas Inc 1st Mtg. Bonds 5.40% due 08/01/13	87,000	87,295
Entergy Gulf States Louisiana LLC 1st Mtg. Bonds 6.00% due 05/01/18*	120,000	115,239
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	165,000	165,182
Exelon Corp. Senior Notes 6.75% due 05/01/11	88,000	90,629
FirstEnergy Corp. Senior Notes 6.45% due 11/15/11	100,740	103,495
Florida Power Corp. 1st. Mtg. Bonds 6.40% due 06/15/38	53,000	53,932
Mackinaw Power LLC Sec. Notes 6.30% due 10/31/23*	103,873	105,953
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	35,000	35,700
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	44,726	48,416
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	100,000	88,181
PacifiCorp 1st. Mortgage Bonds 6.35% due 07/15/38	120,000	118,126
Pepco Holdings, Inc. Senior Notes 6.13% due 06/01/17	140,000	135,943
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	100,000	102,006
PPL Energy Supply LLC Senior Notes 6.30% due 07/15/13	60,000	60,689
PSEG Power LLC Company Guar. Notes 5.00% due 04/01/14	82,000	78,481
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	100,000	105,594
Public Service Co. of Colorado 1st Mtg. Bonds 5.80% due 08/01/18	50,000	51,001
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	183,000	172,966
Sierra Pacific Power Co. 1st Mtg. Bonds 5.45% due 09/01/13	90,000	89,325
Sierra Pacific Power Co. Senior Notes 6.75% due 07/01/37	108,000	106,395
Southern Energy, Inc. Notes 7.90% due 07/15/09†(6)(7)(8)	125,000	0
Southern Power Co. Senior Notes 4.88% due 07/15/15	58,000	55,265
Texas Competitive Electric Holdings Co. LLC, Series A Senior Notes 10.25% due 11/01/15*	80,000	79,800
Texas Competitive Electric Holdings Co. LLC, Series B Senior Notes 10.25% due 11/01/15*	35,000	34,913
Union Electric Co. 1st. Mtg. Bonds 6.70% due 02/01/19	100,000	101,382
Virginia Electric & Power Co. Notes 4.10% due 12/15/08	144,000	144,348

		2,877,423

Electronic Components-Semiconductors - 0.1%

Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	30,000	28,125
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	100,000	98,940
Spansion LLC Senior Sec. Notes 5.81% due 06/01/13*(1)	50,000	34,750

		161,815

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc. Senior Notes 6.50% due 11/01/17	91,000	89,393

Electronics-Military - 0.0%

L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	35,000	33,512

Finance-Auto Loans - 0.2%

Ford Motor Credit Co. LLC Senior Notes 7.38% due 10/28/09	110,000	102,237
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	1,000	862
GMAC LLC Senior Bonds 6.88% due 09/15/11	95,000	58,951
GMAC LLC Senior Bonds 6.88% due 08/28/12	114,000	66,877

		228,927

Finance-Commercial - 0.2%

Caterpillar Financial Services Corp. Senior Notes 4.25% due 02/08/13	45,000	44,437
Caterpillar Financial Services Corp. Senior Notes 4.90% due 08/15/13	130,000	130,451
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	130,000	130,403

		305,291

Finance-Credit Card - 0.1%

MBNA America Bank NA Senior Notes 7.13% due 11/15/12	79,000	82,929

Finance-Investment Banker/Broker - 1.6%

Citigroup, Inc. Senior Notes 5.85% due 07/02/13	100,000	97,655
Citigroup, Inc. Senior Sub. Notes 5.88% due 02/22/33	64,000	51,217
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	156,000	156,170
Citigroup, Inc. Sub. Notes 8.40% due 04/30/18(1)(9)	140,000	118,863
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(1)	578,000	578,887
JP Morgan Chase & Co. Senior Notes 5.38% due 01/15/14	110,000	111,820
JP Morgan Chase & Co. Senior Notes 6.00% due 01/15/18	85,000	82,313
Lehman Brothers Holdings Capital Trust VII Notes 5.86% due 05/31/12(1)(9)(10)	45,000	23,513
Lehman Brothers Holdings, Inc. Notes 5.50% due 04/04/16(10)	44,000	38,728
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17(10)	30,000	26,906
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38(10)	205,000	181,546
Lehman Brothers Holdings, Inc. Senior Notes 8.80% due 03/01/15(10)	152,000	158,733
Merrill Lynch & Co., Inc. Senior Notes 6.05% due 08/15/12	105,000	100,650
Morgan Stanley Senior Notes 5.38% due 10/15/15	102,000	91,537
Morgan Stanley Notes 5.45% due 01/09/17	60,000	52,264
Morgan Stanley Senior Notes 6.00% due 04/28/15	100,000	92,109
Schwab Capital Trust I Company Guar. Bonds 7.50% due 11/15/37(1)	23,000	19,811
The Bear Stearns Cos., Inc. Notes 4.50% due 10/28/10	74,000	73,826
The Bear Stearns Cos., Inc. Senior Notes 5.70% due 11/15/14	106,000	103,450
The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37	167,000	146,935

		2,306,933

Finance-Mortgage Loan/Banker - 0.1%

Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	123,000	100,244

Finance-Other Services - 0.1%

TIAA Global Markets, Inc. Notes 5.13% due 10/10/12	75,000	76,141

Food-Misc. - 0.3%

Kraft Foods, Inc. Senior Bonds 5.63% due 11/01/11	100,000	101,555
Kraft Foods, Inc. Senior Notes 6.50% due 08/11/17	55,000	55,628
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	110,000	107,689
McCormick & Co., Inc. Notes 5.25% due 09/01/13	120,000	119,665

		384,537

Funeral Services & Related Items - 0.0%

Service Corp. International Senior Notes 6.75% due 04/01/16	50,000	46,000

Gambling (Non-Hotel) - 0.0%

Downstream Development Authority Senior Notes 12.00% due 10/15/15*	25,000	20,438

Home Furnishings - 0.0%

Simmons Co. Company Guar. Notes 7.88% due 01/15/14	25,000	19,875
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(2)	16,000	10,080

		29,955

Hotel/Motels - 0.0%

Starwood Hotels & Resorts Worldwide, Inc. Notes 6.75% due 05/15/18	50,000	45,318

Independent Power Producers - 0.1%

NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	105,000	103,687

Insurance Brokers - 0.1%

Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	55,000	55,015
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	25,000	25,449
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	25,000	19,938

		100,402

Insurance-Life/Health - 0.3%

Americo Life, Inc. Notes 7.88% due 05/01/13*	102,000	103,337
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	71,000	70,957
Monumental Global Funding II Notes 5.65% due 07/14/11*	54,000	55,397
Pricoa Global Funding I Notes 5.30% due 09/27/13*	90,000	88,984
Prudential Financial, Inc. Jr. Sub. Bonds 8.88% due 06/15/38(1)	50,000	46,929

		365,604

Insurance-Multi-line - 0.1%

MetLife, Inc. Senior Notes 6.82% due 08/15/18	102,000	102,264
Xl Capital, Ltd. Senior Notes 5.25% due 09/15/14	92,000	83,235

		185,499

Insurance-Mutual - 0.1%

Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/58*(1)	70,000	63,700

Insurance-Property/Casualty - 0.1%

ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	104,000	97,835
Chubb Corp. Senior Notes 6.50% due 05/15/38	56,000	53,043

		150,878

Insurance-Reinsurance - 0.2%

Berkshire Hathaway Finance Corp. Company Guar. Notes 5.00% due 08/15/13*	121,000	122,453
PartnerRe Finance A LLC Company Guar. Notes 6.88% due 06/01/18	120,000	116,356

		238,809

Investment Management/Advisor Services - 0.1%

Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10	178,000	176,923

Medical Products - 0.2%

Johnson & Johnson Senior Notes 5.85% due 07/15/38	146,000	149,740
LVB Acquisition Holding LLC Senior Notes 10.38% due 10/15/17	60,000	63,000
LVB Acquisition Holding LLC Company Guar. Notes 11.63% due 10/15/17	75,000	78,844
Universal Hospital Services, Inc. Senior Sec. Bonds 8.50% due 06/01/15	40,000	39,800

		331,384

Medical-Drugs - 0.3%

American Home Products Corp. Notes 6.95% due 03/15/11	103,000	109,371
GlaxoSmithKline Capital, Inc. Company Guar. Notes 6.38% due 05/15/38	70,000	70,038
Schering-Plough Corp. Senior Notes 6.55% due 09/15/37	101,000	96,370

Wyeth Bonds 5.50% due 02/01/14	112,000	114,272

		390,051

Medical-HMO - 0.2%

Humana, Inc. Bonds 8.15% due 06/15/38	60,000	59,852
UnitedHealth Group, Inc. Senior Notes 5.25% due 03/15/11	60,000	59,800
UnitedHealth Group, Inc. Senior Notes 6.88% due 02/15/38	101,000	92,761
WellPoint, Inc. Notes 5.00% due 01/15/11	36,000	35,841
WellPoint, Inc. Senior Notes 5.95% due 12/15/34	60,000	51,701

		299,955

Medical-Hospitals - 0.3%

Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	70,000	70,700
HCA, Inc. Senior Notes 6.25% due 02/15/13	120,000	103,800
HCA, Inc. Senior Notes 9.25% due 11/15/16	170,000	174,887
IASIS Healthcare LLC / IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	55,000	55,138

		404,525

Medical-Wholesale Drug Distribution - 0.1%

Cardinal Health, Inc. Senior Notes 5.50% due 06/15/13	91,000	89,788

Metal Processors & Fabrication - 0.1%

Timken Co. Notes 5.75% due 02/15/10	88,000	87,693

Metal-Aluminum - 0.1%

Alcoa, Inc. Notes 6.00% due 01/15/12	66,000	66,670
Alcoa, Inc. Bonds 6.50% due 06/15/18	65,000	64,024

		130,694

Metal-Diversified - 0.1%

Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	60,000	63,600

Mining - 0.0%

Noranda Aluminum Acquisition Corp. Company Guar. Notes 6.83% due 05/15/15(1)	50,000	42,750

Multimedia - 0.3%

COX Enterprises, Inc. Notes 7.88% due 09/15/10*	143,000	150,857
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	65,000	66,800
Time Warner Cos., Inc. Company Guar. Notes 7.25% due 10/15/17	86,000	86,194
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	102,000	109,346

		413,197

Networking Products - 0.0%

Cisco Systems, Inc. Senior Notes 5.50% due 02/22/16	40,000	40,643

Non-Hazardous Waste Disposal - 0.1%

Republic Services, Inc. Notes 6.09% due 03/15/35	95,000	77,767
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	96,000	96,355

		174,122

Office Automation & Equipment - 0.2%

IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	25,000	26,937
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	174,000	166,737
Xerox Corp. Senior Notes 6.35% due 05/15/18	50,000	48,367

		242,041

Oil Companies-Exploration & Production - 0.3%

Chesapeake Energy Corp. Senior Notes 7.25% due 12/15/18	100,000	97,500
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	145,000	146,450
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	50,000	45,250

Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	165,000	144,375
XTO Energy, Inc. Senior Notes 6.50% due 12/15/18	50,000	49,854

		483,429

Oil Companies-Integrated - 0.1%

Hess Corp. Notes 7.13% due 03/15/33	60,000	64,028
Hess Corp. Bonds 7.88% due 10/01/29	70,000	78,611

		142,639

Oil Field Machinery & Equipment - 0.0%

Cameron International Corp. Senior Notes 7.00% due 07/15/38	61,000	59,717

Oil Refining & Marketing - 0.1%

The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	144,000	147,429
Valero Energy Corp. Senior Notes 6.63% due 06/15/37	42,000	37,058

		184,487

Oil-Field Services - 0.0%

Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	20,000	19,100

Paper & Related Products - 0.1%

Bowater, Inc. Notes 6.50% due 06/15/13	60,000	33,300
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	30,000	27,975
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	10,000	9,275

		70,550

Physicians Practice Management - 0.0%

US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	60,000	60,150

Pipelines - 0.4%

CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	110,000	114,767
Copano Energy LLC Senior Notes 7.75% due 06/01/18*	75,000	69,750
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	110,000	106,700
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	100,000	103,006
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	75,000	73,406
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17	98,000	92,035
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	75,000	78,750

		638,414

Publishing-Periodicals - 0.0%

Dex Media West LLC/Dex Media Finance Co. Senior Notes 8.50% due 08/15/10	3,000	2,880
R.H. Donnelley, Inc. Company Guar. Bonds 11.75% due 05/15/15*	3,000	2,205
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17	45,000	27,000

		32,085

Real Estate Investment Trusts - 0.1%

Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	80,000	72,466
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	55,000	54,025
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16	31,000	26,449

		152,940

Recycling - 0.0%

Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	60,000	46,800

Rental Auto/Equipment - 0.0%

ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	31,000	23,645
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	35,000	27,650

		51,295

Research & Development - 0.0%

Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	65,000	44,525

Retail-Discount - 0.1%

Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/38	104,000	102,879

Retail-Drug Store - 0.0%

CVS Caremark Corp. Senior Notes 6.13% due 08/15/16	59,000	58,935
CVS Pass-Through Trust Pass Through Certs. 6.04% due 12/10/28*	962	888

		59,823

Retail-Restaurants - 0.0%

NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	40,000	34,200

Savings & Loans/Thrifts - 0.3%

Independence Community Bank Corp. Sub. Notes 4.86% due 06/20/13(1)	59,000	44,530
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	166,000	147,861
Washington Mutual Preferred Funding III Jr. Sub. Bonds 6.90% due 06/15/12*(1)(9)(10)(11)	100,000	27,000
Western Financial Bank Debentures 9.63% due 05/15/12	159,000	163,734

		383,125

Special Purpose Entities - 0.4%

BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	85,000	81,067
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	55,000	45,237
Goldman Sachs Capital III Company Guar. Notes 3.45% due 09/01/12(1)(9)	162,000	98,365
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 8.88% due 04/01/15	5,000	4,988
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 9.75% due 04/01/17	24,000	23,520
Hexion US Finance Corp. Company Guar. Notes 9.75% due 11/15/14	15,000	12,488
KAR Holdings, Inc. Company Guar. Notes 6.80% due 05/01/14(1)	60,000	49,800
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	45,000	36,225
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	177,000	175,874
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*	55,000	40,287

		567,851

Steel-Producers - 0.2%

International Steel Group, Inc. Senior Notes 6.50% due 04/15/14	110,000	111,528
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	55,000	51,677
Ryerson, Inc. Senior Sec. Notes 10.18% due 11/01/14*(1)	50,000	47,750
United States Steel Corp. Senior Notes 7.00% due 02/01/18	45,000	44,059

		255,014

Telecom Services - 0.2%

Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	180,000	169,846
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	26,000	25,740
Qwest Corp. Senior Notes 7.50% due 10/01/14	55,000	51,013

		246,599

Telephone-Integrated - 0.4%

AT&T Corp. Senior Notes 7.30% due 11/15/11	101,000	107,861
BellSouth Corp. Senior Notes 6.00% due 10/15/11	200,000	207,016
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	14,000	12,880
Pacific Bell Telephone Co. Company Guar. Notes 7.13% due 03/15/26	100,000	102,593
Verizon New York, Inc. Notes 6.88% due 04/01/12	114,000	118,189

		548,539

Television - 0.1%

Belo Corp. Senior Notes 6.75% due 05/30/13	55,000	51,136

Paxson Communications Corp. Senior Notes 6.04% due 01/15/12*(1)	30,000	24,787
Paxson Communications Corp. Senior Sec. Notes 9.04% due 01/15/13*(1)(11)	71,762	45,120
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	30,000	10,800

		131,843

Transactional Software - 0.0%

Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	25,000	17,750

Transport-Air Freight - 0.2%

Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	255,660	217,311

Transport-Rail - 0.1%

CSX Corp. Senior Notes 6.25% due 04/01/15	100,000	97,983
CSX Corp. Senior Notes 6.25% due 03/15/18	102,000	96,335

		194,318

Transport-Services - 0.1%

PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	105,000	98,831
Ryder System, Inc. Senior Notes 7.20% due 09/01/15	26,000	26,342

		125,173

Travel Services - 0.0%

Travelport LLC Company Guar. Notes 7.31% due 09/01/14(1)	33,000	25,988

Total Corporate Bonds & Notes
(cost $21,539,911)		20,580,228

FOREIGN CORPORATE BONDS & NOTES - 3.0%
Banks-Commercial - 0.3%

Barclays Bank PLC Sub. Notes 5.93% due 12/15/16*(1)(9)	130,000	102,903
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	108,000	101,903
Barclays Bank PLC Jr. Sub. Notes 7.43% due 12/15/17*(1)(9)	15,000	13,254
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 4.37% due 12/30/09(1)(9)	102,000	62,220
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(1)(9)	87,000	69,413
HBOS PLC Sub. Notes 5.92% due 10/01/15*(1)(9)	65,000	42,075
NIB Capital Bank Bonds 5.82% due 12/11/13*(1)(9)	110,000	57,272

		449,040

Banks-Money Center - 0.1%

Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 04/27/09(9)	120,000	119,918

Beverages-Wine/Spirits - 0.1%

Diageo Finance BV Company Guar. Notes 3.88% due 04/01/11	156,000	154,932

Brewery - 0.1%

FBG Finance, Ltd. Senior Notes 5.13% due 06/15/15*	52,000	48,763
SABMiller PLC Senior Notes 6.50% due 07/15/18*	68,000	67,945

		116,708

Cellular Telecom - 0.1%

Vodafone Airtouch PLC Senior Notes 7.75% due 02/15/10	60,000	62,776
Vodafone Group PLC Senior Notes 5.38% due 01/30/15	101,000	97,865

		160,641

Containers-Metal/Glass - 0.1%

Rexam PLC Bonds 6.75% due 06/01/13*	81,000	80,393

Cruise Lines - 0.0%

Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	65,000	58,175

Diversified Manufacturing Operations - 0.1%

Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	55,000	56,650
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	110,000	109,350

		166,000

Diversified Operations - 0.5%

Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	700,000	715,032

Electric-Generation - 0.0%

Abu Dhabi National Energy Co. Senior Notes 7.25% due 08/01/18*	18,000	18,361

Electric-Integrated - 0.1%

Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	72,000	74,608
TransAlta Corp. Senior Notes 6.65% due 05/15/18	41,000	40,523

		115,131

Electronic Components-Misc. - 0.0%

NXP BV/NXP Funding LLC Company Guar. Notes 9.50% due 10/15/15	4,000	2,710

Food-Retail - 0.1%

Delhaize Group SA Notes 6.50% due 06/15/17	98,000	98,573

Insurance-Multi-line - 0.1%

Aegon NV Sub. Bonds 4.63% due 07/15/14(1)(9)	145,000	79,750

Insurance-Property/Casualty - 0.0%

Xl Capital (Europe) PLC Company Guar. Notes 6.50% due 01/15/12	53,000	50,311

Investment Companies - 0.0%

Xstrata Finance Canada, Ltd. Notes 6.90% due 11/15/37*	49,000	43,852

Medical-Drugs - 0.2%

Angiotech Pharmaceuticals, Inc. Company Guar. Notes 6.43% due 12/01/13(1)	40,000	35,400
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	40,000	29,200
AstraZeneca PLC Senior Notes 5.90% due 09/15/17	100,000	103,867
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	70,000	64,750

		233,217

Multimedia - 0.0%

Thomson Reuters Corp. Company Guar. Notes 5.95% due 07/15/13	68,000	68,932

Oil Companies-Exploration & Production - 0.1%

EnCana Corp. Bonds 6.50% due 08/15/34	25,000	23,863
OPTI Canada, Inc. Senior Notes 7.88% due 12/15/14	55,000	54,381

		78,244

Paper & Related Products - 0.0%

Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	80,000	44,900

Pipelines - 0.0%

Enbridge, Inc. Senior Notes 5.80% due 06/15/14	41,000	40,869

Property Trust - 0.0%

Westfield Capital Corp., Ltd./ WT Finance Austrailia Property, Ltd. Company Guar. Notes 4.38% due 11/15/10*	70,000	68,964

Real Estate Operations & Development - 0.1%

Brascan Corp. Notes 8.13% due 12/15/08	141,000	142,302

Satellite Telecom - 0.1%

Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.50% due 01/15/13*	90,000	89,100
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.88% due 01/15/15*	5,000	4,944

		94,044

Special Purpose Entities - 0.3%

HKCG Finance, Ltd. Company Guar. Notes 6.25% due 08/07/18*	55,000	55,212
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(9)	208,000	139,360
SMFG Preferred Capital, Ltd. Bonds 6.08% due 01/25/17*(1)(9)	101,000	82,213
SovRisc BV Notes 4.63% due 10/31/08*	113,000	113,424

		390,209

Telecom Services - 0.0%

TELUS Corp. Notes 8.00% due 06/01/11	50,000	53,526

Telecommunication Equipment - 0.0%

Nortel Networks, Ltd. Company Guar. Notes 10.75% due 07/15/16*	65,000	60,125

Telephone-Integrated - 0.2%

Deutsche Telekom International Finance BV Company Guar. Bonds 6.75% due 08/20/18	115,000	114,962
Telecom Italia Capital SA Company Guar. 4.95% due 09/30/14	90,000	81,558
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	80,000	81,757

		278,277

Transport-Marine - 0.1%

DP World, Ltd. Bonds 6.85% due 07/02/37*	132,000	111,498

Transport-Rail - 0.1%

Canadian National Railway Co. Notes 6.38% due 10/15/11	110,000	116,015

Water - 0.1%

Veolia Environnement Notes 6.75% due 06/01/38	100,000	100,112

Wireless Equipment - 0.0%

Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	65,000	65,915

Total Foreign Corporate Bonds & Notes
(cost $4,751,555)		4,376,676

U.S. GOVERNMENT AGENCIES - 11.0%
Federal Home Loan Mtg. Corp. - 5.8%

4.50% due 01/15/34	510,000	478,930
5.00% due 11/15/28	247,000	248,724
5.00% due 09/15/31	315,000	311,998
5.00% due 10/01/33	25,810	24,969
5.00% due 10/15/34	505,000	481,914
5.00% due 07/01/35	134,791	129,936
5.00% due 10/01/35	702,360	677,066
5.00% due 01/01/37	259,601	250,009
5.50% due 11/15/25	900,000	880,167
5.50% due 06/15/31	282,000	284,723
5.50% due 10/01/33	12,184	12,081
5.50% due 01/01/35	461,278	456,320
5.50% due 08/01/37	796,810	786,378
5.50% due 10/01/37	677,421	668,552
5.50% due 01/01/38	359,053	354,576
5.78% due 01/01/37(1)	184,318	187,048
5.81% due 01/01/37(1)	403,640	406,872
5.95% due 10/01/36(1)	553,513	562,066
6.00% due 08/01/36	470,794	475,370
6.50% due 12/01/28	170,377	176,967
6.50% due 11/01/33	10,045	10,392
6.50% due 05/01/36	6,718	6,910
6.50% due 11/01/37	315,000	323,904
7.00% due 06/01/32	69,037	72,536
7.50% due 04/01/31	118,810	128,093
8.00% due 04/01/30	13,467	14,570
8.00% due 07/01/30	164	178
8.00% due 12/01/30	34,177	36,975

		8,448,224
Federal National Mtg. Assoc. - 5.0%

4.50% due 11/01/22	803,531	787,236
5.00% due 11/25/30	295,000	292,682
5.00% due 11/01/33	25,185	24,380
5.00% due 03/01/34	1,141,723	1,103,461
5.00% due 10/01/35	217,373	209,681
5.50% due 03/01/18	29,175	29,714
5.50% due 11/01/22	225,900	228,050
5.50% due 12/01/33	695,851	691,090
5.50% due 05/01/34	487,446	484,111
5.50% due 02/01/36(1)	251,291	256,061
5.50% due 11/01/36	1,706	1,672
6.00% due 12/01/16	117,606	121,066
6.00% due 05/01/17	91,548	94,212
6.00% due 12/01/33	237,407	240,976
6.00% due 10/01/36	433,859	438,687
6.00% due 03/01/38	606,787	613,538
6.00% due 04/01/38	569,386	575,454
6.50% due 02/01/17	72,818	75,768
6.50% due 08/01/31	90,718	94,104
6.50% due 07/01/32	133,625	138,571
6.50% due 07/01/36	199,947	205,911
6.50% due 10/01/37	469,501	483,405
7.00% due 09/01/31	70,723	74,542
7.50% due 06/01/15	24,785	25,850

		7,290,222

Government National Mtg. Assoc. - 0.2%

6.00% due 02/15/29	7,714	7,870
6.00% due 04/15/29	23,930	24,414
6.00% due 06/15/29	35,880	36,654
6.50% due 02/15/29	98,739	102,361
6.50% due 04/15/31	12,281	12,728

		184,027

Total U.S. Government Agencies
(cost $16,046,336)		15,922,473

U.S. GOVERNMENT TREASURIES - 11.7%
United States Treasury Bonds - 1.5%

4.38% due 02/15/38	103,000	102,268
4.75% due 02/15/37	496,000	521,266
5.00% due 05/15/37	383,000	418,517
7.88% due 02/15/21	850,000	1,147,765

		2,189,816

United States Treasury Notes - 10.2%

2.13% due 01/31/10	6,000,000	5,994,846
2.75% due 02/28/13	555,000	549,277
2.88% due 01/31/13	2,189,000	2,181,304
3.38% due 07/31/13	275,000	278,760
3.50% due 02/15/18	123,000	120,521
3.88% due 05/15/18	27,000	27,158
4.00% due 02/15/14	500,000	521,992
4.00% due 02/15/15	3,100,000	3,239,016
4.00% due 08/15/18	57,000	57,868
4.25% due 08/15/15	39,000	41,191
4.25% due 11/15/17	518,000	538,396
4.50% due 02/15/16	125,000	133,447
4.63% due 11/15/16	100,000	107,117
4.88% due 06/30/12	1,000,000	1,072,578

		14,863,471

Total U.S. Government Treasuries
(cost $16,924,071)		17,053,287

Total Long-Term Investment Securities
(cost $143,327,320)		139,053,253

SHORT-TERM INVESTMENT SECURITIES - 1.0%
Time Deposits - 0.9%

Euro Time Deposit with State Street Bank & Trust Co. 0.50% due 09/02/08	1,282,000	1,282,000

U.S. Government Treasuries - 0.1%

United States Treasury Bill 1.15% due 09/11/08(12)	140,000	139,955

Total Short-Term Investment Securities
(cost $1,421,955)		1,421,955

REPURCHASE AGREEMENTS - 3.5%

Agreement with State Street Bank & Trust Co., bearing interest at 1.58%, dated 08/29/08, to be repurchased 09/02/08 in the amount of $640,112 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 4.12%, due 05/06/13 and having an approximate value of $661,157	640,000	640,000
Agreement with State Street Bank & Trust Co., bearing interest at 1.58%, dated 08/29/08, to be repurchased 09/02/08 in the amount of $4,377,768 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $4,472,384	4,377,000	4,377,000

Total Repurchase Agreements
(cost $5,017,000)		5,017,000

TOTAL INVESTMENTS
(cost $149,766,275)(13)	100.1%	145,492,208
Liabilities in excess of other assets	(0.1)	(79,651)

NET ASSETS	100.0%	$145,412,557

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2008, the aggregate value of these securities was $4,459,931 representing 3.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of August 31, 2008.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(3)	Commercial Mortgaged Backed Security
(4)	Collateralized Mortgage Obligation
(5)	Variable Rate Security - the rate reflected is as of August 31, 2008, maturity date reflects the stated maturity date.
(6)	Fair valued security; see Note 1
(7)	Illiquid security
(8)	To the extent permitted by the Statement of Additional Information, the Asset Allocation Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2008, the Asset Allocation Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
ICO North America, Inc.
7.50% due 08/15/09	08/11/05	$20,000	$20,000	$16,000	$80.00	0.00%
Southern Energy, Inc.
7.90% due 07/15/09	01/10/06	125,000	0	0	0.00	0.00

				$16,000		0.00%

(9)	Perpetual maturity - maturity date reflects the next call date.
(10)	Subsequent to August 31, 2008, the company has filed for Chapter 11 bankruptcy protection and is in default.
(11)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(13)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of August 31, 2008	Unrealized Appreciation (Depreciation)
25 Long	E-Mini MSCI EAFE Index	September 2008	$2,566,900	$2,256,250	$(310,650)

See Notes to Portfolio of Investments

AIG RETIREMENT COMPANY I BLUE CHIP GROWTH FUND

PORTFOLIO OF INVESTMENTS - August 31, 2008 (Unaudited)

Security Description	Shares	Market Value (Note 1)
COMMON STOCK - 99.0%
Advertising Agencies - 0.5%

Omnicom Group, Inc.	51,200	$2,170,368

Aerospace/Defense - 2.3%

General Dynamics Corp.	62,200	5,741,060
Lockheed Martin Corp.	23,900	2,782,916
Rockwell Collins, Inc.	10,200	536,418

		9,060,394

Aerospace/Defense-Equipment - 0.1%

United Technologies Corp.	3,400	223,006

Agricultural Chemicals - 2.3%

Monsanto Co.	58,200	6,649,350
Potash Corp. of Saskatchewan, Inc.	15,700	2,725,520

		9,374,870

Apparel Manufacturers - 0.3%

Coach, Inc.†	44,300	1,284,257

Applications Software - 2.6%

Intuit, Inc.†	37,300	1,121,611
Microsoft Corp.	340,030	9,279,419

		10,401,030

Banks-Fiduciary - 3.7%

Northern Trust Corp.	50,800	4,083,812
State Street Corp.	129,300	8,749,731
The Bank of New York Mellon Corp.	51,100	1,768,571

		14,602,114

Beverages-Non-alcoholic - 0.7%

PepsiCo, Inc.	35,140	2,406,387
The Coca-Cola Co.	5,500	286,385

		2,692,772

Broadcast Services/Program - 0.5%

Discovery Holding Co., Class A†	90,800	1,836,884

Cable TV - 0.2%

Shaw Communications, Inc., Class B	29,300	630,536

Casino Hotels - 1.0%

Las Vegas Sands Corp.†#	47,800	2,266,198
MGM Mirage†#	47,741	1,680,006

		3,946,204

Casino Services - 0.3%

International Game Technology	50,500	1,082,215

Cellular Telecom - 1.5%

America Movil SAB de CV, Series L ADR	107,700	5,533,626
MetroPCS Communications, Inc.†	38,100	642,747

		6,176,373

Commercial Services-Finance - 3.1%

Automatic Data Processing, Inc.	115,900	5,143,642
Mastercard, Inc., Class A	10,300	2,498,265
The Western Union Co.	92,400	2,552,088
Visa, Inc., Class A	31,000	2,352,900

		12,546,895

Computer Aided Design - 0.6%

Autodesk, Inc.†	69,900	2,483,547

Computers - 4.8%

Apple, Inc.†	75,000	12,714,750
Dell, Inc.†	136,490	2,965,928
Hewlett-Packard Co.	71,600	3,359,472

		19,040,150

Computers-Memory Devices - 0.3%

EMC Corp.†	91,300	1,395,064

Consulting Services - 0.9%

Accenture, Ltd., Class A	90,600	3,747,216

Cosmetics & Toiletries - 0.9%

Procter & Gamble Co.	50,976	3,556,596

Data Processing/Management - 0.6%

Fiserv, Inc.†	48,400	2,510,024

Distribution/Wholesale - 0.3%

Fastenal Co.#	23,100	1,199,583

Diversified Financial Services - 0.2%

IntercontinentalExchange, Inc.†	10,200	897,906

Diversified Manufacturing Operations - 4.5%

Danaher Corp.	141,740	11,561,732
General Electric Co.	85,350	2,398,335
Illinois Tool Works, Inc.	35,400	1,756,194
Tyco International, Ltd.	54,500	2,336,960

		18,053,221

Diversified Minerals - 0.1%

BHP Billiton, Ltd.(2)	6,800	239,648

E-Commerce/Products - 2.4%

Amazon.com, Inc.†#	121,000	9,778,010

E-Commerce/Services - 0.9%

eBay, Inc.†	95,840	2,389,291
Expedia, Inc.†	70,800	1,250,328

		3,639,619

Electronic Components-Misc. - 0.1%

Tyco Electronics, Ltd.	10,200	335,682

Electronic Components-Semiconductors - 2.0%

Altera Corp.	26,800	606,752
Broadcom Corp., Class A†	34,100	820,446
Intel Corp.	139,070	3,180,531
Xilinx, Inc.	131,130	3,406,757

		8,014,486

Electronic Forms - 0.5%

Adobe Systems, Inc.†	46,720	2,001,018

Engineering/R&D Services - 0.5%

Foster Wheeler, Ltd.†	30,000	1,490,700
McDermott International, Inc.†	17,000	590,410

		2,081,110

Engines-Internal Combustion - 0.1%

Cummins, Inc.	4,800	312,768

Enterprise Software/Service - 0.6%

Oracle Corp.†	101,050	2,216,026

Entertainment Software - 1.0%

Electronic Arts, Inc.†	82,200	4,012,182

Finance-Credit Card - 0.1%

American Express Co.	7,300	289,664

Finance-Investment Banker/Broker - 3.0%

Citigroup, Inc.	17,100	324,729

Merrill Lynch & Co., Inc.	34,100	966,735
Morgan Stanley	87,600	3,576,708
The Charles Schwab Corp.	77,500	1,859,225
The Goldman Sachs Group, Inc.	32,700	5,361,819

		12,089,216

Finance-Other Services - 0.4%

CME Group, Inc.	4,800	1,609,824

Food-Wholesale/Distribution - 0.1%

Sysco Corp.	7,450	237,133

Health Care Cost Containment - 0.8%

McKesson Corp.	52,400	3,027,672

Hotel/Motels - 0.6%

Marriott International, Inc., Class A	84,900	2,395,029

Human Resources - 0.3%

Monster Worldwide, Inc.†#	55,100	1,076,654

Industrial Gases - 1.2%

Praxair, Inc.	52,000	4,671,680

Instruments-Scientific - 0.2%

Thermo Fisher Scientific, Inc.†	11,700	708,552

Insurance-Life/Health - 0.1%

Prudential Financial, Inc.	8,100	597,051

Internet Application Software - 0.2%

Tencent Holdings, Ltd.(2)	85,200	725,557

Internet Security - 1.2%

McAfee, Inc.†	62,100	2,456,676
VeriSign, Inc.†#	79,200	2,532,024

		4,988,700

Investment Management/Advisor Services - 2.9%

Ameriprise Financial, Inc.	68,240	3,067,388
BlackRock, Inc.#	8,400	1,824,900
Franklin Resources, Inc.	64,300	6,719,350

		11,611,638

Machinery-Construction & Mining - 0.5%

Joy Global, Inc.	25,700	1,825,728

Machinery-Farming - 0.1%

Deere & Co.	3,600	254,052

Medical Instruments - 2.9%

Intuitive Surgical, Inc.†	3,400	1,003,918
Medtronic, Inc.	111,700	6,098,820
St. Jude Medical, Inc.†	93,720	4,295,188

		11,397,926

Medical Products - 2.7%

Baxter International, Inc.	47,800	3,238,928
Becton Dickinson & Co.	21,900	1,913,622
Covidien, Ltd.	24,700	1,335,529
Stryker Corp.	64,800	4,353,912

		10,841,991

Medical-Biomedical/Gene - 5.8%

Celgene Corp.†	91,500	6,340,950
Genentech, Inc.†	86,090	8,501,388
Gilead Sciences, Inc.†	160,540	8,457,247

		23,299,585

Medical-Drugs - 2.4%

Allergan, Inc.	64,900	3,625,963
Elan Corp. PLC ADR†#	12,000	160,680
Novartis AG(2)	1,616	90,187
Roche Holding AG(2)	12,239	2,063,154
Schering-Plough Corp.	32,400	628,560
Wyeth	71,720	3,104,041

		9,672,585

Medical-HMO - 2.0%

Aetna, Inc.	98,700	4,257,918
Humana, Inc.†	51,100	2,371,040
WellPoint, Inc.†	27,960	1,476,008

		8,104,966

Metal-Diversified - 1.1%

Freeport-McMoRan Copper & Gold, Inc.	47,700	4,260,564

Multimedia - 1.0%

The McGraw-Hill Cos., Inc.	93,900	4,022,676

Networking Products - 2.6%

Cisco Systems, Inc.†	195,240	4,695,522
Juniper Networks, Inc.†	225,270	5,789,439

		10,484,961

Oil Companies-Exploration & Production - 0.8%

EOG Resources, Inc.	29,300	3,059,506
Newfield Exploration Co.†	3,400	153,748

		3,213,254

Oil Companies-Integrated - 2.1%

Chevron Corp.	17,000	1,467,440
Exxon Mobil Corp.	58,100	4,648,581
Murphy Oil Corp.	29,400	2,308,782

		8,424,803

Oil-Field Services - 6.2%

Baker Hughes, Inc.	50,400	4,032,504
Schlumberger, Ltd.	130,600	12,305,132
Smith International, Inc.	120,000	8,364,000

		24,701,636

Optical Supplies - 0.8%

Alcon, Inc.	18,400	3,133,336

Pharmacy Services - 1.7%

Express Scripts, Inc.†	35,800	2,628,078
Medco Health Solutions, Inc.†	92,400	4,328,940

		6,957,018

Retail-Bedding - 0.4%

Bed Bath & Beyond, Inc.†#	54,500	1,670,970

Retail-Discount - 1.7%

Costco Wholesale Corp.	30,000	2,011,800
Wal-Mart Stores, Inc.	83,560	4,935,889

		6,947,689

Retail-Drug Store - 1.2%

CVS Caremark Corp.	127,049	4,649,993

Retail-Regional Department Stores - 0.9%

Kohl’s Corp.†	72,600	3,569,742

Retail-Restaurants - 1.5%

McDonald’s Corp.	41,300	2,562,665
Yum! Brands, Inc.	93,900	3,350,352

		5,913,017

Semiconductor Components-Integrated Circuits - 1.2%

Analog Devices, Inc.#	23,920	668,803
Marvell Technology Group, Ltd.†	287,400	4,055,214

		4,724,017

Steel-Producers - 0.0%

Nucor Corp.	3,100	162,750

Telecom Equipment-Fiber Optics - 0.3%

Corning, Inc.	58,000	1,191,320

Telecommunication Equipment - 0.0%

Nortel Networks Corp.†#	201	1,212

Telephone-Integrated - 0.1%

AT&T, Inc.	8,500	271,915

Toys - 0.8%

Nintendo Co., Ltd.(2)	7,200	3,403,037

Transport-Rail - 0.2%

Union Pacific Corp.	9,400	788,660

Transport-Services - 0.3%

Expeditors International of Washington, Inc.	28,400	1,024,956

Web Portals/ISP - 3.2%

Google, Inc., Class A†	27,600	12,786,804

Wireless Equipment - 3.0%

American Tower Corp., Class A†	136,400	5,637,412
Nokia Oyj ADR	13,600	342,312
QUALCOMM, Inc.	110,820	5,834,673
Rogers Communications, Inc., Class B	5,100	184,518

		11,998,915

Total Common Stock (cost $384,582,617)		395,270,222

PREFERRED STOCK - 0.5%
Oil Companies-Integrated - 0.5%

Petroleo Brasileiro SA ADR (cost $2,095,014)	43,300	1,860,601

Total Long-Term Investment Securities (cost $386,677,631)		397,130,823

SHORT-TERM INVESTMENT SECURITIES - 3.7%
Collective Investment Pool - 3.2%

Securities Lending Quality Trust(1)	12,765,702	12,765,702

Registered Investment Companies - 0.5%

T. Rowe Price Reserve Investment Fund	2,192,707	2,192,707

Total Short-Term Investment Securities (cost $14,958,409)		14,958,409

TOTAL INVESTMENTS (cost $401,636,040)(3)	103.2%	412,089,232
Liabilities in excess of other assets	(3.2)	(12,822,399)

NET ASSETS -	100.0%	$399,266,833

† Non-income producing security
# The security or a portion thereof is out on loan.
(1) The security is purchased with the cash collateral received from securities loaned.
(2) Security was valued using fair value procedures at August 31, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(3) See Note 4 for cost of investments on a tax basis.
ADR – American Depository Receipt

See Notes to Portfolio of Investments

AIG RETIREMENT COMPANY I BROAD CAP VALUE INCOME FUND

PORTFOLIO OF INVESTMENTS - August 31, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 97.3%
Aerospace/Defense-Equipment - 0.9%

Goodrich Corp.	4,300	$220,375

Banks-Super Regional - 3.5%

Bank of America Corp.	10,451	325,444
Capital One Financial Corp.	4,700	207,458
Wells Fargo & Co.	9,300	281,511

		814,413

Beverages-Wine/Spirits - 0.8%

Diageo PLC ADR	2,400	178,560

Chemicals-Diversified - 1.3%

E.I. du Pont de Nemours & Co.	7,000	311,080

Coatings/Paint - 0.7%

The Sherwin-Williams Co.	2,800	163,940

Computer Services - 1.3%

Computer Sciences Corp.†	6,300	296,289

Computers - 1.0%

International Business Machines Corp.	1,900	231,287

Cruise Lines - 2.6%

Carnival Corp.	9,900	366,894
Royal Caribbean Cruises, Ltd.	8,800	239,184

		606,078

Diversified Manufacturing Operations - 5.9%

Eaton Corp.	3,800	278,084
Honeywell International, Inc.	7,900	396,343
Illinois Tool Works, Inc.	9,500	471,295
ITT Corp.	3,700	235,875

		1,381,597

Electric Products-Misc. - 1.2%

Emerson Electric Co.	6,100	285,480

Electric-Integrated - 8.2%

CenterPoint Energy, Inc.	14,400	228,672
Dominion Resources, Inc.	6,400	278,592
Duke Energy Corp.	11,300	197,072
Entergy Corp.	3,700	382,543
MDU Resources Group, Inc.	8,250	272,580
Pinnacle West Capital Corp.	7,800	274,482
Xcel Energy, Inc.	14,000	287,140

		1,921,081

Electronics-Military - 2.4%

L-3 Communications Holdings, Inc.	5,400	561,276

Finance-Commercial - 0.7%

CIT Group, Inc.	16,700	172,177

Finance-Consumer Loans - 2.4%

SLM Corp.†	33,600	554,736

Finance-Credit Card - 1.3%

American Express Co.	7,500	297,600

Finance-Investment Banker/Broker - 2.0%

Citigroup, Inc.	12,000	227,880
JPMorgan Chase & Co.	6,000	230,940

		458,820

Food-Misc. - 0.9%

Kraft Foods, Inc., Class A	7,097	223,626

Hospital Beds/Equipment - 0.8%

Hill-Rom Holdings, Inc.	6,100	182,634

Insurance Brokers - 1.1%

Willis Group Holdings, Ltd.	7,200	247,824

Insurance-Multi-line - 1.8%

Hartford Financial Services Group, Inc.	3,000	189,240
The Allstate Corp.	5,000	225,650
XL Capital, Ltd., Class A	920	18,492

		433,382

Insurance-Reinsurance - 0.9%

Axis Capital Holdings, Ltd.	6,100	203,923

Medical Labs & Testing Services - 0.9%

Quest Diagnostics, Inc.	4,000	216,200

Medical Products - 2.2%

Baxter International, Inc.	5,600	379,456
Johnson & Johnson	1,800	126,774

		506,230

Medical-Drugs - 4.5%

Bristol-Myers Squibb Co.	14,500	309,430
Pfizer, Inc.	20,300	387,933
Wyeth	8,000	346,240

		1,043,603

Medical-HMO - 5.1%

CIGNA Corp.	6,600	276,408
Coventry Health Care, Inc.†	6,800	238,136
UnitedHealth Group, Inc.	8,900	271,005
WellPoint, Inc.†	7,600	401,204

		1,186,753

Office Automation & Equipment - 0.9%

Pitney Bowes, Inc.	5,900	201,485

Office Supplies & Forms - 1.4%

Avery Dennison Corp.	6,700	323,208

Oil Companies-Exploration & Production - 2.7%

Occidental Petroleum Corp.	8,000	634,880

Oil Companies-Integrated - 4.6%

Chevron Corp.	2,100	181,272
ConocoPhillips	7,000	577,570
Murphy Oil Corp.	4,000	314,120

		1,072,962

Pharmacy Services - 1.5%

Omnicare, Inc.	10,800	348,300

Pipelines - 2.9%

El Paso Corp.	21,800	365,368
Spectra Energy Corp.	12,250	324,135

		689,503

Publishing-Periodicals - 0.1%

Idearc, Inc.	9,400	15,510

Real Estate Investment Trusts - 2.0%

Annaly Capital Management, Inc.	21,500	321,640
First Industrial Realty Trust, Inc.	6,700	158,053

		479,693

Retail-Apparel/Shoe - 0.9%

Hanesbrands, Inc.†	8,400	200,256

Retail-Auto Parts - 0.9%

Advance Auto Parts, Inc.	4,900	210,896

Retail-Building Products - 0.5%

Home Depot, Inc.	4,600	124,752

Retail-Computer Equipment - 0.6%

GameStop Corp., Class A†	3,300	144,771

Retail-Discount - 1.3%

Family Dollar Stores, Inc.	12,400	309,008

Retail-Office Supplies - 0.4%

Office Depot, Inc.†	13,300	93,632

Savings & Loans/Thrifts - 1.8%

New York Community Bancorp, Inc.	7,000	115,430
People’s United Financial, Inc.	15,010	268,979
Washington Mutual, Inc.	10,200	41,310

		425,719

Semiconductor Equipment - 0.7%

Applied Materials, Inc.	8,900	159,488

Telephone-Integrated - 3.9%

AT&T, Inc.	13,750	439,863
Verizon Communications, Inc.	13,800	484,656

		924,519

Tobacco - 9.5%

Altria Group, Inc.	9,500	199,785
Imperial Tobacco Group PLC ADR	7,000	464,100
Lorillard, Inc.	4,800	346,752
Philip Morris International, Inc.	7,100	381,270
Reynolds American, Inc.	6,000	317,880
UST, Inc.	9,400	503,746

		2,213,533

Tools-Hand Held - 2.6%

The Stanley Works	12,800	613,760

Transport-Rail - 1.6%

Burlington Northern Santa Fe Corp.	3,400	365,160

Transport-Services - 1.1%

Ryder System, Inc.	4,100	264,532

Wireless Equipment - 1.0%

Nokia OYJ ADR	8,900	224,013

Total Long-Term Investment Securities (cost $23,887,645)		22,738,544

SHORT-TERM INVESTMENT SECURITIES - 2.8%
Time Deposits - 2.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.50% due 09/02/08 (cost $648,000)	$648,000	648,000

TOTAL INVESTMENTS (cost $24,535,645)(1)	100.1%	23,386,544
Liabilities in excess of other assets	(0.1)	(12,893)

NET ASSETS —	100.0%	$23,373,651

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR – American Depository Receipt

See Notes to Portfolio of Investments

AIG RETIREMENT COMPANY I CAPITAL CONSERVATION FUND

PORTFOLIO OF INVESTMENTS - August 31, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
ASSET BACKED SECURITIES - 11.2%
Diversified Financial Services - 11.2%

Banc of America Commercial Mtg., Inc. Series 2006-6, Class AM 5.39% due 10/10/45(6)	$315,000	$268,354
Banc of America Funding Corp. Series 2007-C, Class 5A1 5.39% due 05/20/36(7)	1,185,896	1,089,207
Banc of America Funding Corp., Series 2006-J, Class 2A1 5.89% due 01/20/47(7)	1,127,584	870,350
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2 5.21% due 02/11/44 (6)	600,000	571,843
Chase Funding Mtg. Loan Asset-Backed Certs. Series 2003-6, Class 1A6 4.59% due 05/25/15	241,054	225,516
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 5.02% due 07/25/37(1)(7)	876,108	825,411
Citigroup Commercial Mtg. Trust Series 2008-C7, Class AM 6.10% due 12/01/49(6)	555,000	482,994
Commercial Mtg. Asset Trust, Series 1999-C1, Class D 7.35% due 01/17/32(6)	788,000	719,668
Commercial Mtg. Pass Through Certs., Series 2004-LB2A, Class A3 4.22% due 03/10/39(6)	1,235,000	1,210,828
Countrywide Asset-Backed Certs., Series 2006-S6, Class A3 5.66% due 03/25/34	830,000	348,600
GE Capital Commercial Mtg. Corp., Series 2004-C2, Class A4 4.89% due 03/10/40(6)	225,000	212,993
GMAC Commercial Mtg. Securities, Inc., Series 2003-C2, Class A2 6.67% due 05/10/40(1)(6)	100,000	98,246
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2001-C1, Class A3 5.86% due 10/12/35(6)	345,000	346,743
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class AM 5.37% due 05/15/47(6)	1,000,000	847,113
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class AM 6.80% due 01/12/18(6)	1,106,000	992,721
LB Commercial Conduit Mtg. Trust, Series 1998-C1, Class E 7.00% due 02/18/30(6)	450,000	467,729
Ocwen Advance Receivables Backed Notes, Series 2006-1A 5.36% due 11/24/15*(8)	1,000,000	880,000
Swift Master Auto Receivables Trust, Series 2007-2, Class A 3.12% due 10/15/12(2)	1,583,426	1,450,393
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR17, Class A2 5.83% due 10/25/36(1)(7)	1,336,743	1,147,231
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.10% due 09/25/36(7)	728,055	619,961

Total Asset Backed Securities
(cost $15,501,687)		13,675,901

CONVERTIBLE BONDS & NOTES - 0.0%
Telecom Services - 0.0%

ICO North America, Inc. Notes 7.50% due 08/15/09(8)(9)(10) (cost $31,000)	31,000	24,800

CORPORATE BONDS & NOTES - 37.3%
Aerospace/Defense-Equipment - 0.3%

United Technologies Corp. Senior Notes 4.88% due 05/01/15	200,000	200,827
United Technologies Corp. Notes 6.13% due 07/15/38	104,000	104,484

		305,311

Agricultural Chemicals - 0.3%

Monsanto Co. Company Guar. Bonds 5.88% due 04/15/38	120,000	115,202
Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18	30,000	29,812
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	70,000	68,075
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	150,000	155,120

		368,209

Airlines - 0.3%

American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	253,000	193,545
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.26% due 11/20/21	144,655	127,297

		320,842

Auto-Cars/Light Trucks - 0.2%

Ford Motor Co. Senior Notes 6.38% due 02/01/29	240,000	104,400

General Motors Corp. Senior Notes 7.13% due 07/15/13#	260,000	140,400
General Motors Corp. Senior Notes 8.25% due 07/15/23#	32,000	15,600

		260,400

Auto/Truck Parts & Equipment-Original - 0.1%

Johnson Controls, Inc. Senior Notes 5.25% due 01/15/11	152,000	154,018

Banks-Commercial - 1.6%

CoBank ACB Senior Sub. Notes 7.88% due 04/16/18*	48,000	47,311
Colonial Bank NA Sub. Notes 6.38% due 12/01/15	453,000	339,974
Credit Suisse New York Senior Notes 5.00% due 05/15/13	333,000	324,350
First Maryland Capital II Company Guar. Notes 3.65% due 02/01/27(2)	177,000	119,738
KeyBank NA Sub. Notes 5.45% due 03/03/16	204,000	153,151
KeyBank NA Sub. Notes 7.41% due 10/15/27	46,000	38,753
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	334,000	311,480
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14#	290,000	262,638
Sovereign Bank Sub. Notes 8.75% due 05/30/18#	143,000	124,832
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	279,000	250,009

		1,972,236

Banks-Fiduciary - 0.3%

State Street Capital Trust IV Company Guar. Notes 3.77% due 06/15/37(2)	260,000	182,804
The Bank of New York Mellon Corp. Senior Notes 5.13% due 08/27/13	130,000	130,369

		313,173

Banks-Super Regional - 1.0%

Bank of America Corp. Sub. Notes 7.25% due 10/15/25	245,000	242,662
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	230,000	188,735
Huntington Capital Trust I Company Guar. Bonds 3.50% due 02/01/27(2)	190,000	106,921
JP Morgan Chase Bank NA Sub. Notes 6.13% due 11/01/08	151,000	151,722
PNC Preferred Funding Trust I Senior Notes 6.11% due 03/15/12*(2)(11)	130,000	88,542
Wells Fargo & Co. Senior Notes 4.38% due 01/31/13	174,000	166,668
Wells Fargo & Co. Senior Notes 5.25% due 10/23/12	335,000	334,809

		1,280,059

Broadcast Services/Program - 0.1%

Nexstar Broadcasting, Inc. Senior Sub. Notes 7.00% due 01/15/14#	97,000	79,540

Building-Residential/Commercial - 0.1%

D.R. Horton, Inc. Company Guar. Notes 5.00% due 01/15/09	146,000	144,540

Cable TV - 0.6%

CCH I Holdings LLC/CCH I Holdings Capital Corp. Senior Notes 11.00% due 10/01/15	121,000	92,262
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 09/15/10#	185,000	177,600
CCH II LLC/CCH II Capital Corp. Company Guar. Notes, Series B 10.25% due 09/15/10	35,000	33,425
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	322,000	315,429
COX Communications, Inc. Bonds 6.95% due 06/01/38*	69,000	68,136
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	101,000	101,488

		788,340

Casino Hotels - 0.3%

MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14#	240,000	192,000
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	145,000	139,562

		331,562

Casino Services - 0.1%

Indianapolis Downs LLC & Capital Corp. Sec. Notes 11.00% due 11/01/12*#	80,000	63,600

Cellular Telecom - 0.5%

Centennial Communications Corp. Senior Notes 8.54% due 01/01/13(2)	90,000	89,550
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	340,000	363,684
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	175,000	140,000
Rural Cellular Corp. Senior Sub. Notes 5.68% due 06/01/13(2)	55,000	56,100
Rural Cellular Corp. Senior Notes 8.55% due 11/01/12(2)	10,000	10,200

		659,534

Chemicals-Diversified - 0.3%

E.I. Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14#	66,000	65,572
E.I. Du Pont de Nemours & Co. Senior Notes 6.00% due 07/15/18	110,000	112,127
ICI Wilmington, Inc. Company Guar. Notes 5.63% due 12/01/13	198,000	202,498

		380,197

Chemicals-Specialty - 0.3%

Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14#	200,000	186,000
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16#	260,000	202,800

		388,800

Commercial Services-Finance - 0.3%

The Western Union Co. Senior Notes 5.40% due 11/17/11	373,000	375,773

Computer Services - 0.2%

Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	80,000	73,600
Electronic Data Systems Corp. Senior Notes 6.00% due 08/01/13	220,000	230,531

		304,131

Consumer Products-Misc. - 0.0%

American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12	50,000	48,875

Containers-Paper/Plastic - 0.3%

Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	60,000	52,200
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17#	395,000	316,000

		368,200

Cosmetics & Toiletries - 0.1%

Avon Products, Inc. Senior Notes 5.75% due 03/01/18	115,000	113,677

Direct Marketing - 0.1%

Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	170,000	151,300

Diversified Financial Services - 0.6%

American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	185,000	180,468
General Electric Capital Corp. Senior Notes 5.65% due 06/09/14	250,000	254,056
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	306,000	275,533

		710,057

Diversified Manufacturing Operations - 0.2%

Cooper U.S., Inc. Senior Notes 5.45% due 04/01/15	92,000	92,945
General Electric Co. Senior Notes 5.25% due 12/06/17	195,000	188,455

		281,400

Diversified Operations - 0.1%

Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12	113,000	72,924

Electric-Distribution - 0.1%

Old Dominion Electric Cooperative 1st Mtg. Bonds Series A 5.68% due 12/01/28	66,500	63,783

Electric-Generation - 0.7%

Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	374,000	384,000
The AES Corp. Senior Notes 8.00% due 10/15/17	190,000	187,150

The AES Corp. Senior Notes 8.88% due 02/15/11	217,000	225,680

		796,830

Electric-Integrated - 5.2%

Baltimore Gas & Electric Co. Senior Notes 6.13% due 07/01/13#	174,000	175,084
Centerpoint Energy, Inc. Senior Notes 6.50% due 05/01/18	57,000	55,742
Dominion Resources, Inc. Jr. Sub Notes 6.30% due 09/30/66(2)	420,000	381,533
DTE Energy Co. Senior Notes 6.38% due 04/15/33	130,000	120,257
DTE Energy Co. Senior Notes 7.05% due 06/01/11	60,000	62,373
Duke Energy Corp. Senior Notes 4.20% due 10/01/08	339,000	339,223
Duke Energy Indiana, Inc. 1st Mtg. Bonds 6.35% due 08/15/38	210,000	209,871
Entergy Arkansas Inc 1st Mtg. Bonds 5.40% due 08/01/13	153,000	153,518
Entergy Gulf States Louisiana LLC 1st Mtg. Bonds 6.00% due 05/01/18*	210,000	201,669
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	485,000	485,534
Exelon Corp. Senior Notes 6.75% due 05/01/11	152,000	156,542
FirstEnergy Corp. Senior Notes 6.45% due 11/15/11	234,880	241,303
Florida Power Corp. 1st. Mtg. Bonds 6.40% due 06/15/38	88,000	89,548
Mackinaw Power LLC Sec. Notes 6.30% due 10/31/23*	353,168	360,241
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	80,000	81,600
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	116,289	125,882
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	155,000	136,680
PacifiCorp 1st. Mortgage Bonds 6.35% due 07/15/38	202,000	198,845
Pepco Holdings, Inc. Senior Notes 6.13% due 06/01/17	250,000	242,756
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	195,000	198,911
PPL Energy Supply LLC Senior Notes 6.30% due 07/15/13#	110,000	111,263
PSEG Power LLC Company Guar. Notes 5.00% due 04/01/14	238,000	227,785
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	55,000	58,077
Public Service Co. of Colorado 1st Mtg. Bonds 5.80% due 08/01/18	90,000	91,802
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	514,000	485,818
Sierra Pacific Power Co. 1st Mtg. Bonds 5.45% due 09/01/13	165,000	163,762
Sierra Pacific Power Co. Senior Notes 6.75% due 07/01/37#	333,000	328,053
Southern California Edison Co. 1st Mtg. Bonds 5.55% due 01/15/37#	45,000	42,206
Southern California Edison Co. 1st Mtg. Bonds 5.75% due 04/01/35	75,000	72,443
Southern Energy, Inc. Notes 7.90% due 07/15/09† (8)(9)(10)	175,000	0
Southern Power Co. Senior Notes 4.88% due 07/15/15	173,000	164,842
Texas Competitive Electric Holdings Co. LLC, Series A Senior Notes 10.25% due 11/01/15*	100,000	99,750
Texas Competitive Electric Holdings Co. LLC, Series B Senior Notes 10.25% due 11/01/15*	90,000	89,775
Union Electric Co. 1st. Mtg. Bonds 6.70% due 02/01/19	180,000	182,488
Virginia Electric & Power Co. Notes 4.10% due 12/15/08	227,000	227,548

		6,362,724

Electronic Components-Semiconductors - 0.3%

Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13#	40,000	37,500
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	230,000	227,562
Spansion LLC Senior Sec. Notes 5.81% due 06/01/13*(2)	215,000	149,425

		414,487

Electronic Measurement Instruments - 0.2%

Agilent Technologies, Inc. Senior Notes 6.50% due 11/01/17	266,000	261,303

Electronics-Military - 0.1%

L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15#	70,000	67,025

Finance-Auto Loans - 0.4%

Ford Motor Credit Co. LLC Senior Notes 7.38% due 10/28/09	135,000	125,472
GMAC LLC Senior Bonds 6.88% due 09/15/11	216,000	134,037
GMAC LLC Senior Bonds 6.88% due 08/28/12#	395,000	231,725

		491,234

Finance-Commercial - 0.3%

Caterpillar Financial Services Corp. Senior Notes 4.90% due 08/15/13	210,000	210,727
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	205,000	205,636

		416,363

Finance-Credit Card - 0.1%

MBNA America Bank NA Senior Notes 7.13% due 11/15/12	142,000	149,062

Finance-Investment Banker/Broker - 2.4%

Citigroup, Inc. Senior Notes 5.85% due 07/02/13	195,000	190,427
Citigroup, Inc. Senior Sub. Notes 5.88% due 02/22/33	118,000	94,432
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	252,000	252,275
Citigroup, Inc. Sub. Notes 8.40% due 04/30/18(2)(11)	88,000	74,714
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(2)	122,000	122,187
JP Morgan Chase & Co. Senior Notes 5.38% due 01/15/14#	270,000	274,466
JP Morgan Chase & Co. Senior Notes 6.00% due 01/15/18	148,000	143,321
Lehman Brothers Holdings Capital Trust VII Notes 5.86% due 05/31/12(2)(11)(15)	78,000	40,755
Lehman Brothers Holdings, Inc. Notes 5.50% due 04/04/16(15)	89,000	78,335
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38(15)	332,000	294,015
Lehman Brothers Holdings, Inc. Senior Notes 8.80% due 03/01/15(15)	191,000	199,461
Merrill Lynch & Co., Inc. Senior Notes 6.05% due 08/15/12	181,000	173,502
Morgan Stanley Senior Notes 5.38% due 10/15/15	104,000	93,332
Morgan Stanley Notes 5.45% due 01/09/17	114,000	99,302
Morgan Stanley Senior Notes 6.00% due 04/28/15	125,000	115,136
Schwab Capital Trust I Company Guar. Bonds 7.50% due 11/15/37#(2)	67,000	57,711
The Bear Stearns Cos., Inc. Notes 4.50% due 10/28/10	140,000	139,671
The Bear Stearns Cos., Inc. Senior Notes 5.70% due 11/15/14	232,000	226,420
The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37	263,000	231,401

		2,900,863

Finance-Mortgage Loan/Banker - 0.1%

Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16#	217,000	176,854

Finance-Other Services - 0.1%

TIAA Global Markets, Inc. Notes 5.13% due 10/10/12*	125,000	126,903

Food-Misc. - 0.5%

Kraft Foods, Inc. Senior Bonds 5.63% due 11/01/11	131,000	133,037
Kraft Foods, Inc. Senior Notes 6.50% due 08/11/17	104,000	105,187
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	184,000	180,135
McCormick & Co., Inc. Notes 5.25% due 09/01/13	220,000	219,386

		637,745

Funeral Services & Related Items - 0.1%

Service Corp. International Senior Notes 6.75% due 04/01/16	110,000	101,200

Gambling (Non-Hotel) - 0.0%

Downstream Development Authority Senior Notes 12.00% due 10/15/15*	60,000	49,050

Home Furnishings - 0.0%

Simmons Co. Company Guar. Notes 7.88% due 01/15/14#	40,000	31,800
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(4)	37,000	23,310

		55,110

Hotel/Motels - 0.1%

Starwood Hotels & Resorts Worldwide, Inc. Notes 6.75% due 05/15/18	95,000	86,104

Independent Power Producers - 0.2%

NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	198,000	195,525

Insurance Brokers - 0.3%

Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	230,000	230,064
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	140,000	142,514
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	60,000	47,850

		420,428

Insurance-Life/Health - 0.8%

Americo Life, Inc. Notes 7.88% due 05/01/13*	121,000	122,586
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	199,000	198,878
Monumental Global Funding II Notes 5.65% due 07/14/11*	240,000	246,210
Pricoa Global Funding I Notes 5.30% due 09/27/13*	350,000	346,049
Prudential Financial, Inc. Jr. Sub. Bonds 8.88% due 06/15/38(2)	90,000	84,472

		998,195

Insurance-Multi-line - 0.3%

MetLife, Inc. Senior Notes 6.82% due 08/15/18	184,000	184,477
Xl Capital, Ltd. Senior Notes 5.25% due 09/15/14	156,000	141,138

		325,615

Insurance-Mutual - 0.1%

Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/58*(2)	125,000	113,750

Insurance-Property/Casualty - 0.3%

ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	192,000	180,618
Chubb Corp. Senior Notes 6.50% due 05/15/38	103,000	97,562
W.R. Berkley Corp. Senior Sub. Notes 6.25% due 02/15/37	65,000	52,836

		331,016

Insurance-Reinsurance - 0.3%

Berkshire Hathaway Finance Corp. Company Guar. Notes 5.00% due 08/15/13*	195,000	197,342
PartnerRe Finance A LLC Company Guar. Notes 6.88% due 06/01/18	230,000	223,016

		420,358

Investment Management/Advisor Services - 0.1%

Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10	153,000	152,074

Medical Products - 0.4%

Johnson & Johnson Senior Notes 5.85% due 07/15/38	256,000	262,558
LVB Acquisition Holding LLC Senior Notes 10.38% due 10/15/17	110,000	115,500

LVB Acquisition Holding LLC Company Guar. Notes 11.63% due 10/15/17#	145,000	152,431

		530,489

Medical-Drugs - 0.7%

American Home Products Corp. Notes 6.95% due 03/15/11	179,000	190,073
GlaxoSmithKline Capital, Inc. Company Guar. Notes 6.38% due 05/15/38	128,000	128,069
Schering-Plough Corp. Senior Notes 6.55% due 09/15/37	214,000	204,190
Wyeth Bonds 5.50% due 02/01/14	290,000	295,882

		818,214

Medical-HMO - 0.4%

Humana, Inc. Bonds 8.15% due 06/15/38	105,000	104,741
UnitedHealth Group, Inc. Senior Notes 5.25% due 03/15/11	105,000	104,651
UnitedHealth Group, Inc. Senior Notes 6.88% due 02/15/38	141,000	129,498
WellPoint, Inc. Notes 5.00% due 01/15/11	63,000	62,722
WellPoint, Inc. Senior Notes 5.95% due 12/15/34	105,000	90,476

		492,088

Medical-Hospitals - 0.7%

Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15#	200,000	202,000
HCA, Inc. Senior Notes 6.25% due 02/15/13	240,000	207,600
HCA, Inc. Senior Notes 9.25% due 11/15/16	410,000	421,787
IASIS Healthcare LLC / IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	50,000	50,125

		881,512

Medical-Wholesale Drug Distribution - 0.1%

Cardinal Health, Inc. Senior Notes 5.50% due 06/15/13	154,000	151,949

Metal Processors & Fabrication - 0.2%

Timken Co. Notes 5.75% due 02/15/10	199,000	198,307

Metal-Aluminum - 0.2%

Alcoa, Inc. Notes 6.00% due 01/15/12	140,000	141,421
Alcoa, Inc. Bonds 6.50% due 06/15/18	166,000	163,507

		304,928

Metal-Diversified - 0.1%

Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	135,000	143,100

Mining - 0.1%

Noranda Aluminum Acquisition Corp. Company Guar. Notes 6.83% due 11/15/14(2)	100,000	85,500

Multimedia - 1.4%

COX Enterprises, Inc. Notes 7.88% due 09/15/10*	600,000	632,966
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	510,000	524,120
Time Warner Cos., Inc. Company Guar. Notes 7.25% due 10/15/17	259,000	259,586
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	258,000	276,580

		1,693,252

Networking Products - 0.1%

Cisco Systems, Inc. Senior Notes 5.50% due 02/22/16	110,000	111,768

Non-Hazardous Waste Disposal - 0.1%

Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	168,000	168,622

Office Automation & Equipment - 0.5%

IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	105,000	113,138
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	484,000	463,797
Xerox Corp. Senior Notes 6.35% due 05/15/18	95,000	91,897

		668,832

Oil Companies-Exploration & Production - 0.8%

Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	465,000	469,650
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	115,000	104,075
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	315,000	275,625
XTO Energy, Inc. Senior Notes 6.50% due 12/15/18	90,000	89,737

		939,087

Oil Companies-Integrated - 0.3%

Hess Corp. Notes 7.13% due 03/15/33	105,000	112,050
Hess Corp. Bonds 7.88% due 10/01/29	218,000	244,817

		356,867

Oil Field Machinery & Equipment - 0.1%

Cameron International Corp. Senior Notes 7.00% due 07/15/38	107,000	104,749

Oil Refining & Marketing - 0.6%

The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	666,000	681,858
Valero Energy Corp. Senior Notes 6.63% due 06/15/37	77,000	67,941

		749,799

Oil-Field Services - 0.0%

Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	20,000	19,100

Paper & Related Products - 0.2%

Bowater, Inc. Notes 6.50% due 06/15/13#	135,000	74,925
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	125,000	116,563
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	40,000	37,100

		228,588

Physicians Practice Management - 0.1%

US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14#	145,000	145,363

Pipelines - 1.1%

CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11#	200,000	208,668
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16#	290,000	281,300
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	194,000	199,830
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	150,000	146,812
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17	204,000	191,584
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	290,000	304,500

		1,332,694

Publishing-Newspapers - 0.1%

Gannett Co, Inc. Notes 5.75% due 06/01/11#	77,000	74,162

Publishing-Periodicals - 0.1%

Dex Media West LLC/Dex Media Finance Co. Senior Notes 8.50% due 08/15/10	5,000	4,800
R.H. Donnelley, Inc. Company Guar. Bonds 11.75% due 05/15/15*	5,000	3,675
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17*	105,000	63,000

		71,475

Real Estate Investment Trusts - 0.5%

Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	370,000	335,157
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	215,000	211,190
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16	60,000	51,191

		597,538

Recycling - 0.1%

Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	120,000	93,600

Rental Auto/Equipment - 0.1%

ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	84,000	64,069

Research & Development - 0.1%

Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	125,000	85,625

Retail-Discount - 0.1%

Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/38	146,000	144,426

Retail-Drug Store - 0.2%

CVS Caremark Corp. Senior Notes 6.13% due 08/15/16	203,000	202,777
CVS Pass-Through Trust Pass Through Certs. 6.04% due 12/10/28*	5,771	5,328

		208,105

Retail-Restaurants - 0.1%

NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14#	180,000	153,900

Savings & Loans/Thrifts - 0.7%

Independence Community Bank Corp. Sub. Notes 4.86% due 06/20/13(2)	113,000	85,287
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	430,000	383,014
Washington Mutual Preferred Funding III Jr. Sub. Bonds 6.90% due 06/15/12*(2)(11)(15)	400,000	108,000
Western Financial Bank Debentures 9.63% due 05/15/12#	279,000	287,306

		863,607

Special Purpose Entities - 1.3%

BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	198,000	188,838
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	115,000	94,587
Goldman Sachs Capital III Company Guar. Notes 3.45% due 09/01/12(2)(11)	75,000	45,539
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 8.88% due 04/01/15#	10,000	9,975
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 9.75% due 04/01/17#	70,000	68,600
Hexion US Finance Corp. Company Guar. Notes 9.75% due 11/15/14	45,000	37,463
ING USA Global Funding Trust Notes 4.25% due 10/01/10	160,000	159,613
John Hancock Global Funding II Notes 7.90% due 07/02/10*	116,000	123,783
KAR Holdings, Inc. Company Guar. Notes 6.80% due 05/01/14(2)	75,000	62,250
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	192,000	154,560
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	610,000	606,120
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*	120,000	87,900

		1,639,228

Steel-Producers - 0.8%

International Steel Group, Inc. Senior Notes 6.50% due 04/15/14#	480,000	486,666
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	220,000	206,709
Ryerson, Inc. Senior Sec. Notes 10.18% due 11/01/14*(2)	115,000	109,825
United States Steel Corp. Senior Notes 7.00% due 02/01/18	149,000	145,883

		949,083

Telecom Services - 0.7%

Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	660,000	622,769
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	42,000	41,580
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	20,000	16,200
Qwest Corp. Senior Notes 7.50% due 10/01/14	250,000	231,875

		912,424

Telephone-Integrated - 1.1%

AT&T Corp. Senior Notes 7.30% due 11/15/11	238,000	254,168
AT&T Corp. Senior Notes 8.00% due 11/15/31	100,000	114,301
BellSouth Corp. Senior Notes 6.00% due 10/15/11	400,000	414,033

Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	14,000	12,880
Pacific Bell Telephone Co. Company Guar. Notes 7.13% due 03/15/26	300,000	307,779
Verizon New York, Inc. Notes 6.88% due 04/01/12	220,000	228,083

		1,331,244

Television - 0.3%

Belo Corp. Senior Notes 6.75% due 05/30/13	125,000	116,217
Paxson Communications Corp. Senior Sec. Notes 9.04% due 01/15/13*(2)	261,422	164,369
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11#	75,000	27,000

		307,586

Transport-Air Freight - 0.8%

Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	400,982	340,834
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	110,515	116,041
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	584,149	533,036

		989,911

Transport-Rail - 0.3%

CSX Corp. Senior Notes 6.25% due 04/01/15#	120,000	117,579
CSX Corp. Senior Notes 6.25% due 03/15/18	218,000	205,893
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/25	108,000	97,888

		421,360

Transport-Services - 0.2%

PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	225,000	211,781
Ryder System, Inc. Senior Notes 7.20% due 09/01/15#	42,000	42,552

		254,333

Travel Services - 0.1%

Travelport LLC Company Guar. Notes 7.44% due 09/01/14(2)	84,000	66,150

Total Corporate Bonds & Notes
(cost $48,486,799)		45,702,933

FOREIGN CORPORATE BONDS & NOTES - 7.4%
Banks-Commercial - 0.8%

Barclays Bank PLC Sub. Notes 5.93% due 12/15/16*(2)(11)	230,000	182,060
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	181,000	170,782
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 4.37% due 12/30/09(2)(11)	196,000	119,560
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(2)(11)	240,000	191,483
HBOS PLC Sub. Notes 5.92% due 10/01/15*(2)(11)	120,000	77,677
Landsbanki Islands HF Jr. Sub. Notes 7.43% due 10/19/17*(2)(11)	195,000	117,361
NIB Capital Bank Bonds 5.82% due 12/11/13*(2)(11)	204,000	106,214

		965,137

Banks-Money Center - 0.2%

Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 04/27/09(11)	245,000	244,833

Beverages-Wine/Spirits - 0.2%

Diageo Finance BV Company Guar. Notes 3.88% due 04/01/11	287,000	285,035

Brewery - 0.2%

FBG Finance, Ltd. Senior Notes 5.13% due 06/15/15*	94,000	88,149
SABMiller PLC Senior Notes 6.50% due 07/15/18*	125,000	124,898

		213,047

Broadcast Services/Program - 0.0%

Grupo Televisa SA Senior Notes 6.63% due 03/18/25	40,000	38,854

Cellular Telecom - 0.3%

Vodafone Airtouch PLC Senior Notes 7.75% due 02/15/10	105,000	109,858

Vodafone Group PLC Senior Notes 5.38% due 01/30/15#	217,000	210,264

		320,122

Containers-Metal/Glass - 0.1%

Rexam PLC Bonds 6.75% due 06/01/13*	142,000	140,936

Cruise Lines - 0.2%

Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	245,000	219,275

Diversified Manufacturing Operations - 0.4%

Bombardier, Inc. Senior Notes 8.00% due 11/15/14*#	115,000	118,450
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	388,000	385,708

		504,158

Diversified Operations - 0.3%

Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	400,000	408,590

Electric-Generation - 0.1%

Abu Dhabi National Energy Co. Senior Notes 7.25% due 08/01/18*	116,000	118,324

Electric-Integrated - 0.3%

Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	324,000	335,737
TransAlta Corp. Senior Notes 6.65% due 05/15/18	79,000	78,081

		413,818

Electronic Components-Misc. - 0.0%

NXP BV/NXP Funding LLC Company Guar. Notes 9.50% due 10/15/15#	22,000	14,905

Food-Meat Products - 0.1%

JBS SA Company Guar. Notes 9.38% due 02/07/11	125,000	125,000

Food-Retail - 0.2%

Delhaize Group SA Notes 6.50% due 06/15/17	212,000	213,239

Insurance-Multi-line - 0.1%

Aegon NV Sub. Bonds 4.63% due 07/15/14(2)(11)	280,000	154,000

Insurance-Property/Casualty - 0.1%

Xl Capital (Europe) PLC Company Guar. Notes 6.50% due 01/15/12	89,000	84,484

Investment Companies - 0.1%

Xstrata Finance Canada, Ltd. Notes 6.90% due 11/15/37*	149,000	133,345

Medical-Drugs - 0.4%

Angiotech Pharmaceuticals, Inc. Company Guar. Notes 6.43% due 12/01/13(2)	70,000	61,950
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	170,000	124,100
AstraZeneca PLC Senior Notes 5.90% due 09/15/17	145,000	150,608
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	140,000	129,500

		466,158

Multimedia - 0.1%

Thomson Reuters Corp. Company Guar. Notes 5.95% due 07/15/13	120,000	121,645

Oil Companies-Exploration & Production - 0.1%

EnCana Corp. Bonds 6.50% due 08/15/34	50,000	47,725
OPTI Canada, Inc. Senior Notes 7.88% due 12/15/14	135,000	133,481
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14	10,000	9,988

		191,194

Paper & Related Products - 0.1%

Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10#	140,000	78,575

Pipelines - 0.1%

Enbridge, Inc. Senior Notes 5.80% due 06/15/14	136,000	135,564

Printing-Commercial - 0.0%

Quebecor World Capital Corp. Senior Notes 8.75% due 03/15/16†*(3)(5)	105,000	46,462

Property Trust - 0.1%

Westfield Capital Corp., Ltd./ WT Finance Austrailia Property, Ltd. Company Guar. Notes 4.38% due 11/15/10*	110,000	108,373

Real Estate Operations & Development - 0.1%

Brascan Corp. Notes 8.13% due 12/15/08	181,000	182,672

Satellite Telecom - 0.2%

Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.50% due 01/15/13*	180,000	178,200
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.88% due 01/15/15*	20,000	19,775

		197,975

Special Purpose Entities - 0.6%

HKCG Finance, Ltd. Company Guar. Notes 6.25% due 08/07/18*	99,000	99,381
SMFG Preferred Capital, Ltd. Bonds 6.08% due 01/25/17*(2)(11)	453,000	368,738
SovRisc BV Notes 4.63% due 10/31/08*	215,000	215,806

		683,925

Telecom Services - 0.1%

TELUS Corp. Notes 8.00% due 06/01/11	65,000	69,583

Telecommunication Equipment - 0.1%

Nortel Networks, Ltd. Company Guar. Notes 10.75% due 07/15/16*	160,000	148,000

Telephone-Integrated - 1.0%

Deutsche Telekom International Finance BV Company Guar. Bonds 6.75% due 08/20/18	195,000	194,936
Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14	165,000	149,522
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	375,000	383,235
Telefonica Emisones SAU Company Guar. Notes 6.42% due 06/20/16	470,000	473,002

		1,200,695

Transport-Marine - 0.3%

DP World, Ltd. Bonds 6.85% due 07/02/37*	379,000	320,134

Transport-Rail - 0.2%

Canadian National Railway Co. Notes 6.38% due 10/15/11	210,000	221,484

Water - 0.1%

Veolia Environnement Notes 6.75% due 06/01/38#	190,000	190,214

Wireless Equipment - 0.1%

Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	105,000	106,478

Total Foreign Corporate Bonds & Notes
(cost $9,796,416)		9,066,233

U.S. GOVERNMENT AGENCIES - 38.6%
Federal Home Loan Bank - 0.4%

4.50% due 09/08/08#	70,000	70,020
5.50% due 07/01/37	376,880	371,946

		441,966

Federal Home Loan Mtg. Corp. - 23.3%

4.50% due 01/15/34	2,030,000	1,906,331
5.00% due 11/15/28	1,145,000	1,152,991
5.00% due 09/15/31	1,475,000	1,460,944
5.00% due 10/01/33	22,991	22,242
5.00% due 06/01/34	494,574	477,690
5.00% due 10/15/34	2,025,000	1,932,429
5.00% due 07/01/35	423,628	408,371
5.00% due 10/01/35	2,187,349	2,108,576
5.00% due 05/01/36	3,389,454	3,264,212
5.00% due 11/01/36	202,924	195,425
5.50% due 11/01/18	488,518	496,783
5.50% due 11/15/25	850,000	831,269
5.50% due 06/15/31	887,000	895,566
5.50% due 10/01/33	30,002	29,749
5.50% due 02/01/35	924,899	914,957
5.50% due 07/01/36	2,017,980	1,992,821
5.50% due 10/01/37	115,207	113,699
5.50% due 01/01/38	2,692,896	2,659,322
5.79% due 01/01/37(2)	814,878	826,949
5.81% due 01/01/37(2)	1,149,894	1,159,102
6.00% due 10/01/33	672,133	681,397
6.00% due 07/01/36	1,538,060	1,553,009
6.00% due 11/01/37	661,431	667,447
6.03% due 10/01/36(2)	1,735,897	1,762,722
6.50% due 02/01/33	91,531	94,804
6.50% due 02/01/35	55,620	57,401
6.50% due 01/01/36	204,525	210,370
6.50% due 03/01/36	356,374	366,558
7.00% due 11/01/16	51,117	53,674
7.00% due 07/01/32	25,199	26,476
7.50% due 04/01/31	130,457	140,650
8.00% due 01/01/29	12,179	13,173
8.00% due 12/01/29	9,033	9,771
8.00% due 12/01/30	34,406	37,222
8.00% due 01/01/31	269	291

		28,524,393

Federal National Mtg. Assoc. - 14.7%

4.50% due 11/01/22	2,370,192	2,322,124
5.00% due 11/25/30	1,437,000	1,425,711
5.00% due 10/01/33	55,582	53,806
5.00% due 03/01/34	613,121	592,574
5.00% due 10/01/35	1,314,098	1,267,595
5.00% due 01/01/37	456,719	439,461
5.50% due 11/01/22	456,145	460,486
5.50% due 04/01/33	961,454	955,176
5.50% due 12/01/33	786,615	781,232
5.50% due 05/01/34	449,639	446,562
5.50% due 10/01/34	499,537	495,494
5.50% due 12/01/35	897,639	889,393
5.50% due 02/01/36(2)	390,520	397,932
5.50% due 11/01/36	12,698	12,448
6.00% due 03/01/16	2,542	2,617
6.00% due 12/01/16	60,831	62,620
6.00% due 11/01/17	162,535	167,265
6.00% due 12/01/20	476,901	490,930
6.00% due 12/01/33	538,814	546,914
6.00% due 10/01/36	1,203,621	1,217,013
6.00% due 03/01/38	1,270,460	1,284,595
6.00% due 04/01/38	1,216,637	1,229,603
6.50% due 03/01/17	95,261	99,090
6.50% due 08/01/31	52,729	54,697
6.50% due 07/01/32	355,713	368,880
6.50% due 07/01/36	323,447	333,095
6.50% due 10/01/37	1,330,970	1,370,387
7.00% due 09/01/31	219,973	231,852
7.50% due 08/01/15	1,009	1,053

		18,000,605

Government National Mtg. Assoc. - 0.2%

6.00% due 03/15/29	41,027	41,856
6.00% due 04/15/29	16,400	16,732
6.50% due 07/15/32	87,518	90,673
6.50% due 09/15/32	135,283	140,160

		289,421

Total U.S. Government Agencies
(cost $47,515,489)		47,256,385

U.S. GOVERNMENT TREASURIES - 4.1%
United States Treasury Bonds - 0.4%

4.38% due 02/15/38#	162,000	160,848
4.75% due 02/15/37#	87,000	91,432
5.00% due 05/15/37#	159,000	173,745

		426,025

United States Treasury Notes - 3.7%
0.88% due 04/15/10# TIPS (14)	740,137	741,640
2.00% due 01/15/14# TIPS (14)	549,306	569,819
3.25% due 12/31/09#	500,000	506,953
3.38% due 07/31/13#	393,000	398,373
3.88% due 05/15/18#	459,000	461,689
4.00% due 08/15/18#	97,000	98,478
4.25% due 08/15/15#	63,000	66,539
4.50% due 05/15/10#	110,000	114,237
4.50% due 02/28/11#	1,500,000	1,573,476

		4,531,204

Total U.S. Government Treasuries
(cost $4,904,673)		4,957,229

COMMON STOCK - 0.0%
Independent Power Producers - 0.0%

Mirant Corp.†# (cost $0)	217	6,419

Total Long-Term Investment Securities
(cost $126,236,064)		120,689,900

SHORT-TERM INVESTMENT SECURITIES - 5.9%
Collective Investment Pool - 5.9%

Securities Lending Quality Trust(12)
(cost $7,200,057)	7,200,057	7,200,057

REPURCHASE AGREEMENT - 2.5%

Agreement with State Street Bank & Trust Co., bearing interest at 1.58%, dated 08/29/08, to be repurchased 09/02/08 in the amount of $3,078,540 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 4.12%, due 05/06/13 and having an approximate value of $3,174,563 (cost $3,078,000)	3,078,000	3,078,000

TOTAL INVESTMENTS
(cost $136,514,121) (13)	107.1%	130,967,957
Liabilities in excess of other assets	(7.1)	(8,626,432)

NET ASSETS	100.0%	$122,341,525

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2008, the aggregate value of these securities was $10,069,929 representing 8.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Variable Rate Security - the rate reflected is as of August 31, 2008, maturity date reflects next reset date.
(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of August 31, 2008.
(3)	Bond in default
(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(5)	Company has filed Chapter 11 bankruptcy protection.
(6)	Commercial Mortgaged Backed Security
(7)	Collateralized Mortagage Obligation
(8)	Fair valued security; see Note 1
(9)	Illiquid security
(10)	To the extent permitted by the Statement of Additional Information, the Capital Conservation Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2008, the Capital Conservation Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquistion Cost	Market Value	Market Value Per Share	Value as a% of Net Assets
ICO North America, Inc.
7.50% due 08/15/09	08/11/05	$31,000	$31,000	$24,800	$80.00	0.02%
Southern Energy, Inc.	01/10/06	175,000	0	0	$0.00	0.00%

7.90% due 07/15/09				$24,800		0.02%

(11)	Perpetual maturity- maturity date reflects the next call date.
(12)	The security is purchased with the cash collateral received from securities loaned.
(13)	See Note 4 for cost of investments on a tax basis.
(14)	Principal amount of security is adjusted for inflation.
(15)	Subsequent to August 31, 2008, the company has filed for Chapter 11 bankruptcy protection and is in default.
TIPS	Treasury Inflation Protected Security

See Notes to Portfolio of Investments

AIG RETIREMENT COMPANY I CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS - August 31, 2008(Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 99.4%
Advertising Agencies - 0.7%

Omnicom Group, Inc.	55,000	$2,331,450

Aerospace/Defense - 3.0%

Lockheed Martin Corp.	24,000	2,794,560
Northrop Grumman Corp.	23,400	1,611,090
Raytheon Co.	80,800	4,847,192

		9,252,842

Agricultural Chemicals - 1.6%

Monsanto Co.	26,000	2,970,500
The Mosaic Co.	18,000	1,921,320

		4,891,820

Applications Software - 0.5%

Microsoft Corp.	58,000	1,582,820

Athletic Footwear - 0.8%

NIKE, Inc., Class B	40,000	2,424,400

Banks-Fiduciary - 0.4%

The Bank of New York Mellon Corp.	37,351	1,292,718

Banks-Super Regional - 1.3%

Bank of America Corp.	39,300	1,223,802
Capital One Financial Corp.#	56,000	2,471,840
Wells Fargo & Co.#	9,600	290,592

		3,986,234

Chemicals-Diversified - 0.8%

E.I. du Pont de Nemours & Co.#	54,900	2,439,756

Coal - 0.4%

Peabody Energy Corp.	17,900	1,126,805

Computer Services - 0.2%

Unisys Corp.†	190,400	778,736

Computers - 4.7%

Apple, Inc.†	3,000	508,590
Hewlett-Packard Co.	140,100	6,573,492
International Business Machines Corp.	62,500	7,608,125

		14,690,207

Computers-Memory Devices - 0.7%

Western Digital Corp.†	80,000	2,180,800

Consumer Products-Misc. - 0.8%

Clorox Co.	9,400	555,540
Kimberly-Clark Corp.	31,300	1,930,584

		2,486,124

Containers-Metal/Glass - 0.1%

Crown Holdings, Inc.†	12,000	332,880

Containers-Paper/Plastic - 0.7%

Packaging Corp. of America	86,000	2,214,500

Cosmetics & Toiletries - 0.5%

Procter & Gamble Co.	21,000	1,465,170

Diversified Manufacturing Operations - 3.7%

General Electric Co.	160,700	4,515,670
Honeywell International, Inc.	72,300	3,627,291
SPX Corp.	18,000	2,146,500
Tyco International, Ltd.	26,550	1,138,464

		11,427,925

Electric-Integrated - 0.8%

Dominion Resources, Inc.#	26,700	1,162,251
Southern Co.#	35,100	1,316,601

		2,478,852

Electronic Components-Semiconductors - 6.7%

Altera Corp.	106,000	2,399,840
Broadcom Corp., Class A†	93,000	2,237,580
Fairchild Semiconductor International, Inc.†	84,600	1,060,884
Intel Corp.	270,000	6,174,900
LSI Logic Corp.†#	338,700	2,252,355
Microchip Technology, Inc.	21,000	672,210
Micron Technology, Inc.†#	308,300	1,307,192
Texas Instruments, Inc.	107,000	2,622,570
Xilinx, Inc.	88,000	2,286,240

		21,013,771

Electronic Design Automation - 0.7%

Synopsys, Inc.†	97,000	2,088,410

Engineering/R&D Services - 0.8%

Fluor Corp.	31,000	2,484,030

Engines-Internal Combustion - 0.8%

Cummins, Inc.	36,000	2,345,760

Enterprise Software/Service - 2.6%

BMC Software, Inc.†	63,000	2,051,280
CA, Inc.	103,000	2,462,730
Oracle Corp.†	159,000	3,486,870

		8,000,880

Finance-Investment Banker/Broker - 2.2%

Citigroup, Inc.	52,700	1,000,773
JPMorgan Chase & Co.	91,600	3,525,684
Morgan Stanley	54,900	2,241,567

		6,768,024

Food-Misc. - 2.3%

ConAgra Foods, Inc.	4,800	102,096
General Mills, Inc.	36,000	2,382,480
Kraft Foods, Inc., Class A#	71,316	2,247,167
Ralcorp Holdings, Inc.†#	4,151	254,872
Unilever NV	80,700	2,227,320

		7,213,935

Food-Retail - 0.5%

The Kroger Co.	62,000	1,712,440

Health Care Cost Containment - 0.8%

McKesson Corp.	42,000	2,426,760

Independent Power Producers - 0.7%

NRG Energy, Inc.†#	61,000	2,296,040

Instruments-Controls - 0.2%

Mettler Toledo International, Inc.†	5,000	526,000

Insurance-Life/Health - 0.3%

Prudential Financial, Inc.	14,700	1,083,537

Insurance-Multi-line - 2.0%

ACE, Ltd.	32,000	1,683,520
Genworth Financial, Inc., Class A	6,400	102,720
Hartford Financial Services Group, Inc.	30,800	1,942,864
MetLife, Inc.	46,200	2,504,040

		6,233,144

Insurance-Property/Casualty - 2.2%

First American Corp.	59,000	1,490,930

Insurance-Property/Casualty

The Travelers Cos., Inc.	120,500	5,321,280

		6,812,210

Internet Security - 1.5%

McAfee, Inc.†	58,000	2,294,480
Symantec Corp.†	114,000	2,543,340

		4,837,820

Machinery-Construction & Mining - 1.0%

Caterpillar, Inc.	42,000	2,970,660

Machinery-Farming - 0.6%

Deere & Co.	28,000	1,975,960

Medical Products - 3.2%

Baxter International, Inc.	30,700	2,080,232
Covidien, Ltd.	25,050	1,354,453
Johnson & Johnson	94,900	6,683,807

		10,118,492

Medical-Biomedical/Gene - 0.6%

Biogen Idec, Inc.†	36,000	1,833,480

Medical-Drugs - 5.8%

Bristol-Myers Squibb Co.	169,700	3,621,398
Eli Lilly & Co.	62,000	2,892,300
Merck & Co., Inc.	88,000	3,138,960
Pfizer, Inc.	289,300	5,528,523
Schering-Plough Corp.	88,500	1,716,900
Wyeth	30,500	1,320,040

		18,218,121

Medical-HMO - 1.6%

Aetna, Inc.	53,000	2,286,420
WellPoint, Inc.†	49,000	2,586,710

		4,873,130

Medical-Wholesale Drug Distribution - 0.3%

Cardinal Health, Inc.	17,900	984,142

Metal-Aluminum - 0.5%

Alcoa, Inc.	53,500	1,718,955

Multimedia - 2.9%

The Walt Disney Co.	145,500	4,706,925
Time Warner, Inc.#	221,500	3,625,955
Viacom, Inc., Class B†	19,800	583,704

		8,916,584

Networking Products - 0.1%

Cisco Systems, Inc.†	12,000	288,600

Office Automation & Equipment - 1.7%

Xerox Corp.	387,400	5,396,482

Office Furnishings-Original - 0.6%

Steelcase, Inc., Class A#	157,000	1,742,700

Oil & Gas Drilling - 1.4%

ENSCO International, Inc.	37,000	2,507,860
Nabors Industries, Ltd.†#	10,400	370,240
Rowan Cos., Inc.#	42,000	1,551,480

		4,429,580

Oil Companies-Exploration & Production - 4.0%

Anadarko Petroleum Corp.#	53,600	3,308,728
Apache Corp.	26,000	2,973,880
Devon Energy Corp.	29,000	2,959,450
Occidental Petroleum Corp.	43,000	3,412,480

		12,654,538

Oil Companies-Integrated - 10.3%

Chevron Corp.	77,800	6,715,696
ConocoPhillips	54,000	4,455,540
Exxon Mobil Corp.	167,500	13,401,675
Hess Corp.	25,000	2,617,750
Marathon Oil Corp.	55,000	2,478,850
Murphy Oil Corp.	31,000	2,434,430

		32,103,941

Oil Refining & Marketing - 1.0%

Sunoco, Inc.#	33,000	1,464,540
Valero Energy Corp.	50,000	1,738,000

		3,202,540

Oil-Field Services - 1.7%

BJ Services Co.	89,800	2,411,130
Halliburton Co.#	65,000	2,856,100

		5,267,230

Pharmacy Services - 1.6%

Express Scripts, Inc.†	35,000	2,569,350
Medco Health Solutions, Inc.†	52,000	2,436,200

		5,005,550

Printing-Commercial - 0.6%

R.R. Donnelley & Sons Co.	71,000	1,979,480

Retail-Apparel/Shoe - 0.9%

Nordstrom, Inc.	14,700	457,170
The Gap, Inc.	116,000	2,256,200

		2,713,370

Retail-Auto Parts - 0.7%

AutoZone, Inc.†	17,000	2,332,910

Retail-Consumer Electronics - 0.7%

Best Buy Co., Inc.#	52,000	2,328,040

Retail-Discount - 1.4%

Wal-Mart Stores, Inc.	75,000	4,430,250

Retail-Major Department Stores - 0.8%

TJX Cos., Inc.	68,000	2,464,320

Retail-Restaurants - 1.0%

McDonald’s Corp.	52,000	3,226,600

Semiconductor Components-Integrated Circuits - 1.9%

Analog Devices, Inc.	57,800	1,616,088
Integrated Device Technology, Inc.†	185,000	1,959,150
Linear Technology Corp.#	74,000	2,415,360

		5,990,598

Semiconductor Equipment - 1.4%

KLA-Tencor Corp.#	55,000	2,038,300
Novellus Systems, Inc.†#	97,000	2,198,990

		4,237,290

Soap & Cleaning Preparation - 0.1%

Church & Dwight Co., Inc.	5,000	312,500

Steel-Producers - 1.4%

Nucor Corp.	45,000	2,362,500
United States Steel Corp.	16,000	2,129,120

		4,491,620

Telecom Services - 0.0%

Fairpoint Communications, Inc.#	967	8,558

Telephone-Integrated - 1.9%

AT&T, Inc.	92,500	2,959,075
Qwest Communications International, Inc.#	340,800	1,288,224
Verizon Communications, Inc.	52,100	1,829,752

		6,077,051

Toys - 0.7%

Hasbro, Inc.	55,000	2,057,000

Transport-Marine - 0.6%

Tidewater, Inc.#	33,000	2,002,110

Transport-Rail - 0.4%

CSX Corp.	21,000	1,358,280

Total Long-Term Investment Securities
(cost $320,601,800)		310,937,462

SHORT-TERM INVESTMENT SECURITIES - 10.4%
Collective Investment Pool - 10.4%

Securities Lending Quality Trust(1) (cost $32,630,923)	32,630,923	32,630,923

REPURCHASE AGREEMENT - 0.6%

Agreement with State Street Bank & Trust Co., bearing interest at 1.58%, dated 08/29/2008, to be repurchased 09/02/2008 in the amount of $1,756,308 and collateralized by $1,735,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $1,806,656 (cost $1,756,000)	$1,756,000	1,756,000

TOTAL INVESTMENTS
(cost $354,988,723) (2)	110.4%	345,324,385
Liabilities in excess of other assets	(10.4)	(32,490,815)

NET ASSETS	100.0%	$312,833,570

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 4 for cost of investments on a tax basis.

Open call options written at August 31, 2008 for the Core Equity Fund were as follows:

Issue	Contract Month	Strike Price	Number of Contracts	Premiums Received	Market Value at August 31, 2008	Unrealized Appreciation/ Depreciation
Nordstrom, Inc.	Jan-09	$40.00	147	$62,103	$15,435	$46,668

See Notes to Portfolio of Investments

AIG RETIREMENT COMPANY I CORE VALUE FUND

PORTFOLIO OF INVESTMENTS - August 31, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 98.6%
Advertising Agencies - 0.0%

Omnicom Group, Inc.	925	$39,211

Aerospace/Defense - 2.9%

Boeing Co.	17,753	1,163,887
General Dynamics Corp.	2,033	187,646
Lockheed Martin Corp.	9,725	1,132,379
Northrop Grumman Corp.	29,656	2,041,816
Raytheon Co.	1,359	81,526

		4,607,254

Agricultural Chemicals - 0.1%

CF Industries Holdings, Inc.	742	113,081

Apparel Manufacturers - 0.4%

VF Corp.	8,605	681,946

Applications Software - 1.3%

Microsoft Corp.	76,435	2,085,911
Quest Software, Inc.†	5,197	76,864

		2,162,775

Auto/Truck Parts & Equipment-Original - 0.1%

Lear Corp.†	3,497	43,922
Magna International, Inc., Class A	1,373	78,632
TRW Automotive Holdings Corp.†	5,161	98,988

		221,542

Banks-Commercial - 0.4%

Bank of Montreal	1,492	65,141
Cullen/Frost Bankers, Inc.	1,391	77,451
International Bancshares Corp.	3,499	90,414
Regions Financial Corp.	2,487	23,054
Royal Bank of Canada	9,360	427,565

		683,625

Banks-Fiduciary - 1.4%

State Street Corp.	15,131	1,023,915
The Bank of New York Mellon Corp.	35,196	1,218,133

		2,242,048

Banks-Super Regional - 4.9%

Bank of America Corp.	104,451	3,252,604
Capital One Financial Corp.	10,862	479,449
National City Corp.	44,900	226,296
SunTrust Banks, Inc.	3,000	125,670
US Bancorp	44,016	1,402,350
Wachovia Corp.	35,989	571,865
Wells Fargo & Co.	61,812	1,871,049

		7,929,283

Beverages-Non-alcoholic - 1.2%

Coca-Cola Enterprises, Inc.	13,986	238,741
Pepsi Bottling Group, Inc.	22,484	665,077
The Coca-Cola Co.	20,900	1,088,263

		1,992,081

Beverages-Wine/Spirits - 0.0%

Constellation Brands, Inc., Class A†	1,720	36,309

Brewery - 0.2%

Molson Coors Brewing Co., Class B	6,209	295,859

Building-Heavy Construction - 0.0%

Perini Corp.†	1,504	40,172

Building-Residential/Commercial - 0.3%

NVR, Inc.†	777	464,436
Pulte Homes, Inc.	371	5,383

		469,819

Cable TV - 0.3%

Comcast Corp., Class A	21,798	461,682

Chemicals-Diversified - 1.8%

E.I. du Pont de Nemours & Co.	46,307	2,057,883
PPG Industries, Inc.	12,500	785,750

		2,843,633

Chemicals-Specialty - 0.1%

Ashland, Inc.	386	15,799
Methanex Corp.	7,728	194,900

		210,699

Coal - 0.0%

Walter Industries, Inc.	27	2,533

Commercial Services-Finance - 0.5%

H&R Block, Inc.	22,000	561,880
Mastercard, Inc., Class A	584	141,649
Visa, Inc., Class A	326	24,744

		728,273

Computer Services - 0.7%

Computer Sciences Corp.†	22,507	1,058,504

Computers - 3.8%

Apple, Inc.†	2,522	427,555
Hewlett-Packard Co.	56,343	2,643,613
International Business Machines Corp.	24,304	2,958,526

		6,029,694

Computers-Memory Devices - 0.5%

EMC Corp.†	6,930	105,891
Western Digital Corp.†	25,939	707,097

		812,988

Computers-Periphery Equipment - 0.2%

Lexmark International, Inc., Class A†	10,965	394,411

Consulting Services - 0.6%

Accenture Ltd., Class A	24,968	1,032,676

Consumer Products-Misc. - 1.5%

Blyth, Inc.	2,816	44,521
Clorox Co.	10,054	594,191
Kimberly-Clark Corp.	17,530	1,081,251
Tupperware Brands Corp.	21,593	771,302

		2,491,265

Cosmetics & Toiletries - 0.7%

Procter & Gamble Co.	16,269	1,135,088

Data Processing/Management - 0.3%

Fiserv, Inc.†	9,400	487,484

Distribution/Wholesale - 0.1%

Owens & Minor, Inc.	2,462	113,547

Diversified Manufacturing Operations - 4.5%

Dover Corp.	12,346	609,645
General Electric Co.	173,995	4,889,260
Honeywell International, Inc.	1,362	68,332
Ingersoll-Rand Co., Ltd., Class A	16,200	598,266
Parker Hannifin Corp.	10,160	650,951
Tyco International, Ltd.	8,700	373,056

		7,189,510

Drug Delivery Systems - 0.0%

Hospira, Inc.†	438	17,678

Electric Products-Misc. - 0.2%

Emerson Electric Co.	5,601	262,127

Electric-Integrated - 2.4%

Duke Energy Corp.	1,183	20,631
Edison International	17,879	821,004
Entergy Corp.	843	87,158
Exelon Corp.	14,292	1,085,620
FPL Group, Inc.	11,210	673,273
PPL Corp.	19,300	844,761
Progress Energy, Inc.	4,035	176,249
Public Service Enterprise Group, Inc.	3,416	139,270

		3,847,966

Electronic Components-Misc. - 0.4%

Celestica, Inc.†	34,573	290,413
Jabil Circuit, Inc.	14,243	240,137
Tyco Electronics, Ltd.	5,752	189,298

		719,848

Electronic Components-Semiconductors - 1.3%

Amkor Technology, Inc.†	47,476	356,545
Intel Corp.	53,302	1,219,017
LSI Logic Corp.†	32,017	212,913
Skyworks Solutions, Inc.†	2,482	24,075
Texas Instruments, Inc.	6,700	164,217
Xilinx, Inc.	3,338	86,721

		2,063,488

Engineering/R&D Services - 0.3%
EMCOR Group, Inc.†	10,172	346,560
Fluor Corp.	1,248	100,002
Jacobs Engineering Group, Inc.†	71	5,241

		451,803

Enterprise Software/Service - 0.7%

CA, Inc.	1,164	27,831
Open Text Corp.†	4,206	147,505
Oracle Corp.†	29,000	635,970
Sybase, Inc.†	6,952	239,218

		1,050,524

Finance-Credit Card - 0.3%

Discover Financial Services	28,450	468,002

Finance-Investment Banker/Broker - 6.1%

Citigroup, Inc.	142,463	2,705,372
JPMorgan Chase & Co.	89,456	3,443,161
Morgan Stanley	34,845	1,422,721
Raymond James Financial, Inc.	4,208	129,733
The Charles Schwab Corp.	23,113	554,481
The Goldman Sachs Group, Inc.	9,449	1,549,353

		9,804,821

Finance-Mortgage Loan/Banker - 0.1%

Fannie Mae	16,500	112,860

Financial Guarantee Insurance - 0.1%

MGIC Investment Corp.	15,600	131,196

Food-Misc. - 1.1%

Corn Products International, Inc.	680	30,457
General Mills, Inc.	17,208	1,138,825
H.J. Heinz Co.	443	22,292
Unilever NV	18,900	521,640

		1,713,214

Food-Retail - 0.4%

Safeway, Inc.	282	7,428
The Kroger Co.	23,342	644,706

		652,134

Forestry - 0.4%

Weyerhaeuser Co.	12,200	676,978

Gas-Distribution - 0.2%

Nicor, Inc.	6,822	313,062

Home Decoration Products - 0.4%

Newell Rubbermaid, Inc.	33,100	599,110

Human Resources - 0.1%

Robert Half International, Inc.	3,700	94,720

Independent Power Producers - 0.7%

NRG Energy, Inc.†	14,700	553,308
Reliant Energy, Inc.†	38,057	648,111

		1,201,419

Instruments-Scientific - 0.1%

Thermo Fisher Scientific, Inc.†	2,957	179,076

Insurance-Life/Health - 0.7%

Torchmark Corp.	14,900	890,126
Unum Group	9,227	234,458

		1,124,584

Insurance-Multi-line - 2.5%

ACE, Ltd.	17,069	898,000
Allstate Corp.	30,600	1,380,978
American Financial Group, Inc.	5,760	164,333
Hartford Financial Services Group, Inc.	18,200	1,148,056
Loews Corp.	8,120	352,651

		3,944,018

Insurance-Property/Casualty - 0.8%

Arch Capital Group, Ltd.†	6,924	483,018
The Travelers Cos., Inc.	17,525	773,904

		1,256,922

Insurance-Reinsurance - 0.5%

Aspen Insurance Holdings, Ltd.	18,936	513,166
Axis Capital Holdings, Ltd.	6,106	204,124
Endurance Specialty Holdings, Ltd.	338	11,025
PartnerRe, Ltd.	1,206	83,105

		811,420

Internet Security - 0.6%

Symantec Corp.†	43,403	968,321

Investment Management/Advisor Services - 0.1%

Federated Investors, Inc., Class B	306	10,233
Janus Capital Group, Inc.	291	7,848
Legg Mason, Inc.	4,800	213,744

		231,825

Leisure Products - 0.1%

WMS Industries, Inc.†	2,518	84,605

Machinery-Construction & Mining - 0.8%

Caterpillar, Inc.	18,929	1,338,848

Medical Instruments - 0.4%

Boston Scientific Corp.†	5,510	69,206
Medtronic, Inc.	11,300	616,980

		686,186

Medical Labs & Testing Services - 0.2%

Quest Diagnostics, Inc.	6,600	356,730

Medical Products - 3.5%

Baxter International, Inc.	7,077	479,537
Becton Dickinson & Co.	12,665	1,106,668
Johnson & Johnson	56,297	3,964,998

		5,551,203

Medical-Biomedical/Gene - 1.5%

Amgen, Inc.†	34,834	2,189,317
Invitrogen Corp.†	3,924	166,613

		2,355,930

Medical-Drugs - 5.4%

Abbott Laboratories	14,500	832,735
Bristol-Myers Squibb Co.	26,130	557,614
Cephalon, Inc.†	3,623	277,594
Eli Lilly & Co.	23,629	1,102,293
Merck & Co., Inc.	24,000	856,080
Pfizer, Inc.	212,668	4,064,086
Wyeth	21,411	926,668

		8,617,070

Medical-HMO - 0.2%

AMERIGROUP Corp.†	13,901	359,758

Medical-Outpatient/Home Medical - 0.1%

Apria Healthcare Group, Inc.†	7,391	146,194

Metal-Copper - 0.2%

Southern Copper Corp.	11,704	298,803

Metal-Diversified - 0.6%

Freeport-McMoRan Copper & Gold, Inc.	11,447	1,022,446

Multimedia - 1.9%

The Walt Disney Co.	41,479	1,341,846
Time Warner, Inc.	70,700	1,157,359
Viacom, Inc., Class B†	20,700	610,236

		3,109,441

Networking Products - 0.4%

Cisco Systems, Inc.†	24,867	598,051

Non-Hazardous Waste Disposal - 0.3%

Allied Waste Industries, Inc.†	1,054	14,166
Waste Management, Inc.	14,900	524,182

		538,348

Office Automation & Equipment - 0.9%

Pitney Bowes, Inc.	2,300	78,545
Xerox Corp.	98,299	1,369,305

		1,447,850

Office Supplies & Forms - 0.2%

Avery Dennison Corp.	8,100	390,744

Oil & Gas Drilling - 0.3%

ENSCO International, Inc.	1,220	82,692
Noble Corp.	1,880	94,545
Patterson-UTI Energy, Inc.	3,247	92,280
Transocean, Inc.†	1,872	238,118

		507,635

Oil Companies-Exploration & Production - 1.9%

Apache Corp.	4,113	470,445
Devon Energy Corp.	4,474	456,572
McMoRan Exploration Co.†	6,788	185,652
Noble Energy, Inc.	1,206	86,506
Occidental Petroleum Corp.	16,057	1,274,284
Stone Energy Corp.†	4,029	192,062
W&T Offshore, Inc.	12,739	447,903

		3,113,424

Oil Companies-Integrated - 12.6%

Chevron Corp.	62,947	5,433,585
ConocoPhillips	49,513	4,085,317
Exxon Mobil Corp.	103,875	8,311,039
Hess Corp.	1,997	209,106
Royal Dutch Shell PLC ADR	31,600	2,196,832

		20,235,879

Oil Field Machinery & Equipment - 0.3%

National-Oilwell Varco, Inc.†	5,800	427,634

Oil Refining & Marketing - 0.4%

Sunoco, Inc.	1,888	83,789
Valero Energy Corp.	17,352	603,156

		686,945

Oil-Field Services - 0.1%

Oil States International, Inc.†	2,438	135,626

Paper & Related Products - 0.1%

International Paper Co.	8,700	235,335

Pharmacy Services - 0.1%

Express Scripts, Inc.†	1,793	131,624

Pipelines - 0.0%

Williams Cos., Inc.	1,591	49,146

Printing-Commercial - 0.6%

R.R. Donnelley & Sons Co.	33,410	931,471

Publishing-Newspapers - 0.3%
Gannett Co., Inc.	25,500	453,645

Real Estate Investment Trusts - 0.4%

CBL & Associates Properties, Inc.	1,204	26,115
Developers Diversified Realty Corp.	6,300	211,113
Hospitality Properties Trust	7,851	178,061
Host Hotels & Resorts, Inc.	1,882	26,912
HRPT Properties Trust	11,029	83,600
ProLogis	1,724	74,235
Public Storage, Inc.	852	75,249

		675,285

Rental Auto/Equipment - 0.1%

Rent-A-Center, Inc.†	3,854	87,332

Retail-Apparel/Shoe - 0.8%

The Gap, Inc.	62,830	1,222,043

Retail-Building Products - 0.4%

Home Depot, Inc.	23,100	626,472

Retail-Consumer Electronics - 0.8%

Best Buy Co., Inc.	15,012	672,087
RadioShack Corp.	36,007	684,493

		1,356,580

Retail-Discount - 1.1%

BJ’s Wholesale Club, Inc.†	1,601	60,886
Costco Wholesale Corp.	2,426	162,688
Wal-Mart Stores, Inc.	26,559	1,568,840

		1,792,414

Retail-Drug Store - 0.4%

Walgreen Co.	16,100	586,523

Retail-Office Supplies - 0.4%

Staples, Inc.	23,300	563,860

Retail-Regional Department Stores - 0.6%

Kohl’s Corp.†	13,000	639,210
Macy’s, Inc.	16,919	352,254

		991,464

Retail-Restaurants - 1.4%

Burger King Holdings, Inc.	4,850	120,377
Darden Restaurants, Inc.	6,600	193,314
McDonald’s Corp.	26,989	1,674,667
Starbucks Corp.†	12,400	192,944

		2,181,302

Savings & Loans/Thrifts - 0.1%

New York Community Bancorp, Inc.	4,410	72,721
Washington Mutual, Inc.	19,473	78,866

		151,587

Semiconductor Equipment - 0.2%

Applied Materials, Inc.	16,700	299,264
ASM International NV†	400	9,944

		309,208

Steel-Producers - 0.4%

Nucor Corp.	12,065	633,412

Telecom Services - 0.2%

Embarq Corp.	7,931	374,026

Telephone-Integrated - 5.1%

AT&T, Inc. (2)	132,702	4,245,137
CenturyTel, Inc.	2,337	90,278
Qwest Communications International, Inc.	48,426	183,050
Sprint Nextel Corp.	40,800	355,776
Verizon Communications, Inc.	93,482	3,283,088
Windstream Corp.	2,168	26,927

		8,184,256

Television - 0.6%

CBS Corp., Class B	56,180	908,992

Tobacco - 1.4%

Altria Group, Inc.	60,287	1,267,836
Lorillard, Inc.	6,706	484,441
Reynolds American, Inc.	6,683	354,065
Universal Corp.	4,030	209,238

		2,315,580

Tools-Hand Held - 0.0%

Snap-on, Inc.	378	21,554

Toys - 0.5%

Hasbro, Inc.	22,766	851,448

Transport-Marine - 0.2%

Frontline, Ltd.	6,369	384,751

Transport-Rail - 0.5%

CSX Corp.	4,556	294,682
Norfolk Southern Corp.	4,058	298,385
Union Pacific Corp.	2,082	174,680

		767,747

Transport-Truck - 0.1%

Con-way, Inc.	360	17,676
YRC Worldwide, Inc.†	10,900	197,290

		214,966

Web Portals/ISP - 0.1%

Google, Inc., Class A†	359	166,321

Wireless Equipment - 0.1%

Motorola, Inc.	22,985	216,519

Total Long-Term Investment Securities (cost $164,364,660)		158,598,321

SHORT-TERM INVESTMENT SECURITIES - 1.1%
Time Deposits - 1.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.85% due 09/02/08 (cost $1,705,000)	1,705,000	1,705,000

REPURCHASE AGREEMENT - 0.1%
Agreement with State Street Bank & Trust Co., bearing interest at 1.58%, dated 08/31/08, to be repurchased 09/01/08 in the amount of $219,038 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 4.12% due 05/06/13 and having an approximate value of $227,115 (cost $219,000)	219,000	219,000

TOTAL INVESTMENTS (cost $166,288,660) (1)	99.8%	160,522,321
Other assets less liabilities	0.2	270,580

NET ASSETS -	100.0%	$160,792,901

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR American Depository Receipt

Open Futures Contracts
Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of August 31, 2008	Unrealized Appreciation (Depreciation)
19 Long	E-mini S&P 500 Index	September 2008	$1,202,788	$1,218,470	$15,682

See Notes to Portfolio of Investments

AIG RETIREMENT COMPANY I FOREIGN VALUE FUND

PORTFOLIO OF INVESTMENTS - August 31, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)(4)
COMMON STOCK - 96.1%
Australia - 1.9%

Alumina, Ltd.#(1)	722,153	2,294,418
Downer EDI, Ltd.	1,031,950	6,532,946
Goodman Fielder, Ltd.	5,034,421	6,336,478

		15,163,842

Austria - 1.1%

Telekom Austria AG	395,340	8,545,473

Bermuda - 1.6%

Yue Yuen Industrial Holdings, Ltd.	4,541,672	12,603,123

Brazil - 0.6%

Empressa Brasileira de Aeronautica SA ADR#	134,612	4,570,077

Canada - 0.3%

Biovail Corp.	261,530	2,857,175

China - 0.7%

China Shenhua Energy Co., Ltd.	557,738	1,909,616
China Telecom Corp., Ltd.	7,725,823	3,946,752

		5,856,368

Finland - 1.4%

UPM-Kymmene Oyj	646,988	11,069,746

France - 8.5%

AXA SA	193,060	6,195,211
France Telecom SA#	296,615	8,756,066
Sanofi-Aventis#	329,630	23,401,693
Thomson†	885,290	4,109,115
Total SA#	162,850	11,707,689
Vinci SA	55,454	3,150,550
Vivendi	299,580	11,586,081

		68,906,405

Germany - 6.8%

Bayerische Motoren Werke AG	120,480	4,936,841
Celesio AG	160,070	6,132,318
Deutsche Post AG	293,900	6,875,628
Infineon Technologies AG†	1,567,000	13,399,797
SAP AG	190,740	10,682,543
Siemens AG	120,035	13,058,799

		55,085,926

Hong Kong - 2.1%

Cheung Kong Holdings, Ltd.	629,488	8,983,299
Hang Lung Group, Ltd.	143,573	612,557
Hutchison Whampoa, Ltd.	802,341	7,455,156

		17,051,012

India - 1.8%

Gail India, Ltd. GDR†*	118,579	6,284,687
Reliance Industries, Ltd. GDR*	89,790	8,601,442

		14,886,129

Israel - 1.1%

Check Point Software Technologies, Ltd.†	370,390	9,070,851

Italy - 4.1%

Autogrill SpA#	316,457	3,931,322
ENI SpA	406,473	13,234,926
UniCredit Italiano SpA#	2,939,132	15,913,759

		33,080,007

Japan - 8.1%

Ebara Corp.#	1,221,000	2,857,117
Mitsubishi UFJ Financial Group, Inc.	998,300	7,602,291
NGK Spark Plug Co., Ltd.#	443,000	4,882,400
NOK Corp.#	134,200	1,928,232
Olympus Corp.#	259,000	8,387,849
Shinsei Bank, Ltd.#	2,098,637	7,137,961
Sumitomo Mitsui Financial Group, Inc.#	1,001	6,090,355
Sumitomo Rubber Industries, Inc.	118,500	940,849
Takeda Pharmaceutical Co., Ltd.	169,654	8,846,720
Toyota Motor Corp.	170,500	7,642,456
USS Co., Ltd.	131,840	9,074,728

		65,390,958

Netherlands - 4.6%

ING Groep NV	754,080	23,620,332
Koninklijke Philips Electronics NV	111,750	3,630,914
Randstad Holding NV	77,430	2,376,825
Reed Elsevier NV#	459,160	7,680,137

		37,308,208

Norway - 1.0%

Aker Solutions ASA	129,700	2,970,820
Telenor ASA#	334,358	5,254,751

		8,225,571

Russia - 1.1%

Mobile Telesystems ADR	60,902	4,141,336
OAO Gazprom ADR	126,800	4,930,266

		9,071,602
Singapore - 3.6%

Flextronics International, Ltd.†#	1,000,740	8,926,601
Singapore Telecommunications, Ltd.	3,825,999	9,490,546
United Overseas Bank, Ltd.#	798,387	10,650,993

		29,068,140

South Africa - 1.2%

African Bank Investments, Ltd.	957,920	3,460,137
Foschini, Ltd.	474,115	2,611,323
Massmart Holdings, Ltd.	365,443	3,941,947

		10,013,407

South Korea - 4.6%

Hana Financial Group, Inc.	220,580	7,772,047
Kookmin Bank	119,383	6,549,669
KT Corp. ADR	176,477	3,593,072
Lotte Shopping Co., Ltd.	12,315	3,345,668
Samsung Electronics Co., Ltd.	33,866	15,905,232

		37,165,688

Spain - 1.9%

Gamesa Corp. Tecnologica SA	65,529	3,104,294
Telefonica SA	495,904	12,268,513
Telefonica SA ADR	279	20,665

		15,393,472

Sweden - 1.7%

Husqvarna AB, Class A	29	230
Niscayah Group AB#	1,261,925	2,270,819
Securitas AB, Class B#	208,465	2,819,192

Telefonaktiebolaget LM Ericsson, Class B#	788,860	9,008,050

		14,098,291

Switzerland - 4.1%

Adecco SA	233,970	10,985,398
Novartis AG	313,260	17,482,612
UBS AG†	212,579	4,614,442

		33,082,452

Taiwan - 8.0%

Chunghwa Telecom Co., Ltd. ADR†	526,005	13,013,364
Compal Electronics, Inc.	8,621,895	7,706,827
Lite-On Technology Corp.	10,902,015	10,707,738
Mega Financial Holding Co., Ltd.	18,343,000	11,515,062
Taiwan Semiconductor Manufacturing Co., Ltd.	11,909,069	22,034,038

		64,977,029

Thailand - 0.3%

Krung Thai Bank PCL(1)	11,650,100	2,585,887

Turkey - 0.6%

Turkcell Iletisim Hizmet AS ADR#	274,500	4,542,975

United Kingdom - 23.3%

Aviva PLC	924,468	8,637,094
BP PLC	1,790,792	17,220,057
BP PLC ADR	180	10,373
British Energy Group PLC	958,103	12,840,504
British Sky Broadcasting Group PLC	1,437,470	12,195,003
Burberry Group PLC	657,675	5,367,209
G4S PLC	938,920	3,987,535
GlaxoSmithKline PLC	768,151	18,079,943
HSBC Holdings PLC	810,775	12,759,577
Invesco, Ltd.	329,744	8,451,339
Kingfisher PLC	4,510,525	10,891,452
Marks & Spencer Group PLC	867,930	4,139,450
Old Mutual PLC	5,639,463	9,994,226
Pearson PLC	762,307	9,410,920
Persimmon PLC#	1,388,700	9,390,776
Royal Bank of Scotland Group PLC	2,489,395	10,660,703
Royal Dutch Shell PLC, Class A#	167,235	5,845,975
Royal Dutch Shell PLC, Class B	354,545	12,207,583
Vodafone Group PLC	5,624,627	14,406,899
Yell Group PLC#	1,025,690	2,012,169

		188,508,787

Total Common Stock (cost $912,176,754)		778,178,601

PREFERRED STOCK - 0.8%
Brazil - 0.8%

Cia Vale do Rio Doce ADR
(cost $2,898,132)	282,194	6,707,751

RIGHTS - 0.0%
Australia - 0.0%

Alumina, Ltd.
Expires 09/19/08†(1)
(cost $0)	190,039	114,231

Total Long-Term Investment Securities (cost $915,074,886)		785,000,583

SHORT-TERM INVESTMENT SECURITIES - 11.0%
U.S. Government Agency - 1.4%
Federal Home Loan Bank Disc. Notes
1.95% due 09/02/08	$11,573,000	11,572,373
Collective Investment Pool - 9.6%

Securities Lending Quality Trust(2)	77,219,246	77,219,246

Total Short-Term Investment Securities (cost $88,791,619)		88,791,619

TOTAL INVESTMENTS (cost $1,003,866,505)(3)	107.9%	873,792,202
Liabilities in excess of other assets	(7.9)	(64,169,783)

NET ASSETS -	100.0%	$809,622,419

#	The security or a portion thereof is out on loan.

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2008, the aggregate value of these securities was $14,886,129 representing 1.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Fair Valued Security; see Note 1.

(2)	The security is purchased with the cash collateral received from securities loaned.

(3)	See Note 4 for cost of investments on a tax basis.

(4)	A substantial number of the portfolio’s holdings were valued using the fair value procedures at August 31, 2008. At August 31, 2008, the aggregate value of these securities was $707,815,781 representing 87.4% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.

ADR - American Depository Receipt

GDR - Global Depository Receipt

See Notes to Portfolio of Investments

Industry Allocation*
Banks-Commercial	9.9%
Collective Investment Pool	9.5
Medical-Drugs	8.7
Oil Companies-Integrated	7.4
Insurance-Multi-line	4.8
Telephone-Integrated	4.1
Telecom Services	3.9
Electronic Components-Semiconductors	3.6
Cellular Telecom	2.9
Semiconductor Components-Integrated Circuits	2.7
Multimedia	2.6
Diversified Financial Services	2.4
Auto-Cars/Light Trucks	1.8
Human Resources	1.7
Diversified Manufacturing Operations	1.6
Electric-Generation	1.6
Athletic Footwear	1.6
Electronic Components-Misc.	1.6
Television	1.5
U.S. Government Agencies	1.4
Oil Companies-Exploration & Production	1.4
Paper & Related Products	1.4
Retail-Building Products	1.3
Computers-Periphery Equipment	1.3
Enterprise Software/Service	1.3
Insurance-Life/Health	1.2
Publishing-Books	1.2
Real Estate Operations & Development	1.2
Building-Residential/Commercial	1.2
Retail-Automobile	1.1
Applications Software	1.1
Wireless Equipment	1.1
Oil Refining & Marketing	1.1
Investment Management/Advisor Services	1.0
Photo Equipment & Supplies	1.0
Computers	1.0
Retail-Major Department Stores	0.9
Diversified Operations	0.9
Transport-Services	0.8
Auto/Truck Parts & Equipment-Original	0.8
Security Services	0.8
Diversified Minerals	0.8
Retail-Misc./Diversified	0.8
Engineering/R&D Services	0.8
Food-Misc.	0.8
Medical-Wholesale Drug Distribution	0.8
Building-Heavy Construction	0.8
Apparel Manufacturers	0.7
Finance-Investment Banker/Broker	0.6
Aerospace/Defense	0.6
Audio/Video Products	0.5
Retail-Restaurants	0.5
Finance-Consumer Loans	0.4
Power Converter/Supply Equipment	0.4
Machinery-Pumps	0.4
Metal-Aluminum	0.3
Coal	0.2
Rubber-Tires	0.1

107.9%

* Calculated as a percentage of net assets

AIG RETIREMENT COMPANY I GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS - August 31, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 94.1%
Australia - 2.3%

BHP Billiton, Ltd.#(2)	222,106	$7,827,538

Austria - 0.3%

Voestalpine AG(2)	16,280	882,296

Belgium - 0.8%

KBC Groep NV(2)	27,612	2,637,120

Bermuda - 1.7%

Arch Capital Group, Ltd.†	36,671	2,558,169
Bunge, Ltd.	24,123	2,155,631
Pacific Basin Shipping, Ltd.(2)	800,000	1,085,722

		5,799,522

Canada - 2.5%

Addax Petroleum Corp.	164,992	6,572,621
EnCana Corp.	27,500	2,067,033
Potash Corp. of Saskatchewan	3	455

		8,640,109

China - 0.5%

Bank of China, Ltd.(2)	3,950,000	1,703,112

Denmark - 1.2%

D/S Norden(2)	42,400	4,006,461

Finland - 1.0%

Nokia Oyj(2)	134,000	3,371,396

France - 2.5%

AXA SA(2)	79,000	2,535,075
Credit Agricole SA#(2)	142,402	3,035,315
Peugeot SA(2)	15,000	712,192
Total SA(2)	13,395	963,000
Vivendi(2)	27,714	1,071,823

		8,317,405

Germany - 1.0%

Allianz SE(2)	20,739	3,463,921

Greece - 0.7%
Alpha Bank A.E.(2)	91,400	2,320,065

Ireland - 0.9%

Allied Irish Banks PLC(2)	164,012	2,087,678
Bank of Ireland(2)	100,864	816,118

		2,903,796

Japan - 11.3%

Canon, Inc.(2)	148,700	6,653,764
Inpex Holdings, Inc.(2)	341	3,689,055
Matsushita Electric Industrial Co., Ltd.(2)	232,000	4,771,734
Mitsubishi Corp.(2)	134,200	3,716,422
Mitsui O.S.K. Lines, Ltd.(2)	496,000	5,901,723
Nippon Telegraph and Telephone Corp.	438	2,150,386
NSK, Ltd.#(2)	467,000	3,330,276
Suzuken Co., Ltd.(2)	31,700	1,136,689
Suzuki Motor Corp.#(2)	310,100	6,546,439
Toyota Boshoku Corp.#(2)	12,700	204,866

		38,101,354

Luxembourg - 1.2%

ArcelorMittal(2)	52,086	4,099,196

Russia - 0.5%

Mining & Metallurgical Co. Norilsk Nickel ADR	93,900	1,855,464

Singapore - 1.7%

DBS Group Holdings, Ltd.(2)	459,000	5,809,496

South Korea - 0.8%

Korea Investment Holdings Co., Ltd.(2)	16,420	537,537
LG Corp.(2)	26,632	1,520,382
Samsung Electronics Co., Ltd.(2)	1,468	689,449

		2,747,368

Sweden - 1.2%

Hennes & Mauritz AB, Class B#(2)	79,700	3,946,867

Switzerland - 5.2%

Credit Suisse Group(2)	67,473	3,136,659
Roche Holding AG(2)	18,329	3,089,758
Swiss Re(2)	98,191	6,061,718
Zurich Financial Services AG(2)	19,797	5,168,450

		17,456,585

Taiwan - 0.9%

High Tech Computer Corp.(2)	173,300	3,216,156

United Kingdom - 8.5%

3i Group PLC(2)	150,928	2,521,751
Antofagasta PLC(2)	299,372	3,370,563
Man Group PLC, Class B(2)	199,679	2,064,262
Reckitt Benckiser Group PLC(2)	164,373	8,314,285
Royal Bank of Scotland Group PLC(2)	445,000	1,905,689
Royal Dutch Shell PLC, Class A#	303,094	10,593,883

		28,770,433

United States - 47.4%
Adobe Systems, Inc.†	194,515	8,331,077
Altria Group, Inc.	95,600	2,010,468
Bank of America Corp.	120,900	3,764,826
Best Buy Co., Inc.#	30,700	1,374,439
Eli Lilly & Co.	185,900	8,672,235
Embarq Corp.	121,462	5,728,148
Energen Corp.	31,700	1,770,128
ENSCO International, Inc.#	118,300	8,018,374
Exxon Mobil Corp.	95,554	7,645,276
Freeport-McMoRan Copper & Gold, Inc.#	76,000	6,788,320
Integrated Device Technology, Inc.†	37,727	399,529
Johnson & Johnson	150,000	10,564,500
L-3 Communications Holdings, Inc.	102,938	10,699,376
Lockheed Martin Corp.	78,229	9,108,985
Lorillard, Inc.	88,800	6,414,912
Microsoft Corp.	374,960	10,232,658
National Semiconductor Corp.	167,000	3,578,810
NVIDIA Corp.†	122,860	1,552,950
ONEOK, Inc.	9,195	401,913
Oracle Corp.†	130,600	2,864,058
Patterson-UTI Energy, Inc.	76,100	2,162,762
PepsiCo, Inc.	10,321	706,782
Pfizer, Inc.	598,255	11,432,653
Philip Morris International, Inc.	95,600	5,133,720
Reliant Energy, Inc.†	74,400	1,267,032
Roper Industries, Inc.	26,400	1,559,712
Stone Energy Corp.†	31,600	1,506,372

United States (continued)
Terra Industries, Inc.#	122,015	6,131,254
The Goldman Sachs Group, Inc.	16,000	2,623,520
Valero Energy Corp.	47,400	1,647,624
Verizon Communications, Inc.	207,000	7,269,840
Viacom, Inc., Class B†	196,135	5,782,060
W&T Offshore, Inc.#	93,944	3,303,071

		160,447,384

Total Long-Term Investment Securities
(cost $352,483,340)		318,323,044

SHORT-TERM INVESTMENT SECURITIES - 8.6%
Collective Investment Pool - 8.3%

Securities Lending Quality Trust (1)	28,034,274	28,034,274
U.S. Government Treasuries - 0.3%

United States Treasury Bills 1.39% due 09/18/08@	$906,000	859,147
1.51% due 09/18/08@	43,000	89,232

		948,379

Total Short-Term Investment Securities (cost $28,982,653)		28,982,653

REPURCHASE AGREEMENT - 4.9%

Agreement with Bank of America NA, bearing interest at 2.07%, dated 08/29/08, to be repurchased 09/02/08 in the amount of $16,663,832 and collateralized by Federal Home Loan Bank Notes, bearing interest at 2.19%, due 01/28/09 and having an approximate value of $17,099,140 (cost $16,660,000)	16,660,000	16,660,000

TOTAL INVESTMENTS
(cost $398,125,993)(3)	107.6%	363,965,697
Liabilities in excess of other assets	(7.6)	(25,705,964)

NET ASSETS -	100.0%	$338,259,733

†	Non-income producing security
#	The security or a portion thereof is out on loan.
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	The security is purchased with the cash collateral received from the securities loaned.
(2)	Security was valued using fair value procedures at August 31, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(3)	See Note 4 for cost of investments on a tax basis.

ADR - American Depository Receipt

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of August 31, 2008	Unrealized Appreciation (Depreciation)
29 Long	DJ Stoxx 50 Index	September 2008	$1,532,554	$1,439,817	$(92,737)
14 Long	FTSE 100 Index	September 2008	$1,486,551	$1,442,757	(43,794)
21 Long	S & P 500 Index	September 2008	$6,697,743	$6,733,650	35,907
14 Long	Topix Index	September 2008	$1,807,648	$1,619,633	(188,015)

					$(288,639)

Open Forward Foreign Currency Contracts

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Appreciation
* AUD	6,608,100	USD	6,189,662	10/15/2008	$547,920
* CAD	7,616,400	USD	7,497,883	10/15/2008	329,127
* CHF	18,000,100	USD	17,173,663	09/17/2008	823,403
* EUR	18,803,200	USD	29,079,729	09/17/2008	1,520,912
* GBP	18,326,200	USD	35,913,195	09/17/2008	2,551,915
* JPY	908,738,100	USD	8,403,367	11/19/2008	14,493
* NOK	64,743,100	USD	12,462,062	09/17/2008	544,349
* SEK	12,231,700	USD	2,016,619	09/17/2008	122,666
* USD	3,599,261	JPY	392,992,900	11/19/2008	28,592

					$6,483,377

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Depreciation
* AUD	981,000	USD	837,382	10/15/2008	$(159)
* CAD	3,592,500	USD	3,354,516	10/15/2008	(26,840)
* JPY	262,526,300	USD	2,402,584	11/19/2008	(20,887)
* NOK	4,561,300	USD	838,051	09/17/2008	(1,579)
* USD	13,310,702	CHF	13,912,600	09/17/2008	(673,293)
* USD	33,202,563	EUR	21,372,700	09/17/2008	(1,877,771)
* USD	28,977,132	GBP	14,895,900	09/17/2008	(1,860,419)
* USD	26,420,153	NOK	136,488,800	09/17/2008	(1,295,710)
* USD	846,202	SEK	5,443,600	09/17/2008	(3,317)
* USD	22,601,903	AUD	24,246,200	10/15/2008	(1,901,425)
* USD	12,824,254	CAD	13,119,400	10/15/2008	(475,929)
* USD	1,940,424	JPY	209,934,000	11/19/2008	(2,451)

					(8,139,780)

Net Unrealized Appreciation (Depreciation)					$(1,656,403)

*	Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AUD	-	Australian Dollar
CAD	-	Canada Dollar
CHF	-	Swiss Franc
EUR	-	Euro Dollar
GBP	-	Bristish Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

Industry Allocation*
Collective Investment Pool	8.3%
Medical-Drugs	6.9
Banks-Commercial	6.0
Oil Companies-Integrated	5.7
Oil Companies-Exploration & Production	5.1
Repurchase Agreements	4.9
Tobacco	4.0
Insurance-Multi-line	3.3
Electronics-Military	3.2
Medical Products	3.1
Applications Software	3.0
Oil & Gas Drilling	3.0
Telephone-Integrated	2.8
Aerospace/Defense	2.7
Metal-Diversified	2.5
Electronic Forms	2.5
Soap & Cleaning Preparation	2.5
Diversified Minerals	2.3
Auto-Cars/Light Trucks	2.1
Transport-Marine	2.1
Multimedia	2.0
Office Automation & Equipment	2.0
Agricultural Chemicals	1.8
Insurance-Reinsurance	1.8
Electronic Components-Semiconductors	1.7
Finance-Investment Banker/Broker	1.7
Telecom Services	1.7
Steel-Producers	1.5
Audio/Video Products	1.4
Unknown	1.2
Retail-Apparel/Shoe	1.2
Banks-Super Regional	1.1
Import/Export	1.1
Wireless Equipment	1.0
Mining	1.0
Metal Processors & Fabrication	1.0
Computers-Integrated Systems	0.9
Enterprise Software/Service	0.8
Insurance-Property/Casualty	0.8
Venture Capital	0.7
Agricultural Operations	0.6
Finance-Other Services	0.6
Gas-Distribution	0.5
Oil Refining & Marketing	0.5
Machinery-General Industrial	0.5
Diversified Operations	0.4
Retail-Consumer Electronics	0.4
Independent Power Producers	0.4
Medical-Wholesale Drug Distribution	0.3
U.S. Government Treasuries	0.3
Beverages-Non-alcoholic	0.2
Diversified Financial Services	0.2
Pipelines	0.1
Semiconductor Components-Integrated Circuits	0.1
Auto/Truck Parts & Equipment-Original	0.1

107.6%

* Calculated as a percentage of net assets

See Notes to Portfolio of Investments

AIG RETIREMENT COMPANY I GLOBAL REAL ESTATE FUND

PORTFOLIO OF INVESTMENTS - August 31, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 95.0%
Australia - 7.1%

Becton Property Group(1)	13,489	$8,595
Centro Retail Group(1)	583,889	122,099
GPT Group(1)	16,215	23,925
ING Industrial Fund(1)	150,219	204,556
ING Real Estate Community Living Group(1)	249,000	77,478
Macquarie CountryWide Trust(1)	82,003	72,779
Macquarie DDR Trust(1)	128,892	38,272
Stockland(1)	53,713	239,928
Sunland Group, Ltd.(1)	41,091	84,349
Tishman Speyer Office Fund(1)	141,624	135,309
Valad Property Group(1)	652,091	287,448
Westfield Group(1)	53,427	784,945

		2,079,683

Austria - 0.7%

Conwert Immobilien Invest SE†(1)	13,959	204,634

Bermuda - 1.9%

Hongkong Land Holdings, Ltd.(1)	98,000	350,450
Kerry Properties, Ltd.(1)	44,500	212,409

		562,859

Brazil - 1.1%

BR Malls Participacoes SA†	4,208	37,433
Iguatemi Empresa de Shopping Centers SA	7,606	88,659
MRV Engenharia e Participacoes SA	4,601	90,891
Multiplan Empreendimentos Imobiliarios SA†	9,227	95,666

		312,649

Canada - 1.6%

Boardwalk Real Estate Investment Trust	4,800	176,304
Brookfield Properties Corp.	13,800	290,219

		466,523

Cayman Islands - 0.3%

China Resources Land, Ltd.(1)	4,000	4,752
Shui On Land, Ltd.(1)	122,000	92,890

		97,642

Finland - 0.7%

Citycon Oyj(1)	50,897	193,477

France - 4.2%

Klepierre(1)	5,126	205,309
Unibail-Rodamco(1)	4,858	1,013,198

		1,218,507

Hong Kong - 6.4%

Champion REIT(1)	50,000	24,633
China Overseas Land & Investment, Ltd.(1)	62,000	103,332
Hang Lung Properties, Ltd.(1)	89,000	282,041
Henderson Land Development Co., Ltd.(1)	52,000	314,316
Hysan Development Co., Ltd.(1)	73,477	201,382
Sun Hung Kai Properties, Ltd.(1)	57,000	779,807
Wharf Holdings, Ltd.(1)	46,000	166,705

		1,872,216

Japan - 9.1%

Japan Excellent, Inc.(1)	43	202,651
Kenedix Realty Investment Corp.(1)	60	269,832
Mitsubishi Estate Co., Ltd.(1)	41,000	909,025
Mitsui Fudosan Co., Ltd.(1)	44,000	922,099
Sumitomo Realty & Development Co., Ltd.(1)	9,000	179,955
Tokyu REIT, Inc(1)	25	181,424

		2,664,986

Mexico - 0.9%

Urbi, Desarrollos Urbanos, SA de CV†	96,627	270,822

Singapore - 3.0%

Ascendas India Trust(1)	179,000	90,076
Ascendas Real Estate Investment Trust(1)	163,000	262,420
CapitaLand, Ltd.(1)	37,000	113,212
CapitaMall Trust(1)	135,000	260,468
Suntec Real Estate Investment(1)	155,000	159,189

		885,365

Sweden - 2.2%

Castellum AB(1)	37,424	383,463
Hufvudstaden AB(1)	31,578	266,322

		649,785

United Kingdom - 5.3%

British Land Co. PLC(1)	31,087	433,953
Dawnay Day Sirius, Ltd(1)	114,307	95,292
Derwent London PLC(1)	14,960	297,527
Great Portland Estates PLC(1)	43,315	288,829
Land Securities Group PLC(1)	6,893	170,363
Liberty International PLC(1)	4,119	73,947
Unite Group PLC(1)	41,084	171,848

		1,531,759

United States - 50.5%

Alexandria Real Estate Equities, Inc.	4,200	452,382
AMB Property Corp.	5,700	258,723
Boston Properties, Inc.	7,600	778,772
BRE Properties, Inc.	9,400	453,362
Camden Property Trust	9,500	463,695
DCT Industrial Trust, Inc.	24,300	181,278
Developers Diversified Realty Corp.	6,700	224,517
Digital Realty Trust, Inc.	8,600	394,482
Douglas Emmett, Inc.	4,300	101,781
Equity Residential	21,400	903,080
Essex Property Trust, Inc.	4,800	563,280
Federal Realty Investment Trust	8,900	675,332
General Growth Properties, Inc.	19,700	510,821
HCP, Inc.	4,000	144,880
Health Care REIT, Inc.	12,000	622,440
Host Hotels & Resorts, Inc.	43,200	617,760
Kimco Realty Corp.	16,900	627,666
Liberty Property Trust	7,000	264,320
Mid-America Apartment Communities, Inc.	4,400	220,704
Nationwide Health Properties, Inc.	10,700	368,294

ProLogis	14,500	624,370
Public Storage	7,800	688,896
Rayonier, Inc.	5,600	251,944
Senior Housing Properties Trust	17,300	375,064
Simon Property Group, Inc.	13,700	1,299,856
SL Green Realty Corp.	10,100	868,600
The Macerich Co.	4,300	266,299
Ventas, Inc.	14,600	663,132
Vornado Realty Trust	5,200	517,192
Washington Real Estate Investment Trust	9,600	339,360

		14,722,282

Total Common Stock
(cost $30,145,596)		27,733,189

PREFERRED STOCK - 1.9%
United States - 1.9%

Ashford Hospitality Trust, Inc. 8.45%	1,300	21,281
BioMed Realty Trust, Inc. 7.38%	2,100	40,404
BRE Properties, Inc. 6.75%	700	13,972
Corporate Office Properties Trust 8.00%	600	13,572
Developers Diversified Realty Corp. 7.38%	200	3,912
Duke Realty Corp. 6.50%	1,100	19,635
Duke Realty Corp. 6.63%	1,400	25,550
Duke Realty Corp. 7.25%	2,600	52,754
Equity Residential 6.48%	500	10,450
First Industrial Realty Trust, Inc. 7.25%	1,400	26,432
Gramercy Capital Corp. 8.13%	1,573	18,562
Hersha Hospitality Trust 8.00%	400	7,504
HRPT Properties Trust 6.50%	700	11,879
Kimco Realty Corp. 7.75%	1,600	38,080
LaSalle Hotel Properties 7.25%	1,000	18,000
LaSalle Hotel Properties 7.50%	1,800	33,300
LaSalle Hotel Properties 8.00%	1,100	22,308
Lexington Realty Trust 7.55%	1,200	19,944
PS Business Parks, Inc. 6.70%	1,200	22,212
Public Storage 6.63%	2,300	47,771
Public Storage 6.75%	1,500	31,860
Realty Income Corp. 6.75%	1,300	27,443
Strategic Hotels & Resorts, Inc. 8.25%	1,000	16,000
Sunstone Hotel Investors, Inc. 8.00%	600	10,434
Vornado Realty Trust 7.00%	300	6,663

Total Preferred Stock
(cost $636,578)		559,922

ASSET BACKED SECURITIES - 0.1%
United States - 0.1%

JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDPS, Class AJ 5.30% due 12/15/44(2)(3) (cost $22,984)	$25,000	20,914

CORPORATE BONDS & NOTES - 0.2%
United States - 0.2%

Nationwide Health Properties, Inc. 6.25% due 02/01/13 (cost $49,076)	50,000	49,685

Total Long-Term Investment Securities
(cost $30,854,234)		28,363,710

SHORT-TERM INVESTMENT SECURITIES - 2.8%
Time Deposits - 2.8%

Euro Time Deposit with State Street Bank & Trust Co. 0.50% due 09/02/08 (cost $822,000)	822,000	822,000

TOTAL INVESTMENTS -
(cost $31,676,234) (4)	100.0%	29,185,710
Liabilities in excess of other assets	0.0	(5,479)

NET ASSETS -	100.0%	$29,180,231

†	Non-income producing security
(1)	Security was valued using fair value procedures at August 31, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	Variable Rate Security - the rate reflected is as of August 31, 2008, maturity date reflects the stated maturity date.
(3)	Commercial Mortgaged Backed Security
(4)	See Note 4 for cost of investments on a tax basis.

Industry Allocation*
Real Estate Investment Trusts	63.4%
Real Estate Operations & Development	18.7
Real Estate Management/Services	11.0
Time Deposits	2.8
Property Trust	1.6
Paper & Related Products	0.9
Building-Residential/Commercial	0.6
Diversified Operations	0.6
Building & Construction-Misc.	0.3
Diversified Financial Services	0.1

100.0%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

AIG RETIREMENT COMPANY I GLOBAL SOCIAL AWARENESS FUND

PORTFOLIO OF INVESTMENTS - August 31, 2008

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 96.9%
Australia - 2.9%

AGL Energy, Ltd.(1)	9,679	$126,831
Alumina, Ltd.	49,108	156,025
Amcor, Ltd.(1)	37,532	175,812
AMP, Ltd.(1)	38,895	230,326
Australia and New Zealand Banking Group, Ltd.(1)	62,165	875,654
BHP Billiton, Ltd.(1)	85,157	3,001,133
BlueScope Steel, Ltd.(1)	33,613	264,574
Brambles, Ltd.(1)	36,753	241,091
Commonwealth Bank of Australia(1)	42,539	1,531,615
Computershare, Ltd.(1)	7,011	54,083
CSL, Ltd.(1)	14,426	503,751
CSR, Ltd.(1)	20,776	47,032
Fairfax Media, Ltd.(1)	24,141	58,073
Fortescue Metals Group, Ltd.†(1)	27,256	176,771
Goodman Group(1)	17,411	46,867
Goodman Fielder, Ltd.(1)	12,316	15,501
GPT Group(1)	36,090	53,250
Incitec Pivot, Ltd.(1)	1,342	181,893
Insurance Australia Group, Ltd.(1)	9,706	32,954
Leighton Holdings, Ltd.(1)	3,312	130,754
Macquarie Airports Management, Ltd.(1)	630	1,712
Macquarie Group, Ltd.(1)	5,363	199,549
Macquarie Infrastructure Group(1)	191,222	355,819
National Australia Bank, Ltd.(1)	46,707	968,887
Newcrest Mining, Ltd.(1)	11,232	265,612
Orica, Ltd.(1)	5,533	117,484
Origin Energy, Ltd.(1)	28,360	392,687
Qantas Airways, Ltd.(1)	35,328	101,080
QBE Insurance Group, Ltd.(1)	26,440	541,859
Santos, Ltd.(1)	16,695	287,465
Sims Group, Ltd.(1)	4,655	136,538
Stockland(1)	39,400	175,994
Suncorp-Metway, Ltd.(1)	16,886	163,646
Transurban Group(1)	30,092	139,138
Westfield Group(1)	54,087	794,642
Westpac Banking Corp.(1)	62,999	1,258,110
Woodside Petroleum, Ltd.(1)	16,078	863,340
WorleyParsons, Ltd.(1)	5,543	174,731

		14,842,283

Austria - 0.8%

Andritz AG(1)	15,677	969,701
Oesterreichische Elektrizitaetswirtschafts AG(1)	15,140	1,144,453
OMV AG(1)	20,705	1,325,923
Raiffeisen International Bank Holding AG(1)	6,195	682,012
Voestalpine AG(1)	2,683	145,405

		4,267,494

Belgium - 0.8%

Belgacom SA(1)	33,753	1,343,819
Colruyt SA(1)	1,404	383,364
Dexia SA(1)	39,331	559,546
Fortis(1)	40,145	558,659
KBC Ancora(1)	5,675	412,548
Solvay SA(1)	4,026	492,906
Umicore(1)	2,313	101,396

		3,852,238

Bermuda - 1.2%

Accenture Ltd., Class A	26,000	1,075,360
Brookfield Infrastructure Partners LP	283	5,094
Cheung Kong Infrastructure Holdings, Ltd.(1)	155,000	671,195
Cooper Industries, Ltd., Class A#	26,816	1,277,514
Covidien, Ltd.	21,855	1,181,700
Esprit Holdings, Ltd.(1)	19,000	157,162
Kerry Properties, Ltd.(1)	13,500	64,439
Li & Fung, Ltd.(1)	98,000	299,878
Noble Group, Ltd.(1)	526,200	712,466
NWS Holdings, Ltd.(1)	12,000	26,542
Orient Overseas International, Ltd.(1)	3,500	11,985
Tyco Electronics, Ltd.	20,496	674,523

		6,157,858

Canada - 4.4%

Agnico-Eagle Mines, Ltd.	2,880	165,319
Agrium, Inc.	3,000	253,748
Alimentation Couche Tard, Inc.	4,600	56,319
Bank of Montreal	9,010	394,835
Bank of Nova Scotia	23,500	1,085,586
Barrick Gold Corp.	22,600	786,466
Brookfield Asset Management, Inc.	9,190	285,186
Canadian Imperial Bank of Commerce	7,400	447,220
Canadian Natural Resources, Ltd.	14,100	1,203,639
Canadian Oil Sands Trust	7,800	378,026
Canadian Pacific Railway, Ltd.	3,480	212,313
Canadian Tire Corp., Ltd., Class A	500	25,414
Enbridge, Inc.	14,500	608,104
Enerplus Resources Fund	1,000	43,360
Ensign Energy Services, Inc.	870	19,591
Fairfax Financial Holdings, Ltd.	100	21,944
Finning International, Inc.	33,500	762,253
First Quantum Minerals, Ltd.	1,670	88,690
Fortis, Inc.	2,900	71,230
George Weston Ltd.	2,140	94,988
Gildan Activewear, Inc.†	600	14,082
Goldcorp, Inc.	16,800	571,498
Harvest Energy Trust (Toronto shares)	270	5,531
Husky Energy, Inc.	6,180	281,994
Imperial Oil, Ltd.	8,180	420,710
Inmet Mining Corp.	500	30,114
Kinross Gold Corp.	13,200	217,555
Loblaw Cos., Ltd.	3,390	96,707
Magna International, Inc.	960	55,134
Manulife Financial Corp.	40,700	1,460,800
METRO, Inc. Class A	2,300	63,901
Nexen, Inc.	12,300	385,519
Nortel Networks Corp.†	8,650	52,301
OPTI Canada, Inc.†	530	9,609
Pan American Silver Corp.†	1,210	32,478
Penn West Energy Trust	8,300	243,653
Petro-Canada	13,100	579,248
Potash Corp. of Saskatchewan	8,490	1,477,314
Power Corp. of Canada	4,400	130,243
Research In Motion, Ltd.†	10,700	1,303,691
Rogers Communications, Inc.	10,460	379,074

Royal Bank of Canada	33,700	1,547,255
Saputo, Inc.	1,150	29,849
Shaw Communications, Inc., Class B	9,400	202,731
Sherritt International Corp.	8,520	76,630
Shoppers Drug Mart Corp.	16,600	866,114
Sino-Forest Corp.†	2,600	48,973
Sun Life Financial, Inc.	12,620	486,710
Suncor Energy, Inc.	28,000	1,603,315
Talisman Energy, Inc.	27,700	489,668
Teck Cominco, Ltd.	13,100	547,293
TELUS Corp. (non-voting shares)	3,840	151,857
TELUS Corp.	2,200	88,369
Thomson Corp.	3,700	124,576
Toronto-Dominion Bank	13,770	805,736
TransAlta Corp.	3,410	119,308
Trican Well Service, Ltd.	1,230	24,836
Uranium One, Inc.†	7,100	30,425
Yamana Gold, Inc.	13,700	148,767

		22,207,799

Cayman Islands - 0.4%

Kingboard Chemical Holdings, Ltd.(1)	3,000	13,597
Lee & Man Paper Manufactoring, Ltd.(1)	3,800	3,793
Transocean, Inc.†	14,330	1,822,776

		1,840,166

Denmark - 0.5%

Danisco A/S(1)	11,450	765,290
Novo-Nordisk A/S(1)	12,675	704,673
Vestas Wind Systems A/S(1)†	8,300	1,126,966

		2,596,929

Finland - 0.3%

Neste Oil Oyj(1)	38,253	912,241
Outokumpu Oyj(1)	12,091	290,046
Pohjola Bank PLC, Class A(1)	8,878	143,716
Rautaruukki Oyj(1)	13,333	453,340

		1,799,343

France - 3.2%

AXA SA(1)	41,733	1,339,194
BNP Paribas SA(1)	29,581	2,669,562
Cie Generale de Geophysique-Veritas(1)†	18,985	780,460
CNP Assurances(1)	908	109,241
Credit Agricole SA(1)	5,847	124,630
Eiffage SA(1)	1,281	85,131
Essilor International SA(1)	13,680	727,625
France Telecom SA(1)	90,425	2,669,343
Groupe Danone(1)	8,474	589,787
Hermes International(1)	2,616	372,177
Lafarge SA(1)	10,472	1,262,449
Legrand SA(1)	32,846	840,277
Natixis(1)	78,899	667,306
Peugeot SA(1)	7,625	362,031
Publicis Groupe(1)	12,414	415,959
Sanofi-Aventis(1)	2,602	184,726
Societe Generale(1)	2,397	232,594
Technip SA(1)	2,377	195,193
Vallourec SA(1)	657	183,209
Vivendi(1)	58,300	2,254,718

		16,065,612

Germany - 4.2%

Allianz SE(1)	14,628	2,443,234
BASF AG(1)	47,080	2,714,005
Beiersdorf AG(1)	2,797	162,435
Bilfinger Berger AG(1)	5,523	388,959
Celesio AG(1)	8,580	328,702
Commerzbank AG(1)	39,353	1,158,677
Deutsche Bank AG(1)	7,644	653,551
Deutsche Boerse AG(1)	2,507	237,841
Deutsche Postbank AG(1)	2,838	185,471
Deutsche Telekom AG(1)	152,834	2,534,362
Fresenius SE(1)	6,164	517,504
GEA Group AG(1)	8,132	256,288
HeidelbergCement AG(1)	4,098	462,207
Henkel AG & Co. KGaA(1)	36,108	1,262,668
Hochtief AG(1)	1,566	132,277
K+S AG(1)	1,684	204,037
Linde AG(1)	9,885	1,245,394
Merck KGaA(1)	4,077	467,481
Muenchener Rueckversicherungs-Gesellschaft AG(1)	13,045	2,031,448
Puma AG Rudolf Dassler Sport(1)	3,383	1,066,497
Salzgitter AG(1)	1,149	176,975
SAP AG(1)	41,736	2,337,457
Wacker Chemie AG(1)	2,774	510,717

		21,478,187

Greece - 0.5%

Alpha Bank A.E.(1)	25,749	653,604
Coca-Cola Hellenic Bottling Co. SA(1)	33,576	827,651
Hellenic Petroleum SA(1)	93,559	1,166,696
Public Power Corp. SA(1)	3,708	93,309

		2,741,260

Hong Kong - 0.8%

BOC Hong Kong Holdings, Ltd.(1)	116,000	258,594
Hang Lung Properties, Ltd.(1)	56,000	177,464
Hang Seng Bank, Ltd.(1)	16,000	316,295
Henderson Land Development Co., Ltd.(1)	34,000	205,514
Hong Kong & China Gas Co., Ltd.(1)	50,000	112,427
Hong Kong Exchanges & Clearing, Ltd.(1)	26,500	343,122
HongKong Electric Holdings, Ltd.(1)	158,500	1,005,312
MTR Corp., Ltd.(1)	35,500	114,532
New World Development Co., Ltd.(1)	64,000	97,297
Sino Land Co., Ltd.(1)	42,000	73,670
Sun Hung Kai Properties, Ltd.(1)	66,000	902,934
Swire Pacific, Ltd., Class A(1)	15,000	149,697
Wharf Holdings, Ltd.(1)	20,000	72,480

		3,829,338

Ireland - 0.1%

Allied Irish Banks PLC(1)	5,784	73,883

Anglo Irish Bank Corp. PLC(1)	13,421	115,870
Bank of Ireland(1)	28,373	229,574
Kerry Group PLC(1)	9,501	257,982

		677,309

Italy - 2.7%

A2A SpA(1)	441,667	1,380,270
Assicurazione Generali SpA(1)	36,772	1,225,489
Banca Intesa SpA(1)	306,333	1,482,135
Banco Popolare Societa Cooperativa(1)	11,295	215,458
ENI SpA(1)	103,817	3,380,324
Intesa Sanpaolo SpA(1)	435,243	2,338,882
Pirelli & C. SpA(1)	599,989	405,667
Saipem SpA(1)	8,258	327,758
Telecom Italia SpA (Chi-X)(1)	965,325	1,563,696
Telecom Italia SpA (Milan)(1)	371,162	473,012
Terna Rete Elettrica Nazionale SpA(1)	145,458	585,205
Unione di Banche Italiane ScpA(1)	5,577	125,125

		13,503,021

Japan - 9.6%

ACOM Co., Ltd.(1)	290	8,035
Advantest Corp.(1)	4,000	83,689
Aeon Co., Ltd.(1)	46,600	534,551
Aeon Mall Co., Ltd.(1)	1,000	28,784
AIFUL Corp.(1)	350	2,809
Aisin Seiki Co., Ltd.(1)	7,300	191,210
Ajinomoto Co., Inc.(1)	31,000	281,838
Alfresa Holdings Corp.(1)	100	6,513
Amada Co., Ltd.(1)	18,000	108,768
Asahi Glass Co., Ltd.(1)	53,000	564,380
Asics Corp.(1)	5,000	44,193
Astellas Pharma, Inc.(1)	14,000	630,534
Benesse Corp.(1)	900	39,447
Canon Marketing Japan, Inc.(1)	5,600	91,951
Canon, Inc.(1)	35,300	1,579,542
Casio Computer Co., Ltd.(1)	2,300	25,682
Central Japan Railway Co.(1)	57	594,215
Chugai Pharmaceutical Co., Ltd.(1)	1,900	31,367
Chuo Mitsui Trust Holdings, Inc.(1)	17,000	93,147
Citizen Watch Co., Ltd.(1)	600	4,136
Coca-Cola West Japan Co., Ltd.(1)	18,000	418,277
Cosmo Oil Co., Ltd.(1)	9,000	26,459
Credit Saison Co., Ltd.(1)	1,800	36,587
Dai Nippon Printing Co., Ltd.(1)	26,000	367,150
Daido Steel Co., Ltd.(1)	16,000	88,815
Daihatsu Motor Co., Ltd.(1)	66,000	814,451
Daiichi Sankyo Co., Ltd.(1)	19,000	573,970
Daito Trust Construction Co., Ltd.(1)	1,200	49,562
Daiwa House Industry Co., Ltd.(1)	15,000	147,301
Daiwa Securities Group, Inc.(1)	46,000	353,760
Denso Corp.(1)	25,700	664,413
Dentsu, Inc.(1)	73	146,859
Dowa Mining Co., Ltd.(1)	20,000	111,553
East Japan Railway Co.(1)	120	954,739
Eisai Co., Ltd.(1)	6,800	270,605
Elpida Memory, Inc.(1)†	2,300	49,598
Fast Retailing Co., Ltd.(1)	1,600	161,180
Fuji Electric Holdings Co., Ltd.(1)	22,000	52,083
Fuji Television Network, Inc.(1)	47	67,468
Fujitsu, Ltd.(1)	57,000	393,591
Fukuoka Financial Group, Inc.(1)	4,000	13,997
Furukawa Electric Co., Ltd.(1)	32,000	165,787
Hankyu Hanshin Holdings, Inc.(1)	86,000	379,265
Haseko Corp.(1)	19,500	19,758
Hino Motors, Ltd.(1)	13,000	63,300
Hirose Electric Co., Ltd.(1)	800	77,826
Hitachi Chemical Co., Ltd.(1)	2,300	41,749
Hitachi Construction Machinery Co., Ltd.(1)	7,900	184,726
Hitachi High-Technologies Corp.(1)	9,300	172,060
Hitachi Metals, Ltd.(1)	15,000	224,080
Hokuhoku Financial Group, Inc.(1)	13,000	31,042
Hoya Corp.(1)	14,400	292,587
Ibiden Co., Ltd.(1)	3,800	112,186
Idemitsu Kosan Co., Ltd.(1)	700	62,062
Isetan Mitsukoshi Holdings, Ltd.(1)†	12,920	143,714
Isuzu Motors, Ltd.(1)	165,000	620,013
Ito En, Ltd.(1)	12,600	192,737
J Front Retailing Co., Ltd.(1)	17,000	91,803
Japan Airlines Corp.(1)†	25,000	53,075
Japan Petroleum Exploration Co.(1)	800	53,003
Japan Real Estate Investment Corp.(1)	7	65,235
JGC Corp.(1)	8,000	153,263
JSR Corp.(1)	4,000	68,409
JTEKT Corp.(1)	11,500	146,152
Jupiter Telecommunications Co.(1)	164	125,225
Kao Corp.(1)	30,000	849,011
Kawasaki Kisen Kaisha, Ltd.(1)	19,000	135,455
KDDI Corp.(1)	89	517,958
Keyence Corp.(1)	1,400	284,995
Kikkoman Corp.(1)	3,000	37,261
Kintetsu Corp.(1)	13,000	40,350
Konica Minolta Holdings, Inc.(1)	14,500	199,417
Kubota Corp.(1)	50,000	348,498
Kuraray Co., Ltd.(1)	9,000	93,895
Kurita Water Industries, Ltd.(1)	4,800	155,975
Kyocera Corp.(1)	5,700	477,182
Kyowa Hakko Kogyo Co., Ltd.(1)	1,000	10,892
Leopalace21 Corp.(1)	1,200	12,105
Makita Corp.(1)	5,200	134,265
Marui Co., Ltd.(1)	4,300	31,352
Matsushita Electric Industrial Co., Ltd.(1)	68,000	1,398,612
Matsushita Electric Works, Ltd.(1)	29,000	269,201
Mazda Motor Corp.(1)	142,000	757,917
Millea Holdings, Inc.(1)	21,300	723,464
Mitsubishi Chemical Holdings Corp.(1)	47,000	264,493
Mitsubishi Estate Co., Ltd.(1)	36,000	798,168
Mitsubishi Gas Chemical Co., Inc.(1)	10,000	56,641
Mitsubishi Motors Corp.(1)†	412,000	612,765
Mitsubishi Rayon Co., Ltd.(1)	10,000	27,026
Mitsui Chemicals, Inc.(1)	20,000	98,469
Mitsui Fudosan Co., Ltd.(1)	30,000	628,704
Mitsui Mining & Smelting Co., Ltd.(1)	33,000	88,003
Mitsui O.S.K. Lines, Ltd.(1)	37,000	440,250

Mitsui Sumitomo Insurance Group Holdings, Inc.(1)	10,300	338,378
Mitsumi Electric Co., Ltd.(1)	1,900	50,963
Mizuho Financial Group, Inc.(1)	230	969,374
Mizuho Trust & Banking Co., Ltd.(1)	38,000	54,863
Murata Manufacturing Co., Ltd.(1)	7,400	324,805
NEC Electronics Corp.(1)†	300	7,636
NGK Insulators, Ltd.(1)	13,000	156,153
NGK Spark Plug Co., Ltd.(1)	1,000	11,021
Nidec Corp.(1)	3,600	242,592
Nintendo Co., Ltd.(1)	3,000	1,417,932
Nippon Building Fund, Inc.(1)	10	108,327
Nippon Electric Glass Co., Ltd.(1)	10,000	133,258
Nippon Express Co., Ltd.(1)	20,000	93,243
Nippon Mining Holdings, Inc.(1)	27,000	150,542
Nippon Sheet Glass Co., Ltd.(1)	23,000	117,674
Nippon Telegraph and Telephone Corp.(1)	308	1,512,143
Nippon Yusen Kabushiki Kaisha(1)	39,000	312,245
Nipponkoa Insurance Co., Ltd.(1)	6,000	39,717
Nisshin Steel Co., Ltd.(1)	51,000	136,124
Nisshinbo Industries, Inc.(1)	1,000	10,989
Nissin Food Products Co., Ltd.(1)	2,400	79,257
Nitori Co., Ltd.(1)	150	8,350
Nitto Denko Corp.(1)	4,700	141,322
NOK Corp.(1)	1,400	20,116
Nomura Holdings, Inc.(1)	64,600	860,002
Nomura Research Institute, Ltd.(1)	3,500	79,858
NSK, Ltd.(1)	22,000	156,887
NTN Corp.(1)	12,000	66,625
NTT Data Corp.(1)	51	209,508
NTT DoCoMo, Inc.(1)	565	889,916
NTT Urban Development Corp.(1)	18	24,087
Obayashi Corp.(1)	9,000	41,594
OKUMA Corp.(1)	8,000	57,894
Olympus Corp.(1)	8,000	259,084
Omron Corp.(1)	7,300	128,180
ORACLE Corp.(1)	1,000	43,615
Oriental Land Co., Ltd.(1)	2,500	164,139
ORIX Corp.(1)	2,710	333,218
Osaka Gas Co., Ltd.(1)	70,000	254,306
Osaka Titanium Technologies Co.(1)	1,000	38,507
Pioneer Corp.(1)	1,600	12,195
Promise Co., Ltd.(1)	450	10,035
Rakuten, Inc.(1)	185	102,983
Resona Holdings, Inc.(1)	154	179,921
Rohm Co., Ltd.(1)	3,500	200,639
Sanyo Electric Co., Ltd.(1)†	44,000	87,489
SBI Holdings, Inc.(1)	261	46,856
Secom Co., Ltd.(1)	7,700	356,646
Seiko Epson Corp.(1)	2,500	71,999
Sekisui Chemical Co., Ltd.(1)	10,000	62,066
Sekisui House, Ltd.(1)	18,000	171,106
Sharp Corp.(1)	34,000	432,539
Shimizu Corp.(1)	20,000	84,549
Shin-Etsu Chemical Co., Ltd.(1)	14,700	820,025
Shinko Electric Industries Co., Ltd.(1)	900	12,538
Shinko Securities Co., Ltd.(1)	1,000	2,917
Shinsei Bank, Ltd.(1)	12,000	40,815
Shionogi & Co., Ltd.(1)	4,000	90,325
Shiseido Co., Ltd.(1)	14,000	327,861
Showa Denko K.K.(1)	18,000	47,854
Showa Shell Sekiyu K.K.(1)	6,200	70,335
SMC Corp.(1)	3,800	387,927
Softbank Corp.(1)	18,000	298,276
Sompo Japan Insurance, Inc.(1)	21,000	188,355
Sony Financial Holdings, Inc.(1)	14	52,003
Stanley Electric Co., Ltd.(1)	2,100	42,270
Sumco Corp.(1)	5,300	105,724
Sumitomo Chemical Co., Ltd.(1)	51,000	311,606
Sumitomo Electric Industries, Ltd.(1)	52,700	603,815
Sumitomo Metal Industries, Ltd.(1)	155,000	686,789
Sumitomo Mitsui Financial Group, Inc.(1)	181	1,101,253
Sumitomo Realty & Development Co., Ltd.(1)	12,000	239,940
Sumitomo Rubber Industries, Inc.(1)	300	2,382
T&D Holdings, Inc.(1)	5,550	289,581
Taiheiyo Cement Corp.(1)	44,000	72,309
Takashimaya Co., Ltd.(1)	10,000	85,210
Takeda Pharmaceutical Co., Ltd.(1)	25,900	1,350,573
Takefuji Corp.(1)	1,300	17,142
TDK Corp.(1)	3,800	219,748
Teijin, Ltd.(1)	20,000	64,257
Terumo Corp.(1)	4,700	263,031
The Bank of Yokohama, Ltd.(1)	23,000	122,952
The Chiba Bank, Ltd.(1)	12,000	65,641
The Shizuoka Bank, Ltd.(1)	4,000	40,032
The Sumitomo Trust & Banking Co., Ltd.(1)	36,000	215,738
THK Co., Ltd.(1)	4,400	71,956
Toho Co., Ltd.(1)	3,800	80,330
Toho Titanium Co., Ltd.(1)	700	10,399
Tokuyama Corp.(1)	4,000	27,140
Tokyo Broadcasting System, Inc.(1)	3,300	54,049
Tokyo Electron, Ltd.(1)	5,300	300,844
Tokyo Gas Co., Ltd.(1)	95,000	396,310
Tokyo Steel Manufacturing Co., Ltd.(1)	5,500	57,692
Tokyo Tatemono Co., Ltd.(1)	5,000	24,099
Tokyu Corp.(1)	34,000	173,755
Tokyu Land Corp.(1)	9,000	38,143
TonenGeneral Sekiyu K.K.(1)	7,000	56,370
Toppan Printing Co., Ltd.(1)	20,000	180,300
Toray Industries, Inc.(1)	39,000	171,087
Tosoh Corp.(1)	7,000	25,382
Toto, Ltd.(1)	7,000	51,654
Toyo Seikan Kaisha, Ltd.(1)	3,900	70,832
Toyoda Gosei Co., Ltd.(1)	1,600	35,483
Toyota Boshoku Corp(1)	2,600	41,941
Toyota Industries Corp.(1)	9,800	281,877
Trend Micro, Inc.(1)	2,500	84,961
Ube Industreis, Ltd.(1)	20,000	71,291
Uni-Charm Corp.(1)	1,200	89,374
UNY Co., Ltd.(1)	10,000	109,737
Ushio, Inc.(1)	2,000	30,264
USS Co., Ltd.(1)	7,100	488,703
West Japan Railway Co.(1)	61	295,721

Yahoo! Japan Corp.(1)	527	202,438
Yakult Honsha Co., Ltd.(1)	3,100	88,412
Yamada Denki Co., Ltd.(1)	2,750	198,335
Yamaha Motor Co., Ltd.(1)	59,300	911,895
Yamato Kogyo Co., Ltd.(1)	2,600	94,175
Yamato Transport Co., Ltd.(1)	12,000	141,156
Yaskawa Electric Corp.(1)	7,000	48,610

		48,845,996

Luxembourg - 0.1%

SES(1)	17,076	412,091

Netherlands - 1.6%

Aegon NV(1)	136,805	1,615,364
ASML Holding NV(1)	47,270	1,114,406
ING Groep NV(1)	43,944	1,376,474
Koninklijke Ahold NV(1)	148,180	1,848,700
Reed Elsevier NV(1)	35,130	587,602
TomTom NV(1)†	3,562	88,062
Unilever NV(1)	56,649	1,564,797

		8,195,405

Netherlands Antilles - 1.1%

Schlumberger, Ltd.	57,647	5,431,500

New Zealand - 0.1%

Contact Energy, Ltd.(1)	53,001	309,409

Norway - 0.7%

Aker Solutions ASA(1)	8,100	185,533
Norsk Hydro ASA(1)	52,000	553,762
Petroleum Geo-Services ASA†(1)†	4,400	94,543
Renewable Energy Corp. AS(1)†	5,700	175,725
StatoilHydro ASA(1)	82,700	2,541,621

		3,551,184

Portugal - 0.1%

Portugal Telecom SGPS SA(1)	11,761	122,753
Sonae SGPS SA(1)	140,754	142,879

		265,632

Singapore - 0.4%

CapitaLand, Ltd.(1)	38,000	116,272
City Developments, Ltd.(1)	9,000	65,444
DBS Group Holdings, Ltd.(1)	38,000	480,960
Jardine Cycle & Carriage, Ltd.(1)	3,000	37,555
Neptune Orient Lines, Ltd.(1)	17,000	26,848
Olam International, Ltd.(1)	40,000	58,997
Oversea-Chinese Banking Corp.(1)	46,000	261,198
Singapore Airlines, Ltd.(1)	34,000	363,046
Singapore Exchange, Ltd.(1)	7,000	31,036
United Overseas Bank, Ltd.(1)	34,000	453,582

		1,894,938

Spain - 1.6%

Acerinox SA(1)	26,479	500,458
Banco Bilbao Vizcaya Argentaria SA(1)	19,621	331,432
Banco Santander SA(1)	126,928	2,159,002
Cintra Concesiones de Infraestructuras de Transporte SA(1)	20,608	238,703
Criteria Caixacorp SA(1)	174,459	885,802
Enagas(1)	7,847	199,609
Gamesa Corp. Tecnologica SA(1)	22,705	1,075,600
Gas Natural SDG SA(1)	22,071	1,022,080
Grupo Ferrovial SA(1)	1,697	84,748
Industria de Diseno Textil SA(1)	3,447	160,526
Red Electrica de Espana(1)	21,286	1,256,607

		7,914,567

Sweden - 1.2%

Alfa Laval AB(1)	66,300	906,341
Assa Abloy AB, Class B(1)	32,200	460,105
Atlas Copco AB, Class A(1)	101,800	1,423,186
Boliden AB(1)	28,400	178,390
Husqvarna AB, Class B(1)	37,500	302,644
Sandvik AB(1)	10,200	126,799
Skandinaviska Enskilda Banken AB, Class A(1)	35,800	642,812
Skanska AB, Class B(1)	53,600	674,272
Svenska Cellulosa AB, Class B(1)	52,800	598,662
Svenska Handelsbanken AB, Class A(1)	12,300	296,625
Swedbank AB, Class A(1)	24,700	435,921

		6,045,757

Switzerland - 2.6%

ACE, Ltd.	6,284	330,601
Credit Suisse Group(1)	5,447	253,218
EFG International AG(1)	4,197	127,742
Geberit AG(1)	4,318	628,600
Kuehne & Nagel International AG(1)	3,053	241,994
Lindt + Spruengli AG(1)	153	391,803
Logitech International SA(1)†	35,105	935,603
Lonza Group AG(1)	4,645	656,677
Novartis AG(1)	76,374	4,262,328
OC Oerlikon Corp AG(1)†	351	82,077
Pargesa Holding SA(1)	4,096	423,501
Roche Holding AG(1)	16,050	2,705,582
Sonova Holding AG(1)	3,365	243,828
Swatch Group AG, Class B(1)	3,974	932,430
Syngenta AG(1)	3,149	845,276
UBS AG(1)†	18,051	391,832

		13,453,092

United Kingdom - 9.5%

Anglo American PLC(1)	52,094	2,774,633
Antofagasta PLC(1)	75,441	849,373
Associated British Foods PLC(1)	24,493	359,367
AstraZeneca PLC(1)	38,218	1,861,589
Aviva PLC(1)	155,574	1,453,492
Balfour Beatty PLC(1)	105,463	790,270
Barclays PLC(1)	371,234	2,390,869
Berkeley Group Holdings PLC(1)†	9,257	143,091
BG Group PLC(1)	146,714	3,256,612
BHP Billiton PLC(1)	102,545	3,211,154
British Airways PLC(1)	50,000	226,701
BT Group PLC(1)	124,819	391,669
Burberry Group PLC(1)	26,503	216,288
Cadbury PLC(1)	32,741	376,117
Carnival PLC(1)	3,859	131,861

Compass Group PLC(1)	135,090	899,585
Daily Mail & General Trust(1)	16,193	109,295
Eurasian Natural Resources Corp.(1)	4,948	90,428
GlaxoSmithKline PLC(1)	153,548	3,614,054
Hays PLC(1)	232,001	402,868
HBOS PLC(1)	116,834	672,872
Home Retail Group PLC(1)	24,790	114,280
HSBC Holdings PLC(1)	340,720	5,367,471
ICAP PLC(1)	35,030	303,786
International Power PLC(1)	129,027	928,929
Invensys PLC(1)†	106,865	546,323
ITV PLC(1)	229,316	186,945
Kazakhmys PLC(1)	20,934	491,167
Kingfisher PLC(1)	83,606	201,881
Legal & General Group PLC(1)	402,992	735,566
Man Group PLC, Class B(1)	143,349	1,481,928
Mondi PLC(1)	56,364	334,541
Old Mutual PLC(1)	215,576	382,043
Pearson PLC(1)	30,461	376,051
Prudential PLC(1)	26,886	268,693
Reckitt Benckiser Group PLC(1)	33,108	1,674,663
Reed Elsevier PLC(1)	64,134	732,337
Rentokil Initial PLC(1)	123,421	163,333
Royal Bank of Scotland Group PLC(1)	39,212	167,923
Severn Trent PLC(1)	3,739	92,738
Stagecoach Group PLC(1)	130,402	757,739
The Capita Group PLC(1)	25,108	323,578
Thomson Reuters PLC(1)	49,470	1,382,030
Tullow Oil PLC(1)	36,160	543,018
Unilever PLC(1)	49,915	1,341,419
United Utilities Group PLC(1)	76,884	1,000,766
Vodafone Group PLC(1)	1,687,524	4,322,418

		48,443,754

United States - 45.5%

Adobe Systems, Inc.†	4,988	213,636
Aetna, Inc.	14,609	630,232
AFLAC, Inc.	19,920	1,129,464
Agilent Technologies, Inc.†	7,298	253,678
Air Products & Chemicals, Inc.	33,311	3,059,615
Allegheny Energy, Inc.	13,102	593,914
Allegheny Technologies, Inc.#	4,870	238,630
Allergan, Inc.	20,861	1,165,504
Amazon.com, Inc.†	3,890	314,351
American Express Co.	55,661	2,208,629
American Tower Corp., Class A†	8,968	370,647
Amgen, Inc.†	42,686	2,682,815
Analog Devices, Inc.	18,197	508,788
Annaly Capital Management, Inc.	45,733	684,166
Apache Corp.	27,231	3,114,682
Apple, Inc.†	22,944	3,889,696
Applied Materials, Inc.	90,614	1,623,803
Archer-Daniels-Midland Co.	20,920	532,623
Automatic Data Processing, Inc.	38,057	1,688,970
Bank of America Corp.	173,277	5,395,846
BB&T Corp.#	8,992	269,760
Best Buy Co., Inc.#	6,772	303,182
Boston Scientific Corp.†	29,760	373,786
Bristol-Myers Squibb Co.	175,694	3,749,310
Broadcom Corp., Class A†	8,761	210,790
C.H. Robinson Worldwide, Inc.#	4,227	220,269
Calpine Corp.†	7,477	134,586
Capital One Financial Corp.#	13,183	581,898
Cardinal Health, Inc.	12,766	701,875
Caterpillar, Inc.#	51,333	3,630,783
Celgene Corp.†	4,438	307,553
Chesapeake Energy Corp.	24,980	1,209,032
Chubb Corp.	16,925	812,569
Cisco Systems, Inc.†	235,919	5,673,852
Citigroup, Inc.	211,758	4,021,284
CME Group, Inc.	778	260,926
Colgate-Palmolive Co.	48,233	3,667,155
Costco Wholesale Corp.	22,560	1,512,874
CSX Corp.	31,856	2,060,446
Cummins, Inc.	10,647	693,759
CVS Caremark Corp.	70,995	2,598,417
Danaher Corp.	35,330	2,881,868
Deere & Co.	27,302	1,926,702
Dell, Inc.†	83,371	1,811,652
Devon Energy Corp.	35,765	3,649,818
eBay, Inc.†	24,436	609,190
El Paso Corp.#	45,036	754,803
Eli Lilly & Co.	81,256	3,790,592
Embarq Corp.	28,263	1,332,883
EMC Corp.†	64,700	988,616
EOG Resources, Inc.	15,785	1,648,270
Express Scripts, Inc.†	4,153	304,872
Fluor Corp.	4,548	364,431
Forest Laboratories, Inc.†	25,447	908,203
Franklin Resources, Inc.	5,972	624,074
Genentech, Inc.†	16,121	1,591,949
General Mills, Inc.	20,641	1,366,021
Gilead Sciences, Inc.†	31,256	1,646,566
Google, Inc., Class A†	5,961	2,761,672
H.J. Heinz Co.	15,564	783,181
Halliburton Co.	46,094	2,025,370
Harsco Corp.	5,384	283,414
Hartford Financial Services Group, Inc.†	17,884	1,128,123
Hess Corp.	19,133	2,003,416
Hewlett-Packard Co.	116,836	5,481,945
JPMorgan Chase & Co.	141,464	5,444,949
Kellogg Co.	20,204	1,099,906
Kimberly-Clark Corp.	55,502	3,423,363
Kohl’s Corp.†	4,604	226,379
Kraft Foods, Inc., Class A	113,666	3,581,616
Lehman Brothers Holdings, Inc.#	22,567	363,103
Lowe’s Cos., Inc.	58,124	1,432,175
Marsh & McLennan Cos., Inc.	4,436	141,641
Mastercard, Inc., Class A	654	158,628
McDonald’s Corp.	70,362	4,365,962
Medco Health Solutions, Inc.†	15,741	737,466
Medtronic, Inc.	79,734	4,353,476
Merck & Co., Inc.	122,388	4,365,580
Merrill Lynch & Co., Inc.	46,842	1,327,971
MetLife, Inc.	53,803	2,916,123
Microsoft Corp.	277,462	7,571,938

Mirant Corp.#†	13,020	385,132
Murphy Oil Corp.	17,599	1,382,049
National-Oilwell Varco, Inc.†	12,126	894,050
News Corp., Class A	178,233	2,523,779
NIKE, Inc., Class B	33,991	2,060,195
NiSource, Inc.	48,067	792,144
Noble Energy, Inc.	14,704	1,054,718
Norfolk Southern Corp.	35,979	2,645,536
NRG Energy, Inc.#	8,289	311,998
Omnicom Group, Inc.	15,673	664,378
Oracle Corp.†	179,635	3,939,396
PACCAR, Inc.	31,034	1,336,324
Paychex, Inc.	12,590	429,067
Pepco Holdings, Inc.	54,023	1,369,483
Pitney Bowes, Inc.	14,547	496,780
PNC Financial Services Group, Inc.	2,511	180,666
Praxair, Inc.	32,585	2,927,436
Precision Castparts Corp.	16,671	1,721,447
ProLogis#	6,179	266,068
Prudential Financial, Inc.	14,748	1,087,075
QUALCOMM, Inc.	70,833	3,729,357
Questar Corp.	12,366	641,672
Qwest Communications International, Inc.#	108,972	411,914
R.R. Donnelley & Sons Co.	12,730	354,912
Safeway, Inc.	27,110	714,077
Schering-Plough Corp.	67,091	1,301,565
Seagate Technology(2)(3)(4)	22,401	0
Simon Property Group, Inc.#	14,294	1,356,215
Southern Copper Corp.#	52,739	1,346,427
Southwest Airlines Co.	20,002	304,630
Spectra Energy Corp.	77,202	2,042,765
Sprint Nextel Corp.	112,256	978,872
St. Jude Medical, Inc.†	7,470	342,350
Staples, Inc.	15,868	384,006
State Street Corp.	15,206	1,028,990
Stryker Corp.	17,726	1,191,010
SunTrust Banks, Inc.	6,349	265,960
Synthes, Inc.(1)	5,802	802,124
Sysco Corp.#	40,728	1,296,372
Target Corp.	41,385	2,194,233
The AES Corp.†	56,305	859,214
The Allstate Corp.	61,951	2,795,849
The Bank of New York Mellon Corp.	53,914	1,865,964
The Charles Schwab Corp.	24,080	577,679
The Coca-Cola Co.	96,102	5,004,031
The DIRECTV Group, Inc.#†	28,121	793,293
The Gap, Inc.	15,590	303,226
The Mosaic Co.	1,843	196,722
The Travelers Cos., Inc.	51,011	2,252,646
The Walt Disney Co.	131,003	4,237,947
The Western Union Co.	4,804	132,686
Time Warner Cable, Inc.#†	32,385	866,299
Time Warner, Inc.	205,503	3,364,084
TJX Cos., Inc.	11,103	402,373
UnitedHealth Group, Inc.	45,604	1,388,642
US Bancorp	92,805	2,956,767
Viacom, Inc., Class B†	28,427	838,028
Visa, Inc., Class A	2,390	181,401
Vornado Realty Trust#	4,311	428,772
Wachovia Corp.#	59,302	942,309
Walgreen Co.	53,888	1,963,140
WellPoint, Inc.†	20,987	1,107,904
Williams Cos., Inc.	63,572	1,963,739
Windstream Corp.	91,265	1,133,511
WM Wrigley Jr. Co.†	7,279	578,535
WW Grainger, Inc.	3,488	314,025
Yahoo!, Inc.†	26,805	519,481
Zimmer Holdings, Inc.†	3,049	220,717

		230,815,858

Total Common Stock (cost $537,854,809)		491,438,020

PREFERRED STOCK - 0.5%
Germany - 0.5%

Bayerische Motoren Werke AG(1)	44,731	1,532,364
Fresenius AG(1)	9,133	745,863
Henkel KGaA(1)	8,569	335,800

Total Preferred Stock (cost $2,913,048)		2,614,027

RIGHTS - 0.0%
Australia - 0.0%

Alumina, Ltd.
Expires 09/19/08	12,923	7,768
Leighton Holdings
Expires 09/11/08	236	2,262
Orica, Ltd.
Expires 08/18/08	691	179

Total Rights (cost $0)		10,209

Total Long-Term Investment Securities (cost $540,767,857)		494,062,256

SHORT-TERM INVESTMENT SECURITIES – 4.2%
Collective Investment Pool - 2.5%

Securities Lending Quality Trust(5)	12,834,937	12,834,937

Commercial Paper - 1.4%

Erste Finance LLC
2.07% due 09/02/08	$7,000,000	6,999,597

U.S. Government Treasuries - 0.3%

United States Treasury Bills
1.40% due 09/04/08@	20,000	19,998
1.47% due 09/04/08@	100,000	99,988
1.47% due 09/18/08@	1,550,000	1,546,468
1.60% due 09/04/08@	45,000	44,994
1.60% due 09/18/08@	15,000	14,965
1.62% due 09/18/08@	15,000	14,989

		1,741,402

Total Short-Term Investment Securities (cost $21,575,936)		21,575,936

REPURCHASE AGREEMENT - 0.6%

Agreement with State Street Bank & Trust Co., bearing interest at 1.58% dated 08/29/08, to be repurchased 09/02/08 in the amount of $2,699,474 and collateralized by Federal Home Loan Bank Bond, bearing interest at 3.83% due 05/14/2012 and having an approximate value of $2,780,271. (cost $2,699,000)	2,699,000	2,699,000

TOTAL INVESTMENTS (cost $565,042,793)(6)	102.2%	518,337,192
Liabilities in excess of other assets	(2.2)	(11,105,904)

NET ASSETS -	100.0%	$507,231,288

†	Non-income producing security
#	The security or a portion thereof is out on loan.
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.
(1)	Security was valued using fair value procedures at August 31, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	Fair valued security; see Note 1
(3)	Illiquid security
(4)	To the extent permitted by the Statement of Additional Information, the Global Social Awareness Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2008, the Global Social Awareness Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Seagate Technology Common Stock	11/22/2000	22,401	$0	$0	$0.00	0.00%

(5)	The security is Purchased with cash collateral received from securities loaned.
(6)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of August 31, 2008	Unrealized Appreciation (Depreciation)
34 Long	S & P 500 Index	September 2008	$10,905,472	$10,902,100	$(3,372)

See Notes to Portfolio of Investments

Industry Allocation*
Banks-Commercial	7.8%
Medical-Drugs	6.3
Oil Companies-Integrated	3.3
Insurance-Multi-line	3.3
Oil Companies-Exploration & Production	3.2
Multimedia	3.0
Finance-Investment Banker/Broker	2.8
Telephone-Integrated	2.8
Food-Misc.	2.5
Collective Investment Pool	2.5
Computers	2.5
Banks-Super Regional	2.0
Diversified Minerals	1.9
Oil-Field Services	1.6
Applications Software	1.5
Transport-Rail	1.5
Industrial Gases	1.4
Electric-Integrated	1.4
Commercial Paper	1.4
Medical-Biomedical/Gene	1.3
Beverages-Non-alcoholic	1.3
Enterprise Software/Service	1.3
Insurance-Life/Health	1.2
Networking Products	1.2
Chemicals-Diversified	1.1
Retail-Drug Store	1.1
Pipelines	1.1
Machinery-Construction & Mining	1.0
Cellular Telecom	1.0
Diversified Manufacturing Operations	1.0
Cosmetics & Toiletries	1.0
Medical Instruments	1.0
Insurance-Property/Casualty	1.0
Auto-Cars/Light Trucks	0.9
Medical Products	0.9
Retail-Restaurants	0.9
Wireless Equipment	0.8
Real Estate Investment Trusts	0.7
Retail-Discount	0.7
Consumer Products-Misc.	0.7
Web Portals/ISP	0.7
Soap & Cleaning Preparation	0.6
Athletic Footwear	0.6
Medical-HMO	0.6
Food-Retail	0.6
Semiconductor Equipment	0.6
Real Estate Operations & Development	0.6
Agricultural Chemicals	0.6
Banks-Fiduciary	0.6
Gas-Distribution	0.6
Repurchase Agreements	0.5
Commercial Services-Finance	0.5
Metal Processors & Fabrication	0.5
Steel-Producers	0.5
Oil Refining & Marketing	0.5
Cable TV	0.5
Finance-Other Services	0.5
Mining	0.5
Machinery-Farming	0.5
Finance-Credit Card	0.4
Electronic Components-Misc.	0.4
Power Converter/Supply Equipment	0.4
Office Automation & Equipment	0.4
Insurance-Reinsurance	0.4
Oil & Gas Drilling	0.4
Electric-Transmission	0.4
Metal-Copper	0.4
Building Products-Cement	0.4
U.S. Government Treasuries	0.3
Retail-Building Products	0.3
Building-Heavy Construction	0.3
Telecom Services	0.3
Building & Construction-Misc.	0.3
Electric Products-Misc.	0.3
Machinery-General Industrial	0.3
Toys	0.3
Audio/Video Products	0.3
Auto-Heavy Duty Trucks	0.3
Food-Wholesale/Distribution	0.3
Publishing-Books	0.3
Diversified Financial Services	0.3
Transport-Services	0.2
Computers-Memory Devices	0.2
Auto/Truck Parts & Equipment-Original	0.2
Water	0.2
Consulting Services	0.2
Distribution/Wholesale	0.2
Airlines	0.2
Pharmacy Services	0.2
Diversified Operations	0.2
Medical-Wholesale Drug Distribution	0.2
Building & Construction Products-Misc.	0.2
Food-Confectionery	0.2
Machine Tools & Related Products	0.2
Paper & Related Products	0.2
Retail-Jewelry	0.2
Computers-Periphery Equipment	0.2
Transport-Marine	0.2
Recreational Vehicles	0.2
Filtration/Separation Products	0.2
Printing-Commercial	0.2
Food-Catering	0.2
Oil Field Machinery & Equipment	0.2
Real Estate Management/Services	0.2
Retail-Major Department Stores	0.2
Electric-Generation	0.2
Non-Ferrous Metals	0.2
Independent Power Producers	0.2
Seismic Data Collection	0.2
Investment Companies	0.2
Wire & Cable Products	0.2
Chemicals-Specialty	0.2
Metal-Diversified	0.2
Dialysis Centers	0.2
Optical Supplies	0.1
Human Resources	0.1
E-Commerce/Services	0.1
Engines-Internal Combustion	0.1
Engineering/R&D Services	0.1
Machinery-Electrical	0.1
Building Products-Doors & Windows	0.1
Advertising Agencies	0.1
Electronic Components-Semiconductors	0.1
Retail-Misc./Diversified	0.1
Retail-Apparel/Shoe	0.1
Investment Management/Advisor Services	0.1
Electronic Measurement Instruments	0.1
Apparel Manufacturers	0.1
Advertising Services	0.1
Metal Products-Fasteners	0.1
Building-Residential/Commercial	0.1
Agricultural Operations	0.1
Semiconductor Components-Integrated Circuits	0.1
Retail-Consumer Electronics	0.1
Retail-Automobile	0.1
Photo Equipment & Supplies	0.1

Satellite Telecom	0.1
Rubber-Tires	0.1
Diversified Operations/Commercial Services	0.1
Computers-Integrated Systems	0.1
Retail-Office Supplies	0.1
Public Thoroughfares	0.1
Textile-Products	0.1
Electronic Security Devices	0.1
Finance-Leasing Companies	0.1
Steel-Specialty	0.1
E-Commerce/Products	0.1
Miscellaneous Manufacturing	0.1
Television	0.1
Transport-Truck	0.1

102.2%

*	Calculated as a percentage of net assets

AIG RETIREMENT COMPANY I GLOBAL STRATEGY FUND

PORTFOLIO OF INVESTMENTS - August 31, 2008 (Unaudited)

Security Description	Shares/ Principal Amount(5)	Market Value (Note 1)
COMMON STOCK - 57.7%
Australia - 0.2%

Alumina, Ltd.#(6)	323,481	$1,027,761

Austria - 0.6%

Telekom Austria AG(1)	120,080	2,595,590

Bermuda - 1.8%

Accenture, Ltd., Class A	84,340	3,488,303
Covidien, Ltd.	25,291	1,367,484
Invesco, Ltd.	62,094	1,591,469
Tyco Electronics, Ltd.	25,291	832,327
Tyco International, Ltd.	25,291	1,084,478

		8,364,061

Cayman Islands - 0.5%

Seagate Technology	161,636	2,409,993

Denmark - 0.5%

Vestas Wind Systems A/S†(1)	16,068	2,181,697

Finland - 1.3%

Stora Enso Oyj, Class R(1)	293,983	2,939,829
UPM-Kymmene Oyj(1)	168,687	2,886,177

		5,826,006

France - 4.0%

AXA SA#(1)	119,489	3,834,350
France Telecom SA ADR#	153,242	4,508,380
Sanofi-Aventis#(1)	47,002	3,336,851
Total SA(1)	66,840	4,805,293
Vivendi(1)	55,790	2,157,645

		18,642,519

Germany - 3.6%

Bayerische Motoren Werke AG(1)	55,255	2,264,153
Deutsche Post AG(1)	144,737	3,386,042
E.ON AG(1)	63,567	3,714,154
Infineon Technologies AG ADR†	165,670	1,409,852
SAP AG ADR#	29,010	1,626,881
Siemens AG ADR	39,400	4,286,720

		16,687,802

Hong Kong - 1.1%

Cheung Kong Holdings, Ltd.(1)	190,324	2,716,077
Swire Pacific, Ltd., Class A(1)	220,766	2,203,193

		4,919,270

Israel - 0.6%

Check Point Software Technologies, Ltd.†	121,399	2,973,061

Italy - 1.4%

ENI SpA(1)	127,040	4,136,474
Intesa Sanpaolo SpA(1)	401,765	2,158,980

		6,295,454

Japan - 2.9%

AIFUL Corp.#(1)	64,499	517,587
FUJIFILM Holdings Corp.(1)	80,707	2,219,915
Mitsubishi UFJ Financial Group, Inc.(1)	116,000	883,367
Nintendo Co., Ltd.(1)	7,124	3,367,116
Nomura Holdings, Inc.(1)	6	80
Promise Co., Ltd.#(1)	53,600	1,195,298
Sumitomo Mitsui Financial Group, Inc.#(1)	155	943,062
Takeda Pharmaceutical Co., Ltd.(1)	47,679	2,486,253
Toyota Motor Co. ADR	21,910	1,962,917

		13,575,595

Netherlands - 2.1%

ING Groep NV#(1)	119,487	3,742,736
Koninklijke Philips Electronics NV(1)	98,376	3,196,374
Reed Elsevier NV(1)	155,953	2,608,547

		9,547,657

Norway - 0.8%

Telenor ASA#(1)	241,162	3,790,088

Singapore - 1.8%

DBS Group Holdings, Ltd.(1)	219,397	2,776,876
Singapore Telecommunications, Ltd.(1)	1,667,000	4,135,061
Venture Corp., Ltd.(1)	193,962	1,363,537

		8,275,474

South Africa - 0.7%

Sasol, Ltd. ADR	63,630	3,499,014

South Korea - 1.4%

Kookmin Bank ADR	33,378	1,829,114
Samsung Electronics Co., Ltd.(1)	7,582	3,560,901
SK Telecom Co., Ltd. ADR	58,720	1,197,888

		6,587,903

Spain - 1.2%

Gamesa Corp. Tecnologica SA(1)	28,200	1,335,914
Telefonica SA ADR	56,803	4,207,398

		5,543,312

Switzerland - 1.9%

ACE, Ltd.	57,657	3,033,334
Adecco SA(1)	26,910	1,263,483
Novartis AG(1)	43,790	2,443,860
Swiss Reinsurance(1)	30,660	1,892,763

		8,633,440

Taiwan - 0.8%

Chunghwa Telecom Co., Ltd. ADR†	81,663	2,020,343
Lite-On Technology Corp.(1)	1,517,262	1,490,224

		3,510,567

United Kingdom - 11.5%

Aviva PLC(1)	220,880	2,063,632
BAE Systems PLC(1)	378,499	3,305,823
BP PLC(1)	426,865	4,104,686
British Sky Broadcasting Group PLC(1)	255,698	2,169,254
Centrica PLC(1)	272,288	1,620,633
Compass Group PLC(1)	475,400	3,165,761
G4S PLC(1)	855,503	3,633,268
GlaxoSmithKline PLC(1)	164,866	3,880,445
HSBC Holdings PLC(1)	277,053	4,360,124
Kingfisher PLC(1)	813,980	1,965,497
National Grid PLC(1)	114,673	1,490,813
Old Mutual PLC(1)	1,008,590	1,787,418
Pearson PLC(1)	206,609	2,550,653
Rolls-Royce Group PLC†(1)	268,827	1,942,289
Royal Bank of Scotland Group PLC(1)	425,977	1,824,224

Royal Dutch Shell PLC, Class B(1)		142,106	4,892,949
Unilever PLC(1)		101,385	2,724,627
Vodafone Group PLC ADR		163,547	4,178,626
Wolseley PLC(1)		144,960	1,171,364

			52,832,086

United States - 17.0%

Abbott Laboratories		59,279	3,404,393
Amgen, Inc.†		78,240	4,917,384
AON Corp.		78,710	3,737,938
Boston Scientific Corp.†		182,961	2,297,990
Bristol-Myers Squibb Co.		88,390	1,886,243
Chico’s FAS, Inc.†#		159,610	916,161
Cisco Systems, Inc. †		66,850	1,607,743
Comcast Corp., Special Class A#		171,115	3,617,371
Dr. Pepper Snapple Group, Inc.†		132,570	3,275,805
El Paso Corp.#		156,326	2,620,024
General Electric Co.		87,630	2,462,403
Lexmark International, Inc., Class A†#		42,300	1,521,531
Merck & Co., Inc.		80,940	2,887,130
Microsoft Corp.		126,124	3,441,924
News Corp., Class A		206,437	2,923,148
Oracle Corp.†		132,880	2,914,058
Pfizer, Inc.		223,479	4,270,684
PG&E Corp.		38,940	1,609,390
Quest Diagnostics, Inc.#		65,980	3,566,219
Target Corp.		60,653	3,215,822
The DIRECTV Group, Inc.†#		102,896	2,902,696
The Gap, Inc.		116,950	2,274,678
The Progressive Corp.#		124,850	2,305,979
Time Warner, Inc.		194,916	3,190,775
Torchmark Corp.		37,420	2,235,471
United Parcel Service, Inc., Class B		35,370	2,267,924
Viacom, Inc., Class B†		90,980	2,682,090
Watson Pharmaceuticals, Inc.†		107,040	3,244,382

			78,197,356

Total Common Stock (cost $277,275,500)			265,915,706

PREFERRED STOCK - 0.6%
Brazil - 0.6%

Cia Vale do Rio Doce ADR (cost $1,284,880)		125,110	2,973,865

GOVERNMENT AGENCIES - 33.7%
Argentina - 0.5%

Republic of Argentina Bonds 3.13% due 08/03/12(2)		$6,328,000	2,518,544

Australia - 1.0%

New South Wales Treasury Corp. Notes 6.00% due 05/01/12	AUD	1,965,000	1,667,249
Queensland Treasury Corp. Government Guar. Bonds 6.00% due 07/14/09	AUD	2,140,000	1,830,244
Queensland Treasury Corp. Government Guar. Bonds 7.13% due 09/18/17*	NZD	1,250,000	898,465

			4,395,958

Brazil - 2.5%

Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/15	BRL	1,700,000	1,690,978
Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/45	BRL	4,750,000	4,582,847
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/12	BRL	1,815,000	1,020,991
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/14	BRL	2,950,000	1,599,745
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/17	BRL	5,200,000	2,697,294

			11,591,855

Canada - 0.1%

Province of Ontario Notes 6.25% due 06/16/15	NZD	528,000	355,176

France - 1.6%

Government of France Bonds 4.25% due 10/25/17	EUR	5,200,000	7,578,158

Germany - 3.8%

Kreditanstalt fuer Wiederaufbau Government Guar. Notes 0.69% due 08/08/11(2)	JPY	1,750,000,000	16,083,839
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 6.50% due 11/15/11	NZD	2,059,000	1,421,156

			17,504,995

Indonesia - 1.9%

Republic of Indonesia Bonds 9.00% due 09/15/18	IDR	2,780,000,000	247,690
Republic of Indonesia Bonds 9.50% due 07/15/23	IDR	1,600,000,000	140,423
Republic of Indonesia Bonds 10.00% due 02/15/28	IDR	6,235,000,000	557,876
Republic of Indonesia Bonds 10.75% due 05/15/16	IDR	39,900,000,000	4,060,128
Republic of Indonesia Bonds 11.00% due 11/15/20	IDR	21,680,000,000	2,179,150
Republic of Indonesia Bonds 12.80% due 06/15/21	IDR	11,100,000,000	1,251,949

Republic of Indonesia Bonds 14.28% due 12/15/13	IDR	4,200,000,000	499,531

			8,936,747

Luxembourg - 2.2%

European Investment Bank Senior Notes 0.71% due 09/21/11(2)	JPY	780,000,000	7,166,532
European Investment Bank Senior Notes 4.50% due 05/15/13	NOK	8,500,000	1,474,049
European Investment Bank Senior Notes 6.50% due 09/10/14	NZD	2,400,000	1,646,108

			10,286,689

Malaysia - 2.1%

Government of Malaysia Bonds 3.46% due 07/31/13	MYR	6,960,000	1,993,288
Government of Malaysia Bonds 3.76% due 04/28/11	MYR	900,000	264,310
Government of Malaysia Bonds 3.81% due 02/15/17	MYR	5,615,000	1,543,103
Government of Malaysia Bonds 3.92% due 09/30/08	MYR	200,000	58,944
Government of Malaysia Bonds 4.24% due 02/07/18	MYR	13,060,000	3,697,083
Government of Malaysia Bonds 4.31% due 02/27/09	MYR	5,375,000	1,588,474
Government of Malaysia Bonds 7.00% due 03/15/09	MYR	970,000	290,805

			9,436,007

Mexico - 3.6%

United Mexican States Bonds 7.75% due 12/14/17	MXN	19,000,000	1,762,204
United Mexican States Bonds 8.00% due 12/19/13	MXN	32,400,000	3,090,064
United Mexican States Bonds 8.00% due 12/17/15	MXN	53,000,000	5,024,891
United Mexican States Bonds 9.00% due 12/20/12	MXN	4,600,000	456,558
United Mexican States Bonds 10.00% due 12/05/24	MXN	58,700,000	6,459,269

			16,792,986

Netherlands - 0.1%

Government of the Netherlands Bonds 4.50% due 07/15/17	EUR	430,000	637,865

New Zealand - 0.7%

Government of New Zealand Bonds 7.00% due 07/15/09#	NZD	4,490,000	3,147,308

Norway - 1.2%

Kingdom of Norway Bonds 5.50% due 05/15/09	NOK	6,530,000	1,201,125
Kingdom of Norway Bonds 6.00% due 05/16/11	NOK	19,500,000	3,692,858
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	2,050,000	405,474

			5,299,457

Poland - 2.8%

Government of Poland Bonds 5.75% due 09/23/22	PLN	1,590,000	674,107
Government of Poland Bonds 6.00% due 05/24/09	PLN	23,500,000	10,296,356
Government of Poland Bonds 6.25% due 10/24/15	PLN	4,150,000	1,841,583

			12,812,046

Singapore - 0.9%

Government of Singapore Bonds 2.38% due 10/01/09	SGD	1,315,000	939,942
Government of Singapore Bonds 4.38% due 01/15/09	SGD	4,270,000	3,051,005

			3,990,947

South Korea - 4.3%

KDICB Redemption Fund Bonds 5.28% due 02/15/13	KRW	1,104,000,000	955,046
Republic of South Korea Bonds 5.00% due 09/10/16	KRW	80,000,000	69,199
Republic of South Korea Bonds 5.25% due 09/10/12	KRW	6,755,000,000	6,079,078
Republic of South Korea Bonds 5.25% due 03/10/27	KRW	6,982,000,000	5,911,232
Republic of South Korea Bonds 5.50% due 09/10/17	KRW	7,412,000,000	6,599,743

			19,614,298

Sweden - 4.4%
Kingdom of Sweden Bonds 4.00% due 12/01/09#	SEK	12,160,000	1,873,568
Kingdom of Sweden Bonds 5.00% due 01/28/09	SEK	86,650,000	13,451,456
Kingdom of Sweden Bonds 5.50% due 10/08/12	SEK	27,480,000	4,466,613
Svensk Exportkredit AB Senior Notes 7.63% due 06/30/14	NZD	715,000	514,542

			20,306,179

Total Government Agencies (cost $154,306,699)			155,205,215

RIGHTS - 0.0%
Australia - 0.0%

Alumina, Ltd.†(6) Expires 09/19/08 (cost $0)		85,126	51,168

OPTIONS-PURCHASED - 0.0%
United States - 0.0%

Brazilian Real Currency January 09 (strike price $2.05) (cost $3,750)		10	156

Total Long-Term Investment Securities (cost $432,870,829)			424,146,110

SHORT-TERM INVESTMENT SECURITIES - 13.4%
Collective Investment Pool - 7.2%
United States - 7.2%

Securities Lending Quality Trust(3) (cost $33,285,784)		33,285,784	33,285,784

Government Treasuries - 6.1%
Egypt - 2.1%

Egypt Treasury Bills 6.76% due 09/30/08	EGP	1,700,000	313,243
Egypt Treasury Bills 6.80% due 09/30/08	EGP	1,600,000	294,816
Egypt Treasury Bills 6.88% due 01/13/09	EGP	8,175,000	1,452,032
Egypt Treasury Bills 6.90% due 01/13/09	EGP	8,175,000	1,452,032
Egypt Treasury Bills 6.92% due 01/13/09	EGP	8,150,000	1,447,592
Egypt Treasury Bills 7.34% due 09/16/08	EGP	3,400,000	630,650
Egypt Treasury Bills 7.47% due 04/14/09	EGP	25,000	4,296
Egypt Treasury Bills 7.98% due 04/14/09	EGP	25,000	4,296
Egypt Treasury Bills 10.07% due 07/01/08	EGP	1,850,000	310,318
Egypt Treasury Bills 10.16% due 07/01/08	EGP	1,850,000	310,318
Egypt Treasury Bills 10.24% due 07/01/08	EGP	1,850,000	310,318
Egypt Treasury Bills 10.71% due 08/11/09	EGP	2,525,000	428,644
Egypt Treasury Bills 10.92% due 08/18/09	EGP	5,475,000	927,318
Egypt Treasury Bills 10.96% due 08/18/09	EGP	5,475,000	927,317
Egypt Treasury Bills 11.94% due 09/01/09	EGP	6,225,000	1,051,683

			9,864,873

Sweden - 0.3%

Sweden Treasury Bills 3.81% due 09/17/08	SEK	9,000,000	1,392,714

United States - 3.7%

Federal Home Loan Bank Disc. Notes 1.95% due 09/02/08		16,992,000	16,991,080

Total Government Treasuries (cost $28,115,283)			28,248,667

Total Short-Term Investment Securities (cost $61,401,067)			61,534,451

TOTAL INVESTMENTS (cost $494,271,896) (4)		105.4%	485,680,561
Liabilities in excess of other assets		(5.4)	(25,004,824)

NET ASSETS -		100.0%	$460,675,737

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2008, the aggregate value of these securities was $898,465 representing 0.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at August 31, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of August 31, 2008.
(3)	The security is purchased with the cash collateral received from securities loaned.
(4)	See Note 4 for cost of investments on a tax basis.
(5)	Denominated in United States Dollars unless otherwise indicated.
(6)	Fair valued security; see Note 1.
ADR	- American Depository Receipt

Open Forward Foreign Currency Contracts

Contract to Deliver	In Exchange For	Delivery Date	Gross Unrealized Appreciation

*USD 1,909,959	BRL 3,500,000	09/04/2008	$227,109
EUR 1,547,611	USD 2,256,339	01/28/2009	3,242
EUR 1,547,611	USD 2,258,351	01/29/2009	5,367
EUR 622,349	USD 912,737	02/04/2009	7,006
EUR 2,247,947	USD 3,269,567	02/23/2009	1,158
EUR 1,498,631	USD 2,190,249	02/25/2009	11,529
EUR 2,997,262	USD 4,382,057	02/26/2009	24,835
EUR 9,741,103	USD 14,368,578	02/27/2009	208,313
EUR 1,498,632	USD 2,246,390	03/03/2009	68,259
EUR 2,247,948	USD 3,362,765	03/04/2009	95,702
EUR 749,316	USD 1,128,545	03/09/2009	39,743
EUR 749,316	USD 1,132,179	03/10/2009	43,421
EUR 749,316	USD 1,145,041	03/17/2009	56,590
EUR 2,305,096	USD 3,566,206	04/14/2009	221,614
EUR 1,137,152	USD 1,752,948	06/10/2009	106,766
EUR 751,320	USD 1,161,484	07/13/2009	75,286
EUR 751,319	USD 1,162,776	07/14/2009	76,622
EUR 751,319	USD 1,174,763	07/15/2009	88,652
EUR 375,660	USD 589,711	07/17/2009	46,699
EUR 288,969	USD 449,997	07/22/2009	32,379
EUR 664,629	USD 1,039,678	07/24/2009	79,235
EUR 1,113,200	MYR 5,625,000	07/07/2009	56,377
EUR 288,969	MYR 1,439,355	07/14/2009	8,633
EUR 710,863	MYR 3,556,405	07/15/2009	25,911
EUR 184,940	MYR 924,885	07/16/2009	6,649
EUR 187,830	MYR 939,751	07/17/2009	6,890
EUR 130,036	MYR 654,224	07/24/2009	5,918
EUR 176,033	MYR 883,157	07/31/2009	7,372
EUR 357,451	MYR 1,771,456	08/05/2009	8,631
EUR 294,711	SGD 617,243	04/24/2009	12,325
EUR 294,711	SGD 615,209	04/27/2009	10,976
EUR 191,562	SGD 391,380	05/06/2009	1,265
EUR 1,785,628	SGD 3,736,648	07/07/2009	71,753
EUR 375,660	SGD 776,546	07/13/2009	11,763
EUR 3,368,987	SGD 7,102,779	04/14/2009	170,435
EUR 591,050	SGD 1,230,838	04/17/2009	19,229
EUR 1,773,150	SGD 3,711,912	04/20/2009	72,099
EUR 375,660	SGD 777,718	07/14/2009	12,643
EUR 375,660	SGD 784,234	07/15/2009	17,340
EUR 187,830	SGD 390,273	07/17/2009	7,395
EUR 187,830	SGD 390,273	07/24/2009	7,858
EUR 433,454	TWD 19,864,541	07/14/2009	12,756
EUR 595,276	TWD 27,468,183	07/15/2009	23,639
EUR 80,911	TWD 3,746,179	07/16/2009	3,631
EUR 187,830	TWD 8,709,395	07/17/2009	8,869
EUR 205,168	TWD 9,462,040	07/24/2009	8,227
EUR 14,484	JPY 2,350,000	07/22/2009	1,093
EUR 572,991	JPY 89,281,600	08/21/2009	11,257
EUR 283,914	JPY 44,279,200	08/26/2009	6,172
GBP 890,000	USD 1,729,466	04/07/2009	130,061
KRW 974,497,000	CHF 1,177,896	12/09/2008	176,918
KRW 10,363,400,000	CHF 11,940,346	01/20/2009	1,361,443
KRW 587,937,813	CHF 669,351	01/30/2009	70,088
KRW 1,320,000,000	CHF 1,362,878	03/27/2009	31,715
KRW 516,499,500	CHF 534,254	04/01/2009	13,338

KRW 660,000,000	CHF 684,749	04/06/2009	18,970
KRW 686,977,200	SGD 1,059,414	12/10/2008	120,686
KRW 1,675,424,100	USD 1,758,422	01/23/2009	222,969
KRW 3,997,212,957	USD 4,199,944	01/30/2009	537,158
KRW 626,340,000	USD 660,000	02/25/2009	86,344
KRW 625,224,600	USD 660,000	02/27/2009	87,387
KRW 621,852,000	USD 660,000	03/04/2009	90,497
MXN 300,000	USD 281,162	07/29/2009	3,073
MXN 12,717,976	USD 1,200,999	07/31/2009	22,421
MXN 7,450,890	USD 702,980	08/04/2009	12,895
NZD 4,057,505	INR 125,200,000	02/27/2009	31,147
NZD 5,822,756	IDR 39,218,010,507	08/04/2009	130,678
USD 1,630,000	JPY 179,776,775	09/25/2008	24,214
USD 2,415,000	JPY 264,871,800	09/26/2008	49,953
USD 2,589,287	CHF 3,000,000	10/20/2008	136,570
USD 437,500	CHF 505,304	10/24/2008	21,642
USD 437,500	CHF 504,098	10/27/2008	20,560
USD 1,357,251	CHF 1,500,000	11/06/2008	5,875
USD 260,000	KZT 33,774,000	12/22/2008	19,639
USD 948,928	KZT 121,700,000	01/16/2009	58,237
USD 1,900,391	KZT 243,250,000	01/20/2009	112,547
USD 360,000	KZT 46,512,000	02/26/2009	24,627
USD 2,073,501	KZT 267,156,208	02/27/2009	135,685

			$5,893,970

Contract to Deliver	In Exchange For	Delivery Date	Gross Unrealized Depreciation

*BRL 3,500,000	USD 1,908,397	09/04/2008	(228,671)
EUR 622,489	USD 904,084	01/29/2009	(2,124)
EUR 972,763	USD 1,405,205	02/19/2009	(9,431)
EUR 2,247,947	USD 3,265,391	02/23/2009	(3,020)
EUR 287,000	JPY 45,119,675	12/08/2008	(2,692)
EUR 1,498,631	JPY 229,840,541	02/22/2009	(43,894)
EUR 4,495,894	JPY 691,675,308	02/23/2009	(113,892)
EUR 2,997,263	JPY 461,568,011	02/25/2009	(70,755)
EUR 6,743,842	JPY 1,048,579,012	02/27/2009	(63,633)
EUR 749,316	JPY 115,243,302	03/09/2009	(17,712)
EUR 561,987	JPY 86,149,797	03/10/2009	(15,829)
EUR 3,184,592	JPY 493,162,546	04/06/2009	(30,711)
EUR 1,122,996	JPY 174,696,065	04/14/2009	(2,143)
EUR 589,421	MYR 2,872,543	04/21/2009	(5,169)
GBP 590,308	SGD 1,544,092	04/14/2009	39,265
GBP 441,513	MYR 2,653,069	04/27/2009	(7,665)
GBP 147,171	MYR 889,678	04/30/2009	(927)
GBP 147,171	MYR 886,955	05/07/2009	(1,606)
MXN 16,171,585	INR 56,133,188	01/27/2009	(278,833)
MXN 76,402,995	USD 6,743,872	02/06/2009	(515,582)
MXN 1,322,091	CLP 60,115,467	09/15/2008	(11,294)
MXN 6,426,756	CLP 280,527,914	05/15/2009	(69,006)
MXN 4,398,010	CLP 191,410,201	05/20/2009	(48,175)
MXN 3,676,778	CLP 166,315,374	06/12/2009	(27,996)
MXN 9,362,023	RUB 20,792,116	06/10/2009	(50,854)
MXN 28,981,900	RUB 64,357,736	06/16/2009	(156,513)
MXN 5,689,801	RUB 12,546,687	07/10/2009	(33,242)
MXN 2,941,721	RUB 6,476,984	07/13/2009	(17,513)
MXN 2,709,524	TWD 6,822,039	07/24/2009	(9,578)
NZD 110,442	VND 1,306,187,633	02/12/2009	(480)
NZD 147,399	VND 1,745,548,404	02/20/2009	(628)
NZD 316,160	VND 3,831,383,506	08/14/2009	(2,156)
NZD 685,574	RUB 11,503,937	08/12/2009	(6,067)
NZD 334,645	RUB 5,600,619	08/14/2009	(3,521)
RON 4,200,000	NOK 9,314,704	11/17/2008	(3,257)
RON 3,167,955	SEK 8,177,189	12/15/2008	(20,589)
RON 3,785,274	CZK 24,930,739	02/12/2009	(40,407)
RON 1,383,707	CZK 9,157,511	02/17/2009	(11,640)
RON 988,721	CZK 6,405,923	02/27/2009	(15,680)
USD 100,960	JPY 10,703,750	11/14/2008	(2,183)

			$(1,905,803)

Net Unrealized Appreciation (Depreciation)			$3,988,167

*	Represents offsetting or partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

Currency Legend

AUD - Australian Dollar

BRL - Brazilian Real

CHF - Swiss Franc

CLP - Chilean Peso

CZK - Czech Koruna

EGP - Egyptian Pound

EUR - Euro Dollar

GBP - British Pound

IDR - Indonesian Rupiah

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

KZT - Kazakhstan Tenge

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Polixh Zloty

RON - New Romanian Leu

RUB - New Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

TWD - New Taiwan Dollar

USD - United States Dollar

VND - Viet Nam Dong

See Notes to Portfolio of Investments

Industry Allocation*
Sovereign	31.1%
Collective Investment Pool	7.2
Medical-Drugs	5.3
Oil Companies-Integrated	4.6
U.S. Government Agencies	3.7
Banks-Commercial	3.2
Multimedia	2.9
Insurance-Multi-line	2.7
Telephone-Integrated	2.5
Foreign Government Treasuries	2.4
Telecom Services	2.2
Diversified Manufacturing Operations	1.7
SupraNational	1.6
Cable TV	1.4
Applications Software	1.4
Paper & Related Products	1.3
Transport-Services	1.2
Electronic Components-Misc.	1.2
Cellular Telecom	1.2
Electric-Integrated	1.2
Aerospace/Defense	1.1
Electronic Components-Semiconductors	1.1
Medical-Biomedical/Gene	1.1
Enterprise Software/Service	1.0
Auto-Cars/Light Trucks	0.9
Insurance-Life/Health	0.9
Insurance Brokers	0.8
Security Services	0.8
Medical Labs & Testing Services	0.8
Power Converter/Supply Equipment	0.8
Consulting Services	0.8
Toys	0.7
Beverages-Non-alcoholic	0.7
Medical-Generic Drugs	0.7
Retail-Discount	0.7
Retail-Apparel/Shoe	0.7
Food-Catering	0.7
Computers-Periphery Equipment	0.6
Diversified Minerals	0.6
Food-Misc.	0.6
Real Estate Operations & Development	0.6
Pipelines	0.6
Publishing-Books	0.6
Computers-Memory Devices	0.5
Insurance-Property/Casualty	0.5
Medical Instruments	0.5
Photo Equipment & Supplies	0.5
Diversified Operations	0.5
Television	0.5
Retail-Building Products	0.4
Insurance-Reinsurance	0.4
Finance-Consumer Loans	0.4
Gas-Distribution	0.3
Networking Products	0.3
Investment Management/Advisor Services	0.3
Electric-Distribution	0.3
Banks-Super Regional	0.3
Banks-Special Purpose	0.3
Medical Products	0.3
Human Resources	0.3
Regional Authority	0.3
Distribution/Wholesale	0.3
Metal-Aluminum	0.2
Import/Export	0.1

105.4%

*	Calculated as a percentage of net assets

AIG RETIREMENT COMPANY I GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS - August 31, 2008 (Unaudited)

Security Description	Principal Amount	Market Value (Note 1)
CORPORATE BONDS & NOTES - 1.3%
Banks-Commercial - 0.5%

HSBC Bank USA# Sub. Notes 5.63% due 08/15/35	$1,000,000	$842,783

Diversified Financial Services - 0.3%

General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	500,000	518,908

Finance-Investment Banker/Broker - 0.5%

Goldman Sachs Group, Inc. Senior Notes 5.75% due 10/01/16	1,000,000	949,568

Total Corporate Bonds & Notes
(cost $2,510,681)		2,311,259

FOREIGN CORPORATE BONDS & NOTES - 3.0%
Banks-Special Purpose - 1.2%

Landwirtschaftliche Rentenbank Government Guar. Bond 5.13% due 02/01/17	1,000,000	1,056,647
Swedish Export Credit Medium Term Notes 4.88% due 09/29/11	1,000,000	1,039,531

		2,096,178

Finance-Commercial - 0.6%

Eksportfinans A/S# Senior Notes 5.00% due 02/14/12	1,000,000	1,039,296

Oil Companies-Integrated - 1.2%

Shell International Finance BV# Company Guar. Notes 5.63% due 06/27/11#	2,000,000	2,106,690

Total Foreign Corporate Bonds & Notes
(cost $4,994,071)		5,242,164

FOREIGN GOVERNMENT AGENCIES - 1.0%
Regional Authority - 0.4%

Province of New Brunswick Canada Bonds 5.20% due 02/21/17	658,000	687,097

Sovereign - 0.6%

Republic of Italy Senior Notes 5.25% due 09/20/16	1,000,000	1,056,071

Total Foreign Government Agencies
(cost $1,655,861)		1,743,168

U.S. GOVERNMENT AGENCIES - 24.2%
Federal Farm Credit Bank - 2.3%
4.88% due 12/16/15#	2,000,000	2,051,360
4.88% due 01/17/17#	1,000,000	1,023,170
5.00% due 10/23/09	1,000,000	1,021,984

		4,096,514

Federal Home Loan Bank - 4.7%
4.25% due 09/12/08#	1,000,000	1,000,404
4.75% due 09/11/15	1,000,000	1,020,032
4.88% due 11/27/13#	2,000,000	2,067,790
5.00% due 02/20/09#	940,000	949,506
5.38% due 08/19/11#	2,000,000	2,093,900
5.38% due 06/14/13	1,000,000	1,060,585

		8,192,217

Federal Home Loan Mtg. Corp. - 8.1%
4.50% due 09/01/19	773,205	759,582
4.75% due 11/17/15#	3,000,000	3,069,183
5.00% due 01/16/09#	1,000,000	1,008,263
5.00% due 12/14/18#	1,000,000	814,142
5.00% due 10/01/34	548,973	530,232
5.25% due 10/06/11	2,000,000	2,002,832
5.33% due 12/01/35(1)	190,163	191,796
5.45% due 09/02/11	1,000,000	999,342
5.50% due 12/01/36	544,558	537,769
5.75% due 01/15/12	2,000,000	2,131,010
6.00% due 05/12/16#	1,000,000	1,013,971
6.00% due 11/01/33	794,324	805,272
6.50% due 02/01/32	303,414	314,360
7.50% due 09/01/16	94,571	99,044
8.00% due 02/01/30	4,715	5,101
8.00% due 08/01/30	1,571	1,700
8.00% due 06/01/31	5,801	6,276

		14,289,875

Federal National Mtg. Assoc. - 6.3%
4.25% due 08/15/10#	2,000,000	2,041,244
5.00% due 02/16/12#	752,000	782,045
5.00% due 02/01/19	665,078	667,077
5.00% due 12/01/36	835,837	805,475
5.25% due 08/01/12#	1,000,000	923,792
5.33% due 01/01/36(1)	69,610	70,438
5.36% due 11/01/34(1)	154,268	154,153
5.38% due 03/02/12	2,790,000	2,790,000
5.50% due 12/01/33	367,955	365,438
5.50% due 10/01/34	649,398	644,143
5.66% due 02/01/35(1)	34,421	34,748
6.00% due 05/15/11#	1,000,000	1,065,392
6.00% due 06/01/35	320,057	323,968
6.50% due 02/01/17	101,491	105,570
6.50% due 07/01/32	65,042	67,449
7.00% due 09/01/31	117,166	123,493
7.50% due 03/01/32	103,460	111,051

11.50% due 09/01/19	401	446
12.00% due 01/15/16	144	164
12.50% due 09/20/15	248	280
13.00% due 11/01/15	660	735
14.50% due 11/15/14	227	260

		11,077,361

Government National Mtg. Assoc. - 0.8%
5.00% due 09/15/35	24,688	24,176
5.00% due 02/15/36	737,829	721,825
5.00% due 05/15/36	90,274	88,316
6.00% due 01/15/32	169,828	173,104
6.50% due 08/15/31	262,753	272,308
7.50% due 02/15/29	8,515	9,155
7.50% due 07/15/30	523	562
7.50% due 01/15/31	10,056	10,802
7.50% due 02/15/31	11,944	12,830

		1,313,078

Tennessee Valley Authority - 2.0%
4.75% due 08/01/13	3,400,000	3,501,504

Total U.S. Government Agencies
(cost $40,645,520)		42,470,549

U.S. GOVERNMENT TREASURIES - 49.6%
United States Treasury Bonds - 12.9%
2.00% due 01/15/26 TIPS (2)#	2,182,178	2,136,487
4.75% due 02/15/37#	3,500,000	3,678,283
5.00% due 05/15/37#	5,000,000	5,463,670
6.25% due 08/15/23#	2,000,000	2,411,562
6.63% due 02/15/27#	1,000,000	1,273,281
7.50% due 11/15/16#	1,000,000	1,264,297
7.88% due 02/15/21#	3,000,000	4,050,936
8.75% due 08/15/20#	1,000,000	1,426,328
0.00% due 08/15/24 STRIPS#	2,040,000	986,926

		22,691,770

United States Treasury Notes - 36.7%
United States Treasury Notes
2.00% due 02/28/10#	6,000,000	5,982,186
2.75% due 02/28/13#	15,000,000	14,845,320
3.50% due 02/15/18#	35,000,000	34,294,540
4.00% due 02/15/15#	1,000,000	1,044,844
4.00% due 08/15/18#	5,000,000	5,076,170
4.25% due 08/15/13#	1,000,000	1,053,750
4.25% due 08/15/15#	1,000,000	1,056,172
4.75% due 02/15/10#	1,000,000	1,037,031

		64,390,013

Total U.S. Government Treasuries
(cost $85,580,118)		87,081,783

Total Long-Term Investment Securities
(cost $136,584,076)		138,848,923

SHORT-TERM INVESTMENT SECURITIES - 20.6%
Collective Investment Pool - 20.6%

Securities Lending Quality Trust (cost $36,066,601) (5)	36,066,601	36,066,601

REPURCHASE AGREEMENTS - 20.4%
State Street Bank & Trust Co. Joint Repurchase Agreement (3)	576,000	576,000
UBS Securities, LLC Joint Repurchase Agreement (3)	35,237,000	35,237,000

Total Repurchase Agreements (cost $35,813,000)		35,813,000

TOTAL INVESTMENTS (cost $208,463,677) (4)	120.1%	210,728,524
Liabilities in excess of other assets	(20.1)	(35,329,786)

NET ASSETS	100.0%	$175,398,738

#	The security or a portion thereof is out on loan
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of August 31, 2008.
(2)	Principal amount of security is adjusted for inflation.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investment on a tax basis.
(5)	The security is purchased with the cash collateral received from securities loaned
TIPS	Treasury Inflation Protected Security
STRIPS	Separate Trading of Registered Interest and Principal of Security

See Notes to Portfolio of Investments

AIG RETIREMENT COMPANY I GROWTH FUND

PORTFOLIO OF INVESTMENTS - August 31, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 98.7%
Advertising Agencies - 0.0%

Omnicom Group, Inc.	6,615	$280,410

Aerospace/Defense - 1.5%

Lockheed Martin Corp.	8,307	967,267
Northrop Grumman Corp.	1,683	115,875
Raytheon Co.	191,474	11,486,525

		12,569,667

Aerospace/Defense-Equipment - 0.1%

Alliant Techsystems, Inc.†	336	35,357
Goodrich Corp.	20,284	1,039,555

		1,074,912

Agricultural Chemicals - 2.0%

Agrium, Inc.	990	83,457
Monsanto Co.	138,165	15,785,351
Potash Corp. of Saskatchewan, Inc.	5,962	1,035,003
Terra Industries, Inc.#	8,036	403,809

		17,307,620

Applications Software - 2.1%

Microsoft Corp.	459,890	12,550,398
Nuance Communications, Inc.†	7,533	119,021
Red Hat, Inc.†	3,789	79,569
Salesforce.com, Inc.†#	87,423	4,897,437

		17,646,425

Auto/Truck Parts & Equipment-Original - 1.1%

BorgWarner, Inc.#	199,300	8,241,055
TRW Automotive Holdings Corp.†	46,897	899,485

		9,140,540

Banks-Commercial - 0.6%

China Merchants Bank Co., Ltd.(1)	191,500	640,339
EFG International AG(1)	19,934	606,724
Julius Baer Holding AG(1)	25,424	1,548,579
KBC Groep NV(1)	11,300	1,079,221
National Bank of Greece SA(1)	29,125	1,296,883

		5,171,746

Banks-Fiduciary - 1.2%

Northern Trust Corp.	97,808	7,862,785
State Street Corp.	10,714	725,016
The Bank of New York Mellon Corp.	55,737	1,929,058

		10,516,859

Beverages-Non-alcoholic - 3.0%

PepsiCo, Inc.	136,881	9,373,611
The Coca-Cola Co.	322,021	16,767,633

		26,141,244

Beverages-Wine/Spirits - 0.1%

Pernod Ricard SA(1)	12,600	1,178,777

Brewery - 0.1%

Carlsberg A/S(1)	8,000	709,607

Building & Construction-Misc. - 0.1%

Leighton Holdings, Ltd.#(1)	13,300	525,069

Building-Heavy Construction - 0.1%

Chicago Bridge & Iron Co., NV NY SHRS	26,925	862,139

Building-Residential/Commercial - 0.3%

KB Home#	135,700	2,822,560

Cable TV - 1.9%

Comcast Corp., Class A#	68,845	1,458,137
Scripps Networks Interactive, Inc.# Class A	151,900	6,309,926
The DIRECTV Group, Inc.†#	316,649	8,932,668

		16,700,731

Chemicals-Diversified - 0.1%

Celanese Corp., Class A	3,769	145,333
FMC Corp.	474	34,858
Johnson Matthey PLC(1)	20,900	617,955

		798,146

Chemicals-Specialty - 0.1%

Lonza Group AG(1)	4,800	678,590
Sigma-Aldrich Corp.	1,330	75,491

		754,081

Coal - 0.8%

Alpha Natural Resources, Inc.†	46,200	4,578,420
Foundation Coal Holdings, Inc.	1,041	61,575
Massey Energy Co.	36,664	2,418,358

		7,058,353

Commercial Services - 0.3%

Alliance Data Systems Corp.†	24,737	1,589,105
SGS SA(1)	600	768,925

		2,358,030

Commercial Services-Finance - 2.1%

Automatic Data Processing, Inc.	24,606	1,092,014
Global Payments, Inc.	113,700	5,481,477
Mastercard, Inc., Class A#	7,612	1,846,291
The Western Union Co.#	326,500	9,017,930
Visa, Inc., Class A	10,915	828,448

		18,266,160

Computer Aided Design - 0.0%

Ansys, Inc.†	1,897	84,132

Computer Services - 0.1%

IHS, Inc.†	9,405	603,425

Computers - 4.8%

Apple, Inc.†	122,819	20,821,505
Dell, Inc.†	213,900	4,648,047
Hewlett-Packard Co.	133,002	6,240,454
International Business Machines Corp.#	64,624	7,866,679
Research In Motion, Ltd.†	16,400	1,994,240

		41,570,925

Computers-Integrated Systems - 0.0%

NCR Corp.†	2,592	68,584

Computers-Memory Devices - 0.1%

EMC Corp.†	35,450	541,676

Consulting Services - 0.3%

Accenture Ltd., Class A	59,706	2,469,440
Gartner, Inc.†	1,212	32,009

		2,501,449

Consumer Products-Misc. - 0.2%

Clorox Co.	34,642	2,047,342

Containers-Metal/Glass - 0.2%

Owens-Illinois, Inc.†	45,056	2,009,498

Cosmetics & Toiletries - 2.2%

Avon Products, Inc.	19,000	813,770

Cosmetics & Toiletries (continued)

Colgate-Palmolive Co.	25,983	1,975,487
Oriflame Cosmetics SA SDR(1)	5,700	329,627
Procter & Gamble Co.	182,188	12,711,257
The Estee Lauder Cos., Inc., Class A	61,500	3,060,855

		18,890,996

Dental Supplies & Equipment - 0.5%

Dentsply International, Inc.	104,000	4,075,760

Diagnostic Equipment - 0.3%

Gen-Probe, Inc.†	39,147	2,339,033

Diagnostic Kits - 0.4%

Idexx Laboratories, Inc.†	26,026	1,465,264
Qiagen NV†#	74,900	1,586,382

		3,051,646

Dialysis Centers - 0.2%

Fresenius Medical Care AG(1)	27,827	1,495,245

Disposable Medical Products - 0.7%

C.R. Bard, Inc.	68,209	6,374,131

Distribution/Wholesale - 0.1%

Li & Fung, Ltd.(1)	356,000	1,089,351
WESCO International, Inc.†	449	17,260

		1,106,611

Diversified Financial Services - 0.0%

IntercontinentalExchange, Inc.†	1,632	143,665

Diversified Manufacturing Operations - 3.6%

Cooper Industries, Ltd., Class A#	207,035	9,863,147
Dover Corp.	3,796	187,446
Eaton Corp.	110,500	8,086,390
Honeywell International, Inc.	241,400	12,111,038
Parker Hannifin Corp.	4,570	292,800
SPX Corp.	1,570	187,223
Textron, Inc.	6,057	248,943
The Brink’s Co.	826	57,638

		31,034,625

Diversified Minerals - 0.3%

BHP Billiton PLC(1)	8,000	250,517
BHP Billiton, Ltd.#(1)	60,671	2,138,189

		2,388,706

E-Commerce/Products - 0.2%

Amazon.com, Inc.†	19,925	1,610,139

E-Commerce/Services - 0.1%

eBay, Inc.†	6,676	166,433
Priceline.com, Inc.†	5,834	542,445

		708,878

Electric Products-Misc. - 1.7%

Emerson Electric Co.	298,413	13,965,728
Molex, Inc.#	44,337	1,069,409

		15,035,137

Electric-Integrated - 1.5%

Exelon Corp.	15,149	1,150,718
Fortum Oyj(1)	14,900	611,448
FPL Group, Inc.	95,700	5,747,742
International Power PLC(1)	212,400	1,529,173
PPL Corp.	8,420	368,543
Public Service Enterprise Group, Inc.	89,859	3,663,552

		13,071,176

Electronic Components-Misc. - 0.5%

Celestica, Inc.†#	115,073	966,613
Flextronics International, Ltd.†	306,800	2,736,656
Jabil Circuit, Inc.	34,457	580,945

		4,284,214

Electronic Components-Semiconductors - 3.7%

Altera Corp.	362,449	8,205,845
Amkor Technology, Inc.†#	65,744	493,737
Intel Corp.#	613,403	14,028,527
LSI Logic Corp.†	172,487	1,147,039
National Semiconductor Corp.#	91,627	1,963,567
QLogic Corp.†	29,827	557,168
Texas Instruments, Inc.	10,034	245,933
Xilinx, Inc.#	188,800	4,905,024

		31,546,840

Electronic Forms - 1.2%

Adobe Systems, Inc.†	242,854	10,401,437

Electronic Measurement Instruments - 0.3%

Agilent Technologies, Inc.†	58,418	2,030,610
Trimble Navigation, Ltd.†	4,219	142,813

		2,173,423

Electronics-Military - 0.0%

L-3 Communications Holdings, Inc.	2,378	247,169

Energy-Alternate Sources - 0.5%

First Solar, Inc.†	15,400	4,260,410

Engineering/R&D Services - 0.5%

ABB, Ltd.†(1)	68,365	1,675,528
Boart Longyear Group(1)	192,900	324,563
Fluor Corp.	23,537	1,886,020
KBR, Inc.	2,759	67,733
McDermott International, Inc.†	5,278	183,305
The Shaw Group, Inc.†	2,338	115,825

		4,252,974

Engines-Internal Combustion - 0.0%

Cummins, Inc.	1,499	97,675

Enterprise Software/Service - 1.8%

CA, Inc.	3,937	94,133
Oracle Corp.†	708,390	15,534,993

		15,629,126

Entertainment Software - 0.9%

Activision Blizzard, Inc.†	244,317	8,018,484

Finance-Commercial - 0.1%

CIT Group, Inc.#	114,897	1,184,588

Finance-Credit Card - 0.3%

American Express Co.	16,800	666,624
Redecard SA	87,300	1,554,797

		2,221,421

Finance-Investment Banker/Broker - 0.3%

TD Ameritrade Holding Corp.†	5,103	104,254
The Charles Schwab Corp.	103,410	2,480,806

		2,585,060

Finance-Other Services - 0.5%

CME Group, Inc.	3,848	1,290,542
Deutsche Boerse AG(1)	11,054	1,048,700
Man Group PLC, Class B(1)	175,700	1,816,369
NYSE Euronext#	11,755	477,136

		4,632,747

Food-Baking - 0.1%

Flowers Foods, Inc.#	48,673	1,286,914

Food-Catering - 0.3%

Compass Group PLC(1)	372,073	2,477,691

Food-Misc. - 1.8%

Cadbury PLC(1)	86,600	994,831
Corn Products International, Inc.	3,122	139,834
Kellogg Co.	111,500	6,070,060
Nestle SA(1)	190,500	8,394,898

		15,599,623

Food-Retail - 0.3%

Safeway, Inc.	21,901	576,873
Tesco PLC(1)	298,457	2,070,475

		2,647,348

Human Resources - 0.1%

The Capita Group PLC(1)	70,397	907,237

Independent Power Producers - 0.0%

Reliant Energy, Inc.†	9,900	168,597

Industrial Audio & Video Products - 0.1%

Dolby Laboratories, Inc., Class A†	15,242	620,349

Industrial Gases - 0.2%

Air Products & Chemicals, Inc.#	11,081	1,017,790
Linde AG(1)	6,403	806,703

		1,824,493

Instruments-Scientific - 1.3%

Thermo Fisher Scientific, Inc.†#	187,197	11,336,650

Insurance-Life/Health - 0.2%

AFLAC, Inc.	15,596	884,293
Sony Financial Holdings, Inc.(1)	134	497,740

		1,382,033

Insurance-Multi-line - 0.0%

ACE, Ltd.	1,210	63,658

Insurance-Property/Casualty - 0.7%

Admiral Group PLC(1)	28,744	509,226
Chubb Corp.	118,600	5,693,986

		6,203,212

Insurance-Reinsurance - 0.0%

Axis Capital Holdings, Ltd.	510	17,049

Internet Security - 0.0%

Symantec Corp.†	8,784	195,971

Investment Management/Advisor Services - 1.3%

Federated Investors, Inc., Class B	1,176	39,325
Invesco, Ltd.	226,900	5,815,447
Waddell & Reed Financial, Inc., Class A	157,800	5,081,160

		10,935,932

Leisure Products - 0.2%

WMS Industries, Inc.†#	39,246	1,318,666

Machinery-Construction & Mining - 0.4%

Caterpillar, Inc.#	42,199	2,984,735
Joy Global, Inc.#	8,800	625,152

		3,609,887

Machinery-Farming - 0.2%

AGCO Corp.†	12,361	761,809
Deere & Co.	10,797	761,944

		1,523,753

Machinery-General Industrial - 0.3%

Alstom(1)	20,546	2,091,676
FLSmidth & Co. A/S(1)	4,200	335,405
Robbins & Myers, Inc.	7,570	339,514

		2,766,595

Machinery-Material Handling - 0.1%

Japan Steel Works, Ltd.(1)	27,000	468,195

Machinery-Pumps - 0.3%

Flowserve Corp.	17,309	2,286,865

Medical Instruments - 2.8%

Edwards Lifesciences Corp.†#	15,632	925,570
Intuitive Surgical, Inc.†	24,740	7,304,980
Medtronic, Inc.	257,643	14,067,308
St. Jude Medical, Inc.†	45,965	2,106,576

		24,404,434

Medical Labs & Testing Services - 0.0%

Quest Diagnostics, Inc.	3,311	178,960

Medical Products - 3.1%

Baxter International, Inc.	103,193	6,992,358
Becton Dickinson & Co.	156,000	13,631,280
Covidien, Ltd.	39,300	2,124,951
Johnson & Johnson	38,725	2,727,402
Varian Medical Systems, Inc.†	19,004	1,200,292

		26,676,283

Medical-Biomedical/Gene - 2.0%

Alexion Pharmaceuticals, Inc.†#	53,800	2,425,304
Celgene Corp.†	44,364	3,074,425
Charles River Laboratories International, Inc.†#	4,676	306,792
CSL, Ltd.(1)	52,561	1,835,411
Genentech, Inc.†	58,842	5,810,647
Gilead Sciences, Inc.†	34,617	1,823,624
Invitrogen Corp.†#	41,710	1,771,007
Millipore Corp.†	870	65,259

		17,112,469

Medical-Drugs - 2.5%

Abbott Laboratories	33,218	1,907,710
Allergan, Inc.#	110,138	6,153,410

Medical-Drugs (continued)

Bristol-Myers Squibb Co.	40,535	865,017
Cephalon, Inc.†#	2,041	156,381
Merck & Co., Inc.	67,864	2,420,709
Novo-Nordisk A/S(1)	135,200	7,516,513
Schering-Plough Corp.	41,987	814,548
Wyeth	48,600	2,103,408

		21,937,696

Medical-Generic Drugs - 0.0%

Watson Pharmaceuticals, Inc.†	575	17,428

Metal Processors & Fabrication - 0.1%

Norsk Hydro ASA#(1)	85,600	911,577

Metal-Diversified - 0.5%

Freeport-McMoRan Copper & Gold, Inc.	27,700	2,474,164
Rio Tinto PLC#(1)	2,600	247,396
Rio Tinto, Ltd.(1)	16,800	1,814,297

		4,535,857

Mining - 0.2%

Agnico-Eagle Mines, Ltd.	7,700	440,748
Newmont Mining Corp.	37,700	1,700,270

		2,141,018

Networking Products - 2.3%

Cisco Systems, Inc.†	787,575	18,941,179
Juniper Networks, Inc.†#	19,704	506,393

		19,447,572

Oil & Gas Drilling - 2.7%

Diamond Offshore Drilling, Inc.	375	41,216
ENSCO International, Inc.	3,200	216,896
Helmerich & Payne, Inc.	179,600	10,258,752
Noble Corp.	18,802	945,553
Pride International, Inc.†	2,223	85,386
Transocean, Inc.†	90,007	11,448,890

		22,996,693

Oil Companies-Exploration & Production - 3.4%

Apache Corp.	24,500	2,802,310
Denbury Resources, Inc.†	5,815	144,735
Devon Energy Corp.	84,000	8,572,200
EOG Resources, Inc.	31,200	3,257,904
Occidental Petroleum Corp.	128,753	10,217,838
Southwestern Energy Co.†#	43,054	1,651,982
Stone Energy Corp.†#	23,408	1,115,860
W&T Offshore, Inc.#	39,337	1,383,089

		29,145,918

Oil Companies-Integrated - 0.6%

BG Group PLC(1)	40,100	890,100
ConocoPhillips	17,763	1,465,625
Exxon Mobil Corp.	14,543	1,163,586
Hess Corp.	6,993	732,237
Murphy Oil Corp.	12,706	997,802

		5,249,350

Oil Field Machinery & Equipment - 1.2%

FMC Technologies, Inc.†	41,708	2,233,881
National-Oilwell Varco, Inc.†	107,011	7,889,921

		10,123,802

Oil-Field Services - 1.6%

Halliburton Co.	3,884	170,663
Saipem SpA(1)	42,986	1,706,104
Schlumberger, Ltd.	93,249	8,785,921
Smith International, Inc.#	10,700	745,790
Superior Energy Services, Inc.†	1,598	75,170
Weatherford International, Ltd.†	53,200	2,052,456

		13,536,104

Pharmacy Services - 0.9%

Express Scripts, Inc.†	110,299	8,097,050

Pipelines - 0.1%

Williams Cos., Inc.	14,339	442,932

Power Converter/Supply Equipment - 0.3%

Gamesa Corp. Tecnologica SA(1)	17,928	849,300
Vestas Wind Systems A/S†(1)	13,064	1,773,817

		2,623,117

Private Corrections - 0.1%

Corrections Corp. of America†#	24,231	644,545

Public Thoroughfares - 0.2%

Cintra Concesiones de Infraestructuras de Transporte SA#(1)	117,423	1,360,117

Real Estate Investment Trusts - 0.5%

Digital Realty Trust, Inc.#	73,300	3,362,271
Simon Property Group, Inc.	180	17,078
The Link REIT(1)	269,500	636,164

		4,015,513

Real Estate Operations & Development - 0.1%

Sumitomo Realty & Development Co., Ltd.#(1)	31,000	619,846

Retail-Apparel/Shoe - 0.6%

AnnTaylor Stores Corp.†	154,200	3,743,976
Ross Stores, Inc.#	6,207	249,584
The Gap, Inc.	36,647	712,784
Urban Outfitters, Inc.†#	20,616	734,342

		5,440,686

Retail-Auto Parts - 0.5%

Advance Auto Parts, Inc.	104,700	4,506,288

Retail-Building Products - 0.4%

Lowe’s Cos., Inc.	154,700	3,811,808

Retail-Computer Equipment - 0.1%

GameStop Corp., Class A†	11,168	489,940

Retail-Discount - 3.6%

Big Lots, Inc.†#	29,267	865,425
Costco Wholesale Corp.	10,310	691,388
Dollar Tree, Inc.†	2,208	84,699
Family Dollar Stores, Inc.#	347,200	8,652,224
Wal-Mart Stores, Inc.	353,181	20,862,402

		31,156,138

Retail-Drug Store - 0.7%

CVS Caremark Corp.	116,551	4,265,767
Shoppers Drug Mart Corp.	38,446	2,005,941

		6,271,708

Retail-Major Department Stores - 0.3%

TJX Cos., Inc.	67,578	2,449,027

Retail-Regional Department Stores - 0.5%

Kohl’s Corp.†	85,000	4,179,450

Retail-Restaurants - 0.5%

Burger King Holdings, Inc.	1,413	35,070
Chipotle Mexican Grill, Inc., Class A†#	778	53,931
Darden Restaurants, Inc.	72,600	2,126,454
McDonald’s Corp.#	33,335	2,068,437

		4,283,892

Retail-Sporting Goods - 0.0%

Dick’s Sporting Goods, Inc.†#	907	20,761

Satellite Telecom - 0.3%

SES(1)	89,916	2,169,919

Savings & Loans/Thrifts - 0.2%

Hudson City Bancorp, Inc.#	82,919	1,529,026

Schools - 0.2%

Apollo Group, Inc., Class A†	13,300	846,944
DeVry, Inc.	4,721	243,509
ITT Educational Services, Inc.†	3,427	304,695
Strayer Education, Inc.#	312	65,470

		1,460,618

Semiconductor Components-Integrated Circuits - 1.3%

Linear Technology Corp.#	305,500	9,971,520
Marvell Technology Group, Ltd.†	11,405	160,925
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	97,226	944,064

		11,076,509

Semiconductor Equipment - 0.5%

Lam Research Corp.†	128,400	4,719,984

Soap & Cleaning Preparation - 0.3%

Church & Dwight Co., Inc.	2,886	180,375
Reckitt Benckiser Group PLC(1)	42,347	2,141,988

		2,322,363

Steel Pipe & Tube - 0.6%

Valmont Industries, Inc.	46,500	4,963,410

Steel-Producers - 0.0%

Reliance Steel & Aluminum Co.	7,421	423,071

Telecom Equipment-Fiber Optics - 0.6%

Corning, Inc.	247,569	5,085,067

Telecom Services - 0.2%

Amdocs, Ltd.†	23,232	701,374
Embarq Corp.	1,761	83,049
NeuStar Inc., Class A†	24,588	590,358

		1,374,781

Telephone-Integrated - 0.2%

Koninklijke KPN NV(1)	89,100	1,512,771
Windstream Corp.	4,350	54,027

		1,566,798

Television - 0.1%

DISH Network Corp. Class A†	24,166	681,723

Textile-Home Furnishings - 0.3%

Mohawk Industries, Inc.†#	40,600	2,803,430

Therapeutics - 0.0%

BioMarin Pharmaceuticals, Inc.†#	12,000	361,680

Tobacco - 0.0%

Philip Morris International, Inc.	4,454	239,180

Toys - 0.2%

Hasbro, Inc.	1,185	44,319
Nintendo Co., Ltd.(1)	3,963	1,873,088

		1,917,407

Transport-Rail - 1.3%

CSX Corp.	32,749	2,118,205
Union Pacific Corp.#	107,225	8,996,178

		11,114,383

Transport-Services - 0.6%

Stagecoach Group PLC(1)	47,260	274,618
United Parcel Service, Inc., Class B	81,500	5,225,780

		5,500,398

Veterinary Diagnostics - 0.2%

VCA Antech, Inc.†#	58,200	1,789,068

Vitamins & Nutrition Products - 0.0%

Herbalife, Ltd.#	1,838	86,570

Web Portals/ISP - 1.3%

Google, Inc., Class A†	23,222	10,758,520

Wireless Equipment - 4.3%

American Tower Corp., Class A†	344,554	14,240,417
QUALCOMM, Inc.	424,039	22,325,653
Rogers Communications, Inc., Class B	5,121	185,278

		36,751,348

Total Common Stock (cost $852,096,367)		849,335,373

RIGHTS - 0.0%
Building & Construction-Misc. - 0.0%

Leighton Holdings Expires 09/11/08† (cost $0)	950	9,104

Total Long-Term Investment Securities (cost $852,096,367)		849,344,477

SHORT-TERM INVESTMENT SECURITIES - 9.4%
Collective Investment Pool - 8.8%

Securities Lending Quality Trust(2)	76,181,863	76,181,863

Time Deposits - 0.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.50% due 09/02/08	$670,000	670,000

0.85% due 09/02/08	4,366,000	4,366,000

		5,036,000

Total Short-Term Investment Securities (cost $81,217,863)		81,217,863

TOTAL INVESTMENTS (cost $933,314,230) (3)	108.1%	930,562,340
Liabilities in excess of other assets	(8.1)	(69,962,605)

NET ASSETS -	100.0%	$860,599,735

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Security was valued using fair value procedures at August 31, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 4 for cost of investments on a tax basis.

ADR – American Depository Receipts

NY SHRS – New York Shares

SDR – Swedish Depository Receipts

Open Forward Foreign Currency Contracts

Contract to Deliver	In Exchange For		Delivery Date	Gross Unrealized Appreciation
CHF 8,335,899	USD	7,580,295	9/30/2008	$7,318
DKK 31,562,280	USD	6,201,572	9/30/2008	3,869

		Net Unrealized Appreciation		$11,187

Currency Legend

CHF – Swiss Franc

DKK – Danish Krone

USD – United States Dollar

See Notes to Portfolio of Investments

AIG RETIREMENT COMPANY I GROWTH & INCOME FUND

PORTFOLIO OF INVESTMENTS – August 31, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 96.9%
Aerospace/Defense - 3.0%

General Dynamics Corp.	19,300	$1,781,390
Lockheed Martin Corp.	15,200	1,769,888

		3,551,278

Aerospace/Defense-Equipment - 1.0%

United Technologies Corp.	17,700	1,160,943

Applications Software - 2.0%

Microsoft Corp.	84,000	2,292,360

Banks-Super Regional - 3.4%

Bank of America Corp.#	80,600	2,509,884
US Bancorp	46,100	1,468,746

		3,978,630

Beverages-Non-alcoholic - 1.5%

PepsiCo, Inc.	24,800	1,698,304

Brewery - 1.4%

Anheuser-Busch Cos., Inc.	24,400	1,655,784

Chemicals-Diversified - 1.4%

E.I. du Pont de Nemours & Co.#	36,900	1,639,836

Computer Services - 0.9%

Computer Sciences Corp.†	23,300	1,095,799

Computers - 2.6%

Hewlett-Packard Co.	24,200	1,135,464
International Business Machines Corp.	16,000	1,947,680

		3,083,144

Computers-Memory Devices - 0.0%

Seagate Technology †(1)(2)(3)	10,000	0

Cosmetics & Toiletries - 1.5%

Procter & Gamble Co.	25,700	1,793,089

Diversified Manufacturing Operations - 5.2%

General Electric Co.	117,100	3,290,510
Honeywell International, Inc.	32,300	1,620,491
Textron, Inc.	27,800	1,142,580

		6,053,581

Electric-Integrated - 4.2%

FPL Group, Inc.	19,000	1,141,140
PG&E Corp.	28,200	1,165,506
Southern Co.#	35,600	1,335,356
Xcel Energy, Inc.#	61,200	1,255,212

		4,897,214

Electronic Components-Misc. - 1.4%

Tyco Electronics, Ltd.	48,700	1,602,717

Electronic Components-Semiconductors - 1.9%

Intel Corp.	57,200	1,308,164
MEMC Electronic Materials, Inc.†	18,600	913,074

		2,221,238

Enterprise Software/Service - 1.1%

Oracle Corp.†	58,500	1,282,905

Finance-Credit Card - 1.5%

American Express Co.	42,600	1,690,368

Finance-Investment Banker/Broker - 4.6%

Citigroup, Inc.	61,200	1,162,188
JPMorgan Chase & Co.	67,500	2,598,075
Morgan Stanley	38,900	1,588,287

		5,348,550

Food-Misc. - 1.2%

Kraft Foods, Inc., Class A	45,600	1,436,856

Health Care Cost Containment - 1.5%

McKesson Corp.	29,300	1,692,954

Insurance-Multi-line - 2.4%

Hartford Financial Services Group, Inc.	25,700	1,621,156
The Allstate Corp.	25,700	1,159,841

		2,780,997

Investment Management/Advisor Services - 3.2%

Ameriprise Financial, Inc.	42,300	1,901,385
Invesco, Ltd.	70,200	1,799,226

		3,700,611

Medical Instruments - 0.9%

Medtronic, Inc.	20,100	1,097,460

Medical Products - 3.0%

Johnson & Johnson	29,500	2,077,685
Zimmer Holdings, Inc.†	19,300	1,397,127

		3,474,812

Medical-Drugs - 5.4%

Abbott Laboratories	19,400	1,114,142
Eli Lilly & Co.	21,800	1,016,970
Merck & Co., Inc.	34,900	1,244,883
Pfizer, Inc.	86,500	1,653,015
Wyeth	29,200	1,263,776

		6,292,786

Medical-HMO - 1.1%

Aetna, Inc.	28,900	1,246,746

Metal-Diversified - 0.8%

Freeport-McMoRan Copper & Gold, Inc.	11,000	982,520

Multimedia - 1.8%

Time Warner, Inc.	129,800	2,124,826

Networking Products - 1.7%

Cisco Systems, Inc.†	80,100	1,926,405

Non-Hazardous Waste Disposal - 1.5%

Waste Management, Inc.	49,800	1,751,964

Oil Companies-Exploration & Production - 2.3%

Occidental Petroleum Corp.	19,900	1,579,264
XTO Energy, Inc.	23,000	1,159,430

		2,738,694

Oil Companies-Integrated - 8.4%

Chevron Corp.	25,500	2,201,160
ConocoPhillips	29,100	2,401,041
Exxon Mobil Corp.	34,900	2,792,349
Marathon Oil Corp.	54,200	2,442,794

		9,837,344

Oil-Field Services - 2.9%

Global Industries, Ltd.†#	179,900	1,739,633
Schlumberger, Ltd.	17,900	1,686,538

		3,426,171

Paper & Related Products - 1.4%

International Paper Co.#	61,400	1,660,870

Retail-Apparel/Shoe - 3.3%

American Eagle Outfitters, Inc.#	129,600	1,950,480
Limited Brands, Inc.#	93,400	1,942,720

		3,893,200

Retail-Discount - 1.7%

Target Corp.#	36,300	1,924,626

Retail-Drug Store - 1.5%

CVS Caremark Corp.	46,500	1,701,900

Telecom Equipment-Fiber Optics - 1.0%

Corning, Inc.	56,200	1,154,348

Telecommunication Equipment - 1.5%

Harris Corp.	34,200	1,790,712

Telephone-Integrated - 3.3%

AT&T, Inc.	66,900	2,140,131
Verizon Communications, Inc.	49,800	1,748,976

		3,889,107

Tobacco - 2.8%

Altria Group, Inc.	58,200	1,223,946
Philip Morris International, Inc.	37,500	2,013,750

		3,237,696

Vitamins & Nutrition Products - 1.5%

NBTY, Inc.†	52,800	1,755,072

Web Portals/ISP - 0.9%

Google, Inc., Class A†	2,200	1,019,238

Wireless Equipment - 1.3%

QUALCOMM, Inc.	28,900	1,521,585

Total Long-Term Investment Securities (cost $115,984,394)		113,105,240

SHORT-TERM INVESTMENT SECURITIES - 10.5%
Collective Investment Pool - 10.5%
Securities Lending Quality Trust(4) (cost $12,228,254)	12,228,254	12,228,254

REPURCHASE AGREEMENT - 4.2%
Repurchase Agreement - 4.2%
State Street Bank & Trust Co. Joint Repurchase Agreement (cost $4,903,000) (5)	$4,903,000	4,903,000

TOTAL INVESTMENTS (cost $133,115,648) (6)	111.6%	130,236,494
Liabilities in excess of other assets	(11.6)	(13,514,249)

NET ASSETS —	100.0%	$116,722,245

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	Fair valued security; see Note 1
(2)	Illiquid security
(3)	To the extent permitted by the Statement of Additional Information, the Growth & Income Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2008, the Growth & Income Fund held the following restricted securities:

Name	Acquisition Date	Share Amount	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Seagate Technology
Common Stock	10/14/2004	10,000	$0	$0	$0.00	0.00%

(4)	The security is purchased with the cash collateral received from securities loaned.
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

AIG RETIREMENT COMPANY I HEALTH SCIENCES FUND

PORTFOLIO OF INVESTMENTS - August 31, 2008 (Unaudited)

Security Description	Shares	Market Value (Note 1)
COMMON STOCK - 100.4%
Agricultural Chemicals - 1.9%

Monsanto Co.	33,700	$3,850,225

Chemicals-Diversified - 0.4%

Bayer AG(1)	9,492	752,047

Chemicals-Specialty - 0.2%

Symyx Technologies, Inc.†	36,400	402,220

Dental Supplies & Equipment - 0.7%

Dentsply International, Inc.	35,700	1,399,083

Diagnostic Equipment - 1.1%

Gen-Probe, Inc.†	13,600	812,600
Immucor, Inc.†	41,533	1,337,778

		2,150,378

Diagnostic Kits - 0.4%

Idexx Laboratories, Inc.†	12,000	675,600
Qiagen NV†	6,800	144,024

		819,624

Dialysis Centers - 0.4%

DaVita, Inc.†	13,500	774,765

Disposable Medical Products - 0.6%

C.R. Bard, Inc.	13,200	1,233,540

Drug Delivery Systems - 0.7%

Alkermes, Inc.†	111,000	1,484,070

Hazardous Waste Disposal - 0.6%

Stericycle, Inc.†	21,100	1,251,230

Health Care Cost Containment - 1.1%

McKesson Corp.	38,800	2,241,864

Instruments-Scientific - 0.7%

Applied Biosystems, Inc.	8,900	324,761
Waters Corp.†	15,100	1,030,575

		1,355,336

Insurance Brokers - 0.4%

eHealth, Inc.†	32,600	483,784
Tempo Participacoes SA†	123,400	386,098

		869,882

Insurance-Life/Health - 0.3%

Universal American Corp.†	47,300	622,941

Insurance-Multi-line - 0.7%

Assurant, Inc.	23,500	1,373,105

Medical Imaging Systems - 0.1%

Vital Images, Inc.†	6,600	103,620

Medical Information Systems - 0.2%

Cerner Corp.†	8,900	409,845

Medical Instruments - 4.3%

ArthroCare Corp.†	25,200	646,128
Conceptus, Inc.†	94,900	1,603,810
Edwards Lifesciences Corp.†	22,400	1,326,304
Intuitive Surgical, Inc.†	1,900	561,013
Medtronic, Inc.	30,000	1,638,000
Micrus Endovascular Corp.†	18,200	229,320
St. Jude Medical, Inc.†	41,900	1,920,277
Stereotaxis, Inc.†	115,700	794,859

		8,719,711

Medical Labs & Testing Services - 2.0%

Covance, Inc.†	34,000	3,207,560
Diagnosticos da America SA	9,000	205,012
Laboratory Corp. of America Holdings†	8,300	607,145

		4,019,717

Medical Products - 9.4%

Baxter International, Inc.	74,300	5,034,568
Covidien, Ltd.	65,700	3,552,399
Fresenius SE(1)	12,620	1,059,523
Henry Schein, Inc.†	51,100	2,988,328
Johnson & Johnson	10,300	725,429
Nobel Biocare Holding AG(1)	17,985	601,451
Sonova Holding AG(1)	866	62,750
Stryker Corp.	36,600	2,459,154
TomoTherapy, Inc.†	35,200	217,888
Wright Medical Group, Inc.†	26,600	819,014
Zimmer Holdings, Inc.†	16,700	1,208,913

		18,729,417

Medical-Biomedical/Gene - 26.0%

Acorda Therapeutics, Inc.†	46,000	1,294,900
Alexion Pharmaceuticals, Inc.†	181,192	8,168,135
AMAG Pharmaceuticals, Inc.†	2,200	85,118
Amgen, Inc.†	50,700	3,186,495
Basilea Pharmaceutica AG†(1)	2,461	378,612
BioCryst Pharmaceuticals, Inc.†	56,700	191,079
Biogen Idec, Inc.†	8,800	448,184
Celgene Corp.†	51,640	3,578,652
Cell Genesys, Inc.†	35,300	34,594
Charles River Laboratories International, Inc.†	45,200	2,965,572
Cougar Biotechnology, Inc.†	51,100	1,759,884
deCODE genetics, Inc.†	80,700	89,577
Dyadic International, Inc.†	35,800	4,117
Exelixis, Inc.†	68,600	390,334
Genentech, Inc.†	49,600	4,898,000
Gilead Sciences, Inc.†	211,400	11,136,552
Human Genome Sciences, Inc.†	53,500	396,435
Illumina, Inc.†	32,300	2,781,999
Incyte Corp.†	213,800	2,187,174
Intercell AG†(1)	6,300	276,656
InterMune, Inc.†	4,400	83,468
Invitrogen Corp.†	4,400	186,824
Maxygen, Inc.†	22,900	112,897
Millipore Corp.†	12,000	900,120
Myriad Genetics, Inc.†	8,800	600,160
Nanosphere, Inc.†	2,300	21,965
OSI Pharmaceuticals, Inc.†	36,696	1,853,148
Regeneron Pharmaceuticals, Inc.†	30,200	655,944
Seattle Genetics, Inc.†	80,500	897,575
Vertex Pharmaceuticals, Inc.†	93,994	2,524,679

		52,088,849

Medical-Drugs - 21.2%

Abbott Laboratories	20,200	1,160,086
Acadia Pharmaceuticals, Inc.†	64,700	164,985
Allergan, Inc.	28,400	1,586,708
Array Biopharma, Inc.†	14,900	121,733
Biodel, Inc.†	40,100	716,587
Bristol-Myers Squibb Co.	35,800	763,972
Cadence Pharmaceuticals, Inc.†	13,700	135,767
Cardiome Pharma Corp.†	18,200	159,978
Cephalon, Inc.†	51,200	3,922,944

Chugai Pharmaceutical Co., Ltd.(1)	75,300	1,243,104
CombinatoRx, Inc.	41,315	130,555
Cubist Pharmaceuticals, Inc.†	67,300	1,482,619
Elan Corp. PLC ADR†	156,500	2,095,535
Eli Lilly & Co.	3,600	167,940
EPIX Pharmaceuticals, Inc.†	46,600	82,482
Forest Laboratories, Inc.†	4,600	164,174
GlaxoSmithKline Pharmaceuticals, Ltd.(1)	20,400	537,393
Hikma Pharmaceuticals PLC(1)	45,800	349,408
Infinity Pharmaceuticals, Inc.†	35,950	264,952
Ipsen SA(1)	23,731	1,285,693
MAP Pharmaceuticals, Inc.†	8,600	85,140
Merck & Co., Inc.	85,100	3,035,517
Merck KGaA(1)	24,336	2,790,437
Novo-Nordisk A/S(1)	11,200	622,670
Orexigen Therapeutics, Inc.†	20,100	233,763
Pharmasset, Inc.†	53,300	1,126,762
PharMerica Corp.†	50,300	1,190,601
Poniard Pharmaceuticals, Inc.†	68,500	328,800
Progenics Pharmaceuticals, Inc.†	4,800	65,952
Rigel Pharmaceuticals, Inc.†	20,000	473,200
Roche Holding AG(1)	15,533	2,618,430
Schering-Plough Corp.	101,600	1,971,040
Sepracor, Inc.†	41,200	758,080
Shire, Ltd.(1)	32,600	571,027
Shire, Ltd. ADR	30,600	1,624,248
Takeda Pharmaceutical Co., Ltd.(1)	4,000	208,583
UCB SA(1)	16,999	676,046
Valeant Pharmaceuticals International†	52,200	955,782
Wyeth	99,697	4,314,886
XenoPort, Inc.†	49,800	2,431,734

		42,619,313

Medical-Generic Drugs - 3.5%

Barr Pharmaceuticals, Inc.†	33,900	2,289,606
Mylan, Inc.†	5,000	64,450
Sawai Pharmaceutical Co., Ltd.(1)	12,500	552,240
Simcere Pharmaceutical Group ADR†	21,400	278,200
Teva Pharmaceutical Industries, Ltd. ADR	65,982	3,123,588
Towa Pharmaceutical Co., Ltd.(1)	16,800	641,562

		6,949,646

Medical-HMO - 7.6%

Aetna, Inc.	35,700	1,540,098
AMERIGROUP Corp.†	68,800	1,780,544
Centene Corp.†	40,400	912,232
CIGNA Corp.	64,500	2,701,260
Coventry Health Care, Inc.†	27,350	957,797
Health Net, Inc.†	40,100	1,108,765
Humana, Inc.†	47,900	2,222,560
Medial Saude SA	62,100	466,703
Triple-S Management Corp., Class B†	36,000	624,960
UnitedHealth Group, Inc.	5,100	155,295
WellPoint, Inc.†	52,800	2,787,312

		15,257,526

Medical-Hospitals - 1.3%

Bangkok Dusit Medical Service PCL(2)	620,000	660,923
Community Health Systems, Inc.†	33,300	1,149,183
LifePoint Hospitals, Inc.†	26,200	883,988

		2,694,094

Medical-Outpatient/Home Medical - 0.2%

Amedisys, Inc.†	9,200	489,624

Medical-Wholesale Drug Distribution - 1.3%

A&D Pharma Holding NV GDR†	56,700	183,000
Cardinal Health, Inc.	26,600	1,462,468
Profarma Distribuidora de Productos Farmaceuticos SA	83,200	893,251

		2,538,719

MRI/Medical Diagnostic Imaging - 0.1%

Nighthawk Radiology Holdings, Inc.†	11,100	94,683
Virtual Radiologic Corp.†	9,900	127,413

		222,096

Optical Supplies - 1.1%

Alcon, Inc.	12,600	2,145,654

Patient Monitoring Equipment - 0.4%

Masimo Corp.†	11,100	443,667
Mindray Medical International, Ltd., Class A ADR	8,900	346,121

		789,788
Pharmacy Services - 2.6%

Express Scripts, Inc.†	15,000	1,101,150
HealthExtras, Inc.†	37,100	1,209,460
Medco Health Solutions, Inc.†	56,800	2,661,080
Omnicare, Inc.	4,700	151,575

		5,123,265

Physical Therapy/Rehabilitation Centers - 0.2%

Psychiatric Solutions, Inc.†	13,000	490,750

Physicians Practice Management - 0.1%

Healthways, Inc.†	7,200	137,160

Respiratory Products - 0.2%

ResMed, Inc.†	8,000	374,400

Retail-Drug Store - 0.4%

China Nepstar Chain Drugstore, Ltd. ADR	7,000	33,600
CVS Caremark Corp.	6,749	247,013
Shoppers Drug Mart Corp.	8,600	448,710
Walgreen Co.	500	18,215

		747,538

Therapeutics - 8.0%

Alexza Pharmaceuticals, Inc.†	29,100	154,521
Allos Therapeutics, Inc.†	52,777	492,409
Altus Pharmaceuticals, Inc.†	15,900	25,281
Amylin Pharmaceuticals, Inc.†	45,200	993,496
BioMarin Pharmaceuticals, Inc.†	130,800	3,942,312
CV Therapeutics, Inc.†	12,800	147,072
ImClone Systems, Inc.†	36,300	2,337,720
Medarex, Inc.†	7,700	56,826
Neurocrine Biosciences, Inc.†	57,900	299,343
Onyx Pharmaceuticals, Inc.†	41,200	1,683,844

The Medicines Co.†	172,700	$4,206,972
Theravance, Inc.†	46,500	633,795
Transition Therapeutics, Inc.	4,522	39,777
United Therapeutics Corp.†	7,900	838,427
Warner Chilcott, Ltd., Class A†	28,000	448,000

		16,299,795

Total Common Stock
(cost $184,507,970)		201,530,837

PREFERRED STOCK - 0.1%
Medical-Biomedical/Gene - 0.1%

Pacific Biosciences of California, Inc., Series E (Convertible) 8.00%(2)(3)(4) (cost $135,905)	19,415	135,905

WARRANTS - 0.0%
Medical-Biomedical/Gene - 0.0%

Dyadic International, Inc. Expires 05/30/10 (Strike price $6.33)†(3)(4)	4,560	0

Medical-Drugs - 0.0%

Poniard Pharmaceuticals, Inc. Expires 12/03/08 (Strike price $36.00)†(3)(4)	2,000	0
Poniard Pharmaceuticals, Inc. Expires 02/01/11 (Strike price $4.62)†(3)(4)	5,994	0
Poniard Pharmaceuticals, Inc. Expires 04/26/11 (Strike price $4.62)†(3)(4)	61,566	0

Therapeutics - 0.0%

Favrille, Inc. Expires 03/06/11 (Strike price $5.26)†(3)(4)	15,435	0
MannKind Corp. Expires 08/05/10 (Strike price $12.23)†(3)(4)	15,000	0

Total Warrants
(cost $2,304)		0

Total Long-Term Investment Securities
(cost $184,646,179)		201,666,742

SHORT-TERM INVESTMENT SECURITIES - 2.0%
Registered Investment Company - 2.0%

T. Rowe Price Reserve Investment Fund (cost $4,041,588)	4,041,585	4,041,585

TOTAL INVESTMENTS
(cost $188,687,767)(5)	102.5%	205,708,327
Liabilities in excess of other assets	(2.5)	(5,032,612)

NET ASSETS -	100.0%	$200,675,715

†	Non-income producing security
(1)	Security was valued using fair value procedures at August 31, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	Fair valued security; see Note 1
(3)	Illiquid security
(4)	To the extent permitted by the Statement of Additional Information, the Health Sciences Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2008, the Health Sciences Fund held the following restricted securities:

Name	Acquisition Date	Principal/ Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Dyadic International, Inc. (Warrant)
Expires 05/30/10;
Strike price $6.33	12/01/2006	4,560	$0	$0	$0	0.00%
Favrille, Inc. (Warrant)
Expires 03/06/11;
Strike price $5.26	03/09/2006	15,435	1,929	0	0	0.00%
MannKind Corp. (Warrant)
Expires 08/05/10;
Strike price $12.23	08/05/2005	15,000	375	0	0	0.00%
Pacific Biosciences of California, Inc., Series E (Convertible)
8.00%	07/11/2008	19,415	135,905	135,905	7	0.07%
Poniard Pharmaceuticals, Inc. (Warrant)
Expires 12/03/08;
Strike price $36.00	12/05/2003	2,000	0	0	0	0.00%
Poniard Pharmaceuticals, Inc. (Warrant)
Expires 02/01/11
Strike price $4.62	02/01/2006	5,994	0	0	0	0.00%
Poniard Pharmaceuticals, Inc. (Warrant)
Expires 04/26/11
Strike price $4.62	04/26/2006	61,566	0	0	0	0.00%

				$135,905		0.07%

(5)	See Note 4 for cost of investments on a tax basis.
ADR –	American Depository Receipt
GDR –	Global Depository Receipt

Open call option contracts written at August 31, 2008 for the Health Sciences Fund were as follows:

Issue	Expiration Date	Strike Price	Number of Contracts	Premiums Received	Market Value at August 31, 2008	Unrealized Appreciation (Depreciation)
Abbott Laboratories	Jan-09	$60.00	17	$4,301	$3,910	$391
Acorda Therapeutics, Inc.	Jan-09	40.00	26	5,362	2,080	3,282
Acorda Therapeutics, Inc.	Jan-10	50.00	14	7,098	3,850	3,248
Alcon, Inc.	Jan-09	170.00	14	13,757	15,120	(1,363)
Alexion Pharmaceuticals, Inc.	Sep-08	50.00	52	7,752	1,820	5,932
Alexion Pharmaceuticals, Inc.	Sep-08	52.50	14	1,153	350	803
Alexion Pharmaceuticals, Inc.	Jan-09	40.00	134	30,050	112,560	(82,510)
Allergan, Inc.	Jan-09	70.00	21	4,289	1,680	2,609
Amedisys, Inc.	Dec-08	65.00	35	13,927	8,750	5,177
Amedisys, Inc.	Mar-09	65.00	18	8,946	6,480	2,466
AMERIGROUP Corp.	Jan-09	30.00	44	7,489	7,480	9
Amgen, Inc.	Jan-09	50.00	82	34,440	119,310	(84,870)
Amgen, Inc.	Jan-09	60.00	94	20,481	67,210	(46,729)
Amylin Pharmaceuticals, Inc.	Jan-09	35.00	178	29,057	12,460	16,597
Amylin Pharmaceuticals, Inc.	Jan-09	40.00	22	2,248	770	1,478
Assurant, Inc.	Jan-09	70.00	34	10,227	2,550	7,677
Baxter International, Inc.	Jan-09	70.00	50	8,350	16,000	(7,650)
Biogen Idec, Inc.	Jan-09	70.00	9	2,673	675	1,998
C.R. Bard, Inc.	Jan-09	100.00	44	11,308	14,080	(2,772)
Celgene Corp.	Oct-08	70.00	23	4,689	8,740	(4,051)
Celgene Corp.	Jan-09	70.00	48	19,056	34,080	(15,024)
Celgene Corp.	Jan-09	75.00	46	19,182	22,080	(2,898)
Centene Corp.	Sep-08	22.50	25	2,618	3,000	(382)
Centene Corp.	Dec-08	25.00	45	5,780	7,200	(1,420)
Cerner Corp.	Jan-09	55.00	23	2,713	2,415	298
Charles River Laboratories International, Inc.	Jan-09	70.00	43	10,406	12,470	(2,064)
Conceptus, Inc.	Nov-08	20.00	46	8,109	2,760	5,349
Covance, Inc.	Nov-08	100.00	22	6,667	7,700	(1,033)
Covance, Inc.	Jan-09	90.00	35	17,745	36,050	(18,305)
CVS Caremark Corp.	Jan-09	42.50	67	11,040	4,355	6,685
DaVita, Inc.	Jan-09	55.00	45	13,188	26,100	(12,912)
DaVita, Inc.	Jan-09	60.00	90	18,642	29,700	(11,058)
Dentsply International, Inc.	Jan-09	45.00	45	6,845	3,825	3,020
Edwards Lifesciences Corp.	Nov-08	50.00	23	5,336	25,300	(19,964)
Edwards Lifesciences Corp.	Jan-09	60.00	47	9,259	25,850	(16,591)
Express Scripts, Inc.	Jan-09	85.00	22	6,847	4,180	2,667
Genentech, Inc.	Sep-08	80.00	37	8,886	71,040	(62,154)
Genentech, Inc.	Dec-08	110.00	44	6,028	3,960	2,068
Gilead Sciences, Inc.	Oct-08	57.50	130	23,049	14,300	8,749
Gilead Sciences, Inc.	Nov-08	57.50	135	27,945	24,300	3,645
Gilead Sciences, Inc.	Nov-08	60.00	88	16,896	9,680	7,216
Gilead Sciences, Inc.	Jan-09	60.00	45	15,049	8,550	6,499
HealthExtras, Inc.	Dec-08	30.00	31	8,050	14,260	(6,210)
HealthExtras, Inc.	Dec-08	35.00	19	2,033	3,515	(1,482)
Humana, Inc.	Nov-08	55.00	42	7,014	6,090	924
Humana, Inc.	Jan-09	60.00	28	6,356	3,500	2,856
Illumina, Inc.	Jan-09	105.00	37	18,461	15,170	3,291
ImClone Systems, Inc.	Nov-08	45.00	67	16,295	137,350	(121,055)
ImClone Systems, Inc.	Nov-08	50.00	45	14,265	70,650	(56,385)
ImClone Systems, Inc.	Jan-09	50.00	23	8,017	36,800	(28,783)
ImClone Systems, Inc.	Jan-09	60.00	67	15,311	49,580	(34,269)
Immucor, Inc.	Jan-09	35.00	45	7,679	9,900	(2,221)
Intuitive Surgical, Inc.	Jan-09	300.00	8	26,260	25,120	1,140
Intuitive Surgical, Inc.	Jan-10	330.00	10	40,790	56,500	(15,710)
Invitrogen Corp.	Nov-08	45.00	19	3,173	3,420	(247)
Johnson & Johnson	Jan-09	75.00	60	7,320	6,600	720
Laboratory Corp. of America Holdings	Jan-09	70.00	25	12,425	17,750	(5,325)
LifePoint Hospitals, Inc.	Nov-08	35.00	44	11,528	8,580	2,948
McKesson Corp.	Jan-09	60.00	23	7,717	6,785	932
Medco Health Solutions, Inc.	Jan-09	55.00	88	16,230	10,120	6,110
Medco Health Solutions, Inc.	Jan-09	60.00	17	3,660	765	2,895
Medtronic, Inc.	Jan-09	55.00	94	14,758	30,080	(15,322)
Medtronic, Inc.	Feb-09	60.00	21	4,137	3,255	882
Mindray Medical International, Ltd., Class A ADR	Oct-08	40.00	33	7,656	9,075	(1,419)
Monsanto Co.	Jan-09	150.00	22	19,819	6,490	13,329
Myriad Genetics, Inc.	Jan-09	55.00	46	6,766	73,600	(66,834)
Onyx Pharmaceuticals, Inc.	Jan-09	50.00	32	8,936	8,960	(24)
Onyx Pharmaceuticals, Inc.	Feb-09	50.00	23	5,796	8,050	(2,254)
OSI Pharmaceuticals, Inc.	Jan-09	45.00	45	17,526	48,150	(30,624)
OSI Pharmaceuticals, Inc.	Jan-09	50.00	28	8,681	22,400	(13,719)
Psychiatric Solutions, Inc.	Sep-08	35.00	14	3,642	4,480	(838)
Qiagen NV	Jan-09	20.00	68	14,416	19,040	(4,624)
ResMed, Inc.	Oct-08	45.00	46	5,690	15,180	(9,490)
Shire, Ltd. ADR	Jan-09	60.00	66	11,198	15,180	(3,982)
St. Jude Medical, Inc.	Jan-09	50.00	23	5,681	4,485	1,196
Stryker Corp.	Jan-09	75.00	109	14,201	16,350	(2,149)
Teva Pharmaceutical Industries, Ltd. ADR	Dec-08	45.00	85	11,357	37,400	(26,043)
Teva Pharmaceutical Industries, Ltd. ADR	Jan-09	50.00	69	10,649	13,455	(2,806)
United Therapeutics Corp.	Nov-08	110.00	20	19,221	28,800	(9,579)
United Therapeutics Corp.	Nov-08	125.00	18	17,494	15,300	2,194
Valeant Pharmaceuticals International	Mar-09	20.00	65	12,805	12,805	0
Vertex Pharmaceuticals, Inc.	Jan-09	40.00	43	7,421	3,870	3,551
WellPoint, Inc.	Jan-09	60.00	51	12,087	10,455	1,632
Wyeth	Jan-09	50.00	45	9,853	6,075	3,778
Wyeth	Jan-09	55.00	6	994	360	634
XenoPort, Inc.	Sep-08	45.00	22	3,048	11,220	(8,172)
XenoPort, Inc.	Dec-08	50.00	22	6,678	14,740	(8,062)
XenoPort, Inc.	Jan-09	60.00	43	14,928	17,200	(2,272)
Zimmer Holdings, Inc.	Jan-09	80.00	34	11,458	7,820	3,638

			3,967	$1,008,363	$1,731,500	($723,137)

Open put option contracts written at August 31, 2008 for the Health Sciences Fund were as follows:

Issue	Expiration Date	Strike Price	Number of Contracts	Premiums Received	Market Value at August 31, 2008	Unrealized Appreciation (Depreciation)
Abbott Laboratories	Jan-09	$60.00	23	$18,371	$11,270	$7,101
Abbott Laboratories	Jan-10	60.00	9	8,523	7,020	1,503
Acorda Therapeutics, Inc.	Jan-09	30.00	25	11,582	12,500	(918)
Aetna, Inc.	Jan-09	50.00	22	18,194	17,820	374
Aetna, Inc.	Jan-09	55.00	6	3,930	7,440	(3,510)
Aetna, Inc.	Jan-09	60.00	4	4,508	4,960	(452)
Alcon, Inc.	Jan-09	140.00	29	48,762	4,640	44,122
Alcon, Inc.	Jan-09	170.00	13	12,073	12,090	(17)
Alcon, Inc.	Jan-10	170.00	27	70,670	46,710	23,960
Alcon, Inc.	Jan-10	180.00	35	96,952	78,750	18,202
Alcon, Inc.	Jan-10	190.00	23	70,933	65,320	5,613
Alexion Pharmaceuticals, Inc.	Jan-09	32.50	13	8,880	1,235	7,645
Alexion Pharmaceuticals, Inc.	Jan-09	35.00	18	6,363	2,700	3,663
Alexion Pharmaceuticals, Inc.	Jan-09	40.00	90	38,924	26,100	12,824
Alkermes, Inc.	Jan-09	17.50	19	8,493	8,740	(247)
Alkermes, Inc.	Jan-09	20.00	16	11,207	10,880	327
Allergan, Inc.	Jan-09	55.00	9	5,373	3,600	1,773
Allergan, Inc.	Jan-09	60.00	22	19,734	14,740	4,994
Allergan, Inc.	Jan-09	65.00	28	19,836	28,840	(9,004)
Amedisys, Inc.	Mar-09	70.00	25	24,303	47,000	(22,697)
AMERIGROUP Corp.	Jan-09	25.00	31	10,934	8,215	2,719
Amgen, Inc.	Jan-09	50.00	28	10,151	3,080	7,071
Amgen, Inc.	Jan-09	60.00	26	10,170	9,490	680
Amylin Pharmaceuticals, Inc.	Jan-09	25.00	20	6,140	11,200	(5,060)
Amylin Pharmaceuticals, Inc.	Jan-09	30.00	18	8,946	16,740	(7,794)
Amylin Pharmaceuticals, Inc.	Jan-09	35.00	13	7,001	17,680	(10,679)
Amylin Pharmaceuticals, Inc.	Jan-09	40.00	13	10,761	23,790	(13,029)
Amylin Pharmaceuticals, Inc.	Jan-10	25.00	24	17,448	20,400	(2,952)
Assurant, Inc.	Jan-09	70.00	90	83,437	109,800	(26,363)
Astrazeneca Group PLC Sponsored ADR	Jan-09	40.00	36	16,632	2,520	14,112
Barr Pharmaceuticals, Inc.	Feb-09	60.00	4	2,388	700	1,688
Baxter International, Inc.	Jan-09	65.00	36	31,812	10,260	21,552
Baxter International, Inc.	Jan-09	70.00	32	30,851	16,640	14,211
Baxter International, Inc.	Feb-09	75.00	22	15,884	19,580	(3,696)
Baxter International, Inc.	Jan-10	70.00	21	19,887	18,270	1,617
Baxter International, Inc.	Jan-10	75.00	8	8,776	9,200	(424)
Biogen Idec, Inc.	Jan-09	50.00	13	6,214	6,240	(26)
Biogen Idec, Inc.	Jan-09	55.00	24	16,968	18,000	(1,032)
Biogen Idec, Inc.	Jan-09	70.00	26	16,952	50,700	(33,748)
BioMarin Pharmaceuticals, Inc.	Jan-09	25.00	48	24,527	6,720	17,807
BioMarin Pharmaceuticals, Inc.	Jan-09	35.00	7	5,838	4,830	1,008
BioMarin Pharmaceuticals, Inc.	Jan-09	40.00	44	42,065	47,520	(5,455)
BioMarin Pharmaceuticals, Inc.	Jan-09	45.00	27	36,180	41,850	(5,670)
Boston Scientific Corp.	Jan-09	12.50	29	6,003	3,770	2,233
Boston Scientific Corp.	Jan-09	15.00	100	30,200	28,500	1,700
C.R. Bard, Inc.	Jan-09	100.00	8	9,376	7,280	2,096
Cardinal Health, Inc.	Sep-08	60.00	27	10,788	14,040	(3,252)
Cardinal Health, Inc.	Jan-09	70.00	6	6,462	9,120	(2,658)
Celgene Corp.	Oct-08	70.00	19	20,193	7,980	12,213
Celgene Corp.	Jan-09	70.00	21	32,646	14,700	17,946
Celgene Corp.	Jan-09	75.00	26	28,782	25,220	3,562
Celgene Corp.	Jan-09	80.00	26	25,402	33,800	(8,398)
Celgene Corp.	Jan-10	70.00	19	29,410	23,560	5,850
Centene Corp.	Sep-08	22.50	27	4,230	2,700	1,530
Centene Corp.	Dec-08	22.50	36	15,729	8,640	7,089
Cephalon, Inc.	Nov-08	70.00	9	4,473	1,530	2,943
Cephalon, Inc.	Nov-08	80.00	13	8,281	7,800	481
Cephalon, Inc.	Jan-09	60.00	4	2,788	340	2,448
Cephalon, Inc.	Jan-09	70.00	30	19,848	8,400	11,448
Cephalon, Inc.	Jan-09	80.00	40	40,966	28,800	12,166
Cerner Corp.	Jan-09	60.00	12	10,764	17,040	(6,276)
Charles River Laboratories International, Inc.	Jan-09	65.00	10	5,570	3,700	1,870
Charles River Laboratories International, Inc.	Jan-09	70.00	18	15,504	11,520	3,984
CIGNA Corp.	Jan-09	40.00	17	9,171	4,590	4,581
CIGNA Corp.	Jan-09	50.00	18	16,550	16,020	530
CIGNA Corp.	Jan-09	55.00	5	4,135	6,650	(2,515)
Community Health Systems, Inc.	Sep-08	40.00	46	21,443	26,680	(5,237)
Community Health Systems, Inc.	Jan-09	35.00	10	5,202	3,500	1,702
Covance, Inc.	Jan-09	80.00	25	18,425	4,000	14,425
Covance, Inc.	Jan-09	90.00	13	11,931	5,460	6,471
Covance, Inc.	Jan-09	95.00	22	22,594	13,860	8,734
Covidien, Ltd.	Oct-08	50.00	13	6,851	845	6,006
Covidien, Ltd.	Jan-09	55.00	9	6,363	3,420	2,943
Covidien, Ltd.	Jan-10	50.00	26	14,482	11,180	3,302
Covidien, Ltd.	Jan-10	55.00	43	35,568	27,520	8,048
Cubist Pharmaceuticals, Inc.	Jan-09	20.00	40	14,164	5,800	8,364
CVS Caremark Corp.	Jan-09	45.00	45	28,038	38,700	(10,662)
DaVita, Inc.	Jan-09	50.00	9	5,833	1,215	4,618
DaVita, Inc.	Jan-09	55.00	18	8,586	5,310	3,276
DaVita, Inc.	Jan-09	60.00	36	15,330	19,440	(4,110)
Edwards Lifesciences Corp.	Jan-09	55.00	12	4,884	4,080	804
Elan Corp. PLC ADR	Jan-09	22.50	48	24,816	45,600	(20,784)
Elan Corp. PLC ADR	Jan-09	25.00	45	22,815	53,550	(30,735)
Elan Corp. PLC ADR	Jan-09	35.00	1	587	2,180	(1,593)
Elan Corp. PLC ADR	Jan-10	20.00	44	20,108	39,600	(19,492)
Elan Corp. PLC ADR	Jan-10	25.00	66	49,227	84,480	(35,253)
Elan Corp. PLC ADR	Jan-10	30.00	22	22,374	38,280	(15,906)
Eli Lilly & Co.	Jan-09	50.00	27	13,419	14,580	(1,161)
Express Scripts, Inc.	Jan-09	65.00	29	26,746	7,250	19,496
Express Scripts, Inc.	Jan-09	70.00	21	23,037	8,610	14,427
Express Scripts, Inc.	Jan-09	75.00	26	22,762	16,640	6,122
Forest Laboratories, Inc.	Jan-10	40.00	3	2,314	2,160	154
Genentech, Inc.	Jan-09	70.00	4	3,243	320	2,923
Genentech, Inc.	Jan-09	75.00	28	21,921	3,640	18,281
Genentech, Inc.	Jan-09	80.00	9	8,343	1,170	7,173
Genentech, Inc.	Mar-09	100.00	22	14,285	14,080	205
Gen-Probe, Inc.	Jan-09	50.00	22	11,955	2,970	8,985
Genzyme Corp.	Jan-09	75.00	18	15,566	8,100	7,466
Gilead Sciences, Inc.	Nov-08	57.50	26	12,532	16,380	(3,848)
Gilead Sciences, Inc.	Nov-08	60.00	66	51,128	54,120	(2,992)
Gilead Sciences, Inc.	Jan-09	60.00	57	57,583	50,160	7,423
Gilead Sciences, Inc.	Feb-09	57.50	22	13,134	16,280	(3,146)
Gilead Sciences, Inc.	Jan-10	60.00	18	22,646	21,060	1,586
Health Net, Inc.	Jan-09	35.00	18	11,646	14,400	(2,754)
HealthExtras, Inc.	Dec-08	30.00	9	2,183	1,350	833
HealthExtras, Inc.	Dec-08	35.00	22	7,084	9,020	(1,936)
Healthways, Inc.	Jan-09	35.00	26	16,113	42,640	(26,527)
Henry Schein, Inc.	Jan-09	60.00	44	30,168	18,480	11,688
Henry Schein, Inc.	Jan-10	60.00	8	8,236	5,600	2,636
Humana, Inc.	Jan-09	55.00	34	35,798	35,360	438
Humana, Inc.	Jan-09	70.00	2	1,946	4,760	(2,814)
Idexx Laboratories, Inc.	Jan-09	60.00	26	15,901	15,600	301
Illumina, Inc.	Jan-09	70.00	35	39,690	14,000	25,690
Illumina, Inc.	Jan-09	75.00	9	12,343	4,950	7,393
Illumina, Inc.	Jan-09	80.00	9	15,033	6,570	8,463
Illumina, Inc.	Jan-09	90.00	13	22,147	15,860	6,287
Illumina, Inc.	Jan-10	90.00	9	18,160	16,560	1,600
ImClone Systems, Inc.	Jan-10	50.00	22	29,309	2,860	26,449
Immucor, Inc.	Jan-09	30.00	19	7,129	4,370	2,759
Immucor, Inc.	Jan-09	35.00	18	12,184	8,820	3,364
InterMune, Inc.	Jan-09	25.00	130	175,356	146,900	28,456
Invitrogen Corp.	Nov-08	45.00	19	9,946	7,790	2,156
Invitrogen Corp.	Jan-09	40.00	29	11,901	6,090	5,811
Laboratory Corp. of America Holdings	Jan-09	65.00	22	8,294	3,520	4,774
Laboratory Corp. of America Holdings	Jan-09	85.00	5	4,985	6,200	(1,215)
McKesson Corp.	Jan-09	60.00	23	17,871	10,810	7,061
Medco Health Solutions, Inc.	Jan-09	45.00	15	9,138	4,125	5,013
Medco Health Solutions, Inc.	Jan-09	50.00	45	35,977	23,850	12,127
Medco Health Solutions, Inc.	Jan-09	55.00	44	35,575	39,600	(4,025)
Medco Health Solutions, Inc.	Jan-10	55.00	22	25,614	24,860	754
Medtronic, Inc.	Jan-09	55.00	43	12,771	14,190	(1,419)
Merck & Co., Inc.	Jan-09	40.00	27	14,499	15,930	(1,431)
Merck & Co., Inc.	Jan-09	50.00	56	47,381	83,440	(36,059)
Millipore Corp.	Jan-09	80.00	24	21,288	17,760	3,528
Monsanto Co.	Oct-08	140.00	9	22,243	24,030	(1,787)
Monsanto Co.	Jan-09	80.00	34	42,217	6,290	35,927
Monsanto Co.	Jan-09	125.00	52	136,898	98,280	38,618
Monsanto Co.	Jan-09	130.00	65	201,798	144,950	56,848
Monsanto Co.	Jan-09	135.00	30	72,688	77,700	(5,012)
Monsanto Co.	Jan-09	140.00	35	89,561	103,950	(14,389)
Monsanto Co.	Jan-10	120.00	9	23,373	22,860	513
Monsanto Co.	Jan-10	140.00	39	136,154	148,980	(12,826)
Onyx Pharmaceuticals, Inc.	Jan-09	30.00	29	28,332	5,075	23,257
Onyx Pharmaceuticals, Inc.	Jan-09	35.00	29	31,552	9,570	21,982
Onyx Pharmaceuticals, Inc.	Jan-09	45.00	23	30,480	19,320	11,160
Onyx Pharmaceuticals, Inc.	Jan-09	50.00	23	36,312	26,910	9,402
OSI Pharmaceuticals, Inc.	Jan-09	30.00	29	14,838	2,610	12,228
Pfizer, Inc.	Jan-09	25.00	48	11,434	29,520	(18,086)
Schering-Plough Corp.	Jan-09	30.00	42	23,750	45,360	(21,610)
Schering-Plough Corp.	Jan-09	35.00	13	14,051	20,410	(6,359)
Schering-Plough Corp.	Jan-10	15.00	27	10,186	4,050	6,136
Sepracor, Inc.	Jan-09	22.50	22	8,756	11,000	(2,244)
St. Jude Medical, Inc.	Jan-09	45.00	22	6,094	6,380	(286)
Stericycle, Inc.	Feb-09	65.00	17	12,869	13,430	(561)
Stryker Corp.	Jan-09	65.00	22	11,832	7,260	4,572
Stryker Corp.	Jan-09	70.00	12	8,964	6,720	2,244
Stryker Corp.	Jan-09	75.00	56	48,431	50,400	(1,969)
Stryker Corp.	Jan-10	70.00	9	10,323	7,920	2,403
Teva Pharmaceutical Industries, Ltd. ADR	Jan-09	50.00	69	38,102	29,670	8,432
Teva Pharmaceutical Industries, Ltd. ADR	Jan-09	55.00	5	3,985	4,000	(15)
Teva Pharmaceutical Industries, Ltd. ADR	Jan-10	40.00	26	11,882	7,150	4,732
The Medicines Co.	Oct-08	25.00	65	39,245	15,275	23,970
The Medicines Co.	Jan-09	22.50	34	8,907	7,140	1,767
The Medicines Co.	Jan-09	25.00	21	10,728	7,140	3,588
The Medicines Co.	Apr-09	25.00	43	17,932	17,630	302
UnitedHealth Group, Inc.	Jan-09	35.00	35	14,875	20,300	(5,425)
UnitedHealth Group, Inc.	Jan-09	40.00	6	5,322	6,000	(678)
UnitedHealth Group, Inc.	Jan-09	45.00	8	10,106	11,760	(1,654)
Universal American Corp.	Jan-09	12.50	26	4,992	3,640	1,352
Valeant Pharmaceuticals International	Jan-09	30.00	45	31,182	27,000	4,182
Valeant Pharmaceuticals International	Jan-09	35.00	20	21,780	19,200	2,580
Valeant Pharmaceuticals International	Jan-10	20.00	22	12,694	10,780	1,914
Walgreen Co.	Jan-09	40.00	116	43,401	51,040	(7,639)
Walgreen Co.	Jan-09	45.00	23	16,031	10,120	5,911
Waters Corp.	Jan-09	60.00	32	21,146	5,600	15,546
Waters Corp.	Jan-09	65.00	5	3,029	1,650	1,379
WellCare Health Plans, Inc.	Jan-09	35.00	74	98,154	24,420	73,734
WellPoint, Inc.	Jan-09	45.00	17	9,123	2,805	6,318
WellPoint, Inc.	Jan-09	70.00	1	777	1,750	(973)
Wyeth	Jan-09	40.00	32	18,709	6,560	12,149
Wyeth	Jan-09	50.00	63	46,801	51,030	(4,229)
Wyeth	Jan-10	45.00	26	15,782	18,720	(2,938)
Wyeth	Jan-10	50.00	26	19,281	26,520	(7,239)
XenoPort, Inc.	Sep-08	45.00	4	3,028	420	2,608
XenoPort, Inc.	Jan-09	45.00	18	18,284	10,440	7,844
Zimmer Holdings, Inc.	Jan-09	75.00	19	18,283	11,590	6,693
Zimmer Holdings, Inc.	Jan-09	85.00	5	5,135	6,650	(1,515)
Zimmer Holdings, Inc.	Jan-09	90.00	11	13,909	19,580	(5,671)
Zimmer Holdings, Inc.	Jan-10	70.00	29	26,883	19,140	7,743

			5,027	$4,343,369	$3,817,660	$525,709

See Notes to Portfolio of Investments

AIG RETIREMENT COMPANY I INFLATION PROTECTED FUND

PORTFOLIO OF INVESTMENTS - August 31, 2008 (Unaudited)

Security Description	Principal Amount/ Shares	Market Value (Note 1)
CORPORATE BONDS & NOTES - 35.7%
Banks-Money Center - 0.0%

RBS Capital Trust II Sub. Bonds 6.43% due 01/03/34(1)	$50,000	$41,884

Finance-Commercial - 0.1%

CIT Group, Inc. Senior Notes 7.22% due 12/14/16(2)	300,000	201,942

Finance-Consumer Loans - 3.6%

HSBC Finance Corp. Senior Notes 4.13% due 12/15/08	1,500,000	1,498,872
HSBC Finance Corp. Senior Notes 6.19% due 02/10/09(2)	2,500,000	2,470,625
HSBC Finance Corp. Senior Notes 6.66% due 07/10/09(2)	1,067,000	1,053,919
SLM Corp. Senior Notes 5.33% due 10/08/08(2)	1,000,000	998,720
SLM Corp. Senior Notes 5.88% due 05/01/14(2)	130,000	94,340
SLM Corp. Senior Notes 6.30% due 11/21/13(2)	150,000	114,289

		6,230,765

Finance-Investment Banker/Broker - 11.4%

Citigroup Funding, Inc. Company Guar. Notes 6.26% due 05/28/13(2)	5,000,000	4,977,135
Goldman Sachs Group, Inc. Notes 0.00% due 05/08/13(2)(3)	5,000,000	5,025,350
Goldman Sachs Group, Inc. Notes 3.88% due 01/15/09	3,000,000	2,996,688
JP Morgan & Co, Inc. Sub. Notes 6.00% due 01/15/09	2,000,000	2,008,482
Lehman Brothers Holdings, Inc. Notes 3.47% due 04/14/11(2)(4)	400,000	371,536
Lehman Brothers Holdings, Inc. Notes 5.45% due 06/02/09(2)(4)	1,000,000	963,310
Lehman Brothers Holdings, Inc. Notes 6.26% due 11/01/14(2)(4)	1,000,000	736,610
Lehman Brothers Holdings, Inc. Notes 6.59% due 06/10/14(2)(4)	578,000	510,148
Morgan Stanley Senior Notes 5.43% due 02/02/15(2)	1,203,000	1,110,345
Morgan Stanley Senior Notes 6.18% due 06/01/11(2)	150,000	147,801
Morgan Stanley Senior Notes 6.53% due 11/01/13(2)	1,150,000	1,125,850

		19,973,255

Insurance-Life/Health - 14.8%

Jackson National Life Global Funding Notes 6.50% due 05/01/14*(2)	3,042,000	3,008,538
John Hancock Life Insurance Co. Company Guar. Notes 6.75% due 08/15/11(2)	1,000,000	979,660
Monumental Global Funding III Senior Sec. Notes 6.36% due 05/22/18*(2)(3)	5,000,000	5,098,504
Pacific Life Global Funding Bonds 6.36% due 02/06/16*(2)	300,000	295,056
Pacific Life Global Funding Senior Notes 7.14% due 06/02/18*(2)(3)	5,000,000	4,773,000
Principal Life Income Funding Trusts Notes 5.58% due 03/01/12(2)	4,390,000	4,242,979
Principal Life Income Funding Trusts Senior Sec. Notes 5.99% due 07/15/11(2)	2,464,000	2,433,496
Protective Life Secured Trust Sec. Notes 6.53% due 09/10/11(2)	170,000	158,549
Prudential Financial, Inc. Senior Notes 7.77% due 05/23/18(2)	5,000,000	5,009,850

		25,999,632

Special Purpose Entities - 5.8%

Allstate Life Global Funding Trust Senior Sec. Notes 5.23% due 03/01/10(2)	4,150,000	4,137,093
Hartford Life Institutional Funding Senior Notes 7.32% due 05/08/18*(2)	5,000,000	4,992,250
Strats-Daimler Chrysler Bonds 7.02% due 11/15/13*(2)	1,000,000	964,480

		10,093,823

Total Corporate Bonds & Notes (cost $63,431,106)		62,541,301

FOREIGN CORPORATE BONDS & NOTES - 0.6%
Banks-Commercial - 0.6%

BNP Paribas LLC Bank Guar. Notes 5.91% due 04/03/17(2) (cost $1,142,673)	1,174,000	1,107,963

U.S. GOVERNMENT AGENCIES - 10.1%
Federal Farm Credit Bank - 0.9%

Federal Farm Credit Bank 5.13% due 08/25/16	1,500,000	1,561,419

Federal Home Loan Bank - 2.0%

4.50% due 10/14/08	$2,500,000	$2,504,980
5.00% due 11/17/17	1,000,000	1,029,449

		3,534,429

Federal Home Loan Mtg. Corp. - 5.8%

3.63% due 09/15/08	9,000,000	9,002,727
4.50% due 01/15/15	135,000	136,837
5.13% due 11/17/17	500,000	519,669
6.25% due 07/15/32	500,000	579,582

		10,238,815

Federal National Mtg. Assoc. - 1.3%

5.32% due 02/17/09(2)	2,200,000	2,200,000

Tennessee Valley Authority - 0.1%

Tennessee Valley Authority 4.65% due 06/15/35	100,000	93,211

Total U.S. Government Agencies (cost $17,722,100)		17,627,874

U.S. GOVERNMENT TREASURIES - 44.5%
United States Treasury Bonds - 41.4%

1.75% due 01/15/28 TIPS(5)	5,113,003	4,791,042
2.00% due 01/15/26 TIPS(5)	8,822,214	8,637,494
2.38% due 01/15/25 TIPS(5)	1,159,720	1,199,314
3.63% due 04/15/28 TIPS(5)	23,720,054	29,229,416
3.88% due 04/15/29 TIPS(5)	22,273,480	28,564,001
4.75% due 02/15/37	200,000	210,188

		72,631,455

United States Treasury Notes - 3.1%

1.63% due 01/15/15 TIPS(5)	1,385,269	1,405,615
1.88% due 07/15/15 TIPS(5)	3,933,545	4,046,021

		5,451,636

Total U.S. Government Treasuries (cost $79,838,803)		78,083,091

PREFERRED STOCK - 0.9%
Finance-Consumer Loans - 0.9%

SLM Corp. 6.18%(2) (cost $1,732,125)	93,000	1,623,780

Total Long-Term Investment Securities (cost $163,866,807)		160,984,009

SHORT-TERM INVESTMENT SECURITIES - 7.5%
Time Deposits - 7.5%

Euro Time Deposit with State Street Bank & Trust Co. 1.35% due 09/02/08 (cost $13,188,000)	13,188,000	13,188,000

TOTAL INVESTMENTS (cost $177,054,807)(6)	99.3%	174,172,009
Other assets less liabilities	0.7	1,197,003

NET ASSETS	100.0%	$175,369,012

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2008, the aggregate value of these securities was $19,131,828 representing 10.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Perpetual maturity. Maturity date reflects the next call date.
(2)	Floating rate security where the rate fluctuates based on the Consumer Price Index.
(3)	Fair valued security; see Note 1
(4)	Subsequent to August 31, 2008, the company has filed for Chapter 11 bankruptcy protection and is in default.
(5)	Principal amount of security is adjusted for inflation.
(6)	See Note 4 for cost of investments on a tax basis.
TIPS –	Treasury Inflation Protected Securities

See Notes to Portfolio of Investments

AIG RETIREMENT COMPANY I INTERNATIONAL EQUITIES FUND

PORTFOLIO OF INVESTMENTS - August 31, 2008 (Unaudited)

Security Description	Shares/ Principal Amount(6)	Market Value (Note 1)(7)
COMMON STOCK - 90.5%
Australia - 5.8%

AGL Energy, Ltd.#	33,786	$442,723
Alumina, Ltd.#(1)	85,163	270,579
Amcor, Ltd.	64,261	301,019
AMP, Ltd.	142,781	845,512
Aristocrat Leisure, Ltd.#	24,654	123,880
Asciano Group#	42,547	176,261
ASX, Ltd.	13,047	392,651
Australia and New Zealand Banking Group, Ltd.	146,342	2,061,368
Axa Asia Pacific Holdings, Ltd.	64,537	284,865
Babcock & Brown, Ltd.#	20,393	42,265
Bendigo Bank, Ltd.#	20,532	201,877
BHP Billiton, Ltd.#	255,383	9,000,298
Billabong International, Ltd.#	12,691	138,437
BlueScope Steel, Ltd.	57,868	455,490
Boart Longyear Group	108,802	183,064
Boral, Ltd.#	44,443	243,930
Brambles, Ltd.	106,715	700,026
Caltex Australia, Ltd.#	10,300	110,570
CFS Retail Property Trust#	112,533	207,451
Coca-Cola Amatil, Ltd.	42,042	308,154
Cochlear, Ltd.	4,238	198,487
Commonwealth Bank of Australia	100,948	3,634,629
Computershare, Ltd.	35,974	277,507
Crown, Ltd.	34,205	266,487
CSL, Ltd.	45,512	1,589,262
CSR, Ltd.#	74,990	169,758
Dexus Property Group	223,851	280,566
Fairfax Media, Ltd.#	103,982	250,135
Fortescue Metals Group, Ltd.†#	96,007	622,660
Foster’s Group, Ltd.	146,420	700,599
Goodman Fielder, Ltd.	101,220	127,399
GPT Group#	167,667	247,387
Harvey Norman Holdings, Ltd.	40,578	128,220
Incitec Pivot, Ltd.	4,600	623,478
Insurance Australia Group, Ltd.	143,151	486,036
Leighton Holdings, Ltd.#	11,341	447,730
Lend Lease Corp., Ltd.#	27,555	226,788
Lion Nathan, Ltd.	22,506	171,846
Macquarie Airports Management, Ltd.	52,462	142,576
Macquarie Goodman Group	117,757	316,982
Macquarie Group, Ltd.#	20,925	778,588
Macquarie Infrastructure Group	182,577	339,733
Macquarie Office Trust#	156,604	138,511
Metcash, Ltd.	58,441	196,107
Mirvac Group	79,783	197,316
National Australia Bank, Ltd.	124,238	2,577,185
Newcrest Mining, Ltd.	34,505	815,967
OneSteel, Ltd.#	63,581	371,361
Orica, Ltd.	27,003	573,362
Origin Energy, Ltd.	66,876	925,999
OZ Minerals, Ltd.	225,737	335,937
Paladin Energy, Ltd.†#	42,003	208,562
Perpetual, Ltd.#	2,896	110,552
Qantas Airways, Ltd.	70,829	202,655
QBE Insurance Group, Ltd.	67,622	1,385,839
Rio Tinto, Ltd.#	21,746	2,348,434
Santos, Ltd.#	45,330	780,521
Sims Group, Ltd.	11,686	342,769
Sonic Healthcare, Ltd.	24,172	298,874
St George Bank, Ltd.	42,724	1,102,599
Stockland	111,813	499,451
Suncorp-Metway, Ltd.#	72,821	705,723
TABCORP Holdings, Ltd.#	40,046	292,591
Tattersall’s, Ltd.#	86,803	194,903
Telstra Corp., Ltd.	331,646	1,233,327
Toll Holdings, Ltd.#	46,900	278,034
Transurban Group#	88,303	408,291
Wesfarmers, Ltd.#	49,274	1,294,192
Wesfarmers, Ltd. PPS#	11,008	296,481
Westfield Group	133,544	1,962,018
Westpac Banking Corp.	143,003	2,855,815
Woodside Petroleum, Ltd.#	36,672	1,969,175
Woolworths, Ltd.	92,657	2,229,520
WorleyParsons, Ltd.	11,477	361,787

		56,011,131

Austria - 0.7%

Andritz AG	17,296	1,069,844
Erste Bank der Oesterreichischen Sparkassen AG#	6,990	420,508
Immoeast AG†	75,142	482,896
Immofinanz AG	16,871	153,477
Meinl European Land, Ltd.†#	48,731	496,104
Oesterreichische Elektrizitaetswirtschafts AG	2,838	214,528
OMV AG	6,077	389,164
Raiffeisen International Bank Holding AG#	22,606	2,488,712
Strabag SE	1,890	117,231
Telekom Austria AG	12,702	274,560
Voestalpine AG	4,239	229,733
Wiener Staedtische Versicherung AG	1,414	88,408
Wienerberger AG#	3,089	81,897

		6,507,062

Belgium - 1.3%

Belgacom SA	62,709	2,496,653
Colruyt SA	1,074	293,257
Compagnie Nationale a Portefeuille	7,409	540,496
Delhaize Group	16,572	1,067,593
Dexia SA#	80,921	1,151,231
Dexia Strip VVPR†	1,290	19
Fortis	124,598	1,733,908
Group Bruxelles Lambert SA	2,971	309,263
InBev NV	36,246	2,518,053
KBC Ancora	13,716	997,093
KBC Groep NV	5,885	562,055
Mobistar SA	1,141	84,328
Solvay SA#	2,183	267,266
UCB SA	3,714	145,621
Umicore	4,582	200,863

		12,367,699

Bermuda - 0.3%

C C Land Holdings, Ltd.	74,000	31,451
Cheung Kong Infrastructure Holdings, Ltd.	33,636	145,654
Chinese Estates Holdings, Ltd.	71,000	99,379
Esprit Holdings, Ltd.	80,400	665,045
Frontline, Ltd.	1,920	115,248
Kerry Properties, Ltd.	48,500	231,501
Li & Fung, Ltd.	170,600	522,032

Mongolia Energy Co., Ltd.†	253,000	233,506
Noble Group, Ltd.	119,600	161,936
NWS Holdings, Ltd.	62,000	137,135
Orient Overseas International, Ltd.	16,983	58,157
Pacific Basin Shipping, Ltd.	127,000	172,358
SeaDrill, Ltd.	10,300	281,185
Shangri-La Asia, Ltd.	98,000	188,020
Yue Yuen Industrial Holdings, Ltd.	51,000	141,525

		3,184,132

Cayman Islands - 0.1%

ASM Pacific Technology, Ltd.	14,800	100,586
Foxconn International Holdings, Ltd.†	161,000	119,902
Hutchison Telecommunications International, Ltd.†	127,000	158,539
Kingboard Chemical Holdings, Ltd.	42,000	190,356
Lee & Man Paper Manufactoring, Ltd.	34,800	34,735
Lifestyle International Holdings, Ltd.	52,000	66,159

		670,277

Denmark - 0.9%

AP Moller - Maersk A/S, Series A	21	234,681
AP Moller - Maersk A/S, Series B	124	1,386,627
Carlsberg A/S	11,949	1,059,887
Coloplast A/S	922	66,051
Danisco A/S#	17,755	1,186,702
Danske Bank A/S	29,209	825,569
DSV A/S#	7,126	137,700
FLSmidth & Co. A/S	1,979	158,040
Jyske Bank A/S†	1,875	105,170
Novo-Nordisk A/S	35,344	1,964,968
Novozymes A/S#	1,706	171,066
Rockwool International A/S#	305	29,552
Sydbank A/S	2,400	78,394
Topdanmark A/S†#	581	85,645
TrygVesta A/S#	1,050	71,432
Vestas Wind Systems A/S†	11,237	1,525,749
William Demant Holding A/S†#	941	45,481

		9,132,714

Finland - 1.4%

Cargotec Corp., Class B	1,309	40,169
Elisa Oyj#	5,203	110,878
Fortum Oyj	30,275	1,242,388
Kesko Oyj, Class B	2,432	74,947
Kone Oyj, Class B	5,639	174,470
Metso Corp.	4,698	183,344
Neste Oil Oyj#	4,721	112,584
Nokia Oyj	319,558	8,039,975
Nokian Renkaat Oyj	3,908	139,740
Orion Oyj	3,266	61,556
Outokumpu Oyj	21,528	516,427
Pohjola Bank PLC, Class A	44,735	724,164
Rautaruukki Oyj	20,881	709,982
Sampo Oyj, Class A	15,759	396,379
Sanoma-WSOY Oyj#	2,988	59,158
Stora Enso Oyj, Class R	21,411	214,110
UPM-Kymmene Oyj	19,144	327,547
Wartsila Oyj, Class B	5,774	331,630
YIT Oyj	4,684	72,926

		13,532,374

France - 8.8%

Accor SA#	42,357	2,801,936
Aeroports de Paris#	1,094	95,239
Air France-KLM	4,973	119,022
Air Liquide	9,091	1,105,770
Alcatel SA†	104,673	634,587
Alstom	9,702	987,707
Atos Origin SA	2,568	138,081
AXA SA	145,977	4,684,338
BNP Paribas SA	77,496	6,993,691
Bouygues SA	8,983	541,568
Bureau Veritas SA	1,495	84,706
Cap Gemini SA	27,793	1,643,534
Carrefour SA	77,188	4,072,939
Casino Guichard-Perrachon SA	2,248	220,098
Christian Dior SA	2,009	213,894
Cie Generale de Geophysique-Veritas†	12,836	527,679
CNP Assurances	15,346	1,846,270
Compagnie de St. Gobain	50,611	3,097,572
Compagnie Generale des Etablissements Michelin, Class B	7,854	508,765
Credit Agricole SA	32,793	698,987
Dassault Systemes SA#	2,364	143,367
Dexia SA Strip VVPR	1,290	38
Eiffage SA#	1,372	91,179
Electricite de France	27,362	2,338,593
Eramet	705	386,558
Essilor International SA#	19,316	1,027,398
Eurazeo	3,587	353,471
Eutelsat Communications†	6,471	179,512
France Telecom SA#	187,185	5,525,695
Gaz de France SA#	72,429	4,175,238
Gecina SA	8,880	1,100,047
Groupe Danone	20,019	1,393,315
Hermes International#	2,540	361,365
ICADE	724	67,870
Imerys SA#	3,743	239,785
JC Decaux SA#	2,444	54,093
Klepierre	2,623	105,057
L’Oreal SA#	8,999	894,177
Lafarge SA#	17,560	2,116,941
Lagardere SCA	4,443	248,247
Legrand SA#	12,911	330,293
LVMH Moet Henessy Louis Vuitton SA	9,024	959,602
M6-Metropole Television	2,368	52,821
Natixis#	116,090	981,858
Neopost SA#	1,168	121,871
PagesJaunes Groupe SA#	35,542	508,662
Pernod Ricard SA#	6,055	566,468
Peugeot SA	5,608	266,265
PPR#	2,831	329,672
Publicis Groupe#	28,774	964,137
Renault SA	19,581	1,637,889
Safran SA#	6,908	122,675
Sanofi-Aventis#	38,737	2,750,088

Schneider Electric SA	8,130	818,526
SCOR SE	18,767	432,412
Societe BIC SA#	991	59,841
Societe Generale	20,765	2,014,939
Societe Television Francaise 1#	4,313	74,898
Sodexho Alliance SA	3,514	237,643
Suez Environnement SA†	9,917	284,864
Suez SA (Brussels)†	13,468	198
Technip SA	3,756	308,433
Thales SA	3,288	185,659
Total SA	172,542	12,404,470
Unibail-Rodamco	3,011	627,982
Valeo SA#	2,734	97,680
Vallourec SA	1,954	544,885
Veolia Environnement#	13,900	748,366
Vinci SA#	15,278	868,001
Vivendi	62,737	2,426,317
Wendel#	5,349	592,419
Zodiac SA#	1,537	77,114

		84,215,277

Germany - 8.3%

Adidas AG	48,729	2,861,389
Allianz SE	37,000	6,179,906
Arcandor AG†#	3,389	26,889
BASF AG	130,590	7,528,077
Bayer AG	35,042	2,776,363
Bayerische Motoren Werke AG	12,192	499,585
Beiersdorf AG	3,248	188,627
Bilfinger Berger AG	5,423	381,916
Celesio AG	19,977	765,323
Commerzbank AG#	74,703	2,199,494
Continental AG (Frankfurt)†	5,494	595,632
Continental AG (Xetra)#	165	17,922
DaimlerChrysler AG	59,217	3,461,092
Deutsche Bank AG	20,136	1,721,598
Deutsche Boerse AG	9,324	884,574
Deutsche Lufthansa AG	8,428	181,368
Deutsche Post AG (London)†	4,152	97,436
Deutsche Post AG (Sweden)	26,992	631,463
Deutsche Postbank AG	12,068	788,678
Deutsche Telekom AG	291,582	4,835,143
E.ON AG	147,405	8,612,723
Fraport AG#	1,349	86,863
Fresenius Medical Care AG	7,011	376,726
Fresenius SE	4,639	389,471
GEA Group AG	5,541	174,630
Hamburger Hafen und Logistik AG	901	56,414
Hannover Rueckversicherung AG	2,220	95,006
HeidelbergCement AG	920	103,765
Henkel AG & Co. KGaA	57,334	2,004,925
Hochtief AG	1,548	130,757
Hypo Real Estate Holding AG#	5,924	144,822
Infineon Technologies AG†	27,608	236,083
IVG Immobilien AG	3,415	63,011
K+S AG	7,285	882,667
Linde AG	8,174	1,029,828
MAN AG	11,907	1,167,391
Merck KGaA	21,920	2,513,411
Metro AG	4,175	232,844
Muenchener Rueckversicherungs-Gesellschaft AG	24,637	3,836,626
Puma AG Rudolf Dassler Sport	3,865	1,218,448
Q-Cells AG†#	2,229	224,126
Rheinmetall AG	2,599	166,070
RWE AG	22,050	2,378,339
Salzgitter AG	1,913	294,651
SAP AG	74,506	4,172,767
Siemens AG	49,385	5,372,673
Solarworld AG#	3,086	161,150
ThyssenKrupp AG	53,199	2,664,031
TUI AG#	7,861	156,434
United Internet AG	15,542	227,216
Volkswagen AG#	8,912	2,664,135
Wacker Chemie AG	2,823	519,738

		78,980,216

Greece - 0.5%

Alpha Bank A.E.	76,414	1,939,666
Coca-Cola Hellenic Bottling Co. SA	17,247	425,140
EFG Eurobank Ergasias	11,621	235,582
Hellenic Petroleum SA	17,573	219,138
Hellenic Telecommunications Organization SA	9,922	211,504
Marfin Financial Group SA Holdings†	22,012	139,175
National Bank of Greece SA	18,270	813,530
OPAP SA	8,221	288,623
Piraeus Bank SA	11,494	309,358
Public Power Corp. SA	3,842	96,681
Titan Cement Co. SA	2,124	78,724

		4,757,121

Hong Kong - 1.6%

Bank of East Asia, Ltd.	108,000	427,382
BOC Hong Kong Holdings, Ltd.	281,500	627,537
Cathay Pacific Airways, Ltd.	89,000	165,062
Cheung Kong Holdings, Ltd.	105,562	1,506,455
CITIC International Financia Holdings, Ltd.†	153,000	122,962
CLP Holdings, Ltd.	155,500	1,265,807
Hang Lung Group, Ltd.	66,000	281,590
Hang Lung Properties, Ltd.	157,000	497,533
Hang Seng Bank, Ltd.	58,188	1,150,287
Henderson Land Development Co., Ltd.	81,569	493,047
Hong Kong & China Gas Co., Ltd.	303,744	682,981
Hong Kong Aircraft Engineering Co., Ltd.	5,200	57,982
Hong Kong Exchanges & Clearing, Ltd.	77,600	1,004,764
HongKong Electric Holdings, Ltd.	106,000	672,322
Hopewell Holdings, Ltd.	47,955	184,153
Hutchison Whampoa, Ltd.	162,000	1,505,264
Hysan Development Co., Ltd.	44,000	120,593
MTR Corp., Ltd.	106,500	343,596
New World Development Co., Ltd.	184,000	279,728
PCCW, Ltd.	283,657	177,360
Shun Tak Holdings, Ltd.	80,000	46,824

Sino Land Co., Ltd.	128,000	224,518
Sun Hung Kai Properties, Ltd.	107,282	1,467,706
Swire Pacific, Ltd., Class A	62,316	621,899
Television Broadcasts, Ltd.	20,926	117,372
The Link REIT	162,691	384,038
Wharf Holdings, Ltd.	104,000	376,898
Wheelock & Co., Ltd.	70,000	167,325
Wing Hang Bank, Ltd.	13,745	156,320
Wing Lung Bank	6,100	116,454

		15,245,759

Ireland - 0.6%

Allied Irish Banks PLC	90,393	1,154,653
Anglo Irish Bank Corp. PLC	89,701	774,433
Bank of Ireland	99,799	807,501
CRH PLC	19,756	518,369
Elan Corp PLC†	27,856	385,050
Irish Life & Permanent PLC	9,883	91,085
Kerry Group PLC	60,871	1,652,838
Ryanair Holdings PLC†	7,244	26,583
Ryanair Holdings PLC ADR†#	1,284	29,224

		5,439,736

Isle of Man - 0.0%

Genting International PLC†#	219,000	78,472

Italy - 4.3%

A2A SpA#	707,118	2,209,841
Alleanza Assicurazioni SpA#	164,320	1,557,713
Assicurazione Generali SpA#	58,174	1,938,747
Atlantia SpA	9,482	250,317
Autogrill SpA#	3,733	46,375
Banca Carige SpA#	26,695	89,492
Banca Intesa SpA	580,387	2,808,093
Banca Monte dei Paschi di Siena SpA#	90,959	239,308
Banca Popolare di Milano Scarl	14,503	145,199
Banco Popolare Scarl	78,769	1,502,559
Bulgari SpA#	5,515	56,404
Enel SpA	159,411	1,466,607
ENI SpA	296,318	9,648,235
Fiat SpA#	120,041	1,849,770
Finmeccanica SpA#	36,392	974,419
Fondiaria-Sai SpA	2,534	70,520
IFIL Investments SpA#	11,454	74,448
Intesa Sanpaolo SpA	1,120,234	6,019,845
Italcementi SpA	3,877	44,520
Italcementi SpA RNC#	2,604	36,524
Lottomatica SpA#	2,238	68,948
Luxottica Group SpA#	5,107	128,889
Mediaset SpA#	28,248	205,785
Mediobanca SpA	18,097	257,605
Mediolanum SpA#	8,025	34,686
Parmalat SpA	61,382	169,330
Pirelli & C. SpA#	699,541	472,976
Prysmian SpA	3,986	97,962
Saipem SpA	9,749	386,936
Snam Rete Gas SpA	28,767	180,072
Telecom Italia SpA (Chi-X)	1,624,248	2,631,063
Telecom Italia SpA (Milan)#	221,893	282,782
Terna Rete Elettrica Nazionale SpA	44,081	177,346
UniCredit Italiano SpA	648,541	3,511,487
Unione di Banche Italiane Scpa#	56,312	1,263,409
Unipol Gruppo Finanziario SpA#	24,485	61,303

		40,959,515

Japan - 18.5%

ACOM Co., Ltd.	2,679	74,229
Advantest Corp.#	6,220	130,136
Aeon Co., Ltd.	26,830	307,768
Aeon Credit Service Co., Ltd.#	3,300	37,752
Aeon Mall Co., Ltd.	2,600	74,837
AIFUL Corp.#	3,150	25,278
Aioi Insurance Co., Ltd.	19,000	93,504
Aisin Seiki Co., Ltd.	68,000	1,781,139
Ajinomoto Co., Inc.#	27,807	252,808
Alfresa Holdings Corp.	1,300	84,669
All Nippon Airways Co., Ltd.	27,000	99,921
Alps Electric Co., Ltd.#	7,249	65,744
Amada Co., Ltd.	15,863	95,855
Aozora Bank, Ltd.	27,000	52,721
Asahi Breweries, Ltd.#	48,195	889,394
Asahi Glass Co., Ltd.	42,249	449,896
Asahi Kasei Corp.	49,549	231,937
Asics Corp.	6,000	53,031
Astellas Pharma, Inc.	20,700	932,290
Bank of Kyoto, Ltd.	13,000	135,536
Benesse Corp.	3,114	136,486
Bridgestone Corp.	85,600	1,437,441
Brother Industries, Ltd.#	9,900	110,139
Canon Marketing Japan, Inc.	2,800	45,976
Canon, Inc.	44,800	2,004,631
Casio Computer Co., Ltd.	9,892	110,454
Central Japan Railway Co.	65	677,614
Chubu Electric Power Co., Inc.	27,800	662,659
Chugai Pharmaceutical Co., Ltd.	9,376	154,785
Chuo Mitsui Trust Holdings, Inc.	41,000	224,649
Citizen Watch Co., Ltd.#	13,547	93,382
Coca-Cola West Japan Co., Ltd.#	2,300	53,446
Cosmo Oil Co., Ltd.#	23,000	67,617
Credit Saison Co., Ltd.	6,854	139,314
CSK Holdings Corp.#	3,000	47,353
Dai Nippon Printing Co., Ltd.	25,000	353,029
Daicel Chemical Industries, Ltd.	11,427	57,920
Daido Steel Co., Ltd.#	12,000	66,611
Daihatsu Motor Co., Ltd.#	59,000	728,069
Daiichi Sankyo Co., Ltd.	29,300	885,122
Daikin Industries, Ltd.#	11,010	372,641
Dainippon Ink and Chemicals, Inc.	24,180	53,547
Dainippon Sumitomo Pharma Co., Ltd.#	7,000	62,102
Daito Trust Construction Co., Ltd.	3,353	138,485
Daiwa House Industry Co., Ltd.#	22,070	216,728
Daiwa Securities Group, Inc.	56,045	431,010
Dena Co., Ltd.#	13	63,649
Denki Kagaku Kogyo Kabushiki Kaisha	20,226	56,788
Denso Corp.	20,400	527,394
Dentsu, Inc.#	81	162,953
Dowa Mining Co., Ltd.	11,000	61,354

East Japan Railway Co.	142	1,129,775
Eisai Co., Ltd.#	10,506	418,085
Electric Power Development Co., Ltd.	5,600	206,195
Elpida Memory, Inc.†#	4,600	99,196
FamilyMart Co., Ltd.#	20,456	832,719
Fanuc, Ltd.	8,000	593,830
Fast Retailing Co., Ltd.#	17,000	1,712,533
Fuji Electric Holdings Co., Ltd.#	23,000	54,451
Fuji Heavy Industries, Ltd.#	135,000	775,568
Fuji Television Network, Inc.	19	27,274
FUJIFILM Holdings Corp.	20,473	563,127
Fujitsu, Ltd.	152,448	1,052,669
Fukuoka Financial Group, Inc.	32,000	111,979
Furukawa Electric Co., Ltd.	27,000	139,883
Gunma Bank, Ltd.#	17,000	95,868
Hakuhodo DY Holdings, Inc.#	970	49,431
Hankyu Hanshin Holdings, Inc.	50,600	223,149
Haseko Corp.	54,000	54,716
Hikari Tsushin, Inc.	1,100	28,037
Hino Motors, Ltd.#	11,000	53,561
Hirose Electric Co., Ltd.#	1,381	134,348
Hisamitsu Pharmaceutical Co., Inc.#	2,800	124,762
Hitachi Chemical Co., Ltd.	4,300	78,052
Hitachi Construction Machinery Co., Ltd.	4,500	105,224
Hitachi High-Technologies Corp.	2,900	53,653
Hitachi Metals, Ltd.#	85,000	1,269,788
Hitachi, Ltd.	260,849	1,920,219
Hokkaido Electric Power Co., Inc.	8,100	181,191
Hokuhoku Financial Group, Inc.#	49,177	117,426
Hokuriku Electric Power Co.	7,400	184,548
Honda Motor Co., Ltd.	69,300	2,256,086
Hoya Corp.	17,300	351,511
Ibiden Co., Ltd.	5,700	168,278
Idemitsu Kosan Co., Ltd.#	1,000	88,660
IHI Corp.	54,596	92,918
Inpex Holdings, Inc.	35	378,642
Isetan Mitsukoshi Holdings, Ltd.†	13,834	153,881
Isuzu Motors, Ltd.	53,000	199,156
Ito En, Ltd.#	2,600	39,771
ITOCHU Corp.	63,000	507,010
ITOCHU Techno-Solutions Corp.	1,300	35,790
J Front Retailing Co., Ltd.#	21,000	113,404
Jafco Co., Ltd.#	1,500	51,704
Japan Airlines Corp.†#	37,000	78,550
Japan Petroleum Exploration Co.	1,200	79,505
Japan Prime Reality Investment Corp.	23	49,955
Japan Real Estate Investment Corp.	18	167,746
Japan Retail Fund Investment Corp.	15	62,174
Japan Steel Works, Ltd.#	225,000	3,901,624
Japan Tobacco, Inc.	1,069	5,087,577
JFE Holdings, Inc.#	21,900	921,060
JGC Corp.	104,282	1,997,817
JS Group Corp.	11,175	151,710
JSR Corp.	7,500	128,268
JTEKT Corp.	8,100	102,942
Jupiter Telecommunications Co.	102	77,884
Kajima Corp.#	35,000	107,383
Kamigumi Co., Ltd.	11,135	85,931
Kaneka Corp.	13,081	82,517
Kansai Paint Co., Ltd.	10,000	63,085
Kao Corp.	22,000	622,608
Kawasaki Heavy Industries, Ltd.#	62,842	138,895
Kawasaki Kisen Kaisha, Ltd.#	25,631	182,729
KDDI Corp.	122	710,010
Keihin Electric Express Railway Co., Ltd.#	18,582	118,543
Keio Corp.#	24,000	133,390
Keisei Electric Railway Co., Ltd.#	12,000	66,448
Keyence Corp.	1,600	325,708
Kikkoman Corp.	7,531	93,536
Kinden Corp.	5,036	48,016
Kintetsu Corp.#	68,072	211,286
Kirin Brewery Co., Ltd.	32,937	494,750
Kobe Steel, Ltd.	111,000	266,594
Komatsu, Ltd.	114,700	2,407,506
Konami Corp.#	4,161	127,155
Konica Minolta Holdings, Inc.	19,836	272,802
Kubota Corp.	121,000	843,365
Kuraray Co., Ltd.	14,461	150,868
Kurita Water Industries, Ltd.#	4,710	153,051
Kyocera Corp.#	6,743	564,498
Kyowa Hakko Kogyo Co., Ltd.#	10,671	116,225
Kyushu Electric Power Co., Inc.	15,900	350,617
Lawson, Inc.	48,900	2,247,706
Leopalace21 Corp.	5,300	53,462
Mabuchi Motor Co., Ltd.#	1,300	60,766
Makita Corp.	39,100	1,009,571
Marubeni Corp.	69,000	428,760
Marui Co., Ltd.#	10,696	77,986
Maruichi Steel Tube, Ltd.	1,600	47,812
Matsushita Electric Industrial Co., Ltd.	157,000	3,229,148
Matsushita Electric Works, Ltd.#	16,000	148,524
Mazda Motor Corp.#	39,000	208,160
MEDICEO Holdings Co., Ltd.	6,100	91,865
Meiji Dairies Corp.#	11,000	62,895
Millea Holdings, Inc.#	68,800	2,336,824
Minebea Co., Ltd.	15,125	66,841
Mitsubishi Chemical Holdings Corp.	53,420	300,621
Mitsubishi Corp.	123,901	3,431,210
Mitsubishi Electric Corp.	81,000	690,434
Mitsubishi Estate Co., Ltd.	98,750	2,189,419
Mitsubishi Gas Chemical Co., Inc.	16,864	95,520
Mitsubishi Heavy Industries, Ltd.#	254,000	1,212,880
Mitsubishi Logistics Corp.#	4,000	45,299
Mitsubishi Materials Corp.	48,000	171,419
Mitsubishi Motors Corp.†#	151,000	224,581
Mitsubishi Rayon Co., Ltd.#	22,042	59,571
Mitsubishi Tanabe Pharma Corp.	10,000	140,526
Mitsubishi UFJ Financial Group, Inc.	437,380	3,330,752
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,440	85,648
Mitsui & Co., Ltd.	257,331	4,417,976
Mitsui Chemicals, Inc.#	27,000	132,934
Mitsui Engineering & Shipbuilding Co., Ltd.#	29,668	59,754
Mitsui Fudosan Co., Ltd.	35,000	733,488
Mitsui Mining & Smelting Co., Ltd.	23,977	63,941

Mitsui O.S.K. Lines, Ltd.#	178,000	2,117,957
Mitsui Sumitomo Insurance Group Holdings, Inc.	15,898	522,284
Mitsumi Electric Co., Ltd.	3,500	93,879
Mizuho Financial Group, Inc.	406	1,711,155
Mizuho Trust & Banking Co., Ltd.#	63,000	90,957
Murata Manufacturing Co., Ltd.	8,973	393,849
NamCo Bandai Holdings, Inc.#	8,518	104,717
NEC Corp.	80,441	373,595
NEC Electronics Corp.†#	1,600	40,725
NGK Insulators, Ltd.	11,537	138,580
NGK Spark Plug Co., Ltd.#	7,455	82,163
NHK Spring Co., Ltd.	7,000	46,988
Nidec Corp.	26,560	1,789,790
Nikon Corp.#	66,485	2,159,912
Nintendo Co., Ltd.	11,600	5,482,670
Nippon Building Fund, Inc.	22	238,320
Nippon Electric Glass Co., Ltd.	15,000	199,887
Nippon Express Co., Ltd.	32,879	153,287
Nippon Meat Packers, Inc.#	7,000	113,277
Nippon Mining Holdings, Inc.	37,000	206,299
Nippon Oil Corp.	55,000	344,364
Nippon Paper Group, Inc.	37	105,633
Nippon Sheet Glass Co., Ltd.#	25,067	128,249
Nippon Steel Corp.#	214,389	1,013,877
Nippon Telegraph and Telephone Corp.	218	1,070,283
Nippon Yusen Kabushiki Kaisha	46,000	368,289
Nipponkoa Insurance Co., Ltd.	27,000	178,725
Nishi-Nippon City Bank, Ltd.#	30,000	77,931
Nissan Chemical Industries, Ltd.#	7,000	77,010
Nissan Motor Co., Ltd.#	95,000	724,774
Nissha Printing Co., Ltd.#	24,000	1,297,754
Nisshin Seifun Group, Inc.#	6,963	96,345
Nisshin Steel Co., Ltd.#	31,000	82,742
Nisshinbo Industries, Inc.#	5,532	60,794
Nissin Food Products Co., Ltd.#	3,455	114,097
Nitori Co., Ltd.	1,650	91,851
Nitto Denko Corp.	6,907	207,682
NOK Corp.#	4,700	67,531
Nomura Holdings, Inc.	74,300	989,136
Nomura Real Estate Holdings, Inc.#	2,200	45,246
Nomura Real Estate Office Fund, Inc.	12	86,264
Nomura Research Institute, Ltd.	4,700	107,238
NSK, Ltd.#	19,077	136,042
NTN Corp.#	18,277	101,476
NTT Data Corp.#	53	217,724
NTT DoCoMo, Inc.	2,562	4,035,335
NTT Urban Development Corp.	48	64,232
Obayashi Corp.#	25,861	119,517
Obic Co., Ltd.	290	51,341
Odakyu Electric Railway Co., Ltd.#	26,000	178,933
OJI Paper Co., Ltd.#	35,528	185,445
OKUMA Corp.#	7,000	50,657
Olympus Corp.#	10,206	330,527
Omron Corp.	8,484	148,970
Ono Pharmaceutical Co., Ltd.	4,000	209,643
Onward Kashiyama Co., Ltd.#	4,944	53,484
ORACLE Corp.#	1,600	69,784
Oriental Land Co., Ltd.#	2,171	142,539
ORIX Corp.	3,870	475,850
Osaka Gas Co., Ltd.	81,188	294,951
Osaka Titanium Technologies Co.#	700	26,955
Otsuka Corp.	700	50,308
Pioneer Corp.#	6,611	50,390
Promise Co., Ltd.#	2,550	56,866
Rakuten, Inc.#	274	152,527
Resona Holdings, Inc.#	215	251,189
Ricoh Co., Ltd.	28,000	460,764
Rohm Co., Ltd.	4,208	241,226
Sankyo Co., Ltd.	2,300	108,742
Santen Pharmaceutical Co., Ltd.	3,100	83,979
Sanyo Electric Co., Ltd.†#	70,000	139,187
Sapporo Hokuyo Holdings, Inc.#	13	69,747
Sapporo Holdings, Ltd.	10,000	73,012
SBI Holdings, Inc.	703	126,206
Secom Co., Ltd.	8,759	405,696
Sega Sammy Holdings, Inc.#	7,700	73,138
Seiko Epson Corp.#	5,300	152,639
Sekisui Chemical Co., Ltd.	17,925	111,253
Sekisui House, Ltd.	20,000	190,118
Seven & I Holdings Co., Ltd.	36,068	1,049,733
Seven Bank, Ltd.	500	1,278,339
Sharp Corp.	41,330	525,789
Shikoku Electric Power Co.#	7,600	203,353
Shimadzu Corp.#	11,000	103,326
Shimamura Co., Ltd.#	1,000	55,747
Shimano, Inc.#	2,840	115,698
Shimizu Corp.#	24,559	103,821
Shin-Etsu Chemical Co., Ltd.	17,226	960,935
Shinko Electric Industries Co., Ltd.#	2,800	39,008
Shinko Securities Co., Ltd.	22,000	64,164
Shinsei Bank, Ltd.#	64,000	217,679
Shionogi & Co., Ltd.	12,507	282,424
Shiseido Co., Ltd.	14,000	327,861
Showa Denko K.K.	49,798	132,390
Showa Shell Sekiyu K.K.	7,900	89,621
SMC Corp.	2,400	245,007
Softbank Corp.#	31,700	525,297
Sojitz Corp.	51,800	148,134
Sompo Japan Insurance, Inc.	35,000	313,924
Sony Corp.	75,162	2,877,983
Sony Financial Holdings, Inc.	36	133,721
Square Enix Co., Ltd.	2,600	86,112
Stanley Electric Co., Ltd.	6,300	126,811
Sumco Corp.	5,400	107,719
Sumitomo Chemical Co., Ltd.	66,000	403,255
Sumitomo Corp.#	47,200	589,032
Sumitomo Electric Industries, Ltd.	31,487	360,765
Sumitomo Heavy Industries, Ltd.	24,000	116,139
Sumitomo Metal Industries, Ltd.	581,000	2,574,351
Sumitomo Metal Mining Co., Ltd.	22,341	285,681
Sumitomo Mitsui Financial Group, Inc.#	831	5,056,029
Sumitomo Realty & Development Co., Ltd.#	16,000	319,921
Sumitomo Rubber Industries, Inc.#	7,100	56,372
Suruga Bank, Ltd.#	10,000	106,937

Suzuken Co., Ltd.	3,000	107,573
Suzuki Motor Corp.#	14,800	312,439
T&D Holdings, Inc.	8,259	430,927
Taiheiyo Cement Corp.#	38,000	62,449
Taisei Corp.#	39,384	89,555
Taisho Pharmaceutical Co., Ltd.	6,000	127,198
Taiyo Nippon Sanso Corp.#	12,000	106,928
Takashimaya Co., Ltd.#	13,000	110,773
Takeda Pharmaceutical Co., Ltd.	88,900	4,635,749
Takefuji Corp.#	4,630	61,052
TDK Corp.	5,100	294,925
Teijin, Ltd.#	37,277	119,766
Terumo Corp.	65,000	3,637,664
The 77 Bank, Ltd.#	15,000	85,325
The Bank of Yokohama, Ltd.	372,000	1,988,621
The Chiba Bank, Ltd.	312,000	1,706,671
The Chugoku Bank, Ltd.#	7,000	91,467
The Chugoku Electric Power Co.	11,600	261,033
The Hachijuni Bank, Ltd.#	18,000	104,782
The Hiroshima Bank, Ltd.#	21,000	78,476
The Iyo Bank, Ltd.#	11,000	116,745
The Joyo Bank, Ltd.#	29,723	136,727
The Kansai Electric Power Co., Inc.	32,300	793,153
The Shizuoka Bank, Ltd.	25,163	251,834
The Sumitomo Trust & Banking Co., Ltd.	59,000	353,571
THK Co., Ltd.#	5,000	81,769
Tobu Railway Co., Ltd.#	34,624	157,154
Toho Co., Ltd.#	4,700	99,356
Toho Gas Co., Ltd.#	20,000	112,455
Toho Titanium Co., Ltd.#	1,200	17,827
Tohoku Electric Power Co., Inc.#	17,916	426,369
Tokai Carbon Co., Ltd.	150,000	1,537,505
Tokai Rika Co., Ltd.	2,100	30,487
Tokuyama Corp.#	10,000	67,850
Tokyo Broadcasting System, Inc.	1,600	26,205
Tokyo Electric Power Co., Inc.	126,100	3,601,032
Tokyo Electron, Ltd.	7,200	408,693
Tokyo Gas Co., Ltd.	97,077	404,975
Tokyo Steel Manufacturing Co., Ltd.#	4,500	47,203
Tokyo Tatemono Co., Ltd.#	12,000	57,839
Tokyu Corp.	47,426	242,367
Tokyu Land Corp.	19,000	80,525
TonenGeneral Sekiyu K.K.#	11,000	88,582
Toppan Printing Co., Ltd.	22,477	202,630
Toray Industries, Inc.#	55,992	245,628
Toshiba Corp.#	288,618	1,616,416
Toshiba Machine Co., Ltd.	100,000	439,592
Tosoh Corp.	21,718	78,751
Toto, Ltd.#	11,771	86,859
Toyo Engineering Corp.	100,000	522,043
Toyo Seikan Kaisha, Ltd.#	6,826	123,975
Toyo Suisan Kaisha, Ltd.	28,000	696,221
Toyoda Gosei Co., Ltd.	2,700	59,878
Toyota Boshoku Corp#	29,700	479,097
Toyota Industries Corp.	7,500	215,722
Toyota Motor Corp.	202,049	9,056,602
Toyota Tsusho Corp.	8,900	152,549
Trend Micro, Inc.#	4,500	152,929
Tsumura & Co.	25,000	696,520
Ube Industreis, Ltd.	42,463	151,361
Uni-Charm Corp.	17,800	1,325,709
UNY Co., Ltd.#	8,295	91,027
Ushio, Inc.	4,900	74,146
USS Co., Ltd.	1,030	70,896
West Japan Railway Co.	71	344,200
Yahoo! Japan Corp.#	635	243,925
Yakult Honsha Co., Ltd.#	4,058	115,735
Yamada Denki Co., Ltd.	3,640	262,524
Yamaguchi Financial Group, Inc.#	9,000	103,389
Yamaha Corp.#	7,351	129,471
Yamaha Motor Co., Ltd.	8,400	129,172
Yamaichi Securities Co., Ltd. ADR†#(1)(2)(3)	6,000	0
Yamato Kogyo Co., Ltd.	1,700	61,576
Yamato Transport Co., Ltd.	16,923	199,066
Yamazaki Baking Co., Ltd.#	4,513	53,304
Yaskawa Electric Corp.	10,000	69,443
Yokogawa Electric Corp.	9,500	68,686

		176,842,696

Luxembourg - 0.5%

Acergy SA#	7,284	125,469
ArcelorMittal#	50,828	4,003,178
Millicom International Cellular SA SDR	2,575	202,938
SES FDR	14,508	350,118

		4,681,703

Mauritius - 0.0%

Golden Agri-Resources Ltd.	380,000	170,524

Netherlands - 2.9%

Aegon NV	259,327	3,062,078
Akzo Nobel NV	44,166	2,694,744
ASML Holding NV	35,141	828,460
Boskalis Westminster	2,055	121,608
Corio NV	1,609	118,427
European Aeronautic Defense and Space Co.#	11,990	268,720
Fugro NV	2,138	165,021
Heineken Holding NV	62,337	2,764,059
Heineken NV#	35,080	1,646,587
ING Groep NV#	70,267	2,201,000
James Hardie Industries NV CDI#	33,036	130,733
Koninklijke Ahold NV	288,379	3,597,829
Koninklijke DSM DV	26,534	1,529,972
Koninklijke KPN NV	66,394	1,127,261
Koninklijke Philips Electronics NV	61,424	1,995,752
Randstad Holding NV	3,637	111,643
Reed Elsevier NV#	134,125	2,243,441
SBM Offshore NV#	5,280	127,800
SNS Reaal#	4,808	80,232
STMicroelectronics NV#	25,136	328,520
TNT NV	13,963	519,285
TomTom NV†#	5,662	139,980
Unilever NV#	64,359	1,777,767

Wolters Kluwer NV	10,922	265,408

		27,846,327

New Zealand - 0.1%

Auckland International Airport, Ltd.	75,001	110,969
Contact Energy, Ltd.#	22,154	129,331
Fletcher Building, Ltd.#	38,524	200,316
Sky City Entertainment Group, Ltd.#	36,325	91,230
Telecom Corp. of New Zealand, Ltd.#	139,396	313,519

		845,365

Norway - 0.7%

Aker Solutions ASA	6,160	141,097
DnB NOR ASA	26,944	311,685
Norsk Hydro ASA	82,975	883,622
Orkla ASA#	30,485	389,893
Petroleum Geo-Services ASA†	6,232	133,908
Renewable Energy Corp. AS†#	5,450	168,018
StatoilHydro ASA#	111,607	3,430,020
Storebrand ASA	13,997	109,516
Telenor ASA	30,897	485,575
Yara International ASA#	6,986	431,926

		6,485,260

Portugal - 0.2%

Banco BPI SA	142,833	481,136
Banco Comercial Portugues SA	86,368	148,887
Banco Espirito Santo SA	8,273	106,788
Brisa-Auto Estradas de Portugal SA	11,020	102,408
Cimpor Cimentos de Portugal SGPS SA	9,860	61,750
Energias de Portugal SA	144,923	736,077
Jeronimo Martins SGPS SA	8,100	69,278
Portugal Telecom SGPS SA	22,530	235,153
PT Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA	6,341	49,681
Sonae SGPS SA	33,021	33,519

		2,024,677

Singapore - 1.0%

Ascendas Real Estate Investment Trust	76,000	122,355
CapitaCommercial Trust	74,000	88,207
CapitaLand, Ltd.#	128,000	391,654
CapitaMall Trust#	88,000	169,786
City Developments, Ltd.	38,000	276,320
ComfortDelGro Corp., Ltd.	143,000	151,307
Cosco Corp. (Singapore), Ltd.#	68,000	109,372
DBS Group Holdings, Ltd.	86,000	1,088,489
Fraser and Neave, Ltd.	73,730	226,819
Jardine Cycle & Carriage, Ltd.	11,059	138,440
Keppel Corp., Ltd.	96,000	668,269
Keppel Land, Ltd.#	26,706	72,708
Neptune Orient Lines, Ltd.#	39,000	61,592
Olam International, Ltd.#	91,000	134,218
Oversea-Chinese Banking Corp.	190,000	1,078,859
Parkway Holdings, Ltd.#	69,000	108,269
SembCorp Industries, Ltd.	74,360	216,302
SembCorp Marine, Ltd.#	62,600	166,454
Singapore Airlines, Ltd.	39,890	425,938
Singapore Exchange, Ltd.#	65,000	288,191
Singapore Press Holdings, Ltd.#	115,250	334,236
Singapore Technologies Engineering, Ltd.	102,000	201,617
Singapore Telecommunications, Ltd.	604,860	1,500,380
United Overseas Bank, Ltd.	92,000	1,227,339
United Overseas Land, Ltd.	39,700	80,707
Venture Corp., Ltd.	17,000	119,509
Wilmar International, Ltd.#	64,000	170,456
Yanlord Land Group#	35,000	39,086

		9,656,879

Spain - 3.9%

Abertis Infraestructuras SA#	9,868	204,048
Acciona SA#	1,054	209,868
Acerinox SA#	76,770	1,450,966
ACS Actividades de Construccion y Servicios SA#	64,718	2,872,078
Banco Bilbao Vizcaya Argentaria SA	131,104	2,214,568
Banco de Sabadell SA#	33,796	263,830
Banco Popular Espanol SA#	29,080	308,564
Banco Santander SA	348,611	5,929,754
Bankinter SA#	9,710	103,610
Cintra Concesiones de Infraestructuras de Transporte SA#	7,968	92,294
Criteria Caixacorp SA#	240,038	1,218,774
Enagas	6,588	167,583
Fomento de Construcciones y Contratas SA#	1,680	84,273
Gamesa Corp. Tecnologica SA	32,707	1,549,423
Gas Natural SDG SA	20,450	947,013
Gestevision Telecinco SA#	3,626	46,641
Grifols SA#	4,708	139,905
Grupo Ferrovial SA#	2,324	116,060
Iberdrola Renovables†	31,082	198,286
Iberdrola SA	340,529	4,104,021
Iberia Lineas Aereas de Espana SA#	17,527	51,978
Indra Sistemas SA#	3,618	92,695
Industria de Diseno Textil SA#	8,034	374,142
Mapfre SA#	25,089	120,004
Promotora de Informaciones SA#	3,221	28,074
Red Electrica de Espana	3,985	235,252
Repsol YPF SA	75,276	2,335,245
Sacyr Vallehermoso SA#	2,619	47,489
Telefonica SA	460,740	11,398,567
Union Fenosa SA#	13,463	341,779
Zardoya Otis SA#	4,666	94,362

		37,341,146

Sweden - 1.7%

Alfa Laval AB#	70,154	959,026
Assa Abloy AB, Class B#	52,652	752,343
Atlas Copco AB, Class A#	58,606	819,324
Atlas Copco AB, Class B	38,526	493,905
Boliden AB#	26,781	168,221
Electrolux AB, Class B#	9,413	120,663
Getinge AB, Class B#	6,582	150,024
Hennes & Mauritz AB, Class B#	18,838	932,887
Holmen AB#	1,869	59,617

Husqvarna AB, Class B#	21,113	170,393
Investor AB, Class B	16,800	353,764
Lundin Petroleum AB†#	8,087	88,259
Modern Times Group AB, Class B#	1,933	102,297
Nordea Bank AB#	76,826	1,023,543
Sandvik AB#	37,300	463,686
Scania AB, Class B#	34,110	489,146
Securitas AB, Class B#	11,504	155,575
Skandinaviska Enskilda Banken AB, Class A#	35,627	639,705
Skanska AB, Class B#	18,332	230,611
SKF AB, Class B#	14,377	217,782
Ssab Svenskt Stal AB, Class A#	6,611	161,283
Ssab Svenskt Stal AB, Class B#	3,035	65,851
Svenska Cellulosa AB, Class B	43,176	489,543
Svenska Handelsbanken AB, Class A	83,960	2,024,768
Swedbank AB, Class A#	81,900	1,445,421
Swedish Match AB	26,418	520,761
Tele2 AB, Class B	11,214	172,360
Telefonaktiebolaget LM Ericsson, Class B#	160,231	1,829,690
TeliaSonera AB#	83,044	579,569
Volvo AB Class B	40,124	455,257

		16,135,274

Switzerland - 7.2%

ABB, Ltd.†	284,776	6,979,452
Actelion, Ltd.†#	3,601	206,366
Adecco SA	7,534	353,738
Aryzta AG†	2,909	151,374
Baloise Holding AG	22,102	1,889,997
Compagnie Financiere Richemont SA	19,225	1,120,775
Credit Suisse Group	46,412	2,157,583
EFG International AG#	59,563	1,812,898
Geberit AG	17,662	2,571,176
Givaudan SA	241	200,493
Holcim, Ltd.	8,604	617,191
Julius Baer Holding AG	7,811	475,769
Kuehne & Nagel International AG	1,988	157,577
Lindt + Spruengli AG#	275	704,221
Logitech International SA†	85,901	2,289,396
Lonza Group AG	7,797	1,102,284
Nestle SA	235,762	10,389,491
Nobel Biocare Holding AG	6,999	234,059
Novartis AG	221,763	12,376,289
OC Oerlikon Corp AG†#	261	61,031
Pargesa Holding SA	26,188	2,707,676
Roche Holding AG	44,398	7,484,264
Schindler Holding AG	1,875	128,968
SGS SA	172	220,425
Sonova Holding AG#	27,105	1,964,029
Straumann AG	8,606	2,302,777
Sulzer AG	1,006	123,854
Swatch Group AG	1,888	84,930
Swatch Group AG, Class B#	2,348	550,917
Swiss Life Holding†	1,287	234,188
Swiss Reinsurance	12,959	800,010
Swisscom AG	835	267,596
Syngenta AG	5,253	1,410,046
UBS AG†	141,850	3,079,131
Zurich Financial Services AG	5,362	1,399,870

		68,609,841

United Kingdom - 19.1%

3i Group PLC	21,346	356,655
Alliance & Leicester PLC	44,057	262,978
AMEC PLC#	12,185	187,041
American Physicians Capital, Inc.	85,627	2,899,487
Anglo American PLC	102,377	5,452,809
Antofagasta PLC	67,538	760,395
Associated British Foods PLC	44,189	648,351
AstraZeneca PLC	120,340	5,861,730
Aviva PLC	277,853	2,595,917
BAE Systems PLC	473,816	4,138,325
Balfour Beatty PLC	52,078	390,238
Barclays PLC	870,735	5,607,819
Berkeley Group Holdings PLC†	33,403	516,332
BG Group PLC	127,167	2,822,727
BHP Billiton PLC	251,945	7,889,553
BP PLC	1,649,508	15,861,485
British Airways PLC	110,844	502,569
British Energy Group PLC	161,599	2,165,751
British Land Co. PLC	27,841	388,641
British Sky Broadcasting Group PLC	41,946	355,855
BT Group PLC	322,633	1,012,388
Bunzl PLC	12,013	156,446
Burberry Group PLC	68,825	561,673
Cable & Wireless PLC	91,732	295,802
Cadbury PLC	61,736	709,202
Cairn Energy PLC†	6,573	356,421
Carnival PLC	11,892	406,347
Carphone Warehouse PLC#	15,128	54,600
Centrica PLC	649,235	3,864,187
Cobham PLC	219,104	917,593
Compass Group PLC	210,035	1,398,655
Daily Mail & General Trust	25,836	174,381
Diageo PLC	93,918	1,738,175
Drax Group PLC	12,497	170,054
Enterprise Inns PLC	18,624	102,593
Eurasian Natural Resources Corp.	11,855	216,657
Experian Group, Ltd.	37,686	283,903
FirstGroup PLC	17,723	195,431
Friends Provident PLC	236,760	427,554
G4S PLC	46,639	198,073
GKN PLC	25,955	115,871
GlaxoSmithKline PLC	346,169	8,147,768
Hammerson PLC	16,951	294,284
Hays PLC	225,821	392,136
HBOS PLC	434,687	2,503,454
Home Retail Group PLC	53,658	247,359
HSBC Holdings PLC	1,138,924	17,941,835
ICAP PLC	46,516	403,395
IMI PLC	11,769	107,215
Imperial Tobacco Group PLC	37,420	1,234,247
Inchcape PLC	64,190	301,682
Intercontinental Hotels Group PLC	9,634	130,150
International Power PLC	55,469	399,349
Invensys PLC†	77,322	395,291

Investec PLC		14,831	108,531
ITV PLC		338,530	275,979
J Sainsbury PLC		57,519	363,619
Johnson Matthey PLC		7,899	233,552
Kazakhmys PLC		22,254	522,138
Kingfisher PLC		151,506	365,838
Ladbrokes PLC		22,068	90,771
Land Securities Group PLC		17,339	428,539
Legal & General Group PLC		1,279,811	2,335,992
Liberty International PLC#		9,323	167,372
Lloyds TSB Group PLC		208,077	1,152,773
LogicaCMG PLC		195,159	475,885
London Stock Exchange Group PLC#		17,944	258,011
Lonmin PLC		5,759	364,434
Man Group PLC, Class B		358,983	3,711,130
Marks & Spencer Group PLC		58,301	278,057
Meggitt PLC		24,220	101,382
Mitchells & Butlers PLC#		14,860	77,265
Mondi PLC		236,310	1,402,587
National Express Group PLC		4,779	90,270
National Grid PLC		99,402	1,292,281
Next PLC		7,301	140,736
Old Mutual PLC		761,477	1,349,485
Pearson PLC		34,617	427,358
Persimmon PLC#		11,047	74,703
Prudential PLC		91,696	916,390
Punch Taverns PLC#		15,446	81,685
Reckitt Benckiser Group PLC		25,073	1,268,238
Reed Elsevier PLC		130,250	1,487,307
Rentokil Initial PLC		186,501	246,811
Rexam PLC		23,644	174,328
Rio Tinto PLC		46,274	4,403,086
Rolls-Royce Group PLC†		67,079	484,649
Royal & Sun Alliance Insurance Group PLC		119,810	329,485
Royal Bank of Scotland Group PLC		700,591	3,000,244
Royal Dutch Shell PLC, Class A#		348,064	12,167,150
Royal Dutch Shell PLC, Class B		250,821	8,636,190
RT Group PLC†(1)(2)(3)		10,000	182
SABMiller PLC		55,947	1,201,326
Sage Group PLC		66,157	252,537
Schroders PLC		4,531	83,875
Scottish and Southern Energy PLC		32,050	843,990
Segro PLC		16,062	128,589
Serco Group PLC		17,864	139,804
Severn Trent PLC		8,665	214,916
Shire, Ltd.		50,640	887,019
Smith & Nephew PLC		32,688	393,787
Smiths Group PLC		14,276	297,033
Stagecoach Group PLC		292,753	1,701,128
Standard Chartered PLC		52,313	1,422,534
Standard Life PLC		80,172	365,417
Tate & Lyle PLC		60,424	486,969
Tesco PLC		289,220	2,006,396
The Capita Group PLC		43,594	561,815
Thomas Cook Group PLC#		104,378	434,873
Thomson Reuters PLC		39,463	1,102,467
Tomkins PLC		32,394	87,538
TUI Travel PLC		20,567	78,824
Tullow Oil PLC		26,510	398,103
Unilever PLC		53,454	1,436,526
United Business Media, Ltd.		8,513	92,052
United Utilities Group PLC		25,062	326,221
Vedanta Resources PLC		5,305	175,523
Vodafone Group PLC		3,559,184	9,116,481
Whitbread PLC		6,455	132,519
William Hill PLC		12,763	65,708
William Morrison Supermarkets PLC		236,129	1,212,402
Wolseley PLC		24,361	196,852
WPP Group PLC		41,060	400,947
Xstrata PLC		31,871	1,776,234

			182,823,667

United States - 0.1%

Synthes, Inc.		7,988	1,104,337

Total Common Stock
(cost $920,205,791)			865,649,181

EXCHANGE TRADED FUNDS - 3.6%
United States - 3.6%

iShares MSCI Japan Index Fund#		702,500	8,022,550
iShares MSCI Pacific ex-Japan Index Fund#		131,300	5,391,178
Vanguard International Equity Index European ETF		347,747	21,334,278

Total Exchange Traded Funds
(cost $36,499,305)			34,748,006

PREFERRED STOCK - 0.8%
Germany - 0.8%

Bayerische Motoren Werke AG#		65,438	2,241,731
Fresenius AG		12,955	1,057,993
Henkel KGaA		14,322	561,246
Porsche Automobil Holding SE		3,223	454,267
ProSiebenSat.1Media AG#		3,018	30,893
RWE AG PFD		25,848	2,253,417
Volkswagen AG		3,877	597,074

			7,196,621

Italy - 0.0%

IFI - Istituto Finanziario Industriale SpA†		2,400	51,974
Unipol Gruppo Finanziario SpA		182,648	340,778

			392,752

Total Preferred Stock
(cost $7,734,738)			7,589,373

FOREIGN CORPORATE BONDS & NOTES - 0.0%
United Kingdom - 0.0%
National Grid Gas Holdings PLC Bonds 4.19% due 12/14/22	GBP	5,000	14,266
National Grid Gas Holdings PLC
Bonds 7.00% due 12/16/24	GBP	5,000	9,877
National Grid Gas Holdings PLC Bonds 7.09% due 12/14/09	GBP	5,000	9,147

Total Foreign Corporate Bonds & Notes
(cost $22,945)		33,290

RIGHTS - 0.0%
Australia - 0.0%

Alumina, Ltd. Expires 09/19/08†(1)	22,411	13,471
Leighton Holdings Expires 09/11/08†	748	7,168
Orica, Ltd.
Expires 08/18/08†	2,957	768

		21,407

Japan - 0.0%

Dowa Mining Co., Ltd.† Expires 01/29/10	14,000	3,956

Total Rights
(cost $0)		25,363

Total Long-Term Investment Securities
(cost $964,462,779)		908,045,213

SHORT-TERM INVESTMENT SECURITIES - 11.2%
Collective Investment Pool - 10.5%

Securities Lending Quality Trust(4)	100,716,104	100,716,104

Time Deposits - 0.4%

Euro Time Deposit with State Street Bank & Trust Co. 0.85% due 09/02/08	3,055,000	3,055,000
Euro Time Deposit with State Street Bank & Trust Co. 0.50% due 09/02/08	291,000	291,000

		3,346,000

U.S. Government Treasuries - 0.3%

United States Treasury Bills 1.47% due 09/04/08@	2,325,000	2,324,715
1.47% due 09/18/08@	410,000	409,066
1.40% due 09/04/08@	10,000	9,999

		2,743,780

Total Short-Term Investment Securities
(cost $106,805,884)		106,805,884

Repurchase Agreement - 3.8%
REPURCHASE AGREEMENT - 3.8%

State Street Bank & Trust Co. Agreement with State Street Bank & Trust Co., bearing interest at 1.58%, dated 08/29/08, to be repurchased 09/02/08 in the amount of $36,010,321 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having an approximate value of $37,085,900

(cost $36,004,000)	$36,004,000	36,004,000

TOTAL INVESTMENTS -
(cost $1,107,272,663)(5)	109.9%	1,050,855,097
Liabilities in excess of other assets	(9.9)	(94,637,678)

NET ASSETS -	100.0%	$956,217,419

#	The security or a portion thereof is out on loan
†	Non-income producing security
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Fair valued security; see Note 1
(2)	To the extent permitted by the Statement of Additional Information, the International Equities Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2008, the International Equities Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
RT Group PLC	04/02/01	10,000	$56,191	$182	$0.02	0.00%
Yamaichi Securities Co., Ltd.	08/04/93	6,000	$478,650	$0	$0.00	0.00%

				$182		0.00%

(3)	Illiquid security
(4)	The security is purchased with the cash collateral received from securities loaned.
(5)	See Note 4 for cost of investments on a tax basis.
(6)	Denominated in United States Dollars unless otherwise indicated.
(7)	A substantial number of the Fund’s holdings were valued using the fair value procedures at August 31, 2008. At August 31,2008, the aggregate value of these securities was $ 871,903,022 representing 91.2% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.

ADR - American Depository Receipt

FDR - Fidiciary Depository Receipt

PPS - Price Protected Shares

RNC - Risparmio Non-Convertible Savings Shares

SDR - Swedish Depository Receipt

VVPR - Reduced tax rate shares

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of August 31, 2008	Unrealized Appreciation (Depreciation)
12 Long	MSCI Singapore Index	Sept 2008	568,600	576,238	7,638
5 Long	Hang Seng Index	Sept 2008	664,478	681,000	16,522
31 Long	OMXS 30 Index	Sept 2008	429,551	420,208	(9,343)
2 Long	IBEX 35 Index	Sept 2008	350,928	345,275	(5,653)
6 Long	CAC 40 10 Euro Index	Sept 2008	398,156	396,169	(1,987)
1 Long	Amsterdam Index	Sept 2008	122,002	121,501	(501)
24 Long	SPI 200 Index	Sept 2008	2,789,212	2,658,008	(131,204)
1 Long	S&P/MIB Index	Sept 2008	229,571	212,240	(17,331)
883 Long	MSCI Pan Euro Index	Sept 2008	26,893,588	25,271,079	(1,622,509)
8 Long	FTSE 100 Index	Sept 2008	864,951	824,139	(40,812)
2 Long	DAX Index	Sept 2008	508,203	473,791	(34,412)
65 Long	Topix Index	Sept 2008	8,390,907	7,518,654	(872,253)
10 Long	Nikkei 225 Index	Sept 2008	717,274	645,500	(71,774)

					$(2,783,619)

Industry Allocation*
Banks-Commercial	13.7%
Collective Investment Pool	10.5
Oil Companies-Integrated	7.1
Medical-Drugs	5.4
Repurchase Agreements	3.8
Electric-Integrated	3.8
Index Fund	3.6
Telephone-Integrated	3.6
Auto-Cars/Light Trucks	3.0
Insurance-Multi-line	2.8
Diversified Minerals	2.7
Food-Misc.	2.1
Chemicals-Diversified	2.0
Steel-Producers	1.6
Food-Retail	1.6
Cellular Telecom	1.4
Brewery	1.2
Gas-Distribution	1.1
Engineering/R&D Services	1.1
Medical Products	1.1
Diversified Manufacturing Operations	1.1
Wireless Equipment	1.0
Tobacco	1.0
Import/Export	1.0
Real Estate Operations & Development	1.0
Machinery-General Industrial	1.0
Insurance-Life/Health	0.9
Finance-Investment Banker/Broker	0.9
Metal-Diversified	0.8
Building & Construction Products-Misc.	0.7
Finance-Other Services	0.7
Audio/Video Products	0.7
Aerospace/Defense	0.6
Insurance-Property/Casualty	0.6
Electric Products-Misc.	0.6
Diversified Operations	0.6
Toys	0.6
Real Estate Investment Trusts	0.6
Electronic Components-Misc.	0.6
Insurance-Reinsurance	0.5
Oil Companies-Exploration & Production	0.5
Building-Heavy Construction	0.5
Transport-Marine	0.5
Multimedia	0.5
Real Estate Management/Services	0.5
Enterprise Software/Service	0.5
Athletic Footwear	0.5
Transport-Services	0.4
Building Products-Cement	0.4
Soap & Cleaning Preparation	0.4
Transport-Rail	0.4
Machinery-Construction & Mining	0.4
Investment Companies	0.4
Publishing-Books	0.4
Cosmetics & Toiletries	0.4
Telecom Services	0.4
Auto/Truck Parts & Equipment-Original	0.4
Time Deposits	0.4
Photo Equipment & Supplies	0.4
Rubber-Tires	0.3
Retail-Apparel/Shoe	0.3
Hotels/Motels	0.3
Retail-Convenience Store	0.3
Power Converter/Supply Equipment	0.3
Diversified Financial Services	0.3
Machinery-Electrical	0.3
Paper & Related Products	0.3
U.S. Government Treasuries	0.3
Office Automation & Equipment	0.3
Computer Services	0.3
Building & Construction-Misc.	0.3
Electric-Generation	0.3
Agricultural Chemicals	0.3
Beverages-Wine/Spirits	0.2
Computers-Periphery Equipment	0.2
Industrial Gases	0.2
Mining	0.2
Distribution/Wholesale	0.2
Retail-Jewelry	0.2
Airlines	0.2
Printing-Commercial	0.2
Medical-Biomedical/Gene	0.2
Electric-Distribution	0.2
Chemicals-Other	0.2
Food-Catering	0.2
Water	0.2
Chemicals-Specialty	0.2
Metal Processors & Fabrication	0.2
Retail-Misc./Diversified	0.2
Dialysis Centers	0.2
Human Resources	0.2
Retail-Major Department Stores	0.2
Semiconductor Equipment	0.1
Property Trust	0.1
Television	0.1
Metal-Iron	0.1
Aerospace/Defense-Equipment	0.1
Oil-Field Services	0.1
Oil Refining & Marketing	0.1
Advertising Services	0.1
Computers-Integrated Systems	0.1
Building-Residential/Commercial	0.1
Optical Supplies	0.1
Apparel Manufacturers	0.1
Electronic Components-Semiconductors	0.1
Diversified Operations/Commercial Services	0.1
Public Thoroughfares	0.1
Medical-Wholesale Drug Distribution	0.1
Tools-Hand Held	0.1
Filtration/Separation Products	0.1
Metal Products-Fasteners	0.1
Publishing-Periodicals	0.1
Machinery-Farming	0.1
Beverages-Non-alcoholic	0.1
Publishing-Newspapers	0.1
Telecommunication Equipment	0.1
Energy-Alternate Sources	0.1
Gambling (Non-Hotel)	0.1
Food-Confectionery	0.1
Fisheries	0.1
Travel Services	0.1
Textile-Products	0.1
Wire & Cable Products	0.1
Steel Pipe & Tube	0.1
Building Products-Doors & Windows	0.1
Finance-Leasing Companies	0.1
Machine Tools & Related Products	0.1
Auto-Heavy Duty Trucks	0.1
Specified Purpose Acquisitions	0.1
Satellite Telecom	0.1

Seismic Data Collection	0.1
Electronic Measurement Instruments	0.1
Metal-Copper	0.1
Banks-Mortgage	0.1
Transport-Truck	0.1
Sugar	0.1
Web Portals/ISP	0.1
Airport Development/Maintenance	0.1
Electric-Transmission	0.1
Venture Capital	0.1
Cruise Lines	0.1

109.9%

* Calculated as a percentage of net assets

AIG RETIREMENT COMPANY I INTERNATIONAL GOVERNMENT BOND FUND

PORTFOLIO OF INVESTMENTS - August 31, 2008 (Unaudited)

Security Description	Principal Amount(4)		Market Value (Note 1)
CORPORATE BONDS & NOTES - 4.0%
United States - 4.0%

American Express Credit Corp Senior Notes 1.65% due 11/01/11	JPY	50,000,000	$437,416
Berkshire Hathaway Finance Corp. Company Guar. Notes 5.00% due 08/15/13*		500,000	506,004
Citigroup, Inc. Senior Notes 6.50% due 08/19/13		700,000	700,764
Florida Power Corp. 1st. Mtg. Bonds 6.40% due 06/15/38		270,000	274,748
General Electric Co. Senior Notes 5.25% due 12/06/17		250,000	241,609
Johnson & Johnson 5.15% due 07/15/18		500,000	513,566
MetLife, Inc. Senior Notes 6.82% due 08/15/18		700,000	701,814
Procter & Gamble Co. Senior Notes 2.00% due 06/21/10	JPY	200,000,000	1,870,094
RSHB Capital SA Notes 7.75% due 05/29/18*		578,000	542,280
Schering-Plough Corp. Notes 5.00% due 10/01/10	EUR	300,000	432,858
Severstal SA Notes 9.75% due 07/29/13*		520,000	517,790
Wachovia Corp. Notes 5.50% due 05/01/13		500,000	459,084

Total Corporate Bonds & Notes (cost $7,161,233)			7,198,027

FOREIGN CORPORATE BONDS & NOTES - 8.2%
Bermuda - 0.2%

Noble Group, Ltd. Senior Notes 8.50% due 05/30/13*		340,000	335,981

Brazil - 0.7%

Independencia International, Ltd. Company Guar. Notes 9.88% due 05/15/15*		680,000	670,013
Marfrig Overseas, Ltd. Company Guar. Bonds 9.63% due 11/16/16		658,000	648,130

			1,318,143

Canada - 0.3%

Royal Bank of Canada Notes 5.75% due 07/25/11	EUR	350,000	516,605

Cayman Islands - 0.2%

Agile Property Holdings, Ltd. Company Guar. Notes 9.00% due 09/22/13		420,000	365,697

France - 0.4%

BNP Paribas SA Notes 4.75% due 05/28/13	EUR	250,000	363,649
Compagnie de Financement Foncier Bonds 3.88% due 02/11/11	EUR	250,000	358,605

			722,254

Germany - 0.2%

Bundesschatzanweisungen Bonds 3.00% due 03/12/10	EUR	300,000	432,352

Hong Kong - 0.3%

HKCG Finance, Ltd. Company Guar. Notes 6.25% due 08/07/18*		500,000	501,926

Ireland - 0.6%

VIP Finance (Vimpelcom) Notes 9.13% due 04/30/18*		1,130,000	1,068,464

Japan - 0.2%

Government of Japan Bonds 2.10% due 03/20/27	JPY	50,000,000	463,528

Luxembourg - 2.2%

Coca Cola Enterprises, Inc. Company Guar. Notes 3.13% due 12/15/08	EUR	350,000	510,374
Evraz Group SA Notes 8.88% due 04/24/13*		860,000	834,200
Evraz Group SA Notes 8.88% due 04/24/13		610,000	599,325
Landsbanki Islands HF Senior Notes 5.22% due 03/10/09(1)	EUR	250,000	354,596
Mobile Telesystems Finance SA Company Guar. Senior Notes 8.38% due 10/14/10		320,000	325,200
TNK-BP Finance SA Company Guar. Notes 6.13% due 03/20/12		480,000	443,227
TNK-BP Finance SA Company Guar. Notes 7.88% due 03/13/18		460,000	410,550
VTB Capital SA Notes 6.88% due 05/29/18*		580,000	547,375

			4,024,847

Netherlands - 0.8%

E.ON International Finance BV Company Guar. Notes 5.25% due 09/08/15	EUR	200,000	291,855

Government of the Netherlands Bonds 3.75% due 07/15/14	EUR	340,000	487,449
ING Bank HV Notes 5.25% due 06/05/18	EUR	250,000	369,440
Kazkommerts International BV Company Guar. Notes 8.00% due 11/03/15		420,000	317,894

			1,466,638

Singapore - 0.5%

PSA International Pte, Ltd. Senior Bonds 5.75% due 06/29/11*		860,000	898,971

United Arab Emirates - 0.1%

Abu Dhabi National Energy Co. Senior Notes 7.25% due 08/01/18*		150,000	153,005

United Kingdom - 1.5%

Allied Domecq Financial Services PLC Company Guar. Notes 6.63% due 04/18/11	GBP	150,000	264,842
Anglian Water Services Financing PLC Senior Notes 4.63% due 10/07/13	EUR	200,000	281,468
BAE Systems PLC Bonds 11.88% due 12/29/08	GBP	320,000	592,804
Credit Suisse First Boston International for City of Kiev Ukraine Bonds 8.00% due 11/06/15		570,000	485,241
Scottish & Southern Energy PLC Senior Notes 6.25% due 08/27/38	GBP	200,000	369,484
Vedanta Resources PLC Senior Notes 8.75% due 01/15/14*		680,000	676,600

			2,670,439

Total Foreign Corporate Bonds & Notes (cost $15,360,103)			14,938,850

FOREIGN GOVERNMENT AGENCIES - 72.8%
Argentina - 1.1%

Republic of Argentina Notes 1.33% due 12/31/38(2)		2,047,134	644,847
Republic of Argentina Bonds 7.00% due 09/12/13		570,000	427,500
Republic of Argentina Bonds 8.28% due 12/31/33		1,308,457	973,492

			2,045,839

Australia - 0.6%

Government of Australia Bonds 5.25% due 08/15/10	AUD	1,300,000	1,106,877

Austria - 0.8%

Republic of Austria Bonds 4.15% due 03/15/37*	EUR	745,000	999,439
Republic of Austria Bonds 6.25% due 07/15/27	EUR	235,000	409,916

			1,409,355

Belgium - 0.7%

Kingdom of Belgium Bonds 4.00% due 03/28/17	EUR	945,000	1,336,439

Brazil - 6.6%

Federal Republic of Brazil Bonds 6.00% due 01/17/17		1,350,000	1,382,400
Federal Republic of Brazil Bonds 7.13% due 01/20/37		570,000	634,695
Federal Republic of Brazil Bonds 7.72% due 01/05/16	BRL	1,110,000	719,798
Federal Republic of Brazil Notes 8.00% due 01/15/18		1,850,000	2,064,600
Federal Republic of Brazil Bonds 8.25% due 01/20/34		1,290,000	1,599,600
Federal Republic of Brazil Notes 8.75% due 02/04/25		1,020,000	1,275,000
Federal Republic of Brazil Bonds 8.88% due 10/14/19		740,000	918,340
Federal Republic of Brazil Notes 11.00% due 08/17/40		2,020,000	2,668,420
Federal Republic of Brazil Bonds 12.50% due 01/05/16	BRL	980,000	631,288

			11,894,141

Canada - 0.9%

Government of Canada Bonds 5.25% due 06/01/13	CAD	802,000	828,655
Government of Canada Bonds 8.00% due 06/01/23	CAD	630,000	862,195

			1,690,850

Colombia - 1.7%

Republic of Colombia Bonds 7.38% due 09/18/37		960,000	1,052,160

Republic of Colombia Bonds 12.00% due 10/22/15	COP	2,988,000,000	1,639,269
Republic of Colombia Bonds 8.13% due 05/21/24		260,000	304,200

			2,995,629

Denmark - 0.9%

Kingdom of Denmark Bonds 4.00% due 11/15/15	DKK	8,200,000	1,572,100

Ecuador - 0.1%

Republic of Ecuador Bonds 10.00% due 08/15/30(2)		170,000	150,450

Finland - 0.3%

Government of Finland Bonds 4.38% due 07/04/19	EUR	320,000	465,630

France - 1.4%

France Telecom SA 5.25% due 05/22/14	EUR	170,000	246,732
Government of France Bonds 3.00% due 10/25/15	EUR	325,000	440,603
Government of France Notes 3.75% due 01/12/12	EUR	295,000	426,786
Government of France Bonds 4.00% due 04/25/18	EUR	1,030,000	1,466,032
Government of France Bonds 5.50% due 04/25/29	EUR	347	562

			2,580,715

Germany - 9.2%

Federal Republic of Germany Bonds 3.75% due 01/04/15	EUR	290,000	417,399
Federal Republic of Germany Bonds 3.75% due 01/04/17	EUR	1,600,000	2,280,383
Federal Republic of Germany Bonds 4.00% due 01/04/37	EUR	1,105,000	1,473,604
Federal Republic of Germany Bonds 4.25% due 01/04/14	EUR	2,435,000	3,602,095
Federal Republic of Germany Bonds 4.25% due 07/04/14	EUR	3,340,000	4,941,989
Federal Republic of Germany Bonds 4.25% due 07/04/39	EUR	610,000	847,551
Federal Republic of Germany Bonds 4.50% due 01/04/13	EUR	790,000	1,176,157
Federal Republic of Germany Bonds 7.50% due 01/04/24	EUR	1,100,000	1,914,494

			16,653,672

Greece - 0.9%

Hellenic Republic Government Bonds 3.80% due 03/20/11	EUR	155,000	223,272
Hellenic Republic Government Bonds 4.60% due 07/18/18	EUR	1,050,000	1,505,651

			1,728,923

Hungary - 1.0%

Government of Hungary Bonds 6.00% due 10/24/12	HUF	225,000,000	1,280,038
Republic of Hungary Bonds 5.75% due 06/11/18	EUR	360,000	535,067

			1,815,105

Indonesia - 2.3%

Republic of Indonesia Bonds 6.63% due 02/17/37		2,020,000	1,778,327
Republic of Indonesia Bonds 6.88% due 01/17/18*		350,000	349,563
Republic of Indonesia Bonds 6.88% due 01/17/18		1,040,000	1,045,637
Republic of Indonesia Bonds 7.50% due 01/15/16		470,000	488,511
Republic of Indonesia Notes 8.50% due 10/12/35		420,000	450,986

			4,113,024

Italy - 3.0%

Italy Buoni Poliennali Del Tesoro Bonds 3.75% due 08/01/21	EUR	295,000	387,342
Italy Buoni Poliennali Del Tesoro Bonds 4.25% due 04/15/13	EUR	375,000	543,113
Italy Buoni Poliennali Del Tesoro Bonds 4.50% due 08/01/18	EUR	3,150,000	4,523,238

			5,453,693

Japan - 16.1%

Government of Japan Bonds 0.80% due 03/20/13	JPY	350,000,000	3,194,123

Government of Japan Bonds 1.10% due 03/20/11	JPY	265,000,000	2,455,365
Government of Japan Bonds 1.30% due 06/20/12	JPY	400,000,000	3,730,761
Government of Japan Bonds 1.40% due 12/20/14	JPY	400,000,000	3,757,820
Government of Japan Bonds 1.40% due 12/20/15	JPY	561,850,000	5,285,438
Government of Japan Bonds 1.70% due 09/20/17	JPY	170,000,000	1,614,710
Government of Japan Bonds 1.90% due 12/20/10	JPY	346,500,000	3,268,037
Government of Japan Bonds 2.00% due 03/20/09	JPY	85,000,000	786,734
Government of Japan Bonds 2.00% due 03/20/25	JPY	470,700,000	4,349,882
Government of Japan Bonds 5.00% due 09/21/09	JPY	62,900,000	603,820

			29,046,690

Mexico - 5.4%

United Mexican States Notes 5.63% due 01/15/17		3,060,000	3,089,070
United Mexican States Notes 6.05% due 01/11/40		410,000	398,110
United Mexican States Notes 6.75% due 09/27/34		1,673,000	1,798,475
United Mexican States Bonds 7.25% due 12/15/16	MXN	22,050,000	1,988,944
United Mexican States Bonds 7.50% due 04/08/33		440,000	512,600
United Mexican States Notes 8.13% due 12/30/19		840,000	1,007,160
United Mexican States Bonds 8.30% due 08/15/31		800,000	1,004,000

			9,798,359

Netherlands - 2.5%

Government of the Netherlands Bonds 4.00% due 07/15/18	EUR	1,170,000	1,664,784
Government of the Netherlands Bonds 4.25% due 07/15/13	EUR	1,900,000	2,793,109

			4,457,893

Norway - 1.3%

Kingdom of Norway Bonds 5.50% due 05/15/09	NOK	12,800,000	2,354,426

Pakistan - 0.1%

Republic of Pakistan Bonds 6.88% due 06/01/17*		159,000	103,350

Panama - 0.3%

Republic of Panama Bonds 6.70% due 01/26/36		400,000	408,600
Republic of Panama Notes 7.25% due 03/15/15		166,000	180,110

			588,710

Peru - 1.0%

Republic of Peru Bonds 6.55% due 03/14/37		465,000	476,625
Republic of Peru Notes 7.35% due 07/21/25		905,000	1,013,600
Republic of Peru Bonds 8.75% due 11/21/33		280,000	361,900

			1,852,125

Philippines - 1.8%

Republic of Philippines Bonds 7.75% due 01/14/31		560,000	613,200
Republic of Philippines Notes 8.00% due 01/15/16		470,000	518,175
Republic of Philippines Notes 8.88% due 03/17/15		550,000	629,750
Republic of Philippines Senior Notes 9.50% due 02/02/30		640,000	820,800
Republic of Philippines Notes 10.63% due 03/16/25		500,000	680,625

			3,262,550

Poland - 0.4%

Republic of Poland Bonds 4.25% due 05/24/11	PLN	1,825,000	764,232

Russia - 2.1%

Republic of Georgia Notes 7.50% due 04/15/13		1,200,000	1,056,720

Russian Federation Bonds 7.50% due 03/31/30(2)		2,393,550	2,672,135

			3,728,855

South Africa - 0.8%

Republic of South Africa Bonds 5.88% due 05/30/22		530,000	496,212
Republic of South Africa Bonds 13.00% due 08/31/10	ZAR	7,350,000	1,009,378

			1,505,590

Spain - 0.6%

Kingdom of Spain Bonds 5.75% due 07/30/32	EUR	615,000	1,014,375

Sweden - 0.4%

Kingdom of Sweden Bonds 4.50% due 08/12/15	SEK	4,260,000	676,045

Switzerland - 0.4%

Government of Switzerland Bonds 4.00% due 06/10/11	CHF	725,000	685,971

Turkey - 4.8%

Republic of Turkey Notes 6.88% due 03/17/36		1,280,000	1,192,000
Republic of Turkey Notes 7.00% due 06/05/20		1,320,000	1,318,350
Republic of Turkey Notes 7.25% due 03/15/15		1,360,000	1,414,400
Republic of Turkey Notes 7.25% due 03/05/38		580,000	554,625
Republic of Turkey Notes 7.38% due 02/05/25		700,000	706,125
Republic of Turkey Notes 8.00% due 02/14/34		1,075,000	1,136,813
Republic of Turkey Notes 9.50% due 01/15/14		1,160,000	1,332,550
Republic of Turkey Senior Bonds 11.88% due 01/15/30		640,000	967,200

			8,622,063

Ukrainian SSR - 0.8%

Republic of Ukraine Senior Notes 6.58% due 11/21/16		260,000	221,172
Republic of Ukraine Bonds 6.75% due 11/14/17		1,000,000	840,390
Republic of Ukraine Bonds 6.75% due 11/14/17*		510,000	428,599

			1,490,161

Uruguay - 1.4%

Republic of Uruguay Notes 7.63% due 03/21/36		1,240,000	1,255,500
Republic of Uruguay Bonds 8.00% due 11/18/22		1,270,000	1,352,550

			2,608,050

Venezuela - 1.1%

Republic of Venezuela Bonds 9.00% due 05/07/23		600,000	519,900
Republic of Venezuela Bonds 9.25% due 09/15/27		710,000	653,200
Republic of Venezuela Bonds 9.25% due 05/07/28		610,000	527,650
Republic of Venezuela Bonds 9.38% due 01/13/34		280,000	243,600

			1,944,350

Total Foreign Government Agencies (cost $131,550,582)			131,516,237

FOREIGN GOVERNMENT TREASURIES - 4.6%
Australia - 0.2%

New South Wales Treasury Corp. Notes 6.00% due 05/01/12	AUD	475,000	403,025

Italy - 0.6%

Republic of Italy Bonds 9.00% due 11/01/23	EUR	532,912	1,115,195

United Kingdom - 3.8%

Government of United Kingdom Bonds 4.00% due 09/07/16	GBP	600,000	1,061,534
Government of United Kingdom Bonds 4.25% due 03/07/36	GBP	1,215,000	2,149,208
Government of United Kingdom Bonds 4.75% due 06/07/10	GBP	500,000	915,135
Government of United Kingdom Bonds 5.00% due 03/07/18	GBP	790,000	1,497,439
Government of United Kingdom Bonds 5.75% due 12/07/09	GBP	250	462
Government of United Kingdom Bonds 8.00% due 06/07/21	GBP	478,000	1,149,066

		6,772,844

Total Foreign Government Treasuries (cost $8,256,258)		8,291,064

U.S. GOVERNMENT AGENCIES - 0.4%
United States - 0.4%
Federal Home Loan Bank Bonds
3.63% due 12/17/10	250,000	251,936
3.63% due 05/29/13	500,000	492,776

Total U.S. Government Agencies (cost $748,476)		744,712

U.S. GOVERNMENT TREASURIES - 7.4%
United States - 7.4%
United States Treasury Bonds
1.75% due 01/15/28 TIPS (5)	522,070	489,196
4.50% due 05/15/38	500,000	505,781
5.50% due 08/15/28	750,000	850,898
6.25% due 08/15/23	900,000	1,085,203
6.50% due 11/15/26	130,000	163,374
7.88% due 02/15/21	400,000	540,125
United States Treasury Notes
2.75% due 02/28/13	500,000	494,844
2.75% due 07/31/10	4,000,000	4,032,500
3.38% due 07/31/13	2,250,000	2,280,762
3.50% due 02/15/18	500,000	489,922
3.88% due 05/15/18	600,000	603,515
4.00% due 02/15/14	600,000	626,390
4.00% due 08/15/18	210,000	213,199
4.50% due 05/15/10	150,000	155,777
4.50% due 11/15/15	800,000	856,313

Total U.S. Government Treasuries (cost $13,286,457)		13,387,799

Total Long-Term Investment Securities (cost $176,363,109)		176,076,689

REPURCHASE AGREEMENT - 0.6%

Agreement with State Street Bank & Trust Co., bearing interest at 1.58%, dated 08/29/08, to be repurchased 09/02/08 in the amount of $1,077,189 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 4.12% due 05/06/13 and having an approximate value of $1,100,246 (cost $1,077,000)	1,077,000	1,077,000

TOTAL INVESTMENTS - (cost $177,440,109)(3)	98.0%	177,153,689
Other assets less liabilities	2.0	3,530,554

NET ASSETS	100.0%	$180,684,243

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2008, the aggregate value of these securities was $9,133,560 representing 5.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of August 31, 2008.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(3)	See Note 4 for cost of investments on a tax basis.
(4)	Denominated in United States Dollars unless otherwise indicated.
(5)	Principal amount of security is adjusted for inflation.

TIPS  Treasury Inflation Protected Securities

Contract to Deliver	In Exchange For		Delivery Date	Gross Unrealized Appreciation
GBP2,300,000	USD	4,517,108	11/7/2008	$345,314

Contract to Deliver	In Exchange For		Delivery Date	Gross Unrealized Depreciation
GBP600,000	USD	1,162,722	8/7/2008	(74,428)
GBP610,000	USD	1,127,390	8/7/2008	(20,958)

				(95,386)

Net Unrealized Appreciation (Depreciation)				249,928

Currency Legend

AUD - Australian Dollar	GBP - British Pound
BRL - Brazillian Real	JPY - Japanese Yen
CAD - Canadian Dollar	MXN - Mexican Peso
CHF - Switzerland Franc	NOK - Norwegian Krone
COP - Colombian Peso	PLN - Polish Zloty
DKK - Danish Krone	SEK - Swedish Krona
EUR - Euro Dollar	USD - United States Dollar
HUF - Hungary Forint	ZAR - South African Rad

Industry Allocation*
Sovereign	78.3%
United States Treasury Notes	5.4
United States Treasury Bonds	2.0
Banks-Commercial	1.5
Steel-Producers	1.1
Cosmetics & Toiletries	1.0
Special Purpose Entities	0.8
Cellular Telecom	0.8
Repurchase Agreements	0.6
Finance-Investment Banker/Broker	0.6
Electric-Integrated	0.5
Transport-Marine	0.5
Diversified Financial Services	0.5
Sovereign Agency	0.4
Insurance-Multi-line	0.4
Metal-Diversified	0.4
Import/Export	0.4
Aerospace/Defense	0.3
Medical Products	0.3
Beverages-Non-alcoholic	0.3
Insurance-Reinsurance	0.3
Banks-Super Regional	0.2
Finance-Credit Card	0.2
Medical-Drugs	0.2
Real Estate Operations & Development	0.2
Banks-Mortgage	0.2
Diversified Operations	0.2
Beverages-Wine/Spirits	0.1
Telephone-Integrated	0.1
Diversified Manufacturing Operations	0.1
Electric-Generation	0.1

98.0%

*	Calculated as a percentage of net assets

AIG RETIREMENT COMPANY I INTERNATIONAL GROWTH I FUND

PORTFOLIO OF INVESTMENTS - August 31, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)(1)
COMMON STOCK - 94.2%
Australia - 3.4%
BHP Billiton, Ltd.#	209,346	$7,377,846
Boart Longyear Group	345,426	581,195
Cochlear, Ltd.	27,465	1,286,324
CSL, Ltd.	145,759	5,089,850
QBE Insurance Group, Ltd.	26,426	541,572
Rio Tinto, Ltd.#	46,200	4,989,316
Sonic Healthcare, Ltd.	102,450	1,266,741

		21,132,844

Austria - 0.5%
Erste Bank der Oesterreichischen Sparkassen AG#	47,826	2,877,140

Belgium - 0.8%
InBev NV	33,093	2,299,010
KBC Groep NV	19,145	1,828,468
Umicore	19,780	867,103

		4,994,581

Bermuda - 1.2%
Aquarius Platinum, Ltd.	50,302	449,627
Esprit Holdings, Ltd.	180,200	1,490,561
Li & Fung, Ltd.#	1,329,400	4,067,932
SeaDrill, Ltd.#	45,080	1,230,664

		7,238,784

Brazil - 0.8%
BM&F BOVESPA SA	178,700	1,363,821
Redecard SA	127,500	2,270,752
Unibanco - Uniao de Bancos Brasileiros SA GDR	9,670	1,156,145

		4,790,718

Canada - 3.0%
Canadian National Railway Co. (New York)	34,340	1,803,880
Canadian National Railway Co. (Toronto)#	55,746	2,924,854
Canadian Natural Resources, Ltd.	20,430	1,743,996
EnCana Corp.	46,790	3,504,571
Manulife Financial Corp.	21,689	778,459
Potash Corp. of Saskatchewan	0	73
Research In Motion, Ltd.†#	31,750	3,860,800
Shoppers Drug Mart Corp.	25,490	1,329,955
Suncor Energy, Inc.	43,478	2,489,605

		18,436,193

China - 0.6%
China Communications Construction Co., Ltd.#	731,000	1,239,185
China Merchants Bank Co., Ltd.#	748,500	2,502,840

		3,742,025

Czech Republic - 0.6%
CEZ AS	52,290	3,940,307

Denmark - 1.9%
Carlsberg A/S	14,180	1,257,779
FLSmidth & Co. A/S	10,920	872,053
Novo-Nordisk A/S	93,608	5,204,185
Vestas Wind Systems A/S†	33,060	4,488,854

		11,822,871

Finland - 1.2%
Fortum Oyj	58,990	2,420,760
Kone Oyj, Class B	43,520	1,346,502
Nokia Oyj	132,889	3,343,444

		7,110,706

France - 11.1%
Air Liquide#	21,203	2,578,994
Alstom	36,890	3,755,569
AXA SA#	346,390	11,115,504
BNP Paribas SA	61,630	5,561,850
Cap Gemini SA	25,635	1,515,922
Gaz de France SA#	67,391	3,884,817
Groupe Danone#	28,870	2,009,342
Legrand SA	72,950	1,866,230
LVMH Moet Henessy Louis Vuitton SA	60,190	6,400,536
Pernod Ricard SA#	24,932	2,332,482
Schneider Electric SA#	41,740	4,202,370
Suez Environnement SA†	27,305	784,332
Suez SA (Paris)	51,928	2,852,341
Total SA	164,880	11,853,631
UBISOFT Entertainment†	20,134	1,885,411
Vallourec SA	5,430	1,514,190
Vivendi SA	108,370	4,191,146

		68,304,667

Germany - 8.8%
Adidas AG	36,460	2,140,948
Bayer AG	122,543	9,709,032
Bayerische Motoren Werke AG	25,270	1,035,474
DaimlerChrysler AG	16,150	943,929
Deutsche Boerse AG	52,382	4,969,513
E.ON AG	37,732	2,204,642
Fresenius Medical Care AG	59,306	3,186,725
GEA Group AG	44,732	1,409,773
Hochtief AG	23,703	2,002,151
K+S AG	23,220	2,813,387
Linde AG	60,290	7,595,834
Merck KGaA	39,198	4,494,557
Puma AG Rudolf Dassler Sport	6,110	1,926,188
Q-Cells AG†#	22,431	2,255,437
SAP AG	21,620	1,210,845
SGL Carbon AG†	37,682	2,270,904
Siemens AG	37,650	4,096,004

		54,265,343

Greece - 1.1%
Coca-Cola Hellenic Bottling Co. SA	45,260	1,115,663
National Bank of Greece SA	92,744	4,129,720
OPAP SA	36,451	1,279,721

		6,525,104

Hong Kong - 1.1%
China Mobile, Ltd.#	87,799	998,197
Hang Seng Bank, Ltd.	119,900	2,370,239
Hutchison Whampoa, Ltd.	229,000	2,127,812

The Link REIT#	465,500	1,098,828

		6,595,076

India - 0.8%
Infosys Technologies, Ltd. ADR#	104,919	4,331,056
Satyam Computer Services, Ltd. ADR#	30,590	680,934

		5,011,990

Indonesia - 0.1%
PT Astra International	359,000	810,993

Ireland - 0.2%
Anglo Irish Bank Corp. PLC# (London)	31,600	270,575
Anglo Irish Bank Corp. PLC (Dublin)	15,019	129,666
CRH PLC (Dublin)	32,567	854,512
CRH PLC (London)	8,038	210,976

		1,465,729

Israel - 0.7%
Teva Pharmaceutical Industries, Ltd. ADR#	87,959	4,163,979

Italy - 3.0%
ENI SpA	238,582	7,768,327
Finmeccanica SpA	92,419	2,474,578
Intesa Sanpaolo SpA	533,648	2,867,685
Saipem SpA	133,493	5,298,305

		18,408,895

Japan - 10.5%
Aeon Credit Service Co., Ltd.#	70,000	800,810
Benesse Corp.	22,600	990,555
Bridgestone Corp.	70,700	1,187,233
Canon, Inc.	138,300	6,188,403
Central Japan Railway Co.	120	1,250,979
Daikin Industries, Ltd.#	23,600	798,758
FamilyMart Co., Ltd.#	22,800	928,138
Fanuc, Ltd.	37,900	2,813,269
Fast Retailing Co., Ltd.#	13,700	1,380,100
Hirose Electric Co., Ltd.#	9,000	875,546
Hoya Corp.#	96,300	1,956,676
Inpex Holdings, Inc.	253	2,737,041
Japan Steel Works, Ltd.#	109,000	1,890,120
Kao Corp.	123,000	3,480,946
Keyence Corp.#	8,300	1,689,612
Komatsu, Ltd.	59,600	1,250,979
Konami Corp.#	72,400	2,212,450
Kurita Water Industries, Ltd.#	36,700	1,192,562
Marubeni Corp.	141,000	876,161
Mitsubishi Corp.	83,300	2,306,840
Mitsubishi Electric Corp.	90,000	767,149
Mitsui O.S.K. Lines, Ltd.	132,000	1,570,620
NGK Insulators, Ltd.	62,000	744,728
Nidec Corp.	24,200	1,630,758
Nintendo Co., Ltd.	12,300	5,813,521
Omron Corp.	44,500	781,374
Rakuten, Inc.	570	317,300
Ricoh Co., Ltd.	79,000	1,300,013
Shin-Etsu Chemical Co., Ltd.	50,400	2,811,513
Shiseido Co., Ltd.	49,000	1,147,513
Sony Financial Holdings, Inc.	1,082	4,019,067
Sumitomo Mitsui Financial Group, Inc.#	170	1,034,326
Suzuki Motor Corp.#	43,900	926,761
Terumo Corp.	38,200	2,137,827
Tokyo Electron, Ltd.	8,000	454,104
Toyota Motor Corp.	43,175	1,935,267
Uni-Charm Corp.	8,300	618,168

		64,817,187

Luxembourg - 1.1%
Millicom International Cellular SA	19,050	1,511,998
Oriflame Cosmetics SA SDR	7,620	440,659
SES FDR	193,403	4,667,344

		6,620,001

Mexico - 1.3%
America Movil SAB de CV, Series L ADR	75,773	3,893,217
Desarrolladora Homex SA de CV ADR†#	27,784	1,407,260
Grupo Modelo SA de CV, Series C	179,900	861,994
Grupo Televisa SA ADR#	50,445	1,169,315
Urbi, Desarrollos Urbanos, SA de CV†	172,800	484,315

		7,816,101

Netherlands - 3.0%
Akzo Nobel NV	12,380	755,353
ASML Holding NV	94,963	2,238,783
Heineken Holding NV	37,091	1,644,637
Heineken NV#	86,130	4,042,775
Koninklijke KPN NV	121,240	2,058,455
TNT NV	144,715	5,381,961
Wolters Kluwer NV	100,060	2,431,487

		18,553,451

Norway - 0.5%
Norsk Hydro ASA#	60,000	638,956
Petroleum Geo-Services ASA†#	70,520	1,515,273
Yara International ASA#	15,040	929,884

		3,084,113

Singapore - 1.6%
Keppel Corp., Ltd.	403,000	2,805,338
SembCorp Marine, Ltd.#	291,000	773,772
Singapore Telecommunications, Ltd.	802,950	1,991,750
United Overseas Bank, Ltd.	322,000	4,295,686

		9,866,546

South Africa - 0.3%
MTN Group, Ltd.	51,850	795,171
Standard Bank Group, Ltd.	95,763	1,121,831

		1,917,002

South Korea - 0.8%
Hana Financial Group, Inc.	33,630	1,184,939
Hyundai Motor Co.	32,240	2,102,933

Samsung Electronics Co., Ltd. GDR* (London)	7,559	1,767,913
Samsung Electronics Co., Ltd. GDR* (OTC)	567	133,245

		5,189,030

Spain - 2.6%
Banco Santander SA	278,533	4,737,751
Cintra Concesiones de Infraestructuras de Transporte SA#	76,282	883,578
Gamesa Corp. Tecnologica SA	54,950	2,603,137
Indra Sistemas SA	42,590	1,091,178
Telefonica SA	257,944	6,381,456

		15,697,100

Sweden - 0.1%
Hennes & Mauritz AB, Class B	9,120	451,636

Switzerland - 11.1%
ABB, Ltd.†	143,880	3,526,293
Actelion, Ltd.†#	33,966	1,946,518
Compagnie Financiere Richemont SA	82,925	4,834,343
EFG International AG	25,340	771,264
Givaudan SA	3,270	2,720,386
Julius Baer Holding AG	102,266	6,229,034
Lonza Group AG	11,170	1,579,135
Nestle SA	343,385	15,132,190
Novartis AG	85,396	4,765,834
Roche Holding AG	82,426	13,894,724
SGS SA	1,800	2,306,775
Sonova Holding AG#	19,469	1,410,724
Swiss Reinsurance	28,011	1,729,230
Syngenta AG	28,488	7,646,943

		68,493,393

Taiwan - 0.9%
Hon Hai Precision Industry Co., Ltd.	468,840	2,355,590
Taiwan Semiconductor Manufacturing Co., Ltd.	615,069	1,137,994
Taiwan Semiconductor Manufacturing Co., Ltd. ADR#	193,231	1,876,273

		5,369,857

Turkey - 0.2%
Akbank TAS	203,797	1,047,900

United Kingdom - 18.6%
Admiral Group PLC	107,768	1,909,208
Aggreko PLC	80,260	1,053,081
AMEC PLC#	150,650	2,312,487
American Physicians Capital, Inc.	62,608	2,120,022
Anglo American PLC	74,435	3,964,561
Autonomy Corp PLC†	50,410	1,053,717
Aviva PLC	108,683	1,015,401
BAE Systems PLC	104,860	915,851
BG Group PLC	278,676	6,185,773
BHP Billiton PLC	42,670	1,336,193
Burberry Group PLC	141,500	1,154,765
Cadbury PLC	134,690	1,547,272
Compass Group PLC	742,893	4,947,038
Diageo PLC	208,590	3,860,452
GlaxoSmithKline PLC	246,629	5,804,898
HSBC Holdings PLC# (London)	224,051	3,526,004
HSBC Holdings PLC (Hong Kong)	76,730	1,208,752
ICAP PLC	35,024	303,734
Imperial Tobacco Group PLC	102,481	3,380,195
Informa PLC	173,599	1,344,975
International Power PLC	527,876	3,800,441
Johnson Matthey PLC	48,740	1,441,107
Ladbrokes PLC	227,908	937,441
Man Group PLC, Class B	400,163	4,136,845
Reckitt Benckiser Group PLC	239,756	12,127,295
Reed Elsevier PLC	245,896	2,807,852
Royal Dutch Shell PLC, Class A	86,580	3,026,546
Scottish and Southern Energy PLC	173,290	4,563,338
Shire, Ltd.	115,075	2,015,673
Smiths Group PLC	106,732	2,220,718
Stagecoach Group PLC	234,990	1,365,479
Standard Chartered PLC	119,330	3,244,910
Tesco PLC	1,168,120	8,103,558
The Capita Group PLC	258,656	3,333,413
TUI Travel PLC	248,670	953,037
Vodafone Group PLC	1,911,560	4,896,263
William Hill PLC	268,670	1,383,202
WPP Group PLC	509,944	4,979,550

		114,281,047

United States - 0.7%
India Fund, Inc.#	26,571	994,287
Synthes, Inc.	21,530	2,976,511

		3,970,798

Total Common Stock (cost $569,531,220)		578,813,107

PREFERRED STOCK - 1.1%
Brazil - 0.2%
Petroleo Brasileiro SA ADR	33,397	1,435,069

Germany - 0.9%
Henkel KGaA	57,861	2,267,440
Porsche Automobil Holding SE	22,441	3,162,956

		5,430,396

Total Preferred Stock (cost $5,783,339)		6,865,465

EXCHANGE TRADED FUNDS - 1.0%
United States - 1.0%
iShares MSCI EAFE Index Fund#	24,330	1,546,658
iShares MSCI EAFE Growth Index	23,630	1,533,114
iShares MSCI Emerging Markets Index Fund#	15,110	605,156
iShares MSCI Japan Index Fund#	240,310	2,744,340

Total Exchange Traded Funds (cost $6,875,372)		6,429,268

Total Long-Term Investment Securities (cost $582,189,931)		592,107,840

SHORT-TERM INVESTMENT SECURITIES - 12.9%
United States - 12.9%
Collective Investment Pool - 10.4%
Securities Lending Quality Trust(2)	63,664,604	63,664,604
Commercial Paper - 0.3%
Merrill Lynch & Co. 2.13% due 09/02/08	$1,743,000	1,742,897
Time Deposits - 2.2%
Euro Time Deposit with State Street Bank & Trust Co. 1.35% due 09/02/08	13,848,000	13,848,000

Total Short-Term Investment Securities (cost $79,255,501)		79,255,501

TOTAL INVESTMENTS (cost $661,445,432)(3)	109.2%	671,363,341
Liabilities in excess of other assets	(9.2)	(56,746,013)

NET ASSETS —	100.0%	$614,617,328

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2008, the aggregate value of these securities was $1,901,158 representing 0.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	A substantial number of the Fund’s holdings were valued using the fair value procedures at August 31, 2008. At August 31, 2008, the aggregate value of these securities was $540,855,029 representing 88.0% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 4 for cost of investments on a tax basis.

ADR - American Depository Receipt

GDR - Global Depository Receipt

FDR - Fiduciary Depository Receipt

SDR - Swedish Depository Receipt

See Notes to Portfolio of Investments

Industry Allocation*
Collective Investment Pool	10.4%
Banks-Commercial	8.3
Medical-Drugs	6.2
Oil Companies-Integrated	5.3
Food-Misc.	3.0
Chemicals-Diversified	2.9
Electric-Integrated	2.6
Soap & Cleaning Preparation	2.3
Time Deposits	2.3
Diversified Minerals	2.1
Insurance-Multi-line	2.0
Cellular Telecom	2.0
Diversified Operations	1.8
Multimedia	1.7
Finance-Other Services	1.7
Industrial Gases	1.7
Auto-Cars/Light Trucks	1.6
Brewery	1.6
Electronic Components-Misc.	1.4
Agricultural Chemicals	1.4
Telephone-Integrated	1.4
Food-Retail	1.3
Oil Companies-Exploration & Production	1.3
Machinery-General Industrial	1.3
Medical Products	1.3
Office Automation & Equipment	1.2
Chemicals-Specialty	1.2
Power Converter/Supply Equipment	1.2
Oil-Field Services	1.1
Transport-Services	1.1
Diversified Manufacturing Operations	1.0
Beverages-Wine/Spirits	1.0
Transport-Rail	1.0
Machinery-Electrical	0.9
Toys	0.9
Cosmetics & Toiletries	0.9
Distribution/Wholesale	0.9
Building & Construction-Misc.	0.9
Tobacco	0.9
Medical-Biomedical/Gene	0.8
Applications Software	0.8
Metal-Diversified	0.8
Food-Catering	0.8
Retail-Jewelry	0.8
Insurance-Life/Health	0.8
Satellite Telecom	0.8
Index Fund	0.7
Medical-Generic Drugs	0.7
Engineering/R&D Services	0.7
Entertainment Software	0.7
Athletic Footwear	0.7
Electric-Generation	0.6
Gas-Distribution	0.6
Computers	0.6
Gambling (Non-Hotel)	0.6
Aerospace/Defense	0.6
Commercial Services	0.5
Wireless Equipment	0.5
Human Resources	0.5
Dialysis Centers	0.5
Import/Export	0.5
Finance-Credit Card	0.5
Semiconductor Components-Integrated Circuits	0.5
Publishing-Books	0.5
Semiconductor Equipment	0.4
Electric Products-Misc.	0.4
Computer Services	0.4
Insurance-Property/Casualty	0.4
Publishing-Periodicals	0.4
Enterprise Software/Service	0.4
Energy-Alternate Sources	0.4
Telecom Services	0.3
Electronic Components-Semiconductors	0.3
Retail-Apparel/Shoe	0.3
Commercial Paper	0.3
Insurance-Reinsurance	0.3
Electronic Measurement Instruments	0.3
Transport-Marine	0.3
International Equity Funds	0.2
Steel Pipe & Tube	0.2
Miscellaneous Manufacturing	0.2
Building-Residential/Commercial	0.2
Retail-Drug Store	0.2
MRI/Medical Diagnostic Imaging	0.2
Machinery-Construction & Mining	0.2
Oil & Gas Drilling	0.2
Water Treatment Systems	0.2
Rubber-Tires	0.2
Diversified Financial Services	0.2
Broadcast Services/Program	0.2
Apparel Manufacturers	0.2
Beverages-Non-alcoholic	0.2
Real Estate Investment Trusts	0.2
Building Products-Cement	0.2
Investment Management/Advisor Services	0.2
Schools	0.2
Travel Services	0.2
Retail-Convenience Store	0.2
Public Thoroughfares	0.1
Electronic Connectors	0.1
Retail-Automobile	0.1
Building Products-Air & Heating	0.1
Water	0.1
Shipbuilding	0.1
Metal Products-Fasteners	0.1
Equity Fund - Emerging Market	0.1
Real Estate Operations & Development	0.1
Platinum	0.1
E-Commerce/Services	0.1

109.2%

*	Calculated as a percentage of net assets

AIG RETIREMENT COMPANY I LARGE CAP CORE FUND

PORTFOLIO OF INVESTMENTS - August 31, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 98.2%
Advertising Agencies - 1.6%

Omnicom Group, Inc.#	30,731	$1,302,687

Aerospace/Defense - 1.7%

Lockheed Martin Corp.	11,862	1,381,211

Aerospace/Defense-Equipment - 0.7%

United Technologies Corp.	8,762	574,700

Applications Software - 2.6%

Microsoft Corp.	77,654	2,119,178

Banks-Fiduciary - 1.0%

State Street Corp.	12,185	824,559

Banks-Super Regional - 3.1%

Wells Fargo & Co.#	84,183	2,548,219

Beverages-Non-alcoholic - 1.1%

PepsiCo, Inc.	12,909	884,008

Beverages-Wine/Spirits - 1.6%

Diageo PLC (1)	58,977	1,091,509
Diageo PLC ADR#	3,652	271,709

		1,363,218

Commercial Services-Finance - 4.8%

Automatic Data Processing, Inc.	22,100	980,798
Bankrate, Inc.†#	47,476	1,531,576
Visa, Inc., Class A	19,224	1,459,101

		3,971,475

Computers - 0.7%

Dell, Inc.†	25,086	545,119

Consumer Products-Misc. - 2.3%

Clorox Co.	31,683	1,872,465

Cosmetics & Toiletries - 1.0%

Procter & Gamble Co.	12,276	856,497

Diversified Manufacturing Operations - 3.7%

General Electric Co.	108,944	3,061,326

E-Commerce/Products - 5.6%

Amazon.com, Inc.†	41,211	3,330,261
Blue Nile, Inc.†#	30,887	1,285,826

		4,616,087

Electric-Integrated - 1.0%

Exelon Corp.	10,953	831,990

Electronic Components-Semiconductors - 3.1%

Altera Corp.	39,208	887,669
Intel Corp.	46,013	1,052,318
Texas Instruments, Inc.	24,418	598,485

		2,538,472

Enterprise Software/Service - 3.4%

Oracle Corp.†	127,194	2,789,364

Finance-Credit Card - 0.9%

American Express Co.	19,626	778,760

Finance-Investment Banker/Broker - 3.3%

JPMorgan Chase & Co.	29,188	1,123,446
The Goldman Sachs Group, Inc.	9,549	1,565,750

		2,689,196

Food-Misc. - 2.7%

Kraft Foods, Inc., Class A	30,693	967,136
McCormick & Co., Inc.#	31,244	1,263,820

		2,230,956

Food-Retail - 1.0%

Whole Foods Market, Inc.#	45,687	836,529

Footwear & Related Apparel - 2.3%

Timberland Co., Class A†#	114,776	1,935,123

Industrial Gases - 1.1%

Air Products & Chemicals, Inc.	10,036	921,807

Insurance Brokers - 1.4%

Marsh & McLennan Cos., Inc.	36,111	1,153,024

Insurance-Life/Health - 1.0%

Prudential Financial, Inc.	10,972	808,746

Investment Companies - 1.0%

Apollo Global Mgmt LLC Class A	59,624	834,736

Investment Management/Advisor Services - 2.4%

Legg Mason, Inc.#	27,005	1,202,533
T. Rowe Price Group, Inc.#	13,265	787,410

		1,989,943

Medical Instruments - 1.6%

Medtronic, Inc.	25,014	1,365,764

Medical Products - 3.7%

Baxter International, Inc.	17,671	1,197,387
Johnson & Johnson	26,525	1,868,156

		3,065,543

Medical-Biomedical/Gene - 3.4%

Amgen, Inc.†	45,294	2,846,728

Medical-Drugs - 3.6%

Abbott Laboratories	20,044	1,151,127
Novartis AG ADR#	26,051	1,449,477
Wyeth	9,592	415,142

		3,015,746

Multimedia - 1.3%

FactSet Research Systems, Inc.#	17,047	1,069,017

Networking Products - 2.8%

Cisco Systems, Inc.†	95,259	2,290,979

Oil Companies-Exploration & Production - 1.7%

Apache Corp.	12,199	1,395,322

Oil Companies-Integrated - 6.7%

Chevron Corp.	8,876	766,177
ConocoPhillips	18,569	1,532,128
Exxon Mobil Corp.	40,425	3,234,404

		5,532,709

Oil-Field Services - 0.9%

Schlumberger, Ltd.	7,663	722,008

Retail-Drug Store - 2.3%

CVS Caremark Corp.	51,915	1,900,089

Telephone-Integrated - 2.1%

AT&T, Inc.	27,112	867,313
Verizon Communications, Inc.	24,016	843,442

		1,710,755

Tobacco - 1.7%

Philip Morris International, Inc.	25,844	1,387,823

Transport-Services - 1.7%

Expeditors International of Washington, Inc.	14,301	516,123
United Parcel Service, Inc., Class B	14,270	914,992

		1,431,115

Web Portals/ISP - 2.3%

Google, Inc., Class A†	4,139	1,917,557

Wireless Equipment - 6.3%

QUALCOMM, Inc.	99,414	5,234,147

Total Long-Term Investment Securities (cost $79,944,215)		81,144,697

SHORT-TERM INVESTMENT SECURITIES - 11.7%
Collective Investment Pool - 11.2%

Securities Lending Quality Trust(2)	9,226,680	9,226,680

Time Deposits - 0.5%

Euro Time Deposit with State Street Bank & Trust Co. 0.50% due 09/02/08	$426,000	426,000

Total Short-Term Investment Securities (cost $9,652,680)		9,652,680

TOTAL INVESTMENTS (cost $89,596,895) (3)	109.9%	90,797,377
Liabilities in excess of other assets	(9.9)	(8,213,408)

NET ASSETS	100.0%	$82,583,969

#	The security or a portion thereof is out on loan
†	Non-income producing security
(1)	Security was valued using Fair Value procedures at August 31, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned
(3)	See Note 4 for cost of investments on a tax basis.
ADR –	American Depository Receipt

See Notes to Portfolio of Investments

AIG RETIREMENT COMPANY I LARGE CAPITAL GROWTH FUND

PORTFOLIO OF INVESTMENTS - August 31, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 94.5%
Aerospace/Defense - 5.5%

Boeing Co.	28,600	$1,875,016
General Dynamics Corp.	44,962	4,149,993
Lockheed Martin Corp.	109,048	12,697,549
Raytheon Co.	120,045	7,201,499

		25,924,057

Aerospace/Defense-Equipment - 1.0%

United Technologies Corp.	67,866	4,451,331

Agricultural Chemicals - 3.2%

CF Industries Holdings, Inc.	20,000	3,048,000
Monsanto Co.	46,000	5,255,500
Syngenta AG(1)	15,591	4,185,043
The Mosaic Co.	23,890	2,550,018

		15,038,561

Applications Software - 3.1%

Microsoft Corp.	525,989	14,354,240

Athletic Footwear - 1.0%

NIKE, Inc., Class B	74,288	4,502,596

Auto/Truck Parts & Equipment-Original - 0.4%

BorgWarner, Inc.	44,052	1,821,550

Banks-Commercial - 0.4%

Unibanco - Uniao de Bancos Brasileiros SA GDR	16,190	1,935,676

Banks-Fiduciary - 0.6%

The Bank of New York Mellon Corp.	79,171	2,740,108

Beverages-Non-alcoholic - 2.6%

PepsiCo, Inc.	177,767	12,173,484

Beverages-Wine/Spirits - 0.8%

Diageo PLC(1)	210,419	3,894,302

Building-Heavy Construction - 0.2%

Chicago Bridge & Iron Co., NV NY SHRS	29,682	950,418

Cellular Telecom -2.0%

America Movil SAB de CV, Series L ADR	58,324	2,996,687
China Mobile, Ltd.(1)	226,000	2,569,421
NII Holdings, Inc.†	70,800	3,718,416

		9,284,524

Coal - 0.1%

Peabody Energy Corp.	10,900	686,155

Commercial Services - 0.1%

AerCap Holdings NV†#	36,600	507,642

Commercial Services-Finance - 1.2%

Mastercard, Inc., Class A#	8,591	2,083,747
Visa, Inc., Class A	43,900	3,332,010

		5,415,757

Computer Aided Design - 0.3%

Autodesk, Inc.†	32,678	1,161,049

Computers - 8.8%

Apple, Inc.†	81,055	13,741,254
Hewlett-Packard Co.	327,629	15,372,353
International Business Machines Corp.	54,968	6,691,255
Research In Motion, Ltd.†	42,866	5,212,505

		41,017,367

Consulting Services - 1.8%

Accenture, Ltd., Class A	205,846	8,513,791

Cosmetics & Toiletries -1.9%

Procter & Gamble Co.	127,300	8,881,721

Data Processing/Management - 0.6%

Fiserv, Inc.†#	49,900	2,587,814

Diagnostic Kits - 0.2%

Inverness Medical Innovations, Inc.†	31,400	1,115,328

Disposable Medical Products - 0.6%

C.R. Bard, Inc.#	32,151	3,004,511

Diversified Manufacturing Operations - 2.7%

Danaher Corp.	55,000	4,486,350
Dover Corp.	47,500	2,345,550
General Electric Co.	127,800	3,591,180
Honeywell International, Inc.	41,092	2,061,586

		12,484,666

Diversified Minerals - 0.7%

BHP Billiton, Ltd.(1)	50,166	1,767,968
Cia Vale do Rio Doce ADR	61,600	1,635,480

		3,403,448

E-Commerce/Services - 0.5%

eBay, Inc.†	54,700	1,363,671
Expedia, Inc.†#	50,100	884,766

		2,248,437

Electric Products-Misc. - 1.0%

AMETEK, Inc.	48,317	2,345,307
Emerson Electric Co.	53,900	2,522,520

		4,867,827

Electronic Components-Semiconductors - 3.3%

Broadcom Corp., Class A†	48,400	1,164,504
Intel Corp.	301,743	6,900,862
MEMC Electronic Materials, Inc.†	63,700	3,127,033
Texas Instruments, Inc.	65,900	1,615,209
Xilinx, Inc.	95,400	2,478,492

		15,286,100

Electronic Forms - 1.4%

Adobe Systems, Inc.†	153,500	6,574,405

Electronic Measurement Instruments - 0.6%

Agilent Technologies, Inc.†	75,900	2,638,284

Electronics-Military - 0.5%

L-3 Communications Holdings, Inc.	22,100	2,297,074

Engineering/R&D Services - 2.9%

ABB, Ltd.†(1)	260,772	6,391,148
Fluor Corp.#	63,758	5,108,928
McDermott International, Inc.†	62,568	2,172,987

		13,673,063

Enterprise Software/Service - 2.5%

BMC Software, Inc.†#	92,785	3,021,080
Oracle Corp.†	392,472	8,606,911

		11,627,991

Finance-Investment Banker/Broker - 1.4%

The Charles Schwab Corp.	113,300	2,718,067
The Goldman Sachs Group, Inc.	24,041	3,942,003

		6,660,070

Finance-Other Services - 0.3%

CME Group, Inc.	3,675	1,232,522

Instruments-Scientific -1.1%

Thermo Fisher Scientific, Inc.†	84,200	5,099,152

Insurance-Multi-line - 0.4%

Assurant, Inc.	35,100	2,050,893

Insurance-Property/Casualty -0.4%

Chubb Corp.	39,839	1,912,670

Internet Infrastructure Software - 0.3%

Akamai Technologies, Inc.†#	54,400	1,245,760

Internet Security - 0.6%

Symantec Corp.†	127,100	2,835,601

Investment Management/Advisor Services - 0.7%

Invesco, Ltd.	53,000	1,358,390
Janus Capital Group, Inc.	62,969	1,698,274

		3,056,664

Machinery-Construction & Mining - 0.5%

Joy Global, Inc.	32,204	2,287,772

Medical Instruments - 0.8%

Medtronic, Inc.	70,100	3,827,460

Medical Products - 4.1%

Baxter International, Inc.	98,158	6,651,186
Johnson & Johnson	139,328	9,812,871
Zimmer Holdings, Inc.†	37,500	2,714,625

		19,178,682

Medical-Biomedical/Gene - 3.8%

Amgen, Inc.†	38,200	2,400,870
Celgene Corp.†	38,100	2,640,330
Genentech, Inc.†	29,100	2,873,625
Genzyme Corp.†	40,200	3,147,660
Gilead Sciences, Inc.†	79,700	4,198,596
Invitrogen Corp.†#	63,746	2,706,655

		17,967,736

Medical-Drugs - 0.5%

Abbott Laboratories	37,900	2,176,597

Medical-Generic Drugs - 0.8%

Barr Pharmaceuticals, Inc.†	26,800	1,810,072
Mylan, Inc.†#	149,000	1,920,610

		3,730,682

Medical-HMO - 0.5%

UnitedHealth Group, Inc.	81,100	2,469,495

Medical-Wholesale Drug Distribution - 0.3%

Cardinal Health, Inc.	23,100	1,270,038

Metal-Diversified - 1.5%

Freeport-McMoRan Copper & Gold, Inc.#	44,712	3,993,676
Rio Tinto PLC ADR	7,429	2,820,940

		6,814,616

Multimedia - 0.7%

News Corp., Class A	88,062	1,246,958
Time Warner, Inc.	109,600	1,794,152

		3,041,110

Networking Products - 2.1%

Cisco Systems, Inc.†	415,796	9,999,894

Oil & Gas Drilling - 1.6%

ENSCO International, Inc.#	69,489	4,709,964
Transocean, Inc.†	23,060	2,933,232

		7,643,196

Oil Companies-Exploration & Production - 2.2%

Apache Corp.	9,500	1,086,610
Occidental Petroleum Corp.	67,174	5,330,929
Ultra Petroleum Corp.†	13,600	926,840
XTO Energy, Inc.	60,900	3,069,969

		10,414,348

Oil Companies-Integrated - 1.8%

Exxon Mobil Corp.	76,071	6,086,441
Marathon Oil Corp.	51,914	2,339,764

		8,426,205

Oil Field Machinery & Equipment - 1.2%

Cameron International Corp.†	24,600	1,146,114
National-Oilwell Varco, Inc.†	62,800	4,630,244

		5,776,358

Oil-Field Services - 2.0%

Halliburton Co.	78,300	3,440,502
Schlumberger, Ltd.	49,650	4,678,023
Weatherford International, Ltd.†	27,900	1,076,382

		9,194,907

Pharmacy Services - 2.4%

Express Scripts, Inc.†	87,797	6,445,178
Medco Health Solutions, Inc.†	105,678	4,951,014

		11,396,192

Retail-Apparel/Shoe - 0.3%

American Eagle Outfitters, Inc.#	92,300	1,389,115

Retail-Auto Parts - 0.6%

AutoZone, Inc.†	19,500	2,675,985

Retail-Consumer Electronics - 0.3%

Best Buy Co., Inc.#	35,600	1,593,812

Retail-Discount - 1.3%

Target Corp.	34,400	1,823,888
Wal-Mart Stores, Inc.	75,600	4,465,692

		6,289,580

Retail-Drug Store - 1.3%

CVS Caremark Corp.	168,078	6,151,655

Retail-Office Supplies - 0.6%

Staples, Inc.	109,200	2,642,640

Retail-Regional Department Stores - 0.2%

Kohl’s Corp.†#	23,500	1,155,495

Schools - 0.5%

Apollo Group, Inc., Class A†	33,591	2,139,075

Telecom Equipment-Fiber Optics - 0.5%

Corning, Inc.	118,600	2,436,044

Web Portals/ISP - 1.9%

Google, Inc., Class A†	19,077	8,838,183

Wireless Equipment - 2.0%

Nokia OYJ ADR	126,626	3,187,176

QUALCOMM, Inc.	116,700	6,144,255

		9,331,431

X-Ray Equipment - 0.5%
Hologic, Inc.†#	106,100	2,251,442

Total Long-Term Investment Securities (cost $391,259,786)		441,666,354

SHORT-TERM INVESTMENT SECURITIES - 8.8%
Collective Investment Pool - 5.4%

Securities Lending Quality Trust(2)	25,328,394	25,328,394

Time Deposits - 3.4%
Euro Time Deposit with State Street Bank & Trust Co. 1.35% due 09/02/08	$16,034,000	16,034,000

Total Short-Term Investment Securities (cost $41,362,394)		41,362,394

REPURCHASE AGREEMENT - 1.9%
State Street Bank & Trust Co. Joint Repurchase Agreement(3) (cost $8,753,000)	8,753,000	8,753,000

TOTAL INVESTMENTS (cost $441,375,180)(4)	105.2%	491,781,748
Liabilities in excess of other assets	(5.2)	(24,285,956)

NET ASSETS -	100.0%	$467,495,792

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Security was valued using fair value procedures at August 31, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.

ADR – American Depository Receipt

GDR – Global Depository Receipt

NY SHRS – New York Shares

See Notes to Portfolio of Investments

AIG RETIREMENT COMPANY I MID CAP INDEX FUND

PORTFOLIO OF INVESTMENTS - August 31, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 98.5%
Advertising Sales - 0.2%

Lamar Advertising Co., Class A†#	177,000	$6,575,550

Aerospace/Defense-Equipment - 0.8%

Alliant Techsystems, Inc.†#	75,100	7,902,773
BE Aerospace, Inc.†	226,100	5,415,095
DRS Technologies, Inc.#	94,500	7,524,090

		20,841,958

Agricultural Chemicals - 0.4%

Terra Industries, Inc.	208,500	10,477,125

Airlines - 0.2%

AirTran Holdings, Inc.†#	262,100	629,040
Alaska Air Group, Inc.†#	83,100	1,745,931
JetBlue Airways Corp.†#	417,600	2,534,832

		4,909,803

Apparel Manufacturers - 0.1%

Under Armour, Inc., Class A†#	82,600	2,784,446

Auction House/Art Dealers - 0.2%

Sotheby’s#	153,600	4,137,984

Auto-Heavy Duty Trucks - 0.1%

Oshkosh Corp.	170,000	2,621,400

Auto/Truck Parts & Equipment-Original - 0.7%

ArvinMeritor, Inc.#	168,200	2,524,682
BorgWarner, Inc.	264,900	10,953,615
Lear Corp.†	176,400	2,215,584
Modine Manufacturing Co.#	73,700	1,165,934

		16,859,815

Banks-Commercial - 2.4%

Associated Banc-Corp.#	291,000	5,092,500
Bank of Hawaii Corp.#	109,300	5,779,784
Cathay General Bancorp#	112,800	2,183,808
City National Corp.#	91,800	4,543,182
Colonial BancGroup, Inc.#	461,000	2,913,520
Commerce Bancshares, Inc.	142,900	6,430,500
Cullen/Frost Bankers, Inc.#	134,100	7,466,688
FirstMerit Corp.	184,600	3,736,304
SVB Financial Group†#	73,000	4,091,650
Synovus Financial Corp.#	754,000	6,936,800
TCF Financial Corp.#	248,400	3,912,300
Webster Financial Corp.#	119,900	2,556,268
Westamerica Bancorp.#	66,200	3,389,440

		59,032,744

Banks-Fiduciary - 0.1%

Wilmington Trust Corp.#	153,500	3,602,645

Batteries/Battery Systems - 0.5%

Energizer Holdings, Inc.†	131,200	11,144,128

Beverages-Non-alcoholic - 0.3%

Hansen Natural Corp.†#	139,000	3,819,720
PepsiAmericas, Inc.	133,900	3,137,277

		6,956,997

Building & Construction Products-Misc. - 0.1%

Louisiana-Pacific Corp.#	235,900	2,297,666

Building & Construction-Misc. - 0.1%

Dycom Industries, Inc.†#	91,500	1,466,745

Building Products-Cement - 0.4%

Martin Marietta Materials, Inc.#	94,300	10,646,470

Building-Heavy Construction - 0.1%

Granite Construction, Inc.	73,300	2,688,644

Building-Maintance & Services - 0.1%

Rollins, Inc.	96,900	1,721,913

Building-Mobile Home/Manufactured Housing - 0.1%

Thor Industries, Inc.#	78,500	1,803,930

Building-Residential/Commercial - 0.8%

Hovnanian Enterprises, Inc., Class A†#	103,400	738,276
M.D.C Holdings, Inc.#	80,300	3,328,435
NVR, Inc.†	12,000	7,172,760
Ryland Group, Inc.#	96,800	2,243,824
Toll Brothers, Inc.†#	293,500	7,302,280

		20,785,575

Casino Hotels - 0.1%

Boyd Gaming Corp.#	128,400	1,565,196

Casino Services - 0.2%

Scientific Games Corp., Class A†#	147,900	4,453,269

Chemicals-Diversified - 0.7%

FMC Corp.	170,700	12,553,278
Olin Corp.	170,500	4,588,155

		17,141,433

Chemicals-Specialty - 1.5%

Albemarle Corp.	173,200	6,882,968
Cabot Corp.#	147,000	4,067,490
Chemtura Corp.	552,900	3,643,611
Cytec Industries, Inc.	95,600	4,856,480
Ferro Corp.#	99,800	2,199,592
Lubrizol Corp.	155,400	8,234,646
Minerals Technologies, Inc.#	43,200	2,837,376
Sensient Technologies Corp.#	109,600	3,201,416

		35,923,579

Coal - 1.1%

Arch Coal, Inc.	328,900	17,839,536
Patriot Coal Corp.†	144,600	8,670,216

		26,509,752

Coatings/Paint - 0.5%

RPM International, Inc.	297,200	6,419,520
Valspar Corp.	227,200	5,375,552

		11,795,072

Commercial Services - 1.2%

Alliance Data Systems Corp.†	153,500	9,860,840
ChoicePoint, Inc.†	156,300	7,605,558
Quanta Services, Inc.†#	393,300	12,562,002

		30,028,400

Commercial Services-Finance - 0.8%

Deluxe Corp.	117,500	1,939,925
Global Payments, Inc.	181,500	8,750,115
Lender Processing Services, Inc.	195,900	6,523,470
PacWest Bancorp#	55,900	1,267,812

		18,481,322

Computer Aided Design - 0.6%

Ansys, Inc.†	202,000	8,958,700
Parametric Technology Corp.†#	262,900	5,279,032

		14,237,732

Computer Services - 0.4%

DST Systems, Inc.†#	104,500	6,452,875

SRA International, Inc., Class A†	97,000	2,277,560

		8,730,435

Computer Software - 0.2%

Metavante Technologies, Inc.†	204,600	4,836,744

Computers - 0.1%

Palm, Inc.#	244,700	2,082,397

Computers-Integrated Systems - 0.8%

Diebold, Inc.	150,100	5,951,465
Jack Henry & Associates, Inc.	175,700	3,519,271
NCR Corp.†	382,400	10,118,304

		19,589,040

Computers-Memory Devices - 0.6%

Imation Corp.#	71,400	1,516,536
Western Digital Corp.†	505,200	13,771,752

		15,288,288

Consulting Services - 0.7%

Gartner, Inc.†#	142,400	3,760,784
Navigant Consulting, Inc.†	104,000	1,800,240
SAIC, Inc.†	419,900	8,418,995
The Corporate Executive Board Co.	77,800	2,831,920

		16,811,939

Consumer Products-Misc. - 0.4%

American Greetings Corp., Class A#	111,400	1,791,312
Blyth, Inc.	53,800	850,578
The Scotts Miracle-Gro Co., Class A	101,600	2,716,784
Tupperware Brands Corp.	141,400	5,050,808

		10,409,482

Containers-Paper/Plastic - 0.5%

Packaging Corp. of America	208,600	5,371,450
Sonoco Products Co.	227,000	7,845,120

		13,216,570

Cosmetics & Toiletries - 0.2%

Alberto-Culver Co.	197,600	5,169,216

Data Processing/Management - 1.2%

Acxiom Corp.#	155,600	2,248,420
Broadridge Financial Solutions, Inc.	319,700	6,384,409
Dun & Bradstreet Corp.	127,300	11,707,781
Fair Isaac Corp.#	111,000	2,564,100
SEI Investments Co.	286,100	6,757,682

		29,662,392

Decision Support Software - 0.1%

Wind River Systems, Inc.†	154,700	1,709,435

Dental Supplies & Equipment - 0.5%

Dentsply International, Inc.	339,600	13,308,924

Diagnostic Equipment - 0.4%

Affymetrix, Inc.†#	158,500	1,359,930
Gen-Probe, Inc.†	123,200	7,361,200

		8,721,130

Diagnostic Kits - 0.3%

Idexx Laboratories, Inc.†	137,600	7,746,880

Direct Marketing - 0.0%

Harte-Hanks, Inc.#	98,300	1,214,005

Distribution/Wholesale - 1.0%

Fastenal Co.#	285,800	14,841,594
Ingram Micro, Inc., Class A†	326,600	6,176,006
Tech Data Corp.†	120,800	4,124,112

		25,141,712

Diversified Manufacturing Operations - 2.7%

Carlisle Cos., Inc.#	139,200	4,508,688
Crane Co.	115,800	4,252,176
Federal Signal Corp.#	109,600	1,756,888
Harsco Corp.	192,300	10,122,672
Matthews International Corp., Class A	71,100	3,573,486
Pentair, Inc.#	226,100	8,309,175
SPX Corp.	121,800	14,524,650
Teleflex, Inc.	90,300	5,830,671
The Brink’s Co.	108,100	7,543,218
Trinity Industries, Inc.#	184,700	6,645,506

		67,067,130

E-Commerce/Services - 0.5%

NetFlix, Inc.†#	102,700	3,167,268
Priceline.com, Inc.†	87,900	8,172,942

		11,340,210

E-Marketing/Info - 0.3%

Digital River, Inc.†	84,700	3,705,625
ValueClick, Inc.†	217,300	2,800,997

		6,506,622

Electric Products-Misc. - 0.5%

AMETEK, Inc.	243,400	11,814,636

Electric-Integrated - 5.1%

Alliant Energy Corp.	252,100	8,810,895
Black Hills Corp.#	87,700	2,965,137
DPL, Inc.#	259,500	6,440,790
Energy East Corp.	361,200	9,824,640
Great Plains Energy, Inc.	270,503	6,343,295
Hawaiian Electric Industries, Inc.#	192,100	5,081,045
IDACORP, Inc.#	103,300	3,078,340
MDU Resources Group, Inc.	417,300	13,787,592
Northeast Utilities	355,100	9,548,639
NSTAR	243,700	8,246,808
OGE Energy Corp.	210,300	7,087,110
PNM Resources, Inc.#	197,300	2,326,167
Puget Energy, Inc.	296,200	8,263,980
SCANA Corp.#	266,200	10,435,040
Sierra Pacific Resources	534,600	6,008,904
Westar Energy, Inc.	239,200	5,417,880
Wisconsin Energy Corp.#	266,800	12,478,236

		126,144,498

Electronic Components-Misc. - 0.4%

Gentex Corp.	326,000	5,193,180
Vishay Intertechnology, Inc.†	425,800	3,785,362

		8,978,542

Electronic Components-Semiconductors - 1.0%

Cree, Inc.†#	204,700	4,771,557
Fairchild Semiconductor International, Inc.†	284,400	3,566,376

International Rectifier Corp.†	165,500	3,458,950
Intersil Corp., Class A	282,400	6,616,632
Semtech Corp.†	141,300	2,089,827
Silicon Laboratories, Inc.†	111,100	3,745,181

		24,248,523

Electronic Connectors - 1.0%

Amphenol Corp., Class A	400,200	19,017,504
Thomas & Betts Corp.†	116,700	5,377,536

		24,395,040

Electronic Design Automation - 0.6%

Cadence Design Systems, Inc.†	589,000	4,706,110
Mentor Graphics Corp.†	207,400	2,530,280
Synopsys, Inc.†	325,800	7,014,474

		14,250,864

Electronic Measurement Instruments - 1.0%

FLIR Systems, Inc.†#	313,200	11,181,240
National Instruments Corp.	128,800	4,157,664
Trimble Navigation, Ltd.†#	276,500	9,359,525

		24,698,429

Electronic Parts Distribution - 0.8%

Arrow Electronics, Inc.†	280,000	9,293,200
Avnet, Inc.†	343,200	10,072,920

		19,366,120

Engineering/R&D Services - 1.1%

KBR, Inc.	387,400	9,510,670
The Shaw Group, Inc.†	189,100	9,368,014
URS Corp.†	192,600	9,237,096

		28,115,780

Enterprise Software/Service - 0.3%

Advent Software, Inc.†#	41,500	1,919,375
Sybase, Inc.†	180,900	6,224,769

		8,144,144

Environmental Monitoring & Detection - 0.1%

Mine Safety Appliances Co.#	66,900	2,430,477

Filtration/Separation Products - 0.3%

Donaldson Co., Inc.	159,900	7,021,209

Finance-Auto Loans - 0.1%

AmeriCredit Corp.†#	263,000	2,782,540

Finance-Investment Banker/Broker - 0.5%

Jefferies Group, Inc.#	271,300	5,211,673
Raymond James Financial, Inc.#	215,500	6,643,865

		11,855,538

Financial Guarantee Insurance - 0.0%

The PMI Group, Inc.#	185,800	667,022

Food-Confectionery - 0.3%

The J.M. Smucker Co.	126,800	6,876,364
Tootsie Roll Industries, Inc.#	61,647	1,755,707

		8,632,071

Food-Meat Products - 0.5%

Hormel Foods Corp.	164,100	5,851,806
Smithfield Foods, Inc.†#	266,800	5,365,348

		11,217,154

Food-Misc. - 0.7%

Corn Products International, Inc.	169,100	7,573,989
Lancaster Colony Corp.	47,301	1,645,129
Ralcorp Holdings, Inc.†	128,300	7,877,620

		17,096,738

Food-Retail - 0.1%

Ruddick Corp.#	84,900	2,703,216

Footwear & Related Apparel - 0.1%

Timberland Co., Class A†#	110,100	1,856,286

Funeral Services & Related Items - 0.2%

Service Corp. International	596,500	6,090,265

Gas-Distribution - 1.0%

AGL Resources, Inc.	174,600	5,772,276
Energen Corp.	163,600	9,135,424
Vectren Corp.	184,700	5,123,578
WGL Holdings, Inc.	113,200	3,645,040

		23,676,318

Golf - 0.1%

Callaway Golf Co.#	151,400	2,056,012

Hazardous Waste Disposal - 0.5%

Stericycle, Inc.†	196,800	11,670,240

Home Furnishings - 0.0%

Furniture Brands International, Inc.#	111,500	997,925

Hospital Beds/Equipment - 0.3%

Hill-Rom Holdings, Inc.#	142,400	4,263,456
Kinetic Concepts, Inc.†	123,800	4,352,808

		8,616,264

Human Resources - 0.6%

Kelly Services, Inc., Class A#	50,700	980,538
Korn/Ferry International†#	105,900	1,882,902
Manpower, Inc.	181,100	8,703,666
MPS Group, Inc.†	215,300	2,480,256

		14,047,362

Industrial Automated/Robotic - 0.2%

Nordson Corp.#	76,900	4,124,147

Industrial Gases - 0.5%

Airgas, Inc.	188,900	11,190,436

Instruments-Scientific - 0.1%

Varian, Inc.†	67,400	3,350,454

Insurance Brokers - 0.4%

Arthur J. Gallagher & Co.#	211,900	5,611,112
Brown & Brown, Inc.#	260,300	5,289,296

		10,900,408

Insurance-Life/Health - 0.5%

Protective Life Corp.	159,400	5,784,626
StanCorp Financial Group, Inc.	111,800	5,479,318

		11,263,944

Insurance-Multi-line - 1.1%

American Financial Group, Inc.	161,700	4,613,301
Hanover Insurance Group, Inc.	117,300	5,540,079
HCC Insurance Holdings, Inc.	252,400	6,355,432
Horace Mann Educators Corp.	92,800	1,382,720
Old Republic International Corp.#	526,600	5,755,738
Unitrin, Inc.	114,700	2,928,291

		26,575,561

Insurance-Property/Casualty - 1.3%

Fidelity National Financial, Inc., Class A#	488,400	6,852,252
First American Corp.	211,100	5,334,497
Mercury General Corp.#	81,200	4,136,328
Philadelphia Consolidated Holding Co.†	132,100	7,890,333
W.R. Berkley Corp.	338,500	7,975,060

		32,188,470

Insurance-Reinsurance - 0.5%

Everest Re Group, Ltd.	141,400	11,613,182

Internet Infrastructure Equipment - 0.1%

Avocent Corp.†#	102,100	2,396,287

Internet Infrastructure Software - 0.3%

F5 Networks, Inc.†#	186,900	6,375,159

Internet Security - 0.6%

McAfee, Inc.†	345,200	13,656,112

Intimate Apparel - 0.2%

The Warnaco Group, Inc.†#	103,800	5,352,966

Investment Companies - 0.2%

Apollo Investment Corp.#	324,700	5,747,190

Investment Management/Advisor Services - 1.0%

Affiliated Managers Group, Inc.†	93,400	8,893,548
Eaton Vance Corp.	264,200	9,434,582
Waddell & Reed Financial, Inc., Class A	197,800	6,369,160

		24,697,290

Machine Tools & Related Products - 0.6%

Kennametal, Inc.	175,300	6,175,819
Lincoln Electric Holdings, Inc.	97,600	7,883,152

		14,058,971

Machinery-Construction & Mining - 0.7%

Joy Global, Inc.	247,000	17,546,880

Machinery-Farming - 0.5%

AGCO Corp.†	209,300	12,899,159

Machinery-General Industrial - 1.0%

IDEX Corp.	187,800	6,961,746
Roper Industries, Inc.	204,000	12,052,320
Wabtec Corp.	110,400	6,521,328

		25,535,394

Machinery-Print Trade - 0.2%

Zebra Technologies Corp., Class A†	148,300	4,629,926

Machinery-Pumps - 0.9%

Flowserve Corp.	131,400	17,360,568
Graco, Inc.#	138,200	5,272,330

		22,632,898

Medical Information Systems - 0.3%

Cerner Corp.†#	152,600	7,027,230

Medical Instruments - 1.0%

Beckman Coulter, Inc.	143,400	10,585,788
Edwards Lifesciences Corp.†	125,100	7,407,171
Techne Corp.†	88,200	6,806,394

		24,799,353

Medical Labs & Testing Services - 0.5%

Covance, Inc.†	143,400	13,528,356

Medical Products - 0.5%

Henry Schein, Inc.†	206,000	12,046,880

Medical Sterilization Products - 0.2%

STERIS Corp.	133,600	4,912,472

Medical-Biomedical/Gene - 1.3%

Charles River Laboratories International, Inc.†	155,400	10,195,794
Invitrogen Corp.†#	204,100	8,666,086
PDL BioPharma, Inc.#	272,400	3,287,868
Vertex Pharmaceuticals, Inc.†#	320,800	8,616,688

		30,766,436

Medical-Drugs - 1.2%

Cephalon, Inc.†#	154,600	11,845,452
Endo Pharmaceuticals Holdings, Inc.†	274,400	6,234,368
Medicis Pharmaceutical Corp., Class A#	128,800	2,667,448
Sepracor, Inc.†#	245,900	4,524,560
Valeant Pharmaceuticals International†#	203,800	3,731,578

		29,003,406

Medical-Generic Drugs - 0.3%

Perrigo Co.	177,200	6,200,228

Medical-HMO - 0.4%

Health Net, Inc.†	244,800	6,768,720
WellCare Health Plans, Inc.†	95,100	3,971,376

		10,740,096

Medical-Hospitals - 0.9%

Community Health Systems, Inc.†#	219,600	7,578,396
Health Management Associates, Inc., Class A†	555,600	3,228,036
LifePoint Hospitals, Inc.†#	123,700	4,173,638
Universal Health Services, Inc., Class B	116,000	7,166,480

		22,146,550

Medical-Nursing Homes - 0.1%

Kindred Healthcare, Inc.†	68,500	2,118,705

Medical-Outpatient/Home Medical - 0.3%

Apria Healthcare Group, Inc.†	100,100	1,979,978
Lincare Holdings, Inc.†#	167,000	5,511,000

		7,490,978

Metal Processors & Fabrication - 0.7%

Commercial Metals Co.	260,400	6,778,212
Timken Co.	219,100	7,081,312
Worthington Industries, Inc.#	146,700	2,581,920

		16,441,444

Metal-Iron - 1.0%

Cleveland-Cliffs, Inc.	240,100	24,302,922

Miscellaneous Manufacturing - 0.3%

AptarGroup, Inc.#	155,200	6,268,528

Motion Pictures & Services - 0.4%

Dreamworks Animation SKG, Inc., Class A†	181,700	5,792,596
Macrovision Solutions Corp.†#	189,800	2,945,696

		8,738,292

Multimedia - 0.0%

Media General, Inc., Class A#	52,200	642,060

Networking Products - 0.6%

3Com Corp.†	921,900	1,954,428
Foundry Networks, Inc.†	332,900	6,122,031
Polycom, Inc.†	199,900	5,605,196

		13,681,655

Non-Hazardous Waste Disposal - 0.5%

Republic Services, Inc.	357,100	11,737,877

Office Furnishings-Original - 0.2%

Herman Miller, Inc.#	128,100	3,604,734
HNI Corp.#	101,400	2,346,396

		5,951,130

Oil & Gas Drilling - 1.6%

Helmerich & Payne, Inc.	238,100	13,600,272
Patterson-UTI Energy, Inc.#	352,400	10,015,208
Pride International, Inc.†	382,800	14,703,348

		38,318,828

Oil Companies-Exploration & Production - 4.5%

Bill Barrett Corp.†	77,000	3,032,260
Cimarex Energy Co.#	189,000	10,497,060
Denbury Resources, Inc.†	561,300	13,970,757
Encore Acquisition Co.†	121,600	6,269,696
Equitable Resources, Inc.	296,000	14,773,360
Forest Oil Corp.†#	202,500	11,526,300
Newfield Exploration Co.†	300,600	13,593,132
Pioneer Natural Resources Co.	272,800	17,232,776
Plains Exploration & Production Co.†	245,300	13,221,670
Quicksilver Resources, Inc.†	250,600	6,062,014

		110,179,025

Oil Field Machinery & Equipment - 0.6%

FMC Technologies, Inc.†	292,200	15,650,232

Oil Refining & Marketing - 0.2%

Frontier Oil Corp.#	237,300	4,596,501

Oil-Field Services - 0.9%

Exterran Holdings, Inc.†#	149,800	6,847,358
Helix Energy Solutions Group, Inc.†	209,200	6,437,084
Superior Energy Services, Inc.†	184,200	8,664,768

		21,949,210

Optical Supplies - 0.1%

Advanced Medical Optics, Inc.†#	138,800	3,002,244

Paper & Related Products - 0.7%

Potlatch Corp.	90,000	4,202,100
Rayonier, Inc.#	179,000	8,053,210
Temple-Inland, Inc.#	242,500	4,052,175

		16,307,485

Pharmacy Services - 0.4%

Omnicare, Inc.#	277,600	8,952,600

Physical Therapy/Rehabilitation Centers - 0.2%

Psychiatric Solutions, Inc.†#	126,400	4,771,600

Pipelines - 0.8%

National Fuel Gas Co.	185,400	8,771,274
ONEOK, Inc.	237,900	10,398,609

		19,169,883

Power Converter/Supply Equipment - 0.2%

Hubbell, Inc., Class B#	127,900	5,564,929

Printing-Commercial - 0.0%

Valassis Communications, Inc.†#	109,700	1,032,277

Private Corrections - 0.3%

Corrections Corp. of America†	285,300	7,588,980

Publishing-Books - 0.3%

John Wiley & Sons, Inc., Class A	102,500	4,876,950
Scholastic Corp.#	59,400	1,550,340

		6,427,290

Publishing-Newspapers - 0.0%

Lee Enterprises, Inc.#	88,900	333,375

Racetracks - 0.1%

International Speedway Corp., Class A	68,100	2,701,527

Radio - 0.0%

Entercom Communications Corp., Class A#	61,500	375,765

Real Estate Investment Trusts - 5.4%

Alexandria Real Estate Equities, Inc.#	73,200	7,884,372
AMB Property Corp.	223,600	10,149,204
BRE Properties, Inc.#	116,400	5,613,972
Camden Property Trust#	121,300	5,920,653
Cousins Properties, Inc.#	84,400	2,109,156
Duke Realty Corp.#	334,900	8,382,547
Equity One, Inc.#	84,700	1,777,853
Federal Realty Investment Trust#	134,100	10,175,508
Health Care REIT, Inc.	204,900	10,628,163
Highwoods Properties, Inc.	130,800	4,744,116
Hospitality Properties Trust	214,500	4,864,860
Liberty Property Trust	211,600	7,990,016
Mack-Cali Realty Corp.	150,000	6,063,000
Nationwide Health Properties, Inc.	219,900	7,568,958
Realty Income Corp.#	231,100	5,934,648
Regency Centers Corp.	159,600	9,890,412
The Macerich Co.	170,500	10,559,065
UDR, Inc.#	292,700	7,253,106
Weingarten Realty Investors#	170,500	5,635,025

		133,144,634

Real Estate Management/Services - 0.1%

Jones Lang LaSalle, Inc.#	72,600	3,615,480

Recreational Centers - 0.1%

Life Time Fitness, Inc.†#	77,500	2,739,625

Rental Auto/Equipment - 0.3%

Avis Budget Group, Inc.†	231,000	1,760,220
Rent-A-Center, Inc.†	152,200	3,448,852
United Rentals, Inc.†	119,000	1,926,610

		7,135,682

Research & Development - 0.4%

Pharmaceutical Product Development, Inc.	240,200	9,800,160

Respiratory Products - 0.3%

ResMed, Inc.†	176,300	8,250,840

Retail-Apparel/Shoe - 2.6%

Aeropostale, Inc.†#	152,700	5,323,122
American Eagle Outfitters, Inc.	469,800	7,070,490
AnnTaylor Stores Corp.†	134,700	3,270,516
Charming Shoppes, Inc.†#	259,000	1,398,600
Chico’s FAS, Inc.†	402,900	2,312,646
Collective Brands, Inc.†#	146,000	2,119,920
Foot Locker, Inc.	353,400	5,756,886
Guess ?, Inc.	125,700	4,684,839
Hanesbrands, Inc.†	214,600	5,116,064
Pacific Sunwear of California, Inc.†	157,500	996,975
Phillips-Van Heusen Corp.	117,100	4,456,826
Ross Stores, Inc.	303,100	12,187,651
Urban Outfitters, Inc.†#	259,300	9,236,266

		63,930,801

Retail-Auto Parts - 0.7%

Advance Auto Parts, Inc.	217,400	9,356,896
O’Reilly Automotive, Inc.†	306,600	8,928,192

		18,285,088

Retail-Automobile - 0.6%

CarMax, Inc.†#	499,000	7,385,200
Copart, Inc.†	155,100	6,825,951

		14,211,151

Retail-Bookstores - 0.1%

Barnes & Noble, Inc.#	97,700	2,416,121
Borders Group, Inc.#	138,600	970,200

		3,386,321

Retail-Catalog Shopping - 0.3%

Coldwater Creek, Inc.†#	137,200	998,816
MSC Industrial Direct Co., Class A#	103,900	5,291,627

		6,290,443

Retail-Discount - 0.6%

99 Cents Only Stores†#	107,500	920,200
BJ’s Wholesale Club, Inc.†#	137,000	5,210,110
Dollar Tree, Inc.†	204,900	7,859,964

		13,990,274

Retail-Hair Salons - 0.1%

Regis Corp.	98,100	2,693,826

Retail-Mail Order - 0.1%

Williams-Sonoma, Inc.#	200,000	3,538,000

Retail-Major Department Stores - 0.1%

Saks, Inc.†#	327,800	3,736,920

Retail-Pet Food & Supplies - 0.3%

PetSmart, Inc.#	290,500	7,834,785

Retail-Restaurants - 0.6%

Bob Evans Farms, Inc.#	70,800	1,987,356
Brinker International, Inc.	231,200	4,374,304
Chipotle Mexican Grill, Inc., Class A†#	75,200	5,212,864
The Cheesecake Factory, Inc.†#	153,200	2,354,684

		13,929,208

Retail-Sporting Goods - 0.2%

Dick’s Sporting Goods, Inc.†#	190,700	4,365,123

Savings & Loans/Thrifts - 1.0%

Astoria Financial Corp.#	186,300	4,070,655
First Niagara Financial Group, Inc.#	250,900	3,753,464
New York Community Bancorp, Inc.#	777,800	12,825,922
Washington Federal, Inc.#	200,500	3,454,615

		24,104,656

Schools - 1.1%

Career Education Corp.†#	204,400	3,832,500
Corinthian Colleges, Inc.†	194,300	2,578,361
DeVry, Inc.	136,700	7,050,986
ITT Educational Services, Inc.†#	65,500	5,823,605
Strayer Education, Inc.	32,400	6,798,816

		26,084,268

Semiconductor Components-Integrated Circuits - 0.8%

Atmel Corp.†	1,017,700	4,264,163
Cypress Semiconductor Corp.†	343,600	11,139,512
Integrated Device Technology, Inc.†	391,100	4,141,749

		19,545,424

Semiconductor Equipment - 0.4%

Lam Research Corp.†	285,200	10,483,952

Soap & Cleaning Preparation - 0.4%

Church & Dwight Co., Inc.	151,700	9,481,250

Steel-Producers - 0.9%

Carpenter Technology Corp.	109,000	4,230,290
Reliance Steel & Aluminum Co.	144,700	8,249,347
Steel Dynamics, Inc.	431,000	10,701,730

		23,181,367

Telecom Services - 0.2%

NeuStar, Inc., Class A†#	177,000	4,249,770

Telecommunication Equipment - 1.3%

ADC Telecommunications, Inc.†	268,900	2,756,225
ADTRAN, Inc.#	129,000	2,941,200
CommScope, Inc.†#	159,366	7,804,153
Harris Corp.	307,400	16,095,464
Plantronics, Inc.	111,600	2,879,280

		32,476,322

Telephone-Integrated - 0.5%

Cincinnati Bell, Inc.†	555,500	2,166,450
Telephone and Data Systems, Inc.	242,900	9,327,360

		11,493,810

Television - 0.1%

Belo Corp., Class A	201,200	1,474,796

Textile-Home Furnishings - 0.4%

Mohawk Industries, Inc.†#	126,400	8,727,920

Tobacco - 0.1%

Universal Corp.#	57,900	3,006,168

Toys - 0.2%

Marvel Entertainment, Inc.†#	111,400	3,773,118

Transactional Software - 0.1%

ACI Worldwide, Inc†#	78,500	1,422,420

Transport-Equipment & Leasing - 0.2%

GATX Corp.	111,100	4,869,513

Transport-Marine - 0.6%

Alexander & Baldwin, Inc.#	94,300	4,218,039
Overseas Shipholding Group, Inc.#	61,100	4,383,314
Tidewater, Inc.#	117,400	7,122,658

		15,724,011

Transport-Rail - 0.4%

Kansas City Southern†	207,400	10,666,582

Transport-Truck - 0.7%

Con-way, Inc.	104,000	5,106,400
J.B. Hunt Transport Services, Inc.#	196,400	7,158,780
Werner Enterprises, Inc.#	101,300	2,310,653
YRC Worldwide, Inc.†#	130,300	2,358,430

		16,934,263

Veterinary Diagnostics - 0.2%

VCA Antech, Inc.†	192,500	5,917,450

Vitamins & Nutrition Products - 0.2%

NBTY, Inc.†	118,100	3,925,644

Water - 0.2%

Aqua America, Inc.#	305,600	5,589,424

Wireless Equipment - 0.1%

RF Micro Devices, Inc.†#	601,100	2,332,268

X-Ray Equipment - 0.5%

Hologic, Inc.†#	583,800	12,388,236

Total Long-Term Investment Securities (cost $2,275,684,113)		2,414,549,233

SHORT-TERM INVESTMENT SECURITIES - 20.2%
Collective Investment Pool - 18.9%
Securities Lending Quality Trust (1)	462,233,542	462,233,542

Commercial Paper - 1.2%
Erste Finance LLC 2.07% due 09/02/08	$30,000,000	29,998,275

U.S. Government Treasuries - 0.1%

United States Treasury Bills
1.47% due 09/18/08(2)	920,000	918,676
1.60% due 09/18/08(2)	1,050,000	1,048,488
1.62% due 09/18/08(2)	80,000	79,885

		2,047,049

Total Short-Term Investment Securities (cost $494,278,866)		494,278,866

REPURCHASE AGREEMENT - 0.1%

Agreement with State Street Bank & Trust Co., bearing interest at 1.58%, dated 08/29/08, to be repurchased 09/02/08 in the amount of $2,484,436 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having an approximate value of $2,561,598 (cost $2,484,000)	2,484,000	2,484,000

TOTAL INVESTMENTS (cost $2,772,446,979) (3)	118.8%	2,911,312,099
Liabilities in excess of other assets	(18.8)	(461,201,754)

NET ASSETS	100.0%	$2,450,110,345

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The Security is purchased with cash collateral received from securities on loan.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of August 31, 2008	Unrealized Appreciation (Depreciation)
433 Long	S&P Midcap 400 E-mini Index	September 2008	$34,601,976	$35,332,800	$730,824

See Notes to Portfolio of Investments

AIG RETIREMENT COMPANY I MID CAP STRATEGIC GROWTH FUND

PORTFOLIO OF INVESTMENTS - August 31, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 90.1%
Advertising Services - 0.5%

Groupe Aeroplan, Inc.	95,807	$1,497,830

Aerospace/Defense-Equipment - 0.6%

BE Aerospace, Inc.†	70,600	1,690,870

Agricultural Chemicals - 0.5%

Intrepid Potash, Inc.†#	33,676	1,594,895

Airport Development/Maintenance - 0.4%

Grupo Aeroportuario del Pacifico SA de CV ADR	47,405	1,350,568

Apparel Manufacturers - 1.3%

Coach, Inc.†	66,161	1,918,007
Under Armour, Inc., Class A†#	58,600	1,975,406

		3,893,413

Applications Software - 2.7%

Red Hat, Inc.†#	213,100	4,475,100
Salesforce.com, Inc.†#	69,329	3,883,811

		8,358,911

Banks-Commercial - 0.5%

TCF Financial Corp.	106,500	1,677,375

Beverages-Wine/Spirits - 0.6%

Central European Distribution Corp.†	31,700	1,828,773

Broadcast Services/Program - 1.1%

Discovery Holding Co., Class A†	97,038	1,963,079
Grupo Televisa SA ADR	63,808	1,479,069

		3,442,148

Building Products-Cement - 1.7%

Martin Marietta Materials, Inc.#	34,735	3,921,581
Texas Industries, Inc.#	21,740	1,145,046

		5,066,627

Building-Residential/Commercial - 1.1%

Gafisa SA#	63,980	1,834,946
NVR, Inc.†	2,345	1,401,677

		3,236,623

Casino Hotels - 1.9%

Wynn Resorts, Ltd.#	62,401	5,954,303

Cellular Telecom - 0.9%

NII Holdings, Inc.†	51,116	2,684,612

Chemicals-Diversified - 0.5%

Rockwood Holdings, Inc.†	37,929	1,435,613

Coal - 1.3%

Massey Energy Co.	35,200	2,321,792
Patriot Coal Corp.†	26,400	1,582,944

		3,904,736

Commercial Services - 0.6%

Alliance Data Systems Corp.†	28,300	1,817,992

Commercial Services-Finance - 1.0%

Morningstar, Inc.†#	46,225	3,018,955

Computer Services - 1.0%

IHS, Inc.†	48,918	3,138,579

Computers-Integrated Systems - 0.5%

Teradata Corp.†	66,391	1,631,227

Computers-Memory Devices - 0.6%

NetApp, Inc.†	72,900	1,857,492

Consulting Services - 0.6%

The Corporate Executive Board Co.	50,577	1,841,003

Diagnostic Equipment - 0.8%

Gen-Probe, Inc.†	42,035	2,511,591

Distribution/Wholesale - 1.7%

Fastenal Co.	45,500	2,362,815
Li & Fung, Ltd.(3)	892,000	2,729,499

		5,092,314

Diversified Financial Services - 0.6%

IntercontinentalExchange, Inc.†	22,096	1,945,111

Diversified Operations - 1.4%

Leucadia National Corp.#	94,474	4,373,201

E-Commerce/Services - 2.6%

Alibaba.com, Ltd.†(3)(4)	1,230,600	1,557,071
Ctrip.com International, Ltd. ADR	78,716	3,957,841
Priceline.com, Inc.†	25,036	2,327,847

		7,842,759

Electronic Components-Semiconductors - 2.1%

LSI Corp.†	328,700	2,185,855
MEMC Electronic Materials, Inc.†	40,500	1,988,145
Microsemi Corp.†	83,100	2,285,250

		6,459,250

Electronic Measurement Instruments - 0.9%

FLIR Systems, Inc.†#	73,300	2,616,810

Energy-Alternate Sources - 0.7%

Covanta Holding Corp.†	77,466	2,155,104

Engineering/R&D Services - 1.1%

Aecom Technology Corp.†#	40,866	1,306,077
Fluor Corp.	24,700	1,979,211

		3,285,288

Finance-Credit Card - 1.1%

Redecard SA	192,351	3,425,736

Hotel/Motels - 0.4%

Choice Hotels International, Inc.#	41,453	1,118,817

Human Resources - 0.4%

Monster Worldwide, Inc.†#	69,437	1,356,799

Insurance-Property/Casualty - 0.5%

Alleghany Corp.†#	4,724	1,511,680

Internet Application Software - 1.4%

Tencent Holdings, Ltd.(3)	511,000	4,351,638

Internet Content-Information/News - 1.4%

Baidu.com ADR†	13,833	4,339,689

Internet Infrastructure Software - 1.4%

Akamai Technologies, Inc.†#	46,811	1,071,972
F5 Networks, Inc.†#	95,700	3,264,327

		4,336,299

Internet Security - 1.0%

McAfee, Inc.†	75,700	2,994,692

Investment Management/Advisor Services - 1.7%

Calamos Asset Management, Inc., Class A#	88,956	1,906,327
GLG Partners, Inc.#	112,774	934,897
Janus Capital Group, Inc.#	90,000	2,427,300

		5,268,524

Machinery-Farming - 0.9%

AGCO Corp.†	45,700	2,816,491

Machinery-General Industrial - 0.6%

The Manitowoc Co., Inc.	73,700	1,855,766

Machinery-Pumps - 0.8%

Flowserve Corp.	19,100	2,523,492

Medical Instruments - 4.1%

Edwards Lifesciences Corp.†	51,300	3,037,473
Intuitive Surgical, Inc.†	7,118	2,101,732
St. Jude Medical, Inc.†	85,900	3,936,797
Techne Corp.†	46,214	3,566,334

		12,642,336

Medical Labs & Testing Services - 0.6%

Covance, Inc.†#	19,573	1,846,517

Medical Products - 0.9%

Varian Medical Systems, Inc.†	43,300	2,734,828

Medical-Biomedical/Gene - 2.1%

Illumina, Inc.†#	75,564	6,508,327

Medical-Drugs - 0.8%

Cephalon, Inc.†#	30,600	2,344,572

Metal Processors & Fabrication - 0.6%

Precision Castparts Corp.	18,000	1,858,680

Metal-Iron - 1.1%

Cleveland-Cliffs, Inc.	33,200	3,360,504

Multimedia - 1.4%

FactSet Research Systems, Inc.#	68,300	4,283,093

Oil & Gas Drilling - 0.8%

Nabors Industries, Ltd.†#	71,400	2,541,840

Oil Companies-Exploration & Production - 9.4%

Continental Resources, Inc.†#	91,882	4,609,720
PetroHawk Energy Corp.†	107,995	3,737,707
Questar Corp.	41,989	2,178,809
Range Resources Corp.	75,886	3,522,628
Southwestern Energy Co.†	177,079	6,794,521
Ultra Petroleum Corp.†	116,460	7,936,749

		28,780,134

Oil Field Machinery & Equipment - 1.5%

Complete Production Services, Inc.†	66,100	1,953,255
Dresser-Rand Group, Inc.†	64,700	2,624,232

		4,577,487

Oil Refining & Marketing - 1.2%

Frontier Oil Corp.	81,900	1,586,403
Tesoro Corp.	119,800	2,222,290

		3,808,693

Oil-Field Services - 1.3%

Key Energy Services, Inc.†	121,600	2,042,880
Oil States International, Inc.†	34,800	1,935,924

		3,978,804

Patient Monitoring Equipment - 0.8%

Mindray Medical International, Ltd., Class A ADR	60,721	2,361,440

Pharmacy Services - 0.8%

Omnicare, Inc.#	73,100	2,357,475

Private Corrections - 0.8%

Corrections Corp. of America†	87,100	2,316,860

Racetracks - 0.2%

Penn National Gaming, Inc.†#	18,613	629,492

Real Estate Operations & Development - 1.3%

Brookfield Asset Management, Inc., Class A	79,607	2,463,040
Forest City Enterprises, Inc., Class A#	54,435	1,565,551

		4,028,591

Retail-Apparel/Shoe - 3.2%

Abercrombie & Fitch Co., Class A#	54,613	2,864,452
Lululemon Athletica, Inc.†#	50,200	972,374
Phillips-Van Heusen Corp.	48,900	1,861,134
Urban Outfitters, Inc.†#	112,600	4,010,812

		9,708,772

Retail-Auto Parts - 0.8%

AutoZone, Inc.†	17,000	2,332,910

Retail-Regional Department Stores - 0.3%

Kohl’s Corp.†	18,472	908,268

Retail-Restaurants - 2.0%

Panera Bread Co., Class A†#	58,300	3,133,042
Starbucks Corp.†	183,036	2,848,040

		5,981,082

Schools - 2.9%

ITT Educational Services, Inc.†#	30,800	2,738,428
New Oriental Education & Technology Group, Inc. ADR†#	22,058	1,634,498
Strayer Education, Inc.	22,082	4,633,687

		9,006,613

Semiconductor Components-Integrated Circuits - 0.9%

Marvell Technology Group, Ltd.†	198,600	2,802,246

Textile-Home Furnishings - 0.4%

Mohawk Industries, Inc.†#	18,238	1,259,334

Transport-Rail - 1.5%

Kansas City Southern†	89,300	4,592,699

Transport-Services - 2.0%

C.H. Robinson Worldwide, Inc.	71,483	3,724,979
Expeditors International of Washington, Inc.	66,084	2,384,972

		6,109,951

Transport-Truck - 0.9%

Con-way, Inc.	23,400	1,148,940
J.B. Hunt Transport Services, Inc.#	47,700	1,738,665

		2,887,605

Water Treatment Systems - 1.0%

Nalco Holding Co.	132,594	3,032,425

Web Hosting/Design - 0.6%

Equinix, Inc.†#	21,412	1,723,666

Web Portals/ISP - 0.5%

Sohu.com, Inc.†#	20,700	1,558,710

Total Common Stock (cost $285,223,547)		275,967,550

EXCHANGE TRADED FUNDS - 0.7%
Contrarian Funds - 0.7%

UltraShort Financials ProShares (cost $2,344,766)	18,800	2,193,772

Total Long-Term Investment Securities (cost $287,568,313)		278,161,322

SHORT-TERM INVESTMENT SECURITIES - 26.4%
Collective Investment Pool - 21.9%
Securities Lending Quality Trust(1)	67,088,496	67,088,496

Time Deposits - 4.5%
Euro Time Deposit with State Street Bank & Trust Co. 1.35% due 09/02/08	$13,602,000	13,602,000

Total Short-Term Investment Securities (cost $80,690,496)		80,690,496

TOTAL INVESTMENTS (cost $368,258,809)(2)	117.2%	358,851,818
Liabilities in excess of other assets	(17.2)	(52,643,715)

NET ASSETS	100.0%	$306,208,103

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	Security was valued using fair value procedures at August 31, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(4)	To the extent permitted by the Statement of Additional Information, the Mid Cap Strategic Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2008, the Mid Cap Strategic Growth Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Alibaba.com, Ltd. Common Stock	11/06/07	46,800	$1,668,247
	11/08/07	6,500	193,158
	11/09/08	82,500	2,437,975
	11/12/08	80,000	2,273,364
	11/21/08	43,500	1,570,391
	01/09/08	106,000	2,577,239
	01/17/08	56,700	1,208,876
	01/21/08	21,300	432,448
	01/22/08	45,500	850,790
	02/28/08	32,000	6,399
	02/29/08	11,200	211,995
	03/03/08	30,300	565,667
	03/04/08	15,900	297,439
	03/05/08	27,100	494,936
	03/10/08	1,400	24,158
	03/11/08	1,300	21,862
	03/12/08	32,800	592,138
	03/13/08	36,400	624,101
	03/14/08	38,900	661,172
	03/17/08	25,700	396,763
	03/19/08	6,900	93,079
	03/20/08	34,800	457,108
	03/26/08	15,400	241,577
	03/27/08	6,100	95,543
	03/28/08	11,000	176,876
	03/31/08	17,900	285,328
	04/01/08	6,400	99,477
	04/14/08	9,900	134,525
	04/15/08	81,900	1,122,063
	04/18/08	48,500	625,156
	04/21/08	93,500	1,192,867
	04/22/08	102,100	1,240,686
	04/23/08	54,400	672,183

		$1,230,600	$23,545,586	$1,557,071	126.53	0.51%

				1,557,071		0.51%

ADR	– American Depository Receipt

See Notes to Portfolio of Investments

AIG RETIREMENT COMPANY I MONEY MARKET I FUND

PORTFOLIO OF INVESTMENTS - August 31, 2008 (Unaudited)

Security Description	Principal Amount	Market Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 93.3%
Certificates of Deposit - 23.0%

ABN Amro Bank 2.76% due 11/20/08	$5,800,000	$5,800,112
Bank of America NA 2.65% due 10/07/08	6,000,000	6,000,000
Bank Of America NA 2.85% due 12/08/08	7,200,000	7,200,000
Bank of Scotland PLC 2.70% due 09/12/08	5,500,000	5,500,000
Bank Scotland PLC 2.77% due 09/15/08	5,700,000	5,700,532
Barclays Bank PLC 2.80% due 09/24/08	5,900,000	5,900,000
BNP Paribas 2.42% due 09/05/08	7,500,000	7,500,000
BNP Paribas 3.52% due 10/15/08	6,000,000	6,000,000
Calyon 2.73% due 10/14/08	5,600,000	5,600,066
Calyon 2.79% due 10/10/08	5,900,000	5,900,172
Citibank 2.73% due 11/05/08	5,800,000	5,800,000
Dexia Credit Local SA 2.78% due 09/22/08	7,500,000	7,500,022
HSBC Bank USA 2.76% due 10/23/08	7,500,000	7,500,107
Lloyds Bank PLC 2.73% due 10/10/08	7,400,000	7,400,000
Nordea Bank Finland 4.61% due 11/05/08	6,400,000	6,408,708
Royal Bank of Canada 2.71% due 09/30/08	7,400,000	7,400,000
Royal Bank of Scotland 2.65% due 09/09/08	7,500,000	7,500,208
Royal Bank Of Scotland 3.18% due 12/12/08	7,350,000	7,350,747
Svenska Handelsbank, Inc. 2.40% due 09/05/08	5,800,000	5,800,000
Wachovia Bank NA 2.79% due 09/30/08	5,800,000	5,800,046
Wells Fargo Bank 2.50% due 10/23/08	7,300,000	7,300,000

Total Certificates of Deposit (amortized cost $136,860,720)		136,860,720

Commercial Paper - 13.1%

Bank of America 2.40% due 09/30/08	7,000,000	6,986,467
Barclays US Funding LLC 2.70% due 12/02/08	7,300,000	7,249,630
Dexia Delaware 2.66% due 10/24/08	5,800,000	5,777,286
General Electric Capital Corp. 2.20% due 09/02/08	5,700,000	5,699,652
General Electric Capital Corp. 2.36% due 09/24/08	5,800,000	5,791,255
HSBC Bank USA 2.45% due 09/10/08	5,700,000	5,696,509
HSBC Bank USA 2.73% due 12/02/08	7,300,000	7,249,070
J.P. Morgan Chase & Co. 2.32% due 09/10/08	5,700,000	5,696,694
J.P. Morgan Chase & Co. 2.50% due 09/03/08	5,500,000	5,499,236
Lloyds Bank PLC 2.24% due 09/09/08	7,300,000	7,296,366
Nordea North America, Inc. 2.35% due 09/02/08	7,500,000	7,499,510
Rabobank Nederland NV 2.70% due 11/14/08	7,300,000	7,299,839

Total Commercial Paper (amortized cost $77,741,514)		77,741,514

Corporate Notes - 0.0%

Cheyne Finance LLC 5.20% due 01/07/08†*(1)(2)(3)(4)(5) (amortized cost $50,549)	1,955,656	50,549

Medium Term Notes - 2.9%

Merrill Lynch & Co., Inc. 2.61% due 09/12/08(3)	3,000,000	3,000,000
Wachovia Bank NA 2.76% due 10/03/08	1,500,000	1,499,707
Wells Fargo & Co. 2.52% due 09/03/08(3)	12,500,000	12,500,091

Total Medium Term Notes (amortized cost $16,999,798)		16,999,798

U.S. Government Agencies - 51.8%

Federal Home Loan Bank
2.04% due 09/04/08	16,000,000	15,997,280
2.15% due 09/08/08	5,800,000	5,797,575
2.17% due 09/11/08	5,700,000	5,696,564
2.17% due 09/12/08	5,700,000	5,696,221
2.18% due 09/04/08	5,200,000	5,199,055
2.18% due 09/10/08	7,300,000	7,296,022
2.18% due 09/15/08	7,300,000	7,293,811
2.20% due 09/16/08	5,700,000	5,694,775
2.20% due 04/01/09	5,500,000	5,497,213
2.22% due 09/17/08	5,800,000	5,794,277
2.23% due 09/12/08	6,000,000	5,995,912
2.24% due 09/19/08	5,800,000	5,793,504
2.25% due 09/18/08	5,800,000	5,793,838
2.26% due 09/03/08	7,500,000	7,499,062
2.26% due 09/25/08	7,300,000	7,289,001
2.26% due 09/29/08	5,800,000	5,789,850
2.27% due 10/02/08	7,300,000	7,285,731
2.28% due 10/01/08	7,500,000	7,485,812
2.28% due 10/07/08	5,700,000	5,687,004
2.29% due 09/26/08	13,300,000	13,278,849
2.30% due 01/15/09	7,000,000	6,996,731
2.31% due 10/06/08	5,800,000	5,787,031
2.32% due 10/06/08	5,700,000	5,687,143
2.38% due 10/31/08	7,500,000	7,470,250
2.42% due 10/31/08	5,800,000	5,776,703
2.43% due 11/18/08	5,700,000	5,669,990
2.44% due 11/24/08	5,700,000	5,667,548
2.45% due 11/03/08	5,800,000	5,775,336
2.45% due 11/14/08	7,300,000	7,263,236
2.46% due 11/07/08	5,800,000	5,773,662

2.46% due 12/04/08	7,300,000	7,253,110
2.47% due 12/02/08	5,700,000	5,664,020
2.53% due 10/17/08	5,900,000	5,880,927
2.53% due 10/22/08	5,900,000	5,878,853
2.55% due 11/21/08	5,800,000	5,766,723
2.61% due 12/01/08	6,000,000	5,960,415
2.70% due 01/05/09	5,900,000	5,844,245
2.70% due 01/06/09	7,500,000	7,428,562
2.70% due 01/16/09	7,500,000	7,422,938
2.70% due 02/11/09	5,700,000	5,630,318
4.13% due 11/19/08	7,000,000	7,028,774
5.00% due 09/12/08	5,550,000	5,554,557
5.80% due 09/02/08	12,000,000	12,000,461
Federal National Mtg. Assoc.
2.09% due 12/08/08	5,600,000	5,568,139
2.47% due 10/27/08	5,800,000	5,777,715
2.62% due 11/17/08	5,900,000	5,866,937

Total U.S. Government Agencies (amortized cost $308,255,680)		308,255,680

U.S. Government Treasuries - 2.5%

United States Treasury Notes 3.13% due 09/15/08 (amortized cost $14,995,213)	15,000,000	14,995,213

Total Short-Term Investment Securities - 93.3% (amortized cost $554,903,474)		554,903,474

REPURCHASE AGREEMENT - 6.4%

UBS Securities, LLC Joint Repurchase Agreement(6) (amortized cost $38,200,000)	38,200,000	38,200,000

TOTAL INVESTMENTS - (amortized cost $593,103,474) (7)	99.7%	593,103,474
Other assets less liabilities	0.3	1,894,928

NET ASSETS	100.0%	$594,998,402

†	Non-income producing security.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2008, the aggregate value of these securities was $50,549 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security
(2)	Security in default
(3)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of August 31, 2008.
(4)	Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.
(5)	On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Portfolio, triggered the appointment of receivers (Deloitte & Touche LLP) (collectively, the “Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affected the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio’s investment portfolio and a distribution to senior creditors, including the Fund, was made. Furthermore, an additional distribution to senior creditors, including the Fund, was made on August 13, 2008. The market value of the Notes, as of August 31, 2008, represents the Notes’ residual value that may be distributed to the Fund.
(6)	See Note 2 for details of Joint Repurchase Agreements.
(7)	See Note 4 for cost of investments on a tax basis.

Allocation of investments as a percentage of net assets by industry category as of August 31, 2008:

U.S. Government Agencies	51.8%
Foreign Banks	12.9
Money Center Banks	10.0
Diversified Financial Services	8.7
Super-Regional Banks—U.S.	4.6
Finance	4.2
Domestic Banks	3.3
U.S. Government Securities	2.5
Commercial Banks—Canadian	1.2
Finance—Investment Bank/Brokerage	0.5

99.7%

See Notes to Portfolio of Investments

AIG RETIREMENT COMPANY I NASDAQ-100 INDEX FUND

PORTFOLIO OF INVESTMENTS - August 31, 2008 (Unaudited)

Security Description	Shares/Principal Amount	Market Value (Note 1)
COMMON STOCK - 95.2%
Advertising Sales - 0.4%

Focus Media Holding, Ltd. ADR†#	5,837	$190,986
Lamar Advertising Co., Class A†#	3,931	146,037

		337,023

Airlines - 0.2%

Ryanair Holdings PLC ADR†#	6,189	140,862

Applications Software - 6.9%

Check Point Software Technologies, Ltd.†	11,493	281,464
Citrix Systems, Inc.†#	11,608	351,374
Infosys Technologies, Ltd. ADR#	5,982	246,937
Intuit, Inc.†	21,527	647,317
Microsoft Corp.	170,632	4,656,547

		6,183,639

Auto-Heavy Duty Trucks - 1.0%

PACCAR, Inc.	21,789	938,234

Beverages-Non-alcoholic - 0.2%

Hansen Natural Corp.†#	4,938	135,696

Broadcast Services/Program - 0.6%

Discovery Holding Co., Class A	12,671	256,334
Liberty Global, Inc., Class A†#	8,597	302,443

		558,777

Cable TV - 3.2%

Comcast Corp., Class A	75,902	1,607,605
The DIRECTV Group, Inc.†#	44,416	1,252,975

		2,860,580

Casino Hotels - 0.6%

Wynn Resorts, Ltd.#	6,020	574,428

Cellular Telecom - 1.2%

Leap Wireless International, Inc.†#	3,648	162,920
Millicom International Cellular SA	5,568	441,932
NII Holdings, Inc.†	8,668	455,243

		1,060,095

Chemicals-Specialty - 0.4%

Sigma-Aldrich Corp.#	6,591	374,105

Commercial Services-Finance - 0.7%

Paychex, Inc.	18,199	620,222

Computer Aided Design - 0.5%

Autodesk, Inc.†	12,422	441,354

Computer Services - 0.5%

Cognizant Technology Solutions Corp., Class A†	14,987	439,419

Computers - 17.5%

Apple, Inc.†	65,461	11,097,603
Dell, Inc.†	39,579	860,052
Research In Motion, Ltd.†	30,029	3,651,526
Sun Microsystems, Inc.†	18,104	162,936

		15,772,117

Computers-Memory Devices - 0.7%

NetApp, Inc.†#	19,122	487,228
SanDisk Corp.†#	10,976	158,713

		645,941

Computers-Periphery Equipment - 0.3%

Logitech International SA†#	9,330	249,018

Data Processing/Management - 0.6%

Fiserv, Inc.†	10,916	566,104

Dental Supplies & Equipment - 0.6%

Dentsply International, Inc.	7,606	298,079
Patterson Cos., Inc.†	6,195	201,585

		499,664

Distribution/Wholesale - 0.4%

Fastenal Co.#	7,589	394,097

E-Commerce/Products - 1.3%

Amazon.com, Inc.†#	14,763	1,192,998

E-Commerce/Services - 2.3%

eBay, Inc.†	52,262	1,302,892
Expedia, Inc.†	14,982	264,582
IAC/InterActiveCorp†	7,693	127,704
Liberty Media Corp., Series A†	28,967	393,661

		2,088,839

Electronic Components-Misc. - 0.9%

Flextronics International, Ltd.†	48,303	430,863
Garmin, Ltd.†#	10,649	370,159

		801,022

Electronic Components-Semiconductors - 5.1%

Altera Corp.#	22,446	508,177
Broadcom Corp., Class A†#	21,681	521,645
Intel Corp.	106,776	2,441,967
Microchip Technology, Inc.#	8,185	262,002
NVIDIA Corp.†	28,999	366,547
Xilinx, Inc.	19,722	512,378

		4,612,716

Electronic Design Automation - 0.1%

Cadence Design Systems, Inc.†	14,382	114,912

Electronic Forms - 1.3%

Adobe Systems, Inc.†	27,746	1,188,361

Electronic Measurement Instruments - 0.3%

FLIR Systems, Inc.†	7,650	273,105

Engineering/R&D Services - 0.4%

Foster Wheeler, Ltd.†	8,016	398,315

Enterprise Software/Service - 3.5%

CA, Inc.	26,267	628,044
Oracle Corp.†	114,348	2,507,652

		3,135,696

Entertainment Software - 2.1%

Activision Blizzard, Inc.†	31,148	1,022,278
Electronic Arts, Inc.†	17,088	834,065

		1,856,343

Food-Retail - 0.2%

Whole Foods Market, Inc.#	7,320	134,029

Hazardous Waste Disposal - 0.3%

Stericycle, Inc.†	4,822	285,945

Human Resources - 0.1%

Monster Worldwide, Inc.†#	6,753	131,954

Internet Content-Information/News - 0.5%

Baidu.com ADR†	1,401	439,522

Internet Infrastructure Software - 0.2%

Akamai Technologies, Inc.†#	8,582	196,528

Internet Security - 1.5%

Symantec Corp.†	46,765	1,043,327
VeriSign, Inc.†#	9,773	312,443

		1,355,770

Linen Supply & Related Items - 0.3%

Cintas Corp.	9,816	302,333

Machinery-Construction & Mining - 0.4%

Joy Global, Inc.	5,660	402,086

Medical Instruments - 0.7%

Intuitive Surgical, Inc.†	2,058	607,666

Medical Products - 0.3%

Henry Schein, Inc.†	4,791	280,178

Medical-Biomedical/Gene - 9.2%

Amgen, Inc.†	27,013	1,697,767
Biogen Idec, Inc.†	16,799	855,573
Celgene Corp.†	23,007	1,594,385
Genzyme Corp.†	17,840	1,396,872
Gilead Sciences, Inc.†	48,361	2,547,658
Vertex Pharmaceuticals, Inc.†#	7,826	210,206

		8,302,461

Medical-Drugs - 0.3%

Cephalon, Inc.†#	3,512	269,089

Medical-Generic Drugs - 1.8%

Teva Pharmaceutical Industries, Ltd. ADR	33,546	1,588,068

Networking Products - 3.5%

Cisco Systems, Inc.†	112,347	2,701,946
Juniper Networks, Inc.†	18,366	472,006

		3,173,952

Pharmacy Services - 1.0%

Express Scripts, Inc.†	11,930	875,781

Radio - 0.3%

Sirius XM Radio, Inc.†#	183,114	243,542

Retail-Bedding - 0.6%

Bed Bath & Beyond, Inc.†#	18,584	569,785

Retail-Discount - 0.9%

Costco Wholesale Corp.#	12,148	814,645

Retail-Major Department Stores - 0.8%

Sears Holdings Corp.†#	7,350	675,832

Retail-Office Supplies - 0.7%

Staples, Inc.	25,107	607,589

Retail-Pet Food & Supplies - 0.2%

PetSmart, Inc.	6,714	181,077

Retail-Restaurants - 0.9%

Starbucks Corp.†	53,884	838,435

Schools - 0.6%

Apollo Group, Inc., Class A†	8,531	543,254

Semiconductor Components-Integrated Circuits - 1.1%

Linear Technology Corp.#	15,786	515,255
Marvell Technology Group, Ltd.†	30,665	432,683

		947,938

Semiconductor Equipment - 1.5%

Applied Materials, Inc.	37,316	668,703
KLA-Tencor Corp.#	10,971	406,585
Lam Research Corp.†	6,871	252,578

		1,327,866

Steel-Producers - 0.3%

Steel Dynamics, Inc.	11,007	273,304

Telecom Services - 0.2%

Virgin Media, Inc.#	19,050	217,170

Telephone-Integrated - 0.3%

Level 3 Communications, Inc.†#	80,535	276,235

Television - 0.4%

DISH Network Corp, Class A†	11,585	326,813

Therapeutics - 0.2%

Amylin Pharmaceuticals, Inc.†#	7,032	154,563

Transport-Services - 1.0%

C.H. Robinson Worldwide, Inc.#	8,973	467,583
Expeditors International of Washington, Inc.#	11,148	402,331

		869,914

Web Portals/ISP - 4.7%

Google, Inc., Class A†	7,727	3,579,842
Yahoo!, Inc.†	35,208	682,331

		4,262,173

Wireless Equipment - 6.1%

QUALCOMM, Inc.	103,927	5,471,756

X-Ray Equipment - 0.3%

Hologic, Inc.†	14,321	303,892

Total Long-Term Investment Securities (cost $67,675,221)		85,704,827

SHORT-TERM INVESTMENT SECURITIES - 15.8%

Collective Investment Pool - 13.3%
Securities Lending Quality Trust (1)	11,994,709	11,994,709

Commercial Paper - 2.2%

Erste Finance LLC 2.07% due 09/02/08	$2,000,000	1,999,885

U.S. Government Treasuries - 0.3%

United States Treasury Bills
1.47% due 09/18/08(2)	200,000	199,572
1.60% due 09/18/08(2)	10,000	9,978
1.65% due 19/18/08(2)	10,000	9,979
1.72% due 09/18/08(2)	10,000	9,992
1.75% due 09/18/08(2)	35,000	34,971

		264,492

Total Short-Term Investment Securities (cost $14,259,086)		14,259,086

REPURCHASE AGREEMENT - 2.4%

Agreement with State Street Bank & Trust Co., bearing interest at 1.58% dated 08/29/08, to be repurchased 09/02/08 in the amount of $2,186,384 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $2,233,589. (cost $2,186,000)	2,186,000	2,186,000

TOTAL INVESTMENTS (cost $84,120,307) (3)	113.4%	102,149,913
Liabilities in excess of other assets	(113.4)%	(12,073,331)

NET ASSETS	100.0%	$90,076,582

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	The security is purchased with the cash collateral received from securities loaned
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 4 for cost of investments on a tax basis.

ADR - American Depository Receipt

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of August 31, 2008	Unrealized Appreciation (Depreciation)
114 Long	Nasdaq 100 E-Mini Index	September 2008	$4,311,934	$4,275,000	$(36,934)

See Notes to Portfolio of Investments

AIG RETIREMENT COMPANY I SCIENCE & TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS - August 31, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 94.4%
Advertising Sales - 0.6%

Focus Media Holding, Ltd. ADR†#	137,450	$4,497,364

Agricultural Chemicals - 0.3%

Monsanto Co.	24,338	2,780,617

Applications Software - 8.7%

Check Point Software Technologies, Ltd.†	105,300	2,578,797
Citrix Systems, Inc.†	137,900	4,174,233
Infosys Technologies, Ltd. ADR	105,010	4,334,813
Microsoft Corp.	1,256,700	34,295,343
Red Hat, Inc.†#	363,442	7,632,282
Salesforce.com, Inc.†#	238,565	13,364,411
Satyam Computer Services, Ltd. ADR#	112,700	2,508,702

		68,888,581

Cable TV - 0.8%

Comcast Corp., Class A	189,435	4,012,234
The DIRECTV Group, Inc.†#	71,620	2,020,400

		6,032,634

Casino Services - 0.1%

International Game Technology	50,368	1,079,386

Commercial Services-Finance - 2.9%

Automatic Data Processing, Inc.	126,500	5,614,070
The Western Union Co.	515,300	14,232,586
Visa, Inc., Class A	41,400	3,142,260

		22,988,916

Computer Aided Design - 0.5%

Autodesk, Inc.†	118,200	4,199,646

Computer Graphics - 0.1%

Monotype Imaging Holdings, Inc.†#	48,700	610,698

Computer Services - 1.6%

Cognizant Technology Solutions Corp., Class A†	316,430	9,277,728
DST Systems, Inc.†#	51,700	3,192,475

		12,470,203

Computer Software - 0.3%

Temenos Group AG†#(1)	91,802	2,410,304

Computers - 13.6%

Apple, Inc.†	247,140	41,897,644
Dell, Inc.†	562,387	12,220,669
Foxconn Technology Co., Ltd.(1)	120,000	593,372
Hewlett-Packard Co.	466,340	21,880,673
International Business Machines Corp.	75,145	9,147,401
Palm, Inc.#	306,800	2,610,868
Research In Motion, Ltd.†	166,515	20,248,224

		108,598,851

Computers-Integrated Systems - 0.8%

High Tech Computer Corp.(1)	49,200	913,069
Riverbed Technology, Inc.†#	323,830	5,508,348

		6,421,417

Computers-Memory Devices - 3.1%

EMC Corp.†	534,413	8,165,831
NetApp, Inc.†#	319,000	8,128,120
SanDisk Corp.†#	53,700	776,502
Seagate Technology#	514,200	7,666,722

		24,737,175

Consulting Services - 1.5%

Accenture Ltd., Class A	250,614	10,365,395
Genpact, Ltd.†#	98,100	1,388,115

		11,753,510

E-Commerce/Products - 1.2%

Amazon.com, Inc.†	118,010	9,536,388

E-Commerce/Services - 0.7%

eBay, Inc.†	219,795	5,479,489

E-Marketing/Info - 0.1%

Digital River, Inc.†#	12,300	538,125

Electric Products-Misc. - 0.5%

LG Electronics, Inc.(1)	32,011	2,948,747
Stanley Electric Co., Ltd.(1)	48,300	972,219

		3,920,966

Electronic Components-Misc. - 1.5%

Hon Hai Precision Industry Co., Ltd.(1)	288,360	1,448,805
Hon Hai Precision Industry Co., Ltd. GDR†*	757,220	7,534,339
Tyco Electronics, Ltd.	100,125	3,295,114

		12,278,258

Electronic Components-Semiconductors - 9.3%

Altera Corp.#	418,183	9,467,663
Broadcom Corp., Class A†	387,741	9,329,049
Fairchild Semiconductor International, Inc.†	217,400	2,726,196
Infineon Technologies AG ADR†	630,300	5,363,853
Intel Corp.	451,635	10,328,892
Intersil Corp., Class A	60,010	1,406,034
Microchip Technology, Inc.#	106,300	3,402,663
National Semiconductor Corp.	97,800	2,095,854
NVIDIA Corp.†	58,000	733,120
ON Semiconductor Corp.†#	1,403,690	13,292,944
PMC-Sierra, Inc.†#	393,533	3,541,797
Samsung Electronics Co., Ltd. GDR*	11,735	2,757,725
Skyworks Solutions, Inc.†#	290,100	2,813,970
Xilinx, Inc.	245,917	6,388,924

		73,648,684

Electronic Design Automation - 0.1%

Cadence Design Systems, Inc.†	122,600	979,574

Electronic Forms - 0.3%

Adobe Systems, Inc.†	49,086	2,102,353

Electronic Parts Distribution - 1.1%

Avnet, Inc.†	287,300	8,432,255

Energy-Alternate Sources - 1.5%

First Solar, Inc.†	27,034	7,478,956
Renewable Energy Corp. AS†#(1)	36,255	1,117,704
Sunpower Corp., Class A†#	14,151	1,380,430
Suntech Power Holdings Co., Ltd. ADR†#	29,035	1,388,164
Yinglo Green Energy Holding Co., Ltd. ADR†#	44,205	796,132

		12,161,386

Engineering/R&D Services - 0.5%

ABB, Ltd.†(1)	134,285	3,291,133

Fluor Corp.	8,450	677,098

		3,968,231

Enterprise Software/Service - 2.0%

BMC Software, Inc.†	124,800	4,063,488
CA, Inc.	74,480	1,780,817
Oracle Corp.†	470,115	10,309,622

		16,153,927

Entertainment Software - 5.5%

Activision Blizzard, Inc.†	149,555	4,908,395
Electronic Arts, Inc.†	803,256	39,206,925

		44,115,320

Human Resources - 0.8%

Manpower, Inc.	66,600	3,200,796
Monster Worldwide, Inc.†#	98,493	1,924,553
Robert Half International, Inc.#	58,000	1,484,800

		6,610,149

Internet Application Software - 0.9%

Tencent Holdings, Ltd.#(1)	827,400	7,046,077

Internet Content-Information/News - 0.5%

Baidu.com ADR†	12,810	4,018,753

Internet Infrastructure Software - 0.2%

Akamai Technologies, Inc.†#	58,700	1,344,230

Internet Security - 2.3%

McAfee, Inc.†	316,800	12,532,608
VeriSign, Inc.†#	172,700	5,521,219

		18,053,827

Networking Products - 6.5%

Atheros Communications, Inc.†#	86,300	2,814,243
BigBand Networks, Inc.†#	114,900	403,299
Cisco Systems, Inc.†	1,485,807	35,733,658
Juniper Networks, Inc.†	438,435	11,267,780
Starent Networks Corp.†#	98,300	1,353,591

		51,572,571

Oil & Gas Drilling - 0.0%

Diamond Offshore Drilling, Inc.	570	62,649

Oil-Field Services - 0.0%

Weatherford International, Ltd.†	3,460	133,487

Power Converter/Supply Equipment - 0.1%

Delta Electronics, Inc.(1)	98,182	263,666
Energy Conversion Devices, Inc.†	8,160	613,387

		877,053

Retail-Computer Equipment - 0.5%

GameStop Corp., Class A†	98,501	4,321,239

Schools - 0.4%

ITT Educational Services, Inc.†#	32,700	2,907,357

Semiconductor Components-Integrated Circuits - 4.9%

Analog Devices, Inc.	342,517	9,576,775
Linear Technology Corp.#	72,430	2,364,115
Marvell Technology Group, Ltd.†	395,800	5,584,738
Maxim Integrated Products, Inc.	619,674	12,734,301
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	867,381	8,422,270

		38,682,199

Semiconductor Equipment - 2.3%

ASM Pacific Technology, Ltd.#(1)	363,000	2,467,067
ASML Holding NV	132,500	3,133,625
KLA-Tencor Corp.	83,700	3,101,922
Lam Research Corp.†#	187,400	6,888,824
Varian Semiconductor Equipment Associates, Inc.†#	85,300	2,755,190

		18,346,628

Software Tools - 0.0%

Longtop Financial Technologies, Ltd. ADR†	11,018	201,409

Telecom Equipment-Fiber Optics - 2.0%

Ciena Corp.†#	275,097	4,781,186
Corning, Inc.	421,473	8,657,055
Finisar Corp.†#	792,800	1,149,560
JDS Uniphase Corp.†#	167,437	1,701,160

		16,288,961

Telecommunication Equipment - 0.4%

CommScope, Inc.†#	31,695	1,552,104
Foxconn International Holdings, Ltd.†(1)	773,500	576,052
Optium Corp.†#	100,400	902,596

		3,030,752

Toys - 1.8%

Nintendo Co., Ltd.(1)	30,800	14,557,435

Web Hosting/Design - 0.5%

Equinix, Inc.†#	49,300	3,968,650

Web Portals/ISP - 4.3%

Google, Inc., Class A†	68,986	31,960,524
Yahoo!, Inc.†	102,800	1,992,264

		33,952,788

Wireless Equipment - 6.8%

American Tower Corp., Class A†	129,635	5,357,815
Crown Castle International Corp.†	49,000	1,832,600
Nokia Oyj(1)	300,992	7,572,860
Nokia OYK ADR	196,900	4,955,973
QUALCOMM, Inc.	657,752	34,630,643

		54,349,891

Total Common Stock (cost $769,652,814)		751,110,363

EXCHANGE TRADED FUNDS - 0.8%

Index Fund - 0.8%

iShares S&P GSTI Technology Index Fund#	77,500	4,116,800
Powershares QQQ#	54,300	2,504,316

Total Exchange Traded Funds (cost $6,289,582)		6,621,116

CONVERTIBLE BONDS & NOTES - 0.2%
Communications Software - 0.2%
Liberty Media Corp. LLC 3.50% due 01/15/31 (cost $1,922,629)	$2,450,000	1,240,312

Total Long-Term Investment Securities (cost $777,865,025)		758,971,791

SHORT-TERM INVESTMENT SECURITIES - 15.2%
Collective Investment Pool - 10.7%
Securities Lending Quality Trust(2)	84,810,373	84,810,373

Registered Investment Company - 1.4%
T. Rowe Price Reserve Investment Fund	11,245,265	11,245,265

Time Deposits - 3.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.50% due 09/02/08	$103,000	103,000
Euro Time Deposit with State Street Bank & Trust Co. 1.35% due 09/02/08	24,911,000	24,911,000

		25,014,000

Total Short-Term Investment Securities (cost $121,069,638)		121,069,638

TOTAL INVESTMENTS (cost $898,934,663) (3)	110.6%	880,041,429
Liabilities in excess of other assets	(10.6)	(84,365,517)

NET ASSETS -	100.0%	$795,675,912

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2008, the aggregate value of these securities was $10,292,064 representing 1.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at August 31, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

AIG RETIREMENT COMPANY I SMALL CAP AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS - August 31, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 96.8%
Advertising Services - 2.9%

inVentiv Health, Inc.†#	46,955	$1,036,297
Marchex, Inc., Class B#	64,909	731,524

		1,767,821

Aerospace/Defense - 0.9%

Esterline Technologies Corp.†	9,800	553,602

Appliances - 0.6%

Hhgregg, Inc.†#	34,400	345,376

Banks-Fiduciary - 0.1%

Boston Private Financial Holdings, Inc.	6,750	60,345

Batteries/Battery Systems - 0.6%

Greatbatch, Inc.†#	13,700	334,554

Building & Construction Products-Misc. - 0.2%

Interline Brands, Inc.†#	8,700	139,635

Building Products-Doors & Windows - 0.8%

Apogee Enterprises, Inc.#	23,400	468,000

Cable TV - 0.2%

LodgeNet Entertainment Corp.†#	32,216	128,542

Casino Services - 0.5%

Shuffle Master, Inc.†#	64,519	323,885

Cellular Telecom - 1.0%

Centennial Communications Corp.†	78,000	594,360

Commercial Services - 1.8%

Live Nation, Inc.†#	31,300	502,365
TeleTech Holdings, Inc.†	37,478	577,911

		1,080,276

Commercial Services-Finance - 4.8%

Bankrate, Inc.†#	12,950	417,767
Dollar Financial Corp.†#	25,600	467,968
Global Cash Access Holdings, Inc.†	101,499	607,979
Wright Express Corp.†	46,970	1,397,358

		2,891,072

Computer Services - 3.0%

SI International, Inc.†#	13,251	413,829
SYKES Enterprises, Inc.†	69,686	1,403,476

		1,817,305

Computer Software - 0.7%

Omniture, Inc.†#	23,900	425,898

Computers-Periphery Equipment - 0.8%

Synaptics, Inc.†#	8,809	461,063

Consulting Services - 5.4%

Forrester Research, Inc.†#	16,700	577,653
FTI Consulting, Inc.†#	10,115	742,441
Gartner, Inc.†#	28,471	751,919
The Advisory Board Co.†#	12,357	381,955
Watson Wyatt Worldwide, Inc., Class A#	13,400	785,106

		3,239,074

Dental Supplies & Equipment - 1.5%

Sirona Dental Systems, Inc.†#	31,829	874,979

Diagnostic Kits - 0.8%

Inverness Medical Innovations, Inc.†#	13,400	475,968

Disposable Medical Products - 1.2%

Volcano Corp.†#	38,753	711,893

Diversified Manufacturing Operations - 2.6%

Actuant Corp., Class A#	32,800	1,034,840
Acuity Brands, Inc.#	12,600	548,226

		1,583,066

Drug Delivery Systems - 0.6%

Noven Pharmaceuticals, Inc.†#	28,800	355,680

E-Commerce/Products - 1.0%

Shutterfly, Inc.†#	62,392	580,246

E-Commerce/Services - 0.7%

Orbitz Worldwide, Inc.†#	63,580	392,289

E-Marketing/Info - 1.2%

Digital River, Inc.†#	10,300	450,625
ValueClick, Inc.†#	22,425	289,058

		739,683

E-Services/Consulting - 3.1%

GSI Commerce, Inc.†#	85,200	1,370,016
Sapient Corp.†	53,100	492,237

		1,862,253

Educational Software - 3.5%

SkillSoft PLC ADR†	193,910	2,111,680

Electric Products-Misc. - 0.7%

GrafTech International, Ltd.†	19,300	392,176

Electronic Components-Semiconductors - 4.3%

Microsemi Corp.†#	39,844	1,095,710
PMC-Sierra, Inc.†#	130,300	1,172,700
Silicon Laboratories, Inc.†	8,600	289,906

		2,558,316

Enterprise Software/Service - 1.2%

Lawson Software, Inc.†	92,172	745,671

Filtration/Separation Products - 0.7%

Polypore International, Inc.†#	16,156	443,159

Finance-Investment Banker/Broker - 0.6%

Evercore Partners, Inc., Class A#	26,671	353,657

Finance-Other Services - 1.2%

FCStone Group, Inc.†#	21,750	454,793
GFI Group, Inc.#	24,400	283,040

		737,833

Food-Misc. - 0.4%

Senomyx, Inc.†#	51,260	215,292

Human Resources - 4.6%

On Assignment, Inc.†#	98,166	927,669
Resources Connection, Inc.†#	75,599	1,827,984

		2,755,653

Instruments-Scientific - 0.9%

Varian, Inc.†	11,136	553,571

Insurance-Property/Casualty - 2.3%

First Mercury Financial Corp.†#	22,400	329,952
Navigators Group, Inc.†	7,915	414,746
Tower Group, Inc.#	30,150	631,642

		1,376,340

Internet Application Software - 0.7%

DealerTrack Holdings, Inc.†#	22,973	423,392

Internet Content-Information/News - 0.5%

The Knot, Inc.†#	32,395	295,118

Internet Security - 0.8%

Secure Computing Corp.†#	114,046	488,117

Leisure Products - 1.7%

WMS Industries, Inc.†#	31,000	1,041,600

Lighting Products & Systems - 0.7%

Universal Display Corp.†#	27,597	391,325

Machinery-Electrical - 0.9%

Regal-Beloit Corp.#	11,600	544,620

Machinery-General Industrial - 3.1%

Chart Industries, Inc.†	9,300	429,474
Gardner Denver, Inc.†	25,454	1,148,994
Middleby Corp.†#	5,600	298,816

		1,877,284

Medical Instruments - 4.4%

Bruker BioSciences Corp.†	34,500	532,680
CardioNet, Inc.†#	5,699	173,819
ev3, Inc.†#	50,500	616,605
SenoRx, Inc.†	37,222	225,938
Spectranetics Corp.†#	55,859	449,106
Symmetry Medical, Inc.†	37,951	653,137

		2,651,285

Medical-Biomedical/Gene - 0.6%

Celera Corp.†	27,766	388,724

Medical-Drugs - 2.1%

Sciele Pharma, Inc.	63,842	1,230,235

Metal Processors & Fabrication - 1.0%

Kaydon Corp.#	10,300	574,019

Networking Products - 1.4%

Ixia†	97,533	847,562

Office Furnishings-Original - 0.7%

Interface, Inc. Class A#	33,700	443,829

Oil Companies-Exploration & Production - 2.7%

Brigham Exploration Co.†#	28,000	379,960
Concho Resources, Inc.†#	20,300	663,201
Goodrich Petroleum Corp.†#	6,100	310,185
Venoco, Inc.†#	16,700	281,562

		1,634,908

Printing-Commercial - 3.3%

VistaPrint, Ltd.†	59,585	1,980,605

Recreational Vehicles - 1.0%

Polaris Industries, Inc.#	12,900	581,661

Resort/Theme Parks - 1.0%

Great Wolf Resorts, Inc.†#	109,163	570,922

Retail-Restaurants - 0.5%

Texas Roadhouse, Inc., Class A†#	34,500	309,810

Semiconductor Components-Integrated Circuits - 1.1%

Power Integrations, Inc.†#	23,348	687,132

Specified Purpose Acquisitions - 0.7%

Information Services Group Inc.†#	81,500	401,795

Telecom Services - 1.7%

Cbeyond, Inc.†#	33,000	558,690
PAETEC Holding Corp.†#	133,216	439,613

		998,303

Theaters - 1.5%

Cinemark Holdings, Inc.#	30,274	444,725
National CineMedia, Inc.#	41,700	466,623

		911,348

Transactional Software - 4.2%

Innerworkings, Inc.†#	70,427	835,264
Solera Holdings, Inc.†#	39,714	1,224,383
Synchronoss Technologies, Inc.†#	37,713	477,446

		2,537,093

Transport-Services - 0.7%

Hub Group, Inc., Class A†#	10,900	435,346

Ultra Sound Imaging Systems - 1.3%

SonoSite, Inc.†	22,646	765,435

Wire & Cable Products - 0.6%

Belden, Inc.	10,600	389,444

Wireless Equipment - 0.5%

Novatel Wireless, Inc.†#	43,499	270,999

Total Long-Term Investment Securities (cost $61,959,066)		58,122,124

SHORT-TERM INVESTMENT SECURITIES - 25.1%
Collective Investment Pool - 22.9%
Securities Lending Quality Trust(1)	13,728,715	13,728,715

Time Deposits - 2.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.85% due 09/02/08	$1,355,000	1,355,000

Total Short-Term Investment Securities (cost $15,083,715)		15,083,715

TOTAL INVESTMENTS (cost $77,042,781) (2)	121.9%	73,205,839
Liabilities in excess of other assets	(21.9)	(13,152,979)

NET ASSETS	100.0%	$60,052,860

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 4 for cost of investments on a tax basis.

ADR   American Depository Receipt

See Notes to Portfolio of Investments

AIG RETIREMENT COMPANY I SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - August 31, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 98.6%
Advanced Materials - 0.1%

Core Molding Technologies, Inc.†	35,700	$257,040

Aerospace/Defense - 0.5%

Aerovironment, Inc.†#	49,724	1,663,765
Teledyne Technologies, Inc.†	2,600	162,058
TransDigm Group, Inc.†#	3,800	142,728

		1,968,551

Aerospace/Defense-Equipment - 1.5%

AAR Corp.†#	99,418	1,577,764
Curtiss-Wright Corp.	65,781	3,543,622
Moog, Inc., Class A†	9,600	455,040

		5,576,426

Agricultural Chemicals - 0.0%

Intrepid Potash, Inc.†#	1,700	80,512

Airlines - 0.8%

Allegiant Travel Co.†#	101,011	3,132,351

Apparel Manufacturers - 0.6%

G-III Apparel Group, Ltd.†	18,800	347,988
Volcom, Inc.†#	96,694	1,725,021

		2,073,009

Applications Software - 0.5%

American Reprographics Co.†	21,600	382,536
Bsquare Corp.†	104,400	389,412
PDF Solutions, Inc.†#	19,700	125,095
Progress Software Corp.†	12,467	364,161
Quest Software, Inc.†	22,300	329,817
Red Hat, Inc.†	11,000	231,000

		1,822,021

Athletic Equipment - 0.0%

Cybex International, Inc.†	37,100	124,656

Auction House/Art Dealers - 0.2%

Ritchie Bros. Auctioneers, Inc#	22,600	597,996

Audio/Video Products - 0.1%

DTS, Inc.†#	11,800	379,606

Auto Repair Centers - 0.1%

Monro Muffler Brake, Inc.	19,950	413,564

Auto/Truck Parts & Equipment-Original - 1.0%

Fuel Systems Solutions, Inc.†	14,900	772,267
Spartan Motors, Inc.	27,675	130,903
Strattec Security Corp.	4,400	125,796
Titan International, Inc.#	91,600	2,449,384
TRW Automotive Holdings Corp.†	20,700	397,026

		3,875,376

Banks-Commercial - 5.2%

Bancfirst Corp.#	33,902	1,632,042
Bancorp Rhode Island, Inc.	9,000	267,030
Beverly Hills Bancorp, Inc.	40,400	55,348
Camden National Corp.	6,300	204,057
Cardinal Financial Corp.	23,000	195,270
Cascade Bancorp#	13,725	109,525
Cass Information Systems, Inc.	9,790	356,552
Center Bancorp, Inc.	16,170	170,917
Citizens Republic Bancorp.#	28,600	104,962
Commerce Bancshares, Inc.	46,500	2,092,500
Community Trust Bancorp, Inc.#	73,738	2,473,173
Financial Institutions, Inc.	10,500	184,485
First Bancorp	12,600	189,000
First Financial Bankshares, Inc.#	41,550	2,038,858
First Regional Bancorp†	10,600	54,272
First South Bancorp, Inc.	12,300	217,341
Glacier Bancorp, Inc.#	164,113	3,498,889
Peoples Bancorp, Inc.	10,300	211,562
Pinnacle Financial Partners, Inc.†#	18,600	470,952
Preferred Bank Los Angeles California#	1,900	18,563
Prosperity Bancshares, Inc.#	15,300	489,141
Provident Bankshares Corp.#	18,200	140,868
Sierra Bancorp	12,200	192,760
Signature Bank†	11,300	334,141
Smithtown Bancorp, Inc.	12,540	238,385
Southside Bancshares, Inc.	10,584	230,202
State Bancorp, Inc.	14,400	213,840
Sterling Bancorp	27,100	422,489
Suffolk Bancorp	10,400	369,512
Tennessee Commerce Bancorp, Inc.†	10,400	165,256
Texas Capital Bancshares, Inc.†#	9,000	140,490
United Security Bancshares	16,500	238,755
Valley National Bancorp#	24,355	487,344
Washington Trust Bancorp, Inc.	12,900	316,953
West Bancorp., Inc.	18,344	222,513
Westamerica Bancorp.#	13,800	706,560
Western Alliance Bancorp.†#	9,800	127,400

		19,581,907

Broadcast Services/Program - 0.9%

DG Fastchannel, Inc.†	23,700	557,661
World Wrestling Entertainment, Inc.#	168,036	2,733,946

		3,291,607

Building & Construction Products-Misc. - 0.2%

Builders FirstSource, Inc.†#	12,200	61,854
Gibraltar Industries, Inc.#	7,750	166,703
Interline Brands, Inc.†	15,700	251,985
Simpson Manufacturing Co., Inc.#	4,900	136,220

		616,762

Building & Construction-Misc. - 0.0%

Insituform Technologies, Inc., Class A†#	8,300	152,388

Building Products-Air & Heating - 0.1%

KSW, Inc.	51,660	255,200

Building Products-Cement - 0.6%

Texas Industries, Inc.#	40,028	2,108,275

Building Products-Wood - 0.1%

Universal Forest Products, Inc.#	9,100	298,935

Building-Maintance & Services - 0.9%

ABM Industries, Inc.#	121,872	3,202,796

Building-Mobile Home/Manufactured Housing - 0.0%

Skyline Corp.	6,500	148,655

Building-Residential/Commercial - 0.2%

Amrep Corp.†	8,000	432,000
Meritage Homes Corp.†#	15,000	351,300
Standard-Pacific Corp.†#	20,300	64,960

		848,260

Casino Services - 0.0%

Progressive Gaming International Corp.†	65,800	50,008

Cellular Telecom - 0.0%

Virgin Mobile USA, Inc.†	17,000	44,710

Chemicals-Diversified - 0.7%

FMC Corp.	33,877	2,491,315

Chemicals-Plastics - 0.8%

A. Schulman, Inc.	108,396	2,625,351
Landec Corp.†	23,100	216,909

		2,842,260

Chemicals-Specialty - 1.5%

Arch Chemicals, Inc.#	16,100	590,870
H.B. Fuller Co.#	110,866	2,890,277
Penford Corp.	11,900	197,659
Quaker Chemical Corp.	13,400	396,640
Zep, Inc.	85,978	1,684,309

		5,759,755

Coal - 0.2%

Foundation Coal Holdings, Inc.	5,200	307,580
International Coal Group, Inc.†#	37,400	382,602
Westmoreland Coal Co.†#	8,500	171,530

		861,712

Commercial Services - 1.2%

HMS Holdings Corp.†#	11,400	282,606
Quanta Services, Inc.†	8,517	272,033
Team, Inc.†	105,275	4,012,030

		4,566,669

Commercial Services-Finance - 1.5%

Bankrate, Inc.†#	8,300	267,758
Euronet Worldwide, Inc.†#	93,910	1,764,569
Global Payments, Inc.	16,000	771,360
Heartland Payment Systems, Inc.#	6,500	146,640
PRG-Schultz International, Inc.†	22,500	265,275
Wright Express Corp.†	78,555	2,337,011

		5,552,613

Communications Software - 0.1%

Captaris, Inc.†	18,737	74,948
Digi International, Inc.†	17,400	205,494

		280,442

Computer Aided Design - 0.7%

Parametric Technology Corp.†	122,200	2,453,776

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.†	6,900	86,526

Computer Services - 0.9%

3PAR, Inc.†	2,200	24,200
CACI International, Inc., Class A†	53,882	2,729,123
Furmanite Corp.†	46,900	558,579

		3,311,902

Computer Software - 1.1%

Blackbaud, Inc.	109,430	2,209,392
Double-Take Software, Inc.†	138,506	1,815,813
Omniture, Inc.†#	13,200	235,224

		4,260,429

Computers - 0.1%

Palm, Inc.#	55,200	469,752

Computers-Integrated Systems - 0.8%

3D Systems Corp.†#	11,700	142,974
Adept Technology, Inc.†	23,000	178,250
Agilysys, Inc.#	126,000	1,639,260
Catapult Communications Corp.†	7,300	55,407
Integral Systems, Inc†	6,406	288,206
Jack Henry & Associates, Inc.	41,100	823,233

		3,127,330

Computers-Memory Devices - 0.1%

Xyratex, Ltd.†	16,600	238,874

Computers-Periphery Equipment - 0.1%

Synaptics, Inc.†#	4,700	245,998

Consulting Services - 0.1%

Diamond Management & Technology Consultants, Inc.	38,100	227,838

Consumer Products-Misc. - 1.3%

American Greetings Corp., Class A	14,300	229,944
Fossil, Inc.†#	59,282	1,773,717
Russ Berrie & Co., Inc.†	16,600	125,994
Tupperware Brands Corp.	76,630	2,737,224

		4,866,879

Containers-Paper/Plastic - 0.0%

Chesapeake Corp.†	10,000	12,600

Cosmetics & Toiletries - 1.0%

Alberto-Culver Co.	137,389	3,594,096

Decision Support Software - 0.2%

DemandTec, Inc.†	8,700	90,219
Interactive Intelligence, Inc.†	21,900	219,657
SPSS, Inc.†	7,400	233,692
Wind River Systems, Inc.†	18,100	200,005

		743,573

Diagnostic Equipment - 0.1%

Immucor, Inc.†	9,200	296,332

Diagnostic Kits - 0.8%

Meridian Bioscience, Inc.	6,100	173,362
Quidel Corp.†	147,199	2,877,740

		3,051,102

Disposable Medical Products - 0.1%

Rochester Medical Corp.†	18,200	245,518

Distribution/Wholesale - 1.0%

Navarre Corp.†	62,000	100,440
Owens & Minor, Inc.	73,934	3,409,836
Pool Corp.#	11,811	286,535

		3,796,811

Diversified Manufacturing Operations - 1.6%

A.O. Smith Corp.	18,000	741,060
Actuant Corp., Class A	27,600	870,780
Acuity Brands, Inc.	15,700	683,107
ESCO Technologies, Inc.†	17,900	852,219
GenTek, Inc.†	9,100	263,718
Harsco Corp.	7,100	373,744
Koppers Holdings, Inc.	14,300	655,083
Leggett & Platt, Inc.#	13,600	303,416

LSB Industries, Inc.†	20,800	502,112
Matthews International Corp., Class A	12,000	603,120

		5,848,359

Drug Delivery Systems - 0.0%

Alkermes, Inc.†	12,200	163,114

E-Commerce/Products - 0.0%

drugstore.com, Inc.†	38,237	91,004

E-Commerce/Services - 0.0%

Napster, Inc.†	57,500	77,050

E-Marketing/Info - 0.2%

Comscore Inc†	3,500	71,400
Digital River, Inc.†#	12,200	533,750

		605,150

E-Services/Consulting - 0.1%

Keynote Systems, Inc.†	24,600	344,892

Electric-Distribution - 0.2%

EnerNOC, Inc.†#	43,538	671,356

Electric-Integrated - 1.1%

Avista Corp.#	66,420	1,481,166
Black Hills Corp.	5,500	185,955
Central Vermont Public Service Corp.	10,300	250,290
Cleco Corp.	10,900	274,789
El Paso Electric Co.†	12,100	257,609
OGE Energy Corp.	15,900	535,830
Pike Electric Corp.†#	5,400	101,790
PNM Resources, Inc.	25,800	304,182
The Empire District Electric Co.#	14,300	301,730
Unisource Energy Corp.	16,200	520,506

		4,213,847

Electronic Components-Misc. - 1.1%

Methode Electronics, Inc.	194,942	2,142,413
OSI Systems, Inc.†	78,336	1,818,178

		3,960,591

Electronic Components-Semiconductors - 1.3%

Advanced Analogic Technologies, Inc.†#	15,400	70,378
Ceva, Inc.†	28,400	269,800
Conexant Systems, Inc.†	22,760	134,056
Diodes, Inc.†#	22,350	531,707
Kopin Corp.†	4,620	13,768
Leadis Technology, Inc.†	56,800	55,664
Microtune, Inc.†	51,100	189,581
ON Semiconductor Corp.†	3,600	34,092
Pixelworks, Inc.†	17,925	28,859
Rubicon Technology, Inc.†#	6,400	78,208
Semtech Corp.†	201,098	2,974,239
Silicon Laboratories, Inc.†	13,900	468,569
Virage Logic Corp.†	4,200	27,720
Zarlink Semiconductor, Inc.†#	52,100	34,907

		4,911,548

Electronic Design Automation - 0.0%

Cadence Design Systems, Inc.†	20,900	166,991

Electronic Measurement Instruments - 0.6%

Analogic Corp.	3,100	209,870
Axsys Technologies, Inc.†	14,600	991,778
CyberOptics Corp.†	18,900	170,856
Measurement Specialties, Inc.†	8,700	155,556
National Instruments Corp.	7,000	225,960
Orbotech, Ltd.†	13,400	144,720
Zygo Corp.†	18,100	189,688

		2,088,428

Electronic Security Devices - 0.1%

American Science and Engineering, Inc.#	6,300	420,840
Vicon Industries, Inc.†	21,026	112,489

		533,329

Energy-Alternate Sources - 0.1%

Plug Power, Inc.†	116,900	316,799

Enterprise Software/Service - 2.7%

American Software, Inc., Class A	37,400	222,156
Ariba, Inc.†#	292,449	4,307,773
Omnicell, Inc.†#	157,328	2,414,985
Open Text Corp.†#	82,270	2,885,209
PROS Holdings, Inc.†	5,200	50,128
RightNow Technologies, Inc.†#	19,400	290,806
Salary.Com, Inc.†#	7,500	37,275

		10,208,332

Entertainment Software - 0.5%

Glu Mobile, Inc.†#	6,700	23,919
THQ, Inc.†#	112,947	1,730,348

		1,754,267

Filtration/Separation Products - 0.1%

CLARCOR, Inc.	5,000	199,650

Finance-Auto Loans - 0.0%

Consumer Portfolio Services, Inc.†	47,000	101,050

Finance-Consumer Loans - 0.0%

Encore Capital Group, Inc.†	400	5,080

Finance-Investment Banker/Broker - 1.0%

KBW, Inc.†#	108,670	3,210,112
Penson Worldwide, Inc.†#	16,200	272,970
Piper Jaffray Cos., Inc.†	10,100	383,901

		3,866,983

Finance-Mortgage Loan/Banker - 0.1%

Federal Agricultural Mtg. Corp., Class C	9,600	281,280

Finance-Other Services - 0.0%

MarketAxess Holdings, Inc.†#	10,200	102,510

Financial Guarantee Insurance - 0.6%

Assured Guaranty, Ltd.#	141,324	2,297,928

Food-Baking - 0.7%

Flowers Foods, Inc.	99,300	2,625,492

Food-Canned - 0.9%

Seneca Foods Corp., Class A†	5,800	117,392
Seneca Foods Corp., Class B†#	2,700	56,727

Treehouse Foods, Inc.†	112,151	$3,113,312

		3,287,431

Food-Misc. - 0.1%

M&F Worldwide Corp.†	9,100	400,582
Senomyx, Inc.†#	7,100	29,820

		430,402

Food-Retail - 0.8%

Ruddick Corp.#	81,570	2,597,189
Village Super Market, Class A	5,400	242,622

		2,839,811

Garden Products - 0.1%

Toro Co.#	10,800	441,396

Gas-Distribution - 0.7%

Energen Corp.	33,907	1,893,367
Southwest Gas Corp.	19,500	591,825

		2,485,192

Hazardous Waste Disposal - 0.0%

Energy Solutions, Inc.	9,000	166,230

Heart Monitors - 0.0%

Arrhythmia Research Technology†	13,800	69,138

Home Furnishings - 0.0%

American Woodmark Corp.#	4,900	116,424

Hotels/Motels - 0.5%

Interstate Hotels & Resorts, Inc.†	23,800	62,594
Red Lion Hotels Corp.†	198,400	1,692,352

		1,754,946

Human Resources - 1.6%

Cross Country Healthcare, Inc.†#	159,999	2,507,185
Kforce, Inc.†	238,215	2,544,136
MPS Group, Inc.†	34,500	397,440
On Assignment, Inc.†	26,200	247,590
Resources Connection, Inc.†	15,700	379,626

		6,075,977

Independent Power Producers - 0.0%

Synthesis Energy Systems, Inc.†#	4,300	28,939

Industrial Automated/Robotic - 0.0%

Intermec, Inc.†	8,600	172,774

Instruments-Controls - 0.1%

Woodward Governor Co.	7,500	347,475

Instruments-Scientific - 0.6%

Dionex Corp.†#	28,946	1,886,990
FEI Co.†#	18,100	490,148

		2,377,138

Insurance Brokers - 0.0%

eHealth, Inc.†#	4,000	59,360

Insurance-Multi-line - 0.1%

Citizens, Inc.†	44,200	314,704
HCC Insurance Holdings, Inc.	7,400	186,332

		501,036

Insurance-Property/Casualty - 1.3%

FPIC Insurance Group, Inc.†#	52,361	2,704,969
Hallmark Financial Services†	23,100	213,213
Infinity Property & Casualty Corp.#	13,700	637,050
Markel Corp.†	1,500	555,000
Meadowbrook Insurance Group, Inc.	22,200	148,740
Mercer Insurance Group Inc.	9,700	161,020
SeaBright Insurance Holdings, Inc.†	8,500	103,190
Selective Insurance Group, Inc.	12,100	292,094

		4,815,276

Internet Application Software - 1.5%

CyberSource Corp.†	150,176	2,580,024
DealerTrack Holdings, Inc.†#	48,652	896,656
eResearch Technology, Inc.†#	146,945	1,982,288

		5,458,968

Internet Connectivity Services - 0.0%
Cogent Communications Group, Inc.†#	11,200	103,152

Internet Content-Information/News - 0.1%

ADAM, Inc.†	36,200	234,938
The Knot, Inc.†#	13,900	126,629
TheStreet.com, Inc.	23,900	169,690

		531,257

Internet Infrastructure Equipment - 0.0%

Network Engines, Inc.†	128,600	123,456

Internet Infrastructure Software - 0.1%

TeleCommunication Systems, Inc., Class A†	52,600	441,840

Internet Security - 0.2%

Actividentity Corp.†	59,000	158,120
Blue Coat Systems, Inc.†#	11,300	210,180
Sourcefire, Inc.†	15,400	120,890
Zix Corp.†	68,000	189,040

		678,230

Investment Management/Advisor Services - 1.4%

Affiliated Managers Group, Inc.†	30,871	2,939,536
Cohen & Steers, Inc.#	1,900	55,290
GAMCO Investors, Inc., Class A#	42,992	2,037,821
Pzena Investment Management, Inc. Class A#	2,400	21,456
U.S. Global Investors, Inc., Class A	20,200	285,830

		5,339,933

Lasers-System/Components - 0.7%

Cymer, Inc.†#	16,800	502,992
Newport Corp.†	10,500	98,385
Rofin-Sinar Technologies, Inc.†	47,477	1,919,020

		2,520,397

Leisure Products - 0.1%

Brunswick Corp.#	13,700	188,923
GameTech International, Inc.†	30,200	117,478

		306,401

Linen Supply & Related Items - 0.1%

G&K Services, Inc., Class A	8,500	293,165

Machinery-Electrical - 0.2%

Baldor Electric Co.#	21,600	769,824

Machinery-General Industrial - 2.2%

Applied Industrial Technologies, Inc.	27,500	800,525
Chart Industries, Inc.†	63,230	2,919,961
Hirsch International Corp., Class A†	75,700	90,840
IDEX Corp.	10,700	396,649
Kadant, Inc.†	141,019	3,306,896
Middleby Corp.†#	6,800	362,848
Tennant Co.#	8,600	267,890

		8,145,609

Machinery-Material Handling - 0.1%

Cascade Corp.#	4,000	207,520

Machinery-Pumps - 0.1%

Graco, Inc.#	6,400	244,160

Medical Imaging Systems - 0.0%

Vital Images, Inc.†#	8,500	133,450

Medical Instruments - 0.6%

AngioDynamics, Inc.†	6,600	108,438
Bovie Medical Corp.†	32,900	240,170
CryoLife, Inc.†	34,400	542,832
Edwards Lifesciences Corp.†	7,800	461,838
Micrus Endovascular Corp.†#	6,400	80,640
NuVasive, Inc.†	900	42,894
OrthoLogic Corp.†	192,300	161,532
Stereotaxis, Inc.†#	11,800	81,066
Synergetics USA, Inc.†	31,361	95,965
Vascular Solutions, Inc.†	29,900	249,665

		2,065,040

Medical Products - 2.3%

Cantel Medical Corp.†	21,600	207,144
Haemonetics Corp.†	44,123	2,767,394
Hanger Orthopedic Group, Inc.†	26,100	441,873
Henry Schein, Inc.†	1,800	105,264
Invacare Corp.#	142,769	3,630,616
NMT Medical, Inc.†	16,200	63,180
Osteotech, Inc.†	46,600	243,718
Span-America Medical Systems, Inc.	12,500	160,500
TomoTherapy, Inc.†#	9,800	60,662
Vnus Medical Technologies, Inc.†	23,800	527,646
Wright Medical Group, Inc.†	14,000	431,060

		8,639,057

Medical Sterilization Products - 0.1%

STERIS Corp.	13,600	500,072

Medical-Biomedical/Gene - 2.3%

Alexion Pharmaceuticals, Inc.†#	10,400	468,832
Bio-Rad Laboratories, Inc., Class A†	26,854	2,889,490
CombiMatrix Corp.†	20,300	291,508
deCODE genetics, Inc.†#	15,700	17,427
Dendreon Corp.†	55,900	328,692
Discovery Laboratories, Inc.†	117,900	235,800
Exelixis, Inc.†#	17,200	97,868
Harvard Bioscience, Inc.†	61,600	282,128
Immunogen, Inc.†	63,900	343,782
Incyte Corp.†	32,600	333,498
Integra LifeSciences Holdings Corp.†#	6,100	295,789
InterMune, Inc.†#	65,907	1,250,256
Martek Biosciences Corp.†#	9,300	310,713
Maxygen, Inc.†#	7,700	37,961
Myriad Genetics, Inc.†	9,700	661,540
Regeneron Pharmaceuticals, Inc.†	6,500	141,180
Seattle Genetics, Inc.†#	5,600	62,440
Vertex Pharmaceuticals, Inc.†	8,511	228,606
Vical, Inc.†	48,985	157,242

		8,434,752

Medical-Drugs - 2.0%

Acadia Pharmaceuticals, Inc.†#	8,600	21,930
Cephalon, Inc.†	4,900	375,438
Cubist Pharmaceuticals, Inc.†#	13,200	290,796
Indevus Pharmaceuticals, Inc.†	41,900	92,180
MAP Pharmaceuticals, Inc.†#	1,800	17,820
Medicis Pharmaceutical Corp., Class A	2,900	60,059
Pharmasset, Inc.†	7,100	150,094
Rigel Pharmaceuticals, Inc.†#	4,500	106,470
ViroPharma, Inc.†#	186,814	2,736,825
Vivus, Inc.†#	383,516	3,240,710
XenoPort, Inc.†	8,300	405,289

		7,497,611

Medical-HMO - 0.2%

AMERIGROUP Corp.†	13,700	354,556
Centene Corp.†	19,600	442,568

		797,124

Medical-Hospitals - 0.2%

LifePoint Hospitals, Inc.†#	18,100	610,694

Medical-Nursing Homes - 0.9%

Advocat, Inc.†	13,000	91,390
Skilled Healthcare Group, Inc. Class A†	208,575	3,328,857

		3,420,247

Medical-Outpatient/Home Medical - 1.3%

Gentiva Health Services, Inc.†	168,830	4,698,539

Metal Processors & Fabrication - 1.0%

Haynes International, Inc.†#	7,800	455,988
RBC Bearings, Inc.†	82,164	3,281,630

		3,737,618

Mining - 0.1%

Allied Nevada Gold Corp.†	19,293	112,671
Lihir Gold, Ltd.†	52,100	106,102
Vista Gold Corp.†	24,300	80,433

		299,206

Miscellaneous Manufacturing - 0.6%

AptarGroup, Inc.	51,709	2,088,527

MRI/Medical Diagnostic Imaging - 0.1%

Nighthawk Radiology Holdings, Inc.†#	14,100	120,273
RadNet, Inc.†	42,600	264,972

		385,245

Multimedia - 0.3%

FactSet Research Systems, Inc.#	13,900	871,669
Meredith Corp.#	11,300	320,694
WPT Enterprises, Inc.†	55,500	48,285

		1,240,648

Networking Products - 0.2%

Acme Packet, Inc.†#	3,300	21,087
Atheros Communications, Inc.†#	7,300	238,053
BigBand Networks, Inc.†#	7,000	24,570
Ixia†	15,300	132,957
Parkervision, Inc.†	25,300	273,240
Soapstone Networks ,Inc.†	28,700	112,504

		802,411

Non-Hazardous Waste Disposal - 0.9%

Waste Connections, Inc.†	95,466	3,466,370

Oil Companies-Exploration & Production - 4.2%

American Oil And Gas, Inc.†	56,800	163,016
Barnwell Industries, Inc.	13,200	156,420
Bill Barrett Corp.†	20,400	803,352
Brigham Exploration Co.†	50,600	686,642
Comstock Resources, Inc.†	47,788	3,103,353
Concho Resources, Inc.†	11,600	378,972
FieldPoint Petroleum Corp.†	86,200	330,146
Forest Oil Corp.†	11,500	654,580
GeoMet, Inc.†	25,500	177,990
Mariner Energy, Inc.†	23,731	690,335
Parallel Petroleum Corp.†	170,983	2,263,815
Penn Virginia Corp.	59,453	3,934,599
TransGlobe Energy Corp.†	52,300	199,786
Venoco, Inc.†	119,800	2,019,828

		15,562,834

Oil Field Machinery & Equipment - 2.7%

Bolt Technology Corp.†	28,200	542,850
Complete Production Services, Inc.†	112,516	3,324,848
Lufkin Industries, Inc.	32,800	3,043,512
NATCO Group, Inc., Class A†#	62,506	3,168,429

		10,079,639

Oil Refining & Marketing - 0.0%

Holly Corp.	1,100	35,200

Oil-Field Services - 1.2%

Key Energy Services, Inc.†	3,300	55,440
Oceaneering International, Inc.†	46,699	2,914,484
SEACOR Holdings, Inc.†#	12,100	1,066,615
Smith International, Inc.	3,154	219,834
Union Drilling, Inc.†#	6,900	98,118

		4,354,491

Paper & Related Products - 0.0%

Smurfit-Stone Container Corp.†	27,700	139,885

Patient Monitoring Equipment - 0.0%

Masimo Corp.†	1,900	75,943

Pharmacy Services - 0.1%

HealthExtras, Inc.†	13,700	446,620

Physicians Practice Management - 0.0%

Healthways, Inc.†	2,800	53,340

Power Converter/Supply Equipment - 0.1%

Advanced Energy Industries, Inc.†	14,500	233,885
SL Industries, Inc.†	5,586	73,735

		307,620

Precious Metals - 0.0%

Franco-Nevada Corp.	3,200	63,741

Printing-Commercial - 0.1%

Multi-Color Corp.#	12,150	283,581

Publishing-Books - 0.1%

Scholastic Corp.	16,715	436,262

Quarrying - 0.6%

Compass Minerals International, Inc.	31,964	2,214,146

Racetracks - 0.1%

Dover Motorsports, Inc.	58,800	293,412

Radio - 0.1%

Entercom Communications Corp., Class A	6,200	37,882
Saga Communications, Inc., Class A†	30,400	191,216

		229,098

Real Estate Investment Trusts - 2.5%

Alexandria Real Estate Equities, Inc.	24,000	2,585,040
Cousins Properties, Inc.#	12,100	302,379
DiamondRock Hospitality Co.	12,500	115,125
EastGroup Properties, Inc.	11,900	529,074
Equity One, Inc.#	19,600	411,404
Essex Property Trust, Inc.	1,300	152,555
LaSalle Hotel Properties#	78,927	2,057,627
Parkway Properties, Inc.	5,800	208,626
Senior Housing Properties Trust	63,800	1,383,184
Universal Health Realty Income Trust	47,280	1,734,703

		9,479,717

Real Estate Operations & Development - 0.1%

Stratus Properties, Inc.†	7,600	220,628

Recreational Vehicles - 0.0%

Polaris Industries, Inc.#	2,700	121,743

Rental Auto/Equipment - 0.1%

Electro Rent Corp.	6,300	85,806
H&E Equipment Services, Inc.†#	25,800	364,038

		449,844

Resort/Theme Parks - 0.1%

Great Wolf Resorts, Inc.†	37,200	194,556

Respiratory Products - 0.1%

ResMed, Inc.†	9,100	425,880

Retail-Apparel/Shoe - 0.3%

AnnTaylor Stores Corp.†	22,950	557,226
Christopher & Banks Corp.#	12,700	122,174
Hot Topic, Inc.†	24,300	150,903
J Crew Group, Inc.†#	9,200	242,972

Tween Brands, Inc.†	5,700	61,902

		1,135,177

Retail-Arts & Crafts - 0.0%

A.C. Moore Arts & Crafts, Inc.†	4,900	36,946

Retail-Computer Equipment - 0.5%

PC Mall, Inc.†#	209,198	2,002,025

Retail-Convenience Store - 0.6%

Casey’s General Stores, Inc.	2,900	84,100
The Pantry, Inc.†#	122,038	2,238,177

		2,322,277

Retail-Discount - 0.8%

Big Lots, Inc.†	2,900	85,753
Citi Trends, Inc.†#	137,679	2,838,941

		2,924,694

Retail-Drug Store - 0.1%

Allion Healthcare, Inc.†	61,200	422,892

Retail-Jewelry - 0.1%

Zale Corp.†#	15,600	426,036

Retail-Leisure Products - 0.0%

MarineMax, Inc.†#	11,400	90,288

Retail-Mail Order - 0.1%

Sport Supply Group, Inc.	27,600	336,720

Retail-Perfume & Cosmetics - 0.0%

Ulta Salon Cosmetics & Fragrance, Inc.†#	1,200	13,056

Retail-Pet Food & Supplies - 0.0%

PetSmart, Inc.	2,900	78,213

Retail-Restaurants - 1.6%

DineEquity, Inc.#	60,230	1,196,168
BJ’s Restaurants, Inc.†#	11,800	137,352
Brinker International, Inc.	12,800	242,176
CEC Entertainment, Inc.†	2,125	72,803
Famous Dave’s of America, Inc.†	16,700	155,310
Luby’s, Inc.†	25,300	187,726
Panera Bread Co., Class A†#	8,300	446,042
Papa John’s International, Inc.†#	85,622	2,390,566
PF Chang’s China Bistro, Inc.†#	5,600	145,488
Red Robin Gourmet Burgers, Inc.†#	11,600	309,720
Sonic Corp.†#	27,462	397,924
The Cheesecake Factory, Inc.†	20,200	310,474

		5,991,749

Retail-Sporting Goods - 0.2%

Hibbett Sports, Inc.†#	13,900	332,210
Zumiez, Inc.†#	20,300	292,523

		624,733

Retirement/Aged Care - 0.2%

Sunrise Senior Living, Inc.†	28,500	579,405

Savings & Loans/Thrifts - 0.8%

Abington Bancorp, Inc.	28,640	283,250
American Bancorp of New Jersey	21,400	226,198
Clifton Savings Bancorp, Inc.	28,200	310,764
First Niagara Financial Group, Inc.	45,800	685,168
NewAlliance Bancshares, Inc.	19,400	265,974
Pacific Premier Bancorp, Inc.†	20,800	109,616
Rainier Pacific Financial Group, Inc.	13,600	99,824
Rome Bancorp, Inc.	19,500	210,600
Timberland Bancorp, Inc.	881	6,907
United Financial Bancorp, Inc.	20,087	256,913
United Western Bancorp, Inc.	7,612	82,742
Westfield Financial, Inc.	33,500	342,370

		2,880,326

Schools - 0.8%

Capella Education Co.†#	42,172	2,096,370
Corinthian Colleges, Inc.†#	44,200	586,534
Princeton Review, Inc.†	33,100	256,856

		2,939,760

Seismic Data Collection - 0.2%

ION Geophysical Corp.†#	20,700	333,684
T.G.C. Industries, Inc.†	33,405	243,188

		576,872

Semiconductor Components-Integrated Circuits - 0.9%

Actions Semiconductor Co., Ltd. ADR†	4,700	14,664
Emulex Corp.†	14,600	195,932
Pericom Semiconductor Corp.†	25,500	347,820
Power Integrations, Inc.†	76,935	2,264,197
Standard Microsystems Corp.†	15,500	452,910

		3,275,523

Semiconductor Equipment - 1.6%

ATMI, Inc.†	95,962	2,340,513
Brooks Automation, Inc.†	9,766	93,851
Cabot Microelectronics Corp.†#	1,100	42,482
Entegris, Inc.†	12,434	76,594
FormFactor, Inc.†	7,100	136,249
LTX Corp.†	50,000	89,500
Mattson Technology, Inc.†	20,400	104,040
MKS Instruments, Inc.†	109,455	2,467,116
Novellus Systems, Inc.†	10,000	226,700
Semitool, Inc.†	21,300	205,332
Trio Tech International	15,800	83,740
Veeco Instruments, Inc.†#	4,900	82,369

		5,948,486

Specified Purpose Acquisitions - 0.0%

Highlands Acquisition Corp.†	11,700	114,660

Steel Pipe & Tube - 1.7%

Northwest Pipe Co.†#	47,800	2,769,054
Valmont Industries, Inc.#	33,101	3,533,201

		6,302,255

Telecom Equipment-Fiber Optics - 0.1%

Finisar Corp.†#	122,100	177,045

KVH Industries, Inc.†	14,357	129,787

		306,832

Telecom Services - 0.6%

NTELOS Holdings Corp.	49,082	1,460,190
Orbcomm, Inc.†	50,700	292,032
Premiere Global Services, Inc.†	21,600	326,592
TW Telecom, Inc.†	23,000	352,820

		2,431,634

Telecommunication Equipment - 1.6%

ADTRAN, Inc.#	19,500	444,600
Arris Group, Inc.†#	301,650	2,853,609
Comtech Telecommunications Corp.†	52,307	2,391,476
Optium Corp.†#	8,000	71,920
Sonus Networks, Inc.†#	53,700	181,506

		5,943,111

Telephone-Integrated - 1.4%

Alaska Communications Systems Group, Inc.#	217,119	2,284,092
Cincinnati Bell, Inc.†	647,503	2,525,262
HickoryTech Corp.	35,200	247,104
SureWest Communications	17,700	210,453

		5,266,911

Textile-Apparel - 0.2%

Cherokee, Inc.	6,900	152,007
Unifi, Inc.†	114,100	455,259

		607,266

Textile-Products - 0.1%

Culp, Inc.†	46,000	339,480

Therapeutics - 0.3%

Altus Pharmaceuticals, Inc.†#	3,400	5,406
Amylin Pharmaceuticals, Inc.†#	4,600	101,108
Hollis-Eden Pharmaceuticals, Inc.†	40,300	67,704
Inspire Phamaceuticals, Inc.†	62,500	281,250
Introgen Therapeutics, Inc.†	55,700	51,801
Onyx Pharmaceuticals, Inc.†#	4,300	175,741
Spectrum Pharmaceuticals, Inc.†	48,200	82,422
The Medicines Co.†	12,300	299,628
Theravance, Inc.†#	4,300	58,609

		1,123,669

Tools-Hand Held - 0.7%

Snap-on, Inc.	48,286	2,753,268

Transactional Software - 0.0%

Bottomline Technologies, Inc.†	12,900	148,608

Transport-Services - 0.1%

UTI Worldwide, Inc.	15,400	309,540

Transport-Truck - 2.0%

Heartland Express, Inc.#	7,065	116,714
Knight Transportation, Inc.#	35,975	643,593
Landstar System, Inc.#	61,664	3,022,769
Marten Transport, Ltd.†	180,001	3,589,220
Patriot Transportation Holding, Inc.†	3,300	260,931

		7,633,227

Veterinary Products - 0.1%

PetMed Express, Inc.†	24,100	343,184

Water - 0.4%

Cascal NV	102,547	1,078,794
Southwest Water Co.	20,300	239,946

		1,318,740

Wire & Cable Products - 1.3%

Belden, Inc.#	71,700	2,634,258
General Cable Corp.†#	43,494	2,140,775

		4,775,033

Wireless Equipment - 0.2%

Aruba Networks, Inc.†#	4,400	27,676
Globecomm Systems, Inc.†	28,200	287,640
RELM Wireless Corp.	32,200	46,690
SBA Communications Corp., Class A†	5,400	188,622
TESSCO Technologies, Inc.†	10,700	157,504

		708,132

Total Long-Term Investment Securities
(cost $345,970,405)		368,168,119

SHORT-TERM INVESTMENT SECURITIES - 24.2%
Collective Investment Pool - 22.7%

Securities Lending Quality Trust(2)	84,717,619	84,717,619

Registered Investment Companies - 0.7%

T. Rowe Price Reserve Investment Fund	2,515,424	2,515,424

Time Deposits - 0.8%

Euro Time Deposit with State Street Bank & Trust Co. 0.50% due 09/02/08	$634,000	634,000
0.85% due 09/02/08	2,597,000	2,597,000

		3,231,000

Total Short-Term Investment Securities
(cost $90,464,043)		90,464,043

TOTAL INVESTMENTS
(cost $436,434,448)(1)	122.8%	458,632,162
Liabilities in excess of other assets	(22.8)	(85,234,052)

NET ASSETS -	100.0%	$373,398,110

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	See Note 4 for cost of investments on a tax basis.
(2)	The security is purchased with the cash collateral received from securities on loan.

ADR – American Depository Receipt

See Notes to Portfolio of Investment

AIG RETIREMENT COMPANY I SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS - August 31, 2008 (Unaudited)

Security Description	Shares	Market Value (Note 1)
COMMON STOCK - 96.4%
Advanced Materials - 0.3%

Ceradyne, Inc.†	22,184	$999,611
Hexcel Corp.†	80,814	1,679,315

		2,678,926

Advertising Services - 0.1%

Greenfield Online, Inc.†	22,172	384,684
inVentiv Health, Inc.†	27,835	614,318
Marchex, Inc., Class B†#	20,029	225,727
R.H. Donnelley Corp.#	57,946	217,298

		1,442,027

Aerospace/Defense - 0.6%

Aerovironment, Inc.†#	8,634	288,894
Cubic Corp.†	13,124	363,404
Esterline Technologies Corp.†	24,770	1,399,257
Herley Industries, Inc.†	11,374	218,381
National Presto Industries, Inc.	3,782	292,424
Teledyne Technologies, Inc.†	29,852	1,860,675
TransDigm Group, Inc.#	27,992	1,051,379

		5,474,414

Aerospace/Defense-Equipment - 0.9%

AAR Corp.†#	32,631	517,854
Argon ST, Inc.#	11,024	275,269
Curtiss-Wright Corp.†	37,691	2,030,414
Ducommun, Inc.†	8,895	235,451
GenCorp, Inc.#	48,015	374,997
HEICO Corp.†#	18,666	665,070
Kaman Corp.†	21,353	643,793
LMI Aerospace, Inc.	7,312	172,490
Moog, Inc., Class A†	35,901	1,701,707
Orbital Sciences Corp.†	49,299	1,303,466
Triumph Group, Inc.†#	13,918	761,871

		8,682,382

Agricultural Operations - 0.2%

Alico, Inc.#	3,018	130,227
Andersons, Inc.†	15,247	685,505
Cadiz, Inc.†#	10,073	196,524
Griffin Ld and Nurseries, Inc.†	2,813	96,992
Maui Land & Pineapple Co., Inc.†#	3,941	105,737
Tejon Ranch Co.†#	9,375	320,719

		1,535,704

Airlines - 0.6%

AirTran Holdings, Inc.#	98,524	236,458
Alaska Air Group, Inc.†#	30,301	636,624
Allegiant Travel Co.	11,502	356,677
Hawaiian Holdings, Inc.†	33,472	302,252
JetBlue Airways Corp.	145,794	884,969
Republic Airways Holdings, Inc.†	29,434	254,310
Skywest, Inc.	49,153	840,025
UAL Corp.†#	105,934	1,176,927
US Airways Group, Inc.#	96,031	815,303

		5,503,545

Alternative Waste Technology - 0.2%

Calgon Carbon Corp.#	34,464	735,117
Darling International, Inc.†	68,637	942,386
Rentech, Inc.†#	139,643	329,558

		2,007,061

Apparel Manufacturers - 0.5%

American Apparel, Inc.†#	28,528	255,326
Carter’s, Inc.	47,670	877,605
Columbia Sportswear Co.†#	10,423	420,985
G-III Apparel Group, Ltd.†#	11,137	206,146
Maidenform Brands, Inc.†	18,914	285,601
Oxford Industries, Inc.†#	11,983	273,811
Quiksilver, Inc.†	106,149	818,409
True Religion Apparel, Inc.†#	14,368	390,091
Under Armour, Inc., Class A†#	27,752	935,520
Volcom, Inc.†#	15,301	272,970

		4,736,464

Applications Software - 0.4%

Actuate Corp.	50,960	217,599
American Reprographics Co.	30,668	543,130
Callidus Software, Inc†#	25,374	120,527
Deltek Inc Com†#	10,601	84,914
Ebix Com, Inc.#	1,705	186,800
EPIQ Systems, Inc.	29,777	336,182
NetSuite, Inc.†#	5,987	100,701
OpenTV Corp. Class A†#	73,147	137,517
Progress Software Corp.†	34,982	1,021,824
Quest Software, Inc.†	60,938	901,273
Unica Corp.#	11,762	104,329

		3,754,796

Athletic Equipment - 0.0%

Nautilus, Inc.†	19,192	102,101

Athletic Footwear - 0.0%

K-Swiss, Inc., Class A	21,826	374,316

Auction House/Art Dealers - 0.2%

Sotheby’s#	56,729	1,528,279

Audio/Video Products - 0.2%

Audiovox Corp., Class A†#	14,689	143,365
DTS, Inc.†#	15,003	482,646
Tivo, Inc.†	85,837	726,181
Universal Electronics, Inc.†	11,909	312,254

		1,664,446

Auto Repair Centers - 0.0%

Midas, Inc.#	11,650	167,411
Monro Muffler Brake, Inc.†	13,714	284,291

		451,702

Auto-Heavy Duty Trucks - 0.0%

Force Protection, Inc.†	57,489	228,806

Auto-Truck Trailers - 0.0%

Wabash National Corp.†#	25,868	224,793

Auto/Truck Parts & Equipment-Original - 0.6%

Accuride Corp.†#	29,846	43,575
American Axle & Manufacturing Holdings, Inc.†#	38,797	188,553
Amerigon, Inc.†#	18,647	129,224
ArvinMeritor, Inc.†#	62,068	931,641
Dana Holding Corp.†	83,376	528,604
Fuel Systems Solutions, Inc.†#	10,182	527,733
Hayes Lemmerz International, Inc.†	85,158	215,450
Lear Corp.†	53,983	678,026
Modine Manufacturing Co.	27,177	429,940

Spartan Motors, Inc.†#	27,299	129,124
Superior Industries International, Inc.†#	19,414	341,104
Tenneco, Inc.†#	39,255	573,516
Titan International, Inc.#	28,892	772,572
Visteon Corp.†#	110,205	354,860
Wonder Auto Technology, Inc.	12,377	104,338

		5,948,260

Auto/Truck Parts & Equipment-Replacement - 0.2%

ATC Technology Corp.	17,887	433,223
Commercial Vehicle Group, Inc.	18,142	185,774
Dorman Prods, Inc.	9,240	118,180
Exide Technologies†	63,379	782,097

		1,519,274

Banks-Commercial - 5.6%

1st Source Corp.	12,568	273,103
AMCORE Financial, Inc.†#	16,845	148,068
Ameris Bancorp†#	11,427	137,353
Ames National Corp.#	5,425	124,558
Arrow Financial Corp.#	7,692	189,839
Bancfirst Corp.#	6,216	299,238
Banco Latinoamericano de Exportaciones SA†	22,977	415,884
BancTrust Financial Group, Inc.†#	14,771	124,667
Bank Mutual Corp.†	40,634	489,640
Bank of the Ozarks, Inc.#	10,415	232,984
BankFinancial Corp.†	16,578	247,344
Banner Corp.#	11,829	125,032
Bryn Mawr Bk Corp#	5,792	128,351
Camden National Corp.†#	6,481	209,920
Capital City Bank Group, Inc.†#	9,920	240,362
Capitol Bancorp, Ltd.#	12,121	186,300
Cardinal Financial Corp.	20,352	172,788
Cascade Bancorp#	18,755	149,665
Cass Information Systems, Inc.†#	5,702	207,667
Cathay General Bancorp#	41,627	805,899
Centerstate Banks of Florida, Inc.#	7,778	111,148
Central Pacific Financial Corp.†#	24,183	287,778
Chemical Financial Corp.†#	20,068	578,560
Citizens & Northern Corp.†#	7,554	142,695
Citizens Republic Bancorp.#	80,781	296,466
City Bank†#	11,526	140,041
City Holding Co.	13,581	567,822
CoBiz Financial, Inc.#	15,877	170,360
Colonial BancGroup, Inc.#	170,015	1,074,495
Columbia Banking System, Inc.†	15,237	213,318
Community Bank Systems, Inc.†#	25,194	569,384
Community Trust Bancorp, Inc.†	12,626	423,476
Corus Bankshares, Inc.†#	31,756	126,071
CVB Financial Corp.#	55,717	598,958
East West Bancorp, Inc.†#	53,437	666,359
Encore Bancshares, Inc†#	5,421	89,826
Enterprise Financial Services Corp.†#	9,313	174,712
F.N.B. Corp.#	72,445	849,780
Farmers Capital Bank Corp.†	5,225	156,071
Financial Institutions, Inc.#	9,239	162,329
First Bancorp†#	12,095	181,425
First BanCorp Puerto Rico#	59,922	566,263
First Bancorp, Inc Me†#	7,297	132,586
First Busey Corp.#	21,394	302,939
First Commonwealth Financial Corp.†#	61,650	704,659
First Community Bancshares, Inc.†#	7,640	243,945
First Financial Bancorp#	31,574	411,093
First Financial Bankshares, Inc.#	17,507	859,068
First Financial Corp.#	9,525	395,097
First Merchants Corp.	15,334	295,793
First Midwest Bancorp, Inc.†#	40,908	915,521
First South Bancorp, Inc.#	6,769	119,608
FirstMerit Corp.	68,106	1,378,465
Frontier Financial Corp.#	39,599	441,529
Glacier Bancorp, Inc.†#	45,446	968,909
Greene County Bancshares, Inc.#	10,952	169,208
Guaranty Bancorp†#	44,355	249,719
Hancock Holding Co.†#	21,674	1,063,110
Hanmi Financial Corp.#	31,360	160,250
Harleysville National Corp.#	26,412	388,256
Heartland Financial USA, Inc.#	11,030	237,476
Heritage Commerce Corp.†#	8,730	104,935
Home Bancshares, Inc.†#	11,163	268,247
IBERIABANK Corp.#	10,844	588,070
Independent Bank Corp. (MA)†	13,704	379,053
Integra Bank Corp.†#	17,407	111,579
International Bancshares Corp.	42,966	1,110,241
Lakeland Bancorp, Inc.†#	16,996	200,553
Lakeland Financial Corp.†#	10,303	209,872
MainSource Financial Group, Inc.†#	15,642	283,277
MB Financial, Inc.†#	29,260	814,306
Midwest Banc Holdings, Inc.†#	18,700	104,159
Nara BanCorp., Inc.#	19,196	210,196
National Penn Bancshares, Inc.#	66,952	956,075
NBT Bancorp, Inc.†#	27,031	678,208
Old National Bancorp†#	55,766	972,001
Old Second Bancorp, Inc.†#	11,576	195,982
Oriental Financial Group, Inc.	20,461	353,566
Pacific Capital Bancorp†#	38,835	571,263
Pacific Contl Corp.†#	8,982	110,568
PacWest Bancorp†#	20,574	466,618
Park National Corp.†#	9,305	570,396
Peapack Gladstone Financial Corp.#	6,992	205,075
Pennsylvania Commerce Bancorp, Inc.#	4,363	121,989
Peoples Bancorp, Inc.†	8,676	178,205
Pinnacle Financial Partners, Inc.#	19,034	481,941
Premierwest Bancorp†#	16,307	130,130
PrivateBancorp, Inc.#	18,124	555,319
Prosperity Bancshares, Inc.†	33,015	1,055,490
Provident Bankshares Corp.†#	27,922	216,116
Renasant Corp.#	17,646	333,686
Republic Bancorp, Inc., Class A#	7,784	230,640
S&T Bancorp, Inc.†#	20,056	673,079
S.Y. Bancorp, Inc.†#	11,295	318,971
Sandy Spring Bancorp, Inc.†#	13,829	247,539
Santander Bancorp†#	3,693	40,549
SCBT Financial Corp.†	8,585	290,431
Seacoast Banking Corp. of Florida#	12,479	109,566
Shore Bancshares, Inc.†	7,072	162,019
Sierra Bancorp#	6,257	98,861

Signature Bank†	25,082	741,675
Simmons First National Corp., Class A†#	11,740	333,651
Smithtown Bancorp, Inc.#	8,284	157,479
Southside Bancshares, Inc.†#	10,220	222,285
Southwest Bancorp, Inc.†	12,237	206,071
State Bancorp, Inc.†#	12,057	179,046
StellarOne Corp.†#	19,022	319,379
Sterling Bancorp†#	15,153	236,235
Sterling Bancshares, Inc.†	61,603	606,173
Sterling Financial Corp.†#	43,706	445,364
Suffolk Bancorp#	8,061	286,407
Sun Bancorp, Inc.†	12,291	145,034
Susquehanna Bancshares, Inc.†#	72,425	1,157,351
SVB Financial Group†#	25,211	1,413,077
Texas Capital Bancshares, Inc.†#	20,116	314,011
The South Financial Group, Inc.#	61,293	416,792
Tompkins Trustco, Inc.#	4,875	220,740
Townebank Portsmouth Va#	17,485	341,482
TriCo Bancshares#	11,684	192,085
TrustCo Bank Corp. NY#	63,746	623,436
Trustmark Corp.#	41,699	800,204
UCBH Holdings, Inc.†#	93,047	544,325
UMB Financial Corp.	26,168	1,361,521
Umpqua Holding Corp.#	50,607	706,474
Union Bankshares Corp.#	11,356	257,895
United Bankshares, Inc.#	31,888	821,116
United Community Banks, Inc.#	33,853	398,111
United Security Bancshares#	7,056	102,100
Univest Corp. of Pennsylvania†#	10,819	312,561
W Holding Co., Inc.#	96,121	64,401
Washington Trust Bancorp, Inc.	9,607	236,044
WesBanco, Inc.†	22,363	554,155
West Bancorp., Inc.†#	14,660	177,826
West Coast Bancorp.†#	13,219	145,145
Westamerica Bancorp.†#	24,443	1,251,482
Western Alliance Bancorp.†#	16,066	208,858
Wilshire Bancorp, Inc.	16,216	220,051
Wintrust Financial Corp.#	19,885	462,326
Yadkin Valley Financial Corp.#	9,650	157,777

		54,542,146

Banks-Fiduciary - 0.0%

Boston Private Financial Holdings, Inc.#	45,975	411,017

Batteries/Battery Systems - 0.2%

Advanced Battery Technologies, Inc.#	37,004	141,355
China BAK Battery, Inc.†#	25,466	103,392
EnerSys†	23,152	651,034
Greatbatch, Inc.#	19,261	470,354
Medis Technologies, Ltd.#	26,333	82,422
Ultralife Batteries, Inc.#	10,578	122,388
Valence Technology, Inc.†#	42,710	153,329

		1,724,274

Beverages-Non-alcoholic - 0.0%

Coca-Cola Bottling Co.#	3,435	139,392
National Beverage Corp.†	9,057	82,600

		221,992

Brewery - 0.0%

Boston Beer Co., Inc., Class A†#	7,102	319,377

Broadcast Services/Program - 0.1%

CKX, Inc.†	44,320	353,230
Crown Media Holdings, Inc., Class A#	9,179	46,170
DG Fastchannel, Inc.†#	12,864	302,690
Fisher Communications, Inc.†#	5,633	195,859
Global Traffic Network, Inc.†	9,971	94,725
Gray Television, Inc.†#	35,971	88,489
World Wrestling Entertainment, Inc.†	17,874	290,810

		1,371,973

Building & Construction Products-Misc. - 0.4%

Builders FirstSource, Inc.#	13,389	67,882
China Architectural Engineering, Inc.#	15,702	130,327
Drew Industries, Inc.#	16,595	266,018
Gibraltar Industries, Inc.†	22,645	487,094
Interline Brands, Inc.	27,279	437,828
Louisiana-Pacific Corp.†	86,997	847,351
NCI Building Systems, Inc.†	16,623	636,328
Simpson Manufacturing Co., Inc.†#	31,350	871,530
Trex Co., Inc.†#	12,790	237,254

		3,981,612

Building & Construction-Misc. - 0.2%

Dycom Industries, Inc.†	33,783	541,541
Insituform Technologies, Inc., Class A#	23,387	429,385
Layne Christensen Co.†#	16,153	886,477

		1,857,403

Building Products-Air & Heating - 0.1%

Aaon, Inc.†	11,296	241,282
Comfort Systems USA, Inc.#	33,790	514,960

		756,242

Building Products-Cement - 0.1%

Texas Industries, Inc.†#	19,678	1,036,440
US Concrete, Inc.†	33,480	139,947

		1,176,387

Building Products-Doors & Windows - 0.1%

Apogee Enterprises, Inc.†#	24,359	487,180
Quanex Building Products Corp.	31,250	514,375

		1,001,555

Building Products-Light Fixtures - 0.0%

LSI Industries, Inc.†	15,819	136,518

Building Products-Wood - 0.0%

Universal Forest Products, Inc.#	13,992	459,637

Building-Heavy Construction - 0.2%

Granite Construction, Inc.	27,891	1,023,042
Orion Marine Group, Inc.†#	18,166	235,976
Perini Corp.†	22,881	611,152
Sterling Construction Co., Inc.	9,712	179,186

		2,049,356

Building-Maintance & Services - 0.2%

ABM Industries, Inc.	36,828	967,840
Integrated Electrical Services, Inc.†#	6,518	139,550
Rollins, Inc.†	35,022	622,341

		1,729,731

Building-Mobile Home/Manufactured Housing - 0.1%
Cavco Industries, Inc.†	5,448	190,735
Champion Enterprises, Inc.†#	65,429	319,948
Fleetwood Enterprises, Inc.†#	64,236	137,465
Palm Harbor Homes, Inc.#	8,334	75,006
Skyline Corp.#	5,746	131,411
Winnebago Industries, Inc.#	24,478	277,825

		1,132,390

Building-Residential/Commercial - 0.3%

Amrep Corp.†#	1,454	78,516
Beazer Homes USA, Inc.#	33,049	230,021
Brookfield Homes Corp.†#	7,883	101,139
Hovnanian Enterprises, Inc., Class A#	39,070	278,960
M/I Homes, Inc.†#	11,808	211,481
Meritage Homes Corp.#	25,849	605,383
Ryland Group, Inc.	35,693	827,364
Standard-Pacific Corp.†#	61,430	196,576

		2,529,440

Cable TV - 0.1%

Charter Communications, Inc., Class A†#	343,582	360,761
Mediacom Communications Corp., Class A†#	33,149	278,452
Outdoor Channel Holdings, Inc.†	13,551	108,272

		747,485

Capacitors - 0.0%

KEMET Corp.†#	70,749	114,613

Casino Hotels - 0.1%

Ameristar Casinos, Inc.†#	21,398	353,923
Monarch Casino & Resort, Inc.†#	9,655	129,281
Riviera Holdings Corp.†#	8,486	98,098

		581,302

Casino Services - 0.2%

Bally Technologies, Inc.†	46,080	1,577,318
Elixir Gaming Technologies, Inc.†#	57,035	23,955
Shuffle Master, Inc.†	44,563	223,706

		1,824,979

Cellular Telecom - 0.2%

Centennial Communications Corp.†	56,731	432,290
iPCS, Inc.†(1)(4)	14,451	289,020
Syniverse Holdings, Inc.	43,218	716,987
Virgin Mobile USA, Inc.	25,569	67,246

		1,505,543

Chemicals-Diversified - 0.6%

Aceto Corp.†	20,587	175,813
Innophos Holdings, Inc.†#	8,797	329,799
Innospec, Inc.	19,698	309,062
Olin Corp.†	62,963	1,694,334
Rockwood Holdings, Inc.	35,115	1,329,103
ShengdaTech, Inc.†#	25,385	241,157
Solutia, Inc.†	79,512	1,335,802
Westlake Chemical Corp.#	16,144	306,413

		5,721,483

Chemicals-Fibers - 0.0%

Zoltek Cos., Inc.†#	23,179	394,738

Chemicals-Other - 0.0%

American Vanguard Corp.#	15,903	236,001

Chemicals-Plastics - 0.2%

A. Schulman, Inc.†	22,825	552,821
Landec Corp.†	19,540	183,481
PolyOne Corp.†	78,570	645,060
Spartech Corp.	25,742	271,063

		1,652,425

Chemicals-Specialty - 1.2%

Arch Chemicals, Inc.†	20,940	768,498
Balchem Corp.	15,261	416,473
Ferro Corp.	36,820	811,513
H.B. Fuller Co.	40,796	1,063,552
Hercules, Inc.	95,282	2,053,327
ICO, Inc.#	23,332	135,092
Minerals Technologies, Inc.†	15,911	1,045,035
NewMarket Corp.†#	11,346	770,847
OM Group, Inc.#	25,723	954,323
Penford Corp.†#	9,461	157,147
Quaker Chemical Corp.	8,650	256,040
Sensient Technologies Corp.†	40,481	1,182,450
Stepan Co.†#	5,339	314,093
Symyx Technologies, Inc.#	28,329	313,035
WR Grace & Co.†	60,742	1,596,907
Zep, Inc.†	17,611	345,000

		12,183,332

Circuit Boards - 0.1%

Multi-Fineline Electronix, Inc.#	7,310	124,708
Park Electrochemical Corp.	17,140	480,263
TTM Technologies, Inc.†	35,950	430,681

		1,035,652

Coal - 0.2%

International Coal Group, Inc.#	107,129	1,095,930
James River Coal Co.#	21,333	899,613
National Coal Corp.	23,233	193,298
Westmoreland Coal Co.#	8,002	161,480

		2,350,321

Coffee - 0.1%

Farmer Brothers Co.†#	5,687	148,203
Green Mountain Coffee Roasters, Inc.#	14,493	528,849
Peet’s Coffee & Tea, Inc.#	11,765	308,714

		985,766

Collectibles - 0.0%

RC2 Corp.	14,661	369,017

Commerce - 0.0%

i2 Technologies, Inc.†#	13,193	190,111

Commercial Services - 0.8%

Arbitron, Inc.†#	22,975	1,101,881
CoStar Group, Inc.†#	16,450	868,725

DynCorp International, Inc., Class A	20,838	329,032
ExlService Holdings, Inc.#	11,951	130,266
First Advantage Corp., Class A†#	8,659	144,865
Healthcare Services Group#	36,243	706,014
HMS Holdings Corp.†	21,051	521,854
ICT Group, Inc.†	7,371	59,705
Live Nation, Inc.†#	63,826	1,024,407
National Resh Corp.†#	1,440	46,080
PeopleSupport, Inc.	16,047	194,971
PHH Corp.†	45,603	695,446
Pre-Paid Legal Services, Inc.†#	6,730	300,427
Standard Parking Corp.	7,323	159,861
Steiner Leisure, Ltd.†	13,694	484,768
Team, Inc.	15,548	592,534
TeleTech Holdings, Inc.	32,909	507,457
The Providence Service Corp.†#	10,267	131,520

		7,999,813

Commercial Services-Finance - 0.9%

Advance America Cash Advance Centers, Inc.†	35,247	173,415
Bankrate, Inc.†#	10,722	345,892
Cardtronics, Inc.†	10,129	79,209
CBIZ, Inc.#	37,692	320,382
Coinstar, Inc.†	23,525	774,443
Deluxe Corp.†	43,379	716,187
Dollar Financial Corp.†#	20,412	373,131
Euronet Worldwide, Inc.†#	39,694	745,850
Global Cash Access Holdings, Inc.†	33,790	202,402
Heartland Payment Systems, Inc.#	20,558	463,789
Interactive Data Corp.†	30,817	927,592
Jackson Hewitt Tax Service, Inc.†	23,945	411,136
Net 1 UEPS Technologies, Inc.	37,875	1,015,808
PRG-Schultz International, Inc.	12,627	148,872
Riskmetrics Group, Inc.†#	18,096	401,912
TNS, Inc.	20,606	471,877
Wright Express Corp.	32,684	972,349

		8,544,246

Communications Software - 0.1%

Digi International, Inc.†	21,711	256,407
DivX, Inc.†	22,695	208,340
Seachange International, Inc.	26,002	223,097
Smith Micro Software, Inc.†#	25,620	193,944

		881,788

Computer Aided Design - 0.2%

MSC.Software Corp.†	37,851	491,306
Parametric Technology Corp.	96,995	1,947,660

		2,438,966

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.†#	12,688	159,108
Trident Microsystems, Inc.†	51,383	161,856

		320,964

Computer Services - 0.9%

3PAR, Inc.†	22,935	252,285
CACI International, Inc., Class A†	25,367	1,284,838
CIBER, Inc.†	45,164	353,634
COMSYS IT Partners, Inc.†	12,257	145,123
Furmanite Corp.†	30,679	365,387
iGate Corp.†	18,428	207,315
IKON Office Solutions, Inc.	68,219	1,180,871
Insight Enterprises, Inc.	39,487	657,064
Manhattan Associates, Inc.†	20,757	508,754
Ness Technologies, Inc.†	33,032	411,579
Perot Systems Corp., Class A	72,845	1,296,641
SI International, Inc.#	11,178	349,089
SRA International, Inc.	35,818	841,006
SYKES Enterprises, Inc.†	27,784	559,570
Syntel, Inc.†#	10,862	359,206
Virtusa Corp.†#	7,422	54,255

		8,826,617

Computer Software - 0.3%

Accelrys, Inc.	22,569	115,779
Avid Technology, Inc.†#	25,406	590,436
Blackbaud, Inc.	37,669	760,537
Double-Take Software, Inc.	14,549	190,737
Guidance Software, Inc.	7,849	49,998
Omniture, Inc.#	52,546	936,370
Phoenix Technologies, Ltd.†	23,175	255,852

		2,899,709

Computers - 0.1%

Palm, Inc.#	90,304	768,487
Rackable Systems, Inc.†	24,963	258,617

		1,027,104

Computers-Integrated Systems - 0.8%

3D Systems Corp.†#	15,018	183,520
Agilysys, Inc.#	19,122	248,777
Cray, Inc.	27,756	155,711
Echelon Corp.†#	24,977	324,951
Integral Systems, Inc†#	7,135	321,004
Jack Henry & Associates, Inc.	63,007	1,262,030
Maxwell Technologies, Inc.#	15,365	189,911
Mercury Computer Systems, Inc.†	19,161	177,239
MICROS Systems, Inc.	68,602	2,114,314
MTS Systems Corp.†	14,773	612,784
NCI, Inc.†	5,477	146,784
NetScout Systems, Inc.†	24,812	369,699
Radiant Systems, Inc.	23,290	212,405
Radisys Corp.†#	18,895	209,168
Riverbed Technology, Inc.	47,235	803,467
Stratasys, Inc.†#	17,381	289,567
Super Micro Computer, Inc.#	18,628	185,721

		7,807,052

Computers-Memory Devices - 0.3%

Data Domain, Inc.†#	27,827	637,238
Hutchinson Technology, Inc.†#	19,861	287,786
Imation Corp.†#	25,155	534,292
Isilon Systems, Inc.†#	20,736	104,924
Netezza Corp†#	33,217	448,430
Quantum Corp.	173,105	306,396
Silicon Storage Technology, Inc.	70,424	230,286
Smart Modular Technologies (WWH), Inc.#	37,320	116,812

STEC, Inc.†#	25,857	261,931

		2,928,095

Computers-Periphery Equipment - 0.2%

Compellent Technologies Inc	11,892	154,001
Electronics for Imaging, Inc.†	44,790	743,066
Immersion Corp.#	25,727	171,085
Rimage Corp.†	8,120	129,433
Synaptics, Inc.†#	19,091	999,223

		2,196,808

Computers-Voice Recognition - 0.0%

Intervoice, Inc.	32,881	270,282

Consulting Services - 0.8%

BearingPoint, Inc.#	183,551	209,248
China Direct, Inc.†	5,745	41,364
CRA International, Inc.†#	9,276	370,020
Forrester Research, Inc.†	13,085	452,610
Gartner, Inc.†	49,865	1,316,935
Hackett Group, Inc.	34,681	221,958
Hill International, Inc.	19,726	379,725
Huron Consulting Group, Inc.†#	17,479	1,127,046
ICF International, Inc.†	5,597	103,377
LECG Corp.†	21,532	175,486
MAXIMUS, Inc.†	15,708	581,196
Navigant Consulting, Inc.†#	40,686	704,275
The Advisory Board Co.†	14,586	450,853
Watson Wyatt Worldwide, Inc., Class A†	35,939	2,105,666

		8,239,759

Consumer Products-Misc. - 0.5%

American Greetings Corp., Class A†	41,138	661,499
Blyth, Inc.†	20,573	325,259
Central Garden and Pet Co. Class A	54,223	287,382
CSS Industries, Inc.†	6,594	175,730
Helen of Troy, Ltd.	25,438	611,784
Prestige Brands Holdings, Inc.†	28,431	270,095
Russ Berrie & Co., Inc.	14,121	107,178
Spectrum Brands, Inc.#	33,737	57,353
Tupperware Brands Corp.†	52,210	1,864,941
WD-40 Co.†	13,837	482,773

		4,843,994

Containers-Metal/Glass - 0.1%

Bway Holding Co.	6,300	80,010
Silgan Holdings, Inc.†	21,238	1,111,597

		1,191,607

Containers-Paper/Plastic - 0.2%

AEP Industries, Inc.†#	4,563	85,009
Graphic Packaging Holding Co.†#	121,726	346,919
Rock-Tenn Co., Class A	32,107	1,177,685

		1,609,613

Cosmetics & Toiletries - 0.2%

Chattem, Inc.#	14,473	1,014,847
Columbia Laboratories, Inc.†#	39,433	143,931
Elizabeth Arden, Inc.†#	20,564	420,739
Inter Parfums, Inc.†#	11,839	167,995

		1,747,512

Data Processing/Management - 0.4%

Acxiom Corp.	51,456	743,539
Commvault Systems, Inc.†	36,013	607,179
CSG Systems International, Inc.†	29,419	556,019
Fair Isaac Corp.†	40,958	946,130
FalconStor Software, Inc.†#	32,150	241,768
Infogroup, Inc.	27,845	183,777
Pegasystems, Inc.†	12,147	178,075
Schawk, Inc.†	12,683	199,884

		3,656,371

Decision Support Software - 0.2%

DemandTec, Inc.†	16,534	171,458
Interactive Intelligence, Inc.†#	11,699	117,341
QAD, Inc.	10,479	68,952
SPSS, Inc.†	15,034	474,774
Wind River Systems, Inc.†	60,651	670,193

		1,502,718

Dental Supplies & Equipment - 0.1%

Align Technology, Inc.†#	52,214	680,871
Sirona Dental Systems, Inc.†#	14,217	390,825

		1,071,696

Diagnostic Equipment - 0.4%

Affymetrix, Inc.#	58,473	501,698
Cepheid, Inc.	47,951	891,889
Hansen Medical, Inc.†#	14,363	181,405
Immucor, Inc.†	58,996	1,900,261

		3,475,253

Diagnostic Kits - 0.2%

Inverness Medical Innovations, Inc.	1,387	338,428
Meridian Bioscience, Inc.†	33,826	961,335
OraSure Technologies, Inc.#	39,462	196,915
Quidel Corp.†	23,728	463,883

		1,960,561

Direct Marketing - 0.0%

Harte-Hanks, Inc.†	30,915	381,800

Disposable Medical Products - 0.1%

ICU Medical, Inc.†	9,302	282,502
Medical Action Industries, Inc.†	11,889	156,578
Merit Medical Systems, Inc.†	23,249	450,101

		889,181

Distribution/Wholesale - 0.9%

Beacon Roofing Supply, Inc.†#	37,301	607,260
Bmp Sunstone Corp.†#	19,494	108,387
Brightpoint, Inc.†	41,994	361,568
Chindex International, Inc.	9,302	108,926
Core-Mark Holding Co., Inc.†#	7,925	233,788
FGX International Holdings	11,570	150,526
Fossil, Inc.†#	38,208	1,143,183
Houston Wire & Cable Co.†#	14,987	252,681
MWI Veterinary Supply, Inc.†#	8,638	340,251
Owens & Minor, Inc.†	34,635	1,597,366
Pool Corp.#	40,278	977,144

Scansource, Inc.#	22,133	665,982
School Specialty, Inc.†#	15,829	482,785
Titan Machinery, Inc.†#	6,163	160,361
United Stationers, Inc.	19,711	977,271
Watsco, Inc.#	19,678	1,007,317

		9,174,796

Diversified Financial Services - 0.0%

Doral Financial Corp.†#	4,533	58,702

Diversified Manufacturing Operations - 1.4%

A.O. Smith Corp.	16,809	692,026
Actuant Corp., Class A	47,056	1,484,617
Acuity Brands, Inc.†#	34,202	1,488,129
Ameron International Corp.†	7,722	902,393
AZZ, Inc.†	10,217	443,929
Barnes Group, Inc.†#	40,289	971,771
Blount International, Inc.†	32,131	405,493
Colfax Corp.†#	18,163	446,628
EnPro Industries, Inc.†	17,020	717,393
ESCO Technologies, Inc.	21,852	1,040,374
Federal Signal Corp.	40,431	648,109
GenTek, Inc.†#	7,553	218,886
Griffon Corp.#	22,548	276,213
Koppers Holdings, Inc.†	17,549	803,920
LSB Industries, Inc.†	14,633	353,240
Lydall, Inc.†	13,972	163,333
Matthews International Corp., Class A	26,271	1,320,380
Park-Ohio Holdings Corp.	6,881	134,248
Raven Industries, Inc.#	13,474	609,429
Standex International Corp.†	10,523	263,075
Tredegar Corp.†	20,281	401,564

		13,785,150

Diversified Minerals - 0.1%

AMCOL International Corp.†#	21,725	792,093
General Moly Inc#	52,837	360,348
United States Lime & Minerals, Inc.†	1,502	58,248

		1,210,689

Diversified Operations - 0.0%

Resource America, Inc., Class A†#	8,268	102,110

Diversified Operations/Commercial Services - 0.2%

Chemed Corp.	19,988	874,275
Compass Diversified Trust†#	20,075	257,763
Viad Corp.†	17,442	545,586
Volt Information Sciences, Inc.	10,647	149,271

		1,826,895

Drug Delivery Systems - 0.2%

Alkermes, Inc.†	80,489	1,076,138
Depomed, Inc.†	40,456	176,793
I-Flow Corp.†#	18,198	178,522
Nektar Therapeutics†#	77,836	309,009
Noven Pharmaceuticals, Inc.#	20,911	258,251

		1,998,713

E-Commerce/Products - 0.3%

1-800-FLOWERS.COM, Inc., Class A	21,998	135,068
Bidz, Inc.#	4,878	42,536
Blue Nile, Inc.†#	11,239	467,879
drugstore.com, Inc.†	70,379	167,502
Mercadolibre, Inc.†#	21,459	662,439
NutriSystem, Inc.†#	25,730	511,255
Overstock.com, Inc.†#	12,984	274,482
Shutterfly, Inc.†	16,572	154,120
Stamps.com, Inc.†#	12,256	168,275

		2,583,556

E-Commerce/Services - 0.2%

Global Sources, Ltd.#	14,280	152,368
Internet Brands Inc Cl A Common†#	18,675	130,538
Move, Inc.#	108,088	291,837
NetFlix, Inc.†#	33,983	1,048,036
Orbitz Worldwide, Inc.†#	30,828	190,209

		1,812,988

E-Marketing/Info - 0.3%

Comscore Inc†	15,141	308,876
Constant Contact, Inc.†#	17,118	292,718
Digital River, Inc.†	31,270	1,368,063
Liquidity Services, Inc.#	12,319	135,016
ValueClick, Inc.†	72,949	940,313

		3,044,986

E-Services/Consulting - 0.2%

GSI Commerce, Inc.	19,779	318,046
Keynote Systems, Inc.†#	11,636	163,137
Perficient, Inc.†#	26,931	213,832
Sapient Corp.	73,955	685,563
Websense, Inc.	38,018	860,728

		2,241,306

Educational Software - 0.1%

Blackboard, Inc.†	26,056	1,041,198
Renaissance Learning, Inc.†#	8,088	102,637

		1,143,835

Electric Products-Misc. - 0.3%

GrafTech International, Ltd.†	100,686	2,045,939
Graham Corp.	4,179	390,319
Harbin Electric, Inc.†#	6,282	98,565
Littelfuse, Inc.†	18,254	647,652

		3,182,475

Electric-Distribution - 0.0%

EnerNOC, Inc.†#	8,145	125,596

Electric-Integrated - 1.7%

Allete, Inc.†	22,056	931,204
Avista Corp.†	44,688	996,542
Black Hills Corp.†	32,351	1,093,787
Central Vermont Public Service Corp.†	8,703	211,483
CH Energy Group, Inc.#	13,287	528,823
Cleco Corp.†	50,706	1,278,298
El Paso Electric Co.†	37,713	802,910
IDACORP, Inc.†#	38,105	1,135,529
MGE Energy, Inc.†#	18,603	630,642
Northwestern Corp.†	32,829	863,403

Otter Tail Corp.#	25,318	1,005,378
Pike Electric Corp.	14,244	268,499
PNM Resources, Inc.†#	64,802	764,016
Portland General Electric Co.†	52,675	1,349,534
The Empire District Electric Co.†#	28,428	599,831
U S Geothermal, Inc.#	52,237	118,056
UIL Holdings Corp.†#	21,239	692,391
Unisource Energy Corp.	28,996	931,641
Westar Energy, Inc.†	88,308	2,000,176

		16,202,143

Electric-Transmission - 0.2%

ITC Holdings Corp.	41,630	2,331,696

Electronic Components-Misc. - 0.7%

Bel Fuse, Inc., Class B	9,984	277,954
Benchmark Electronics, Inc.	56,824	937,028
CTS Corp.	28,334	375,142
Daktronics, Inc.†	27,619	484,161
LaBarge, Inc.†	10,273	151,732
Methode Electronics, Inc.†	32,004	351,724
Microvision, Inc.†#	57,298	148,975
NVE Corp.†	3,908	121,226
OSI Systems, Inc.	13,251	307,556
Plexus Corp.†	33,619	942,341
Rogers Corp.	15,103	604,271
Sanmina-SCI Corp.†	447,177	1,050,866
Stoneridge, Inc.†#	12,322	156,489
Technitrol, Inc.	34,474	545,034

		6,454,499

Electronic Components-Semiconductors - 1.5%

Actel Corp.	21,297	293,473
Advanced Analogic Technologies, Inc.	38,445	175,694
Amkor Technology, Inc.†#	91,817	689,546
Applied Micro Circuits Corp.†	54,577	434,433
Authentec, Inc.†#	21,100	171,437
Bookham, Inc.†#	84,859	143,412
Cavium Network, Inc.†#	25,506	435,897
Ceva, Inc.†#	16,959	161,110
Diodes, Inc.†#	24,373	579,834
DSP Group, Inc.	20,468	158,627
Emcore Corp#	61,800	382,542
Entropic Communications, Inc.	7,761	15,522
IXYS Corp.†	20,401	259,705
Kopin Corp.†	58,104	173,150
Lattice Semiconductor Corp.	97,005	226,992
Macrovision Solutions Corp.†#	69,453	1,077,910
Microsemi Corp.	66,234	1,821,435
Microtune, Inc.†	45,733	169,669
MIPS Technologies, Inc.†	37,308	148,486
Monolithic Power Systems, Inc.	21,980	535,652
Netlogic Microsystems, Inc.†#	14,400	500,112
OmniVision Technologies, Inc.†	42,999	502,228
PLX Technology, Inc.†#	23,709	134,904
PMC - Sierra, Inc.†#	184,218	1,657,962
Rubicon Technology Inc Com†#	11,159	136,363
Semtech Corp.†	52,001	769,095
Silicon Image, Inc.†#	61,750	427,927
SiRF Technology Holdings, Inc.†#	51,088	94,513
Skyworks Solutions, Inc.†	137,301	1,331,820
Spansion, Inc. Class A#	107,435	241,729
Supertex, Inc.†#	9,347	277,606
Volterra Semiconductor Corp.†	21,351	335,638
Zoran Corp.	43,630	388,307

		14,852,730

Electronic Design Automation - 0.1%

Cogo Group, Inc.#	21,695	119,539
Magma Design Automation, Inc.†#	37,072	188,326
Mentor Graphics Corp.	76,453	932,727

		1,240,592

Electronic Measurement Instruments - 0.3%

Analogic Corp.	11,283	763,859
Axsys Technologies, Inc.†	7,355	499,625
Badger Meter, Inc.#	12,283	565,509
FARO Technologies, Inc.†#	14,049	331,837
Measurement Specialties, Inc.†	12,153	217,296
Zygo Corp.	12,870	134,878

		2,513,004

Electronic Security Devices - 0.1%

American Science and Engineering, Inc.#	7,649	510,953
Icx Technologies Inc Com†#	11,540	94,974
Taser International, Inc.#	52,716	342,654

		948,581

Energy-Alternate Sources - 0.3%

Akeena Solar, Inc.#	17,600	74,096
Ascent Solar Technologies, Inc.†#	6,283	57,552
Aventine Renewable Energy Holdings, Inc.#	24,677	157,933
Clean Energy Fuels Corp.†#	18,358	316,492
Comverge, Inc.#	18,379	120,934
Ener1, Inc.†#	30,258	225,725
Evergreen Energy, Inc.†#	71,281	128,306
FuelCell Energy, Inc.†#	57,770	400,924
Greenhunter Energy, Inc.#	3,617	57,149
Headwaters, Inc.#	35,373	544,390
Pacific Ethanol, Inc.#	37,245	76,725
Plug Power, Inc.#	67,485	182,884
Quantum Fuel Systems Technologies Worldwide, Inc.	69,507	122,332
Verasun Energy Corp.†#	86,420	497,779

		2,963,221

Engineering/R&D Services - 0.3%

EMCOR Group, Inc.	57,163	1,947,544
ENGlobal Corp.	22,798	394,633
Michael Baker Corp.	6,159	213,225
Stanley, Inc.	7,439	253,372
Vse Corp.	3,375	123,761

		2,932,535

Engines-Internal Combustion - 0.1%

Briggs & Stratton Corp.#	41,745	626,175

Enterprise Software/Service - 1.4%

Advent Software, Inc.#	14,048	649,720

American Software, Inc., Class A	18,976	112,718
Ariba, Inc.	72,010	1,060,707
Concur Technologies, Inc.#	36,299	1,595,341
Epicor Software Corp.†	49,966	426,210
Informatica Corp.	74,554	1,257,726
JDA Software Group, Inc.	21,676	395,154
Lawson Software, Inc.†	106,237	859,457
ManTech International Corp., Class A	17,289	1,018,149
MedAssets, Inc.	15,385	273,545
MicroStrategy, Inc., Class A†	7,615	488,579
Omnicell, Inc.	26,169	401,694
Opnet Technologies, Inc.#	11,100	147,075
PROS Holdings, Inc.†	10,836	104,459
RightNow Technologies, Inc.#	23,417	351,021
Sybase, Inc.	66,779	2,297,865
SYNNEX Corp.†#	14,656	336,942
Taleo Corp., Class A†	21,916	530,586
The Ultimate Software Group, Inc.†	20,724	581,101
Tyler Technologies, Inc.†	32,020	519,044

		13,407,093

Entertainment Software - 0.3%

Midway Games, Inc.#	9,680	21,974
Take-Two Interactive Software, Inc.	64,748	1,623,232
THQ, Inc.#	56,148	860,187

		2,505,393

Environmental Consulting & Engineering - 0.1%

Tetra Tech, Inc.†	49,570	1,416,711

Environmental Monitoring & Detection - 0.1%

Met-Pro Corp.†#	12,668	184,700
Mine Safety Appliances Co.†#	26,119	948,903

		1,133,603

Filtration/Separation Products - 0.3%

CLARCOR, Inc.†	42,532	1,698,303
Flanders Corp.#	13,544	94,943
PMFG, Inc.†#	10,924	292,326
Polypore International, Inc.†	13,420	368,111

		2,453,683

Finance-Auto Loans - 0.0%

Credit Acceptance Corp.†#	5,008	83,834

Finance-Commercial - 0.0%

Newstar Financial, Inc.†#	20,148	177,302

Finance-Consumer Loans - 0.2%

Encore Capital Group, Inc.	11,525	146,368
Nelnet, Inc., Class A#	14,732	231,587
Ocwen Financial Corp.#	29,999	209,093
Portfolio Recovery Associates, Inc.#	12,790	544,087
The First Marblehead Corp.†#	58,217	239,854
World Acceptance Corp.†#	13,773	537,422

		1,908,411

Finance-Credit Card - 0.0%

Advanta Corp., Class B	32,254	246,098
CompuCredit Corp.†#	13,565	70,402

		316,500

Finance-Investment Banker/Broker - 0.9%

Broadpoint Securities Group, Inc.†#	20,355	68,189
Diamond Hill Investment Group, Inc.†#	1,733	157,599
Duff + Phelps Corp., Class A†	8,929	183,848
Evercore Partners, Inc., Class A#	8,300	110,058
FBR Capital Markets Corp.†#	23,467	113,815
Friedman Billings Ramsey Group, Inc., Class A†#	124,552	227,930
Greenhill & Co., Inc.†#	14,591	964,465
Interactive Brokers Group, Inc., Class A#	34,202	933,715
International Assets Hldg Corp.†	3,556	100,990
KBW, Inc.†#	22,032	650,825
Knight Capital Group, Inc., Class A	79,148	1,364,512
LaBranche & Co., Inc.†#	43,082	277,017
Ladenburg Thalmann Financial Services, Inc.†#	85,923	177,861
optionsXpress Holdings, Inc.	35,663	822,745
Penson Worldwide, Inc.†	14,160	238,596
Piper Jaffray Cos., Inc.†	15,778	599,722
Sanders Morris Harris Group, Inc.#	16,391	172,105
Stifel Financial Corp.†#	19,825	810,248
SWS Group, Inc.†#	20,503	413,751
Thomas Weisel Partners Group, Inc.#	16,345	100,031
TradeStation Group, Inc.†	27,068	271,763

		8,759,785

Finance-Leasing Companies - 0.1%

Financial Federal Corp.†#	21,452	535,656

Finance-Mortgage Loan/Banker - 0.0%

Federal Agricultural Mtg. Corp., Class C†#	7,986	233,990

Finance-Other Services - 0.2%

Asset Acceptance Capital Corp.†#	12,565	136,205
BGC Parnters, Inc., Class A†	28,289	186,425
FCStone Group, Inc.†#	19,119	399,778
GFI Group, Inc.†	55,672	645,795
MarketAxess Holdings, Inc.†#	26,102	262,325

		1,630,528

Financial Guarantee Insurance - 0.3%

Ambac Financial Group, Inc.†#	241,618	1,729,985
Assured Guaranty, Ltd.†#	46,983	763,944
PMI Group, Inc.†#	68,411	245,595
Primus Guaranty, Ltd.†#	19,619	98,095
Radian Group, Inc.†#	67,750	259,482

		3,097,101

Firearms & Ammunition - 0.0%

Smith & Wesson Holding Corp.†#	31,632	179,353

Fisheries - 0.0%

HQ Sustainable Martitime Industries, Inc.†#	5,617	40,049

Food-Baking - 0.2%

Flowers Foods, Inc.†	65,124	1,721,879

Food-Canned - 0.1%

Treehouse Foods, Inc.†	26,285	729,672

Food-Confectionery - 0.1%

Tootsie Roll Industries, Inc.#	20,038	570,682

Food-Dairy Products - 0.0%

American Dairy, Inc.#	5,982	59,880
Lifeway Foods, Inc.#	4,066	46,027

		105,907

Food-Misc. - 0.7%

B + G Foods, Inc.†	16,930	136,456
Cal-Maine Foods, Inc.#	10,925	431,428
Calavo Growers, Inc.#	8,735	106,130
Chiquita Brands International, Inc.†#	36,471	535,394
Diamond Foods, Inc.	13,522	340,349
Hain Celestial Group, Inc.†#	34,132	887,091
J & J Snack Foods Corp.†	11,924	401,720
Lancaster Colony Corp.†	16,980	590,564
Lance, Inc.†#	22,777	466,701
M&F Worldwide Corp.†#	9,780	430,516
Ralcorp Holdings, Inc.†	21,685	1,331,459
Seaboard Corp.†#	284	368,348
Smart Balance, Inc.†	52,758	337,651
Zhongpin, Inc.#	15,537	194,057

		6,557,864

Food-Retail - 0.3%

Arden Group, Inc., Class A†#	966	161,081
Great Atlantic & Pacific Tea Co., Inc.#	29,708	484,835
Ingles Markets, Inc., Class A†	10,592	261,728
Ruddick Corp.	35,454	1,128,855
Village Super Market, Class A	2,690	120,862
Weis Markets, Inc.†	9,290	351,626
Winn-Dixie Stores, Inc.	45,546	643,110

		3,152,097

Food-Wholesale/Distribution - 0.2%

Fresh Del Monte Produce, Inc.†	35,325	819,893
Nash Finch Co.#	10,727	436,804
Spartan Stores, Inc.†	18,428	419,053
United Natural Foods, Inc.#	36,115	694,130

		2,369,880

Footwear & Related Apparel - 0.5%

CROCS, Inc.†#	70,100	290,915
Deckers Outdoor Corp.†	10,983	1,248,657
Iconix Brand Group, Inc.†#	48,564	627,933
Skechers USA, Inc., Class A†	27,651	528,687
Steven Madden, Ltd.	14,869	373,955
Timberland Co., Class A†	40,261	678,801
Weyco Group, Inc.#	6,105	194,078
Wolverine World Wide, Inc.†	41,915	1,103,622

		5,046,648

Forestry - 0.1%

Deltic Timber Corp.†#	8,858	542,730

Funeral Services & Related Items - 0.1%

Stewart Enterprises, Inc., Class A†#	70,441	659,328

Gambling (Non-Hotel) - 0.1%

Dover Downs Gaming & Entertainment, Inc.#	11,758	94,182
Isle of Capri Casinos, Inc.†#	13,300	95,228
Pinnacle Entertainment, Inc.#	50,503	560,078

		749,488

Gas-Distribution - 1.1%

Chesapeake Utilities Corp.	5,736	173,686
EnergySouth, Inc.†#	6,147	376,504
Laclede Group, Inc.†	18,383	825,948
New Jersey Resources Corp.†	35,318	1,277,805
Nicor, Inc.†#	38,023	1,744,875
Northwest Natural Gas Co.†	22,251	1,084,291
Piedmont Natural Gas, Inc.#	61,836	1,783,969
South Jersey Industries, Inc.†	25,043	893,284
Southwest Gas Corp.†	36,455	1,106,409
WGL Holdings, Inc.†	41,669	1,341,742

		10,608,513

Gold Mining - 0.1%

Royal Gold, Inc.†#	24,630	854,907

Golf - 0.1%

Callaway Golf Co.†	55,827	758,131

Hazardous Waste Disposal - 0.2%

American Ecology Corp.†	13,709	444,994
Clean Harbors, Inc.†	16,643	1,350,413
Energy Solutions, Inc.†	27,968	516,569

		2,311,976

Health Care Cost Containment - 0.0%

Corvel Corp.†	6,753	196,580

Heart Monitors - 0.0%

Cardiac Science Corp.	16,381	167,905

Home Furnishings - 0.3%

American Woodmark Corp.†#	8,911	211,725
Ethan Allen Interiors, Inc.#	20,732	562,666
Furniture Brands International, Inc.†#	34,999	313,241
Hooker Furniture Corp.†#	8,259	139,082
Kimball International, Inc., Class B	26,890	283,152
La-Z-Boy, Inc.#	43,312	327,872
Sealy Corp.†#	37,247	249,182
Tempur-Pedic International, Inc.†#	62,902	711,422

		2,798,342

Hotels/Motels - 0.2%

Gaylord Entertainment Co.†#	34,407	1,192,203
Lodgian, Inc.	13,661	115,572
Marcus Corp.†	17,053	292,971
Morgans Hotel Group Co.#	22,734	388,751

		1,989,497

Housewares - 0.0%

Libbey, Inc.	12,304	114,427

Human Resources - 0.8%

Administaff, Inc.†#	18,154	497,420
AMN Healthcare Services, Inc.†	28,499	541,481
CDI Corp.†	11,222	281,672
Cross Country Healthcare, Inc.	25,823	404,646
Emergency Medical Services Corp., Class A†#	7,853	261,348
Gevity HR, Inc.	19,637	162,005
Heidrick & Struggles International, Inc.#	14,479	439,582
Hudson Highland Group, Inc.†	21,091	194,248
Kelly Services, Inc., Class A†	22,102	427,453
Kenexa Corp.†	18,978	438,961
Kforce, Inc.	25,817	275,726
Korn/Ferry International	39,075	694,754
MPS Group, Inc.	79,435	915,091
On Assignment, Inc.†	29,831	281,903
Resources Connection, Inc.	38,327	926,747
Spherion Corp.	46,211	239,373
Successfactors, Inc.†	20,487	225,357
TrueBlue, Inc.	37,333	619,354

		7,827,121

Identification Systems - 0.4%

Brady Corp., Class A	42,302	1,552,906
Checkpoint Systems, Inc.	33,409	711,278
Cogent, Inc.†#	34,597	380,567
L-1 Identity Solutions, Inc.#	54,833	903,648

		3,548,399

Independent Power Producers - 0.1%

Ormat Technologies, Inc.#	15,080	756,111
Synthesis Energy Systems, Inc.†#	21,353	143,706

		899,817

Industrial Audio & Video Products - 0.1%

China Securities & Surveillance Technologies, Inc.†#	23,832	425,401
Sonic Solutions†#	18,668	86,806

		512,207

Industrial Automated/Robotic - 0.4%

Cognex Corp.	35,292	713,957
Gerber Scientific, Inc.	19,938	177,847
Hurco Cos., Inc.†#	5,405	175,284
Intermec, Inc.†#	51,850	1,041,667
iRobot Corp.†#	15,072	210,857
Nordson Corp.†	28,377	1,521,859

		3,841,471

Instruments-Controls - 0.3%

Photon Dynamics, Inc.	14,955	227,615
Watts Water Technologies, Inc., Class A#	24,595	699,236
Woodward Governor Co.	49,455	2,291,250

		3,218,101

Instruments-Scientific - 0.3%

Dionex Corp.	15,431	1,005,947
FEI Co.#	30,717	831,817
OYO Geospace Corp.#	3,433	168,423
Varian, Inc.	24,875	1,236,536

		3,242,723

Insurance Brokers - 0.2%

Crawford & Co., Class B†#	20,361	290,755
eHealth, Inc.†#	20,992	311,521
Hilb Rogal and Hobbs Co.†	30,654	1,396,290
Life Partners Holdings, Inc.#	4,991	144,539

		2,143,105

Insurance-Life/Health - 0.4%

American Equity Investment Life Holding Co.#	45,996	422,704
Delphi Financial Group, Inc., Class A†	34,806	933,845
FBL Financial Group, Inc., Class A†	10,797	247,791
Independence Holding Co.†#	5,464	71,797
Kansas City Life Insurance Co.†	3,852	183,278
National Western Life Insurance Co., Class A†	1,905	456,133
Presidential Life Corp.†	18,248	328,464
The Phoenix Cos., Inc.†	96,366	1,147,719
Universal American Corp.†#	33,128	436,296

		4,228,027

Insurance-Multi-line - 0.1%

Citizens, Inc.†#	31,463	224,016
Horace Mann Educators Corp.†	34,220	509,878
United Fire & Casualty Co.†	19,170	570,116

		1,304,010

Insurance-Property/Casualty - 1.4%

American Physicians Capital, Inc.	7,066	298,892
American Safety Insurance Holdings, Ltd.	8,932	129,067
Amerisafe, Inc.†	15,855	293,159
Amp, Inc.†	10,588	127,056
Amtrust Financial Services, Inc.†	13,340	187,560
Baldwin & Lyons, Inc., Class B†#	7,228	154,101
Castlepoint Holdings, Ltd.†#	28,169	318,873
CNA Surety Corp.†	14,090	226,426
Darwin Professional Underwriters, Inc.†	6,461	204,362
Donegal Group, Inc., Class A†	9,870	177,463
EMC Insurance Group, Inc.#	4,928	119,750
Employers Holdings, Inc.	41,630	723,529
Enstar Group, Ltd.†	4,706	552,061
First Acceptance Corp.†#	14,527	47,649
First Mercury Financial Corp.†	12,238	180,266
FPIC Insurance Group, Inc.†	6,955	359,295
Hallmark Financial Services†	4,960	45,781
Harleysville Group, Inc.†	10,994	398,752
Infinity Property & Casualty Corp.	12,895	599,618
LandAmerica Financial Group, Inc.#	13,038	223,471
Meadowbrook Insurance Group, Inc.†	47,962	321,345
National Interstate Corp.†#	5,175	100,550
Navigators Group, Inc.†	11,094	581,326
NYMAGIC, Inc.†#	3,745	81,192
PMA Capital Corp., Class A	26,763	253,981
ProAssurance Corp.†	27,003	1,455,462
Quanta Capital Holdings, Ltd.†	59,081	160,700

RLI Corp.	15,719	878,849
Safety Insurance Group, Inc.	13,697	588,971
SeaBright Insurance Holdings, Inc.†	17,856	216,772
Selective Insurance Group, Inc.†	44,904	1,083,983
State Auto Financial Corp.	11,926	368,156
Stewart Information Services Corp.	14,379	269,031
Tower Group, Inc.†#	17,016	356,485
United America Indemnity, Ltd. Class A	15,523	236,260
Zenith National Insurance Corp.	31,322	1,196,187

		13,516,381

Insurance-Reinsurance - 1.2%

Argo Group International Holdings, Ltd.	25,862	972,153
Aspen Insurance Holdings, Ltd.†	71,933	1,949,384
Flagstone Reinsurance Holdings, Ltd.	25,369	312,039
Greenlight Capital Re, Ltd. Class A#	24,265	497,432
IPC Holdings, Ltd.†	42,170	1,335,524
Maiden Holdings, Ltd.†#	41,384	269,824
Max Re Capital, Ltd.†	47,552	1,236,352
Montpelier Re Holdings, Ltd.#	78,650	1,273,343
Odyssey Re Holdings Corp.†	20,429	771,399
Platinum Underwriters Holdings, Ltd.	41,212	1,489,814
Validus Holdings, Ltd.†	54,274	1,294,978

		11,402,242

Internet Application Software - 0.5%

Art Technology Group, Inc.†	108,478	444,760
China Information Securities Tech, Inc.†	19,302	104,424
CyberSource Corp.	58,108	998,295
DealerTrack Holdings, Inc.†#	35,908	661,784
eResearch Technology, Inc.	36,409	491,157
Interwoven, Inc.†	38,359	564,645
RealNetworks, Inc.†	76,197	505,186
S1 Corp.	41,585	317,294
Vignette Corp.†	20,820	283,777
Vocus, Inc.†	13,531	482,380

		4,853,702

Internet Connectivity Services - 0.1%

Cogent Communications Group, Inc.†#	40,071	369,054
Internap Network Services Corp.†#	42,472	131,239
PC-Tel, Inc.†	16,166	163,438

		663,731

Internet Content-Entertainment - 0.0%

Limelight Networks, Inc.#	24,279	91,046

Internet Content-Information/News - 0.1%

Dice Holdings Inc†#	13,249	117,784
HSW International, Inc.†#	23,482	69,272
InfoSpace, Inc.†	28,969	338,937
Loopnet, Inc.†#	24,647	262,737
TechTarget, Inc.†	11,719	84,377
The Knot, Inc.†#	23,777	216,608
TheStreet.com, Inc.†#	15,337	108,893

		1,198,608

Internet Financial Services - 0.1%

Online Resources Corp.#	24,278	211,462
Thinkorswim Group, Inc.†#	43,841	439,725

		651,187

Internet Incubators - 0.1%

CMGI Inc.	41,282	486,715
Internet Capital Group, Inc.†	32,603	275,495
Safeguard Scientifics, Inc.#	102,377	146,399

		908,609

Internet Infrastructure Equipment - 0.1%

Avocent Corp.†	37,683	884,420

Internet Infrastructure Software - 0.2%

AsiaInfo Holdings, Inc.	29,172	383,903
Chordiant Software, Inc.	25,308	150,583
SupportSoft, Inc.†	38,975	136,023
TeleCommunication Systems, Inc., Class A†#	28,345	238,098
TIBCO Software, Inc.†	157,055	1,286,280

		2,194,887

Internet Security - 0.2%

Blue Coat Systems, Inc.†	27,899	518,921
Entrust, Inc.†	51,610	121,284
Secure Computing Corp.†	44,582	190,811
SonicWALL, Inc.†	44,928	293,829
Sourcefire, Inc.†	16,861	132,359
Vasco Data Security International, Inc.#	22,626	312,691

		1,569,895

Internet Telephone - 0.1%

Ibasis, Inc.†#	26,473	96,891
j2 Global Communications, Inc.	37,407	922,831

		1,019,722

Intimate Apparel - 0.2%

The Warnaco Group, Inc.†	38,334	1,976,884

Investment Companies - 0.6%

Ampal American Israel Class A#	16,574	78,727
Apollo Investment Corp.†#	119,801	2,120,478
Ares Capital Corp.	81,838	989,421
Blackrock Kelso Capital Corp†#	10,950	122,530
Capital Southwest Corp.#	2,565	343,813
Gladstone Capital Corp.†#	17,764	278,184
Gladstone Investment Corp.†	18,599	135,215
Harris & Harris Group, Inc.†	21,784	159,459
Hercules Technology Growth Capital, Inc.†#	27,678	288,128
Kohlberg Capital Corp.†	14,577	160,201
MCG Capital Corp.#	63,698	221,669
Medallion Financial Corp.†	12,510	129,854
MVC Capital, Inc.†	20,467	305,572
NGP Capital Resources Co.†#	18,219	296,423
Patriot Capital Funding, Inc.#	17,439	129,397
PennantPark Investment Corp.†#	17,748	141,807
Prospect Capital Corp.†#	22,129	309,806

		6,210,684

Investment Management/Advisor Services - 0.2%

Calamos Asset Management, Inc., Class A	16,942	363,067
Cohen & Steers, Inc.#	14,126	411,067
Epoch Holding Corp.#	8,499	98,503
GAMCO Investors, Inc., Class A†#	6,381	302,459
National Financial Partners Corp.#	33,277	671,197
Pzena Investment Management, Inc. Class A#	5,181	46,318
U.S. Global Investors, Inc., Class A†	10,663	150,882
Westwood Holdings Group, Inc.	4,520	217,412

		2,260,905

Lasers-System/Components - 0.4%

Coherent, Inc.	19,896	713,670
Cymer, Inc.†#	25,567	765,476
Electro Scientific Industries, Inc.†	22,838	326,355
II-VI, Inc.†	20,565	903,009
Newport Corp.	30,320	284,098
Rofin-Sinar Technologies, Inc.†	25,005	1,010,702

		4,003,310

Leisure Products - 0.2%

Brunswick Corp.†#	73,776	1,017,371
Marine Products Corp.†#	8,440	68,617
WMS Industries, Inc.†	36,962	1,241,923

		2,327,911

Lighting Products & Systems - 0.0%

Orion Energy Systems, Inc.#	7,557	45,342
Universal Display Corp.†#	24,360	345,425

		390,767

Linen Supply & Related Items - 0.1%

G&K Services, Inc., Class A	16,657	574,500
UniFirst Corp.†	12,096	520,491

		1,094,991

Machine Tools & Related Products - 0.1%

K-Tron International, Inc.#	2,039	303,383
Thermadyne Holdings Corp.#	11,267	253,507

		556,890

Machinery-Construction & Mining - 0.1%

Astec Industries, Inc.#	15,196	522,742

Machinery-Electrical - 0.4%

Baldor Electric Co.†#	38,845	1,384,436
Franklin Electric Co., Inc.†#	19,261	834,001
Regal-Beloit Corp.	27,095	1,272,110

		3,490,547

Machinery-Farming - 0.1%

Alamo Group, Inc.†	5,215	109,150
Gehl Co.#	8,748	131,832
Lindsay Corp.†#	10,038	822,213

		1,063,195

Machinery-General Industrial - 0.9%

Albany International Corp., Class A†	25,002	766,811
Altra Holdings, Inc.	22,244	400,170
Applied Industrial Technologies, Inc.†	35,629	1,037,160
Chart Industries, Inc.†	23,855	1,101,624
DXP Enterprises, Inc.†	3,021	178,390
Flow International Corp.†#	31,662	214,985
Intevac, Inc.†	18,273	186,019
Kadant, Inc.†	11,735	275,186
Middleby Corp.#	14,287	762,354
Robbins & Myers, Inc.†	23,623	1,059,492
Sauer-Danfoss, Inc.†#	9,349	306,367
Tennant Co.#	13,981	435,508
Twin Disc, Inc.	7,336	134,762
Wabtec Corp.	40,773	2,408,461

		9,267,289

Machinery-Material Handling - 0.2%

Cascade Corp.#	7,639	396,311
Columbus McKinnon Corp.	15,996	436,531
Key Technology, Inc.	4,740	135,374
NACCO, Industries, Inc., Class A†	5,001	587,818

		1,556,034

Machinery-Print Trade - 0.0%

Presstek, Inc.	23,236	124,777

Machinery-Pumps - 0.1%

Gorman-Rupp Co.#	12,085	486,179
Tecumseh Products Co., Class A†	13,730	362,335

		848,514

Machinery-Thermal Process - 0.0%

Raser Technologies, Inc.#	37,950	325,990
TurboChef Technologies, Inc.†	19,879	121,262

		447,252

Marine Services - 0.0%

Great Lakes Dredge & Dock Corp.†	33,535	251,177
Odyssey Marine Exploration, Inc.#	40,498	202,085

		453,262

Medical Imaging Systems - 0.1%

IRIS International, Inc.†	15,505	287,153
Vital Images, Inc.†#	13,329	209,265

		496,418

Medical Information Systems - 0.4%

Allscripts Healthcare Solutions, Inc.†#	48,061	689,195
Athenahealth, Inc.†	17,392	560,892
Computer Programs & Systems, Inc.†	7,779	211,044
Eclipsys Corp.#	45,792	1,021,620
Phase Forward, Inc.†	36,039	696,273
Quality Systems, Inc.#	14,745	631,381

		3,810,405

Medical Instruments - 1.1%

Abaxis, Inc.#	18,257	363,132
AngioDynamics, Inc.	20,369	334,663
ArthroCare Corp.†#	22,430	575,105
Bruker BioSciences Corp.†	42,520	656,509
CardioNet ,Inc.†	3,789	115,564
Conceptus, Inc.†#	25,444	430,004
CONMED Corp.†	24,133	771,291
CryoLife, Inc.†	23,441	369,899
Datascope Corp.†	11,080	554,000

Dexcom, Inc.#	22,098	152,034
ev3, Inc.†#	59,208	722,930
Genomic Health, Inc.†#	11,729	262,143
Kensey Nash Corp.†#	6,084	219,085
Micrus Endovascular Corp.†#	13,099	165,047
Natus Medical, Inc.†	23,221	571,236
NuVasive, Inc.	29,959	1,427,846
Spectranetics Corp.†	26,655	214,306
Stereotaxis, Inc.†#	22,995	157,976
SurModics, Inc.#	12,981	505,869
Symmetry Medical, Inc.†	29,876	514,166
Thoratec Corp.	45,887	1,222,430
Trans1, Inc.#	10,276	84,366
Vision-Sciences, Inc.†#	14,170	57,955
Volcano Corp.	39,754	730,281

		11,177,837

Medical Labs & Testing Services - 0.1%

Bio-Reference Laboratories, Inc.†#	9,716	275,254
Genoptix, Inc.	7,007	245,245
Life Sciences Research, Inc.†	7,355	260,367

		780,866

Medical Laser Systems - 0.0%

Cynosure, Inc. Class A†#	8,048	199,430
Palomar Medical Technologies, Inc.†#	15,371	222,418

		421,848

Medical Products - 1.3%

ABIOMED, Inc.†#	28,643	516,147
Accuray, Inc.†#	30,395	250,759
Alphatec Hldgs, Inc.†#	21,003	100,604
American Medical Systems Holdings, Inc.†#	61,284	1,090,855
Atrion Corp.†#	1,265	145,829
Caliper Life Sciences, Inc.	40,249	120,345
Cantel Medical Corp.	10,511	100,800
Cyberonics, Inc.†#	20,002	429,043
Exactech, Inc.	6,404	165,671
Haemonetics Corp.†	21,665	1,358,829
Hanger Orthopedic Group, Inc.	19,337	327,375
Invacare Corp.†#	27,020	687,119
Luminex Corp.†#	34,723	885,089
Mentor Corp.†#	28,438	701,850
Metabolix, Inc.#	15,985	184,307
NxStage Medical, Inc.#	21,830	82,954
Orthofix International NV	14,395	348,935
Orthovita, Inc.	55,770	170,098
PSS World Medical, Inc.†	52,169	953,128
Synovis Life Technologies, Inc.†	10,492	230,404
TomoTherapy, Inc.†#	34,486	213,468
Vital Signs, Inc.	6,774	500,260
VNUS Medical Technologies, Inc.†	10,956	242,895
West Pharmaceutical Services, Inc.†	27,233	1,329,243
Wright Medical Group, Inc.†	31,306	963,912
Zoll Medical Corp.†	17,602	612,022

		12,711,941

Medical Sterilization Products - 0.2%

STERIS Corp.†	49,315	1,813,313

Medical-Biomedical/Gene - 3.3%

Acorda Therapeutics, Inc.†#	31,199	878,252
Affymax, Inc.#	8,829	165,455
Alexion Pharmaceuticals, Inc.	64,726	2,917,848
Alnylam Pharmaceuticals, Inc.†#	29,962	888,373
AMAG Pharmaceuticals, Inc.†#	14,315	553,847
American Oriental Bioengineering, Inc.	51,988	430,461
Arena Pharmaceuticals, Inc.#	62,203	377,572
ARIAD Pharmaceuticals, Inc.#	58,499	181,932
Arqule, Inc.#	34,154	120,222
AVANT Immunotherapeutics, Inc.†#	12,574	173,898
Bio-Rad Laboratories, Inc., Class A	15,948	1,716,005
BioMimetic Therapeutics, Inc.†#	11,169	128,667
Cambrex Corp.	24,499	159,488
Celera Corp.†	67,372	943,208
Cell Genesys, Inc.†#	72,328	70,881
Clinical Data, Inc.†	8,732	144,340
Cougar Biotechnology, Inc.†#	12,561	432,601
Cytokinetics, Inc.	29,444	153,109
Dendreon Corp.†#	78,505	461,609
Discovery Laboratories, Inc.†#	81,446	162,892
Emergent Biosolutions, Inc.#	11,402	158,032
Enzo Biochem, Inc.†	27,069	350,544
Enzon Pharmaceuticals, Inc.#	37,681	341,013
Exelixis, Inc.†#	88,541	503,798
Geron Corp.†#	65,623	301,210
GTx, Inc.#	15,690	277,870
Halozyme Therapeutics, Inc.#	51,241	399,680
Human Genome Sciences, Inc.†	114,086	845,377
Idera Pharmaceuticals, Inc.†#	17,311	253,087
Immunogen, Inc.†#	42,725	229,860
Immunomedics, Inc.†#	55,042	118,891
Incyte Corp.†#	64,185	656,613
Integra LifeSciences Holdings Corp.#	14,997	727,205
InterMune, Inc.†#	26,613	504,849
Lexicon Genetics, Inc.†#	67,641	125,812
Ligand Pharmaceuticals, Inc. Class B†#	71,000	239,980
Marshall Edwards, Inc.†#	17,389	50,428
Martek Biosciences Corp.†	27,683	924,889
Maxygen, Inc.†#	21,189	104,462
Molecular Insight Pharmaceuticals, Inc.†#	14,892	127,178
Momenta Pharmaceuticals, Inc.#	20,670	296,408
Myriad Genetics, Inc.#	37,600	2,564,320
Nanosphere, Inc.#	10,861	103,723
Novavax, Inc.#	48,876	134,898
Omrix Biopharmaceuticals, Inc.†#	12,039	276,897
Optimer Pharmaceuticals, Inc.#	21,668	172,477
OSI Pharmaceuticals, Inc.	48,181	2,433,140
PDL BioPharma, Inc.†	100,500	1,213,035
Protalix BioTherapeutics, Inc.†	9,076	21,329
Regeneron Pharmaceuticals, Inc.†	52,242	1,134,696
Repligen Corp.†#	26,160	140,479
Rexahn Pharmaceuticals, Inc.†#	24,595	24,595
RTI Biologics ,Inc.†	45,263	424,567
Sangamo Biosciences, Inc.†	30,840	308,092
Seattle Genetics, Inc.#	51,018	568,851
Sequenom, Inc.†	47,665	1,083,425
Tercica, Inc.†#	14,339	128,047
The Medicines Co.†	43,809	1,067,187
United Therapeutics Corp.	18,965	2,012,755

XOMA, Ltd.†#	111,432	230,664

		32,641,023

Medical-Drugs - 1.6%

Acadia Pharmaceuticals, Inc.†#	27,805	70,903
Adolor Corp.†	38,772	126,397
Akorn, Inc.#	48,025	232,921
Amicus Therapeutics, Inc.#	4,117	57,432
Ardea Biosciences, Inc.	10,221	136,144
Array Biopharma, Inc.†#	40,042	327,143
Auxilium Pharmaceuticals, Inc.†#	34,661	1,362,524
Biodel, Inc.†#	9,047	161,670
Bioform Medical, Inc.†#	18,421	73,316
Cadence Pharmaceuticals, Inc.#	17,027	168,737
China Sky One Med, Inc.#	6,255	82,879
Cubist Pharmaceuticals, Inc.†	47,498	1,046,381
Cytori Therapeutics, Inc.#	16,777	107,205
Durect Corp.†	68,905	365,196
Idenix Pharmaceuticals, Inc.#	21,070	171,299
Indevus Pharmaceuticals, Inc.#	65,291	143,640
Javelin Pharmaceuticals. Inc.†#	41,446	115,634
Jazz Pharmaceuticals Inc†#	6,451	45,738
K-V Pharmaceutical Co., Class A#	27,741	625,559
MAP Pharmaceuticals, Inc.†#	6,581	65,152
Medicis Pharmaceutical Corp., Class A†#	47,540	984,553
Medivation, Inc.†#	21,470	532,241
Middlebrook Pharmaceuticals, Inc.†#	30,194	62,803
Opko Health, Inc.	40,423	84,484
Orexigen Therapeutics, Inc.†#	16,878	196,291
Pain Therapeutics, Inc.#	28,949	270,673
Pharmasset, Inc.#	14,169	299,533
PharMerica Corp.	25,622	606,473
Pozen, Inc.#	21,938	252,726
Progenics Pharmaceuticals, Inc.#	22,431	308,202
Rigel Pharmaceuticals, Inc.†#	30,730	727,072
Salix Pharmaceuticals, Ltd.#	40,220	273,496
Savient Pharmaceuticals, Inc.†#	45,678	1,038,261
Sciele Pharma, Inc.	26,652	513,584
Sucampo Pharmaceuticals, Inc. Class A†#	7,698	73,131
Synta Pharmaceuticals Corp.†#	14,095	124,882
Targacept, Inc.†	15,270	139,720
Valeant Pharmaceuticals International#	58,744	1,075,603
ViroPharma, Inc.†#	58,921	863,193
Vivus, Inc.#	58,155	491,410
XenoPort, Inc.	21,171	1,033,780
Zymogenetics, Inc.#	31,423	262,068

		15,700,049

Medical-Generic Drugs - 0.2%

Acura Pharmaceuticals, Inc.†#	6,874	53,686
Alpharma, Inc., Class A†#	35,181	1,255,962
Caraco Pharmaceutical Laboratories, Ltd#	9,202	148,152
Par Pharmaceutical Cos., Inc.†#	29,088	414,213

		1,872,013

Medical-HMO - 0.5%

AMERIGROUP Corp.	45,099	1,167,162
Centene Corp.	36,556	825,435
Healthspring, Inc.	41,620	826,573
Magellan Health Services, Inc.	34,106	1,485,657
Molina Healthcare, Inc.#	12,234	385,004
Triple-S Management Corp., Class B#	11,948	207,417

		4,897,248

Medical-Hospitals - 0.0%

MedCath Corp.#	13,401	285,039

Medical-Nursing Homes - 0.2%

Assisted Living Concepts, Inc. Class A	46,210	327,167
Ensign Group, Inc.#	7,006	116,580
Kindred Healthcare, Inc.†	23,594	729,762
National Healthcare Corp.†#	7,149	355,448
Skilled Healthcare Group, Inc. Class A†	14,736	235,187
Sun Healthcare Group, Inc.†	36,241	622,983

		2,387,127

Medical-Outpatient/Home Medical - 0.5%

Air Methods Corp.†#	9,038	260,927
Almost Family, Inc.#	5,362	242,416
Amedisys, Inc.†#	22,318	1,187,764
Amsurg Corp.†	26,513	718,768
Apria Healthcare Group, Inc.	36,951	730,891
Gentiva Health Services, Inc.†	21,421	596,146
LHC Group, Inc.	12,330	359,173
Odyssey HealthCare, Inc.†	27,584	268,668
Res-Care, Inc.†	20,893	401,981

		4,766,734

Metal Processors & Fabrication - 0.7%

Ampco-Pittsburgh Corp.†	6,969	302,733
CIRCOR International, Inc.†	14,175	854,185
Dynamic Materials Corp.†#	10,616	326,654
Haynes International, Inc.†#	10,032	586,471
Kaydon Corp.†#	23,313	1,299,233
Ladish Co,. Inc.†	12,264	326,958
LB Foster Co., Class A†	9,294	358,377
Mueller Industries, Inc.†	31,254	876,675
NN, Inc.†	13,356	219,306
RBC Bearings, Inc.	18,348	732,819
Sun Hydraulics Corp.†	9,819	324,911
Worthington Industries, Inc.#	54,178	953,533

		7,161,855

Metal Products-Distribution - 0.0%

A.M. Castle & Co.	13,900	279,112
Lawson Products, Inc.	3,524	106,143

		385,255

Metal-Aluminum - 0.1%

Kaiser Aluminum Corp.†	13,279	717,863

Metal-Diversified - 0.1%

Hecla Mining Co.†#	107,300	753,246

Mining - 0.0%

Allied Nevada Gold Corp.†	37,921	221,459

Miscellaneous Manufacturing - 0.1%

American Railcar Industries, Inc.†#	7,859	127,394

China Fire & Security Group, Inc.	11,791	129,465
Freightcar America, Inc.#	9,986	369,183
Movado Group, Inc.	13,403	310,816
NL Industries, Inc.†#	5,731	60,290
Reddy Ice Holdings, Inc.#	15,048	126,704
Trimas Corp.#	12,326	95,280

		1,219,132

MRI/Medical Diagnostic Imaging - 0.1%

Alliance Imaging, Inc.	21,494	249,545
Nighthawk Radiology Holdings, Inc.#	19,590	167,103
RadNet, Inc.†#	17,967	111,755
Virtual Radiologic Corp.†#	5,884	75,727

		604,130

Multilevel Direct Selling - 0.1%

Nu Skin Enterprises, Inc., Class A	41,713	698,693

Multimedia - 0.1%

Entravision Communications Corp., Class A	50,114	160,365
Journal Communications, Inc., Class A	35,556	181,691
Martha Stewart Living Omnimedia, Inc., Class A†#	21,308	173,021
Media General, Inc., Class A#	19,256	236,849

		751,926

Music - 0.0%

Steinway Musical Instruments, Inc.†#	5,776	166,984

Networking Products - 1.3%

3Com Corp.†	339,622	719,999
Acme Packet, Inc.†#	22,887	146,248
Adaptec, Inc.†	101,861	386,053
Anixter International, Inc.#	25,158	1,856,912
Atheros Communications, Inc.#	49,975	1,629,685
BigBand Networks, Inc.#	27,684	97,171
Black Box Corp.†	14,755	528,819
Extreme Networks, Inc.†	97,969	342,891
Foundry Networks, Inc.†	122,872	2,259,616
Hypercom Corp.	44,976	204,641
Infinera Corp.†#	78,160	861,323
Ixia	35,916	312,110
Netgear, Inc.	29,772	501,658
Parkervision, Inc.†#	19,357	209,056
Polycom, Inc.†	73,744	2,067,782
Starent Networks Corp.†#	25,049	344,925
Switch & Data Facilities Co., Inc.	17,284	250,272

		12,719,161

Non-Ferrous Metals - 0.2%

Brush Engineered Materials, Inc.†	17,177	503,286
Horsehead Hldg Corp†#	29,414	244,725
RTI International Metals, Inc.#	19,368	654,832
Uranium Resources, Inc.#	41,449	95,333
USEC, Inc.#	93,641	539,372

		2,037,548

Non-Hazardous Waste Disposal - 0.3%

Casella Waste Systems, Inc., Class A	18,962	252,384
Waste Connections, Inc.†	55,939	2,031,145
Waste Services, Inc.#	20,002	166,817

		2,450,346

Office Furnishings-Original - 0.4%

Herman Miller, Inc.	47,269	1,330,149
HNI Corp.†#	37,435	866,246
Interface, Inc. Class A†	44,893	591,241
Knoll, Inc.†	40,781	671,663

		3,459,299

Office Supplies & Forms - 0.1%

ACCO Brands Corp.†	45,624	387,348
Ennis, Inc.†	21,666	357,706
The Standard Register Co.†#	12,472	141,183

		886,237

Oil & Gas Drilling - 0.4%

Atlas America, Inc.	29,062	1,089,244
Bronco Drilling Co., Inc.†#	22,129	350,745
Grey Wolf, Inc.†#	150,648	1,312,144
Parker Drilling Co.†#	95,141	881,957
Pioneer Drilling Co.†	41,940	702,914

		4,337,004

Oil Companies-Exploration & Production - 3.6%

Abraxas Petroleum Corp.†#	35,362	127,657
American Oil And Gas, Inc.†#	30,899	88,680
APCO Argentina, Inc.†#	3,224	93,464
Approach Resources, Inc.	7,567	105,938
Arena Resources, Inc.†	31,933	1,426,447
ATP Oil & Gas Corp.†	23,403	601,457
Berry Petroleum Co., Class A†	35,955	1,496,447
Bill Barrett Corp.	30,851	1,214,912
Bmb Munai, Inc.†#	33,666	168,330
BPZ Energy, Inc.†#	50,478	994,417
Brigham Exploration Co.†#	38,918	528,117
Callon Petroleum Co.†	17,648	350,666
Cano Pete, Inc.†#	39,838	126,286
Carrizo Oil & Gas, Inc.†	23,019	1,142,663
Clayton Williams Energy, Inc.†	4,547	368,034
Comstock Resources, Inc.†	38,370	2,491,748
Concho Resources, Inc.	46,585	1,521,932
Contango Oil & Gas Co.†	11,066	787,014
Delta Petroleum Corp.†#	52,341	940,044
Double Eagle Petroleum Co.†	6,874	111,771
Endeavour International Corp.#	95,771	164,726
Energy Partners, Ltd.	26,881	319,884
Energy XXI (Bermuda) Ltd.†#	100,975	472,563
EXCO Resources, Inc.†	125,765	3,330,257
FX Energy, Inc.#	33,950	285,180
Gasco Energy, Inc.#	78,945	207,625
GeoGlobal Resources, Inc.#	31,993	127,332
GeoMet, Inc.†	15,547	108,518
Georesources Inc.†#	5,114	84,125
GMX Resources, Inc.	14,060	953,830
Goodrich Petroleum Corp.†	18,999	966,099
Gran Tierra Energy, Inc.†#	87,462	428,564
Gulfport Energy Corp.†#	22,089	294,667
Harvest Natural Resources, Inc.†#	29,708	329,165
Houston Amern Energy Corp.#	12,559	107,003
McMoRan Exploration Co.†#	45,734	1,250,825

Meridian Resource Corp.†	65,339	177,069
Northern Oil And Gas, Inc.†	17,964	132,934
Oilsands Quest, Inc.#	147,903	613,797
Panhandle Realty, Co.†#	6,164	223,137
Parallel Petroleum Corp.†	34,854	461,467
Penn Virginia Corp.†	35,031	2,318,352
Petroleum Development Corp.†	12,508	760,361
Petroquest Energy, Inc.†#	36,534	675,514
PrimeEnergy Corp.†#	777	59,580
Quest Resource Corp.†#	23,207	111,626
RAM Energy Resources, Inc.#	39,201	179,149
Rex Energy Corp	14,119	283,368
Rosetta Resources, Inc.†	43,322	1,007,236
Stone Energy Corp.†	26,678	1,271,729
Swift Energy Co.†	25,722	1,201,475
Toreador Resources Corp.#	14,241	123,185
Tri-Valley Corp.#	18,882	132,552
TXCO Resources, Inc.†#	29,520	357,487
Vaalco Energy, Inc.†	49,790	389,856
Venoco, Inc.†	17,054	287,530
Warren Resources, Inc.	49,089	554,215

		35,438,006

Oil Companies-Integrated - 0.0%

Delek US Holdings, Inc.	11,165	88,204
PetroCorp, Inc.	2,364	0

		88,204

Oil Field Machinery & Equipment - 0.8%

Bolt Technology Corp.	7,259	139,736
CARBO Ceramics, Inc.#	17,293	1,039,309
Complete Production Services, Inc.	40,438	1,194,943
Dril-Quip, Inc.	26,052	1,433,120
Flotek Industries, Inc.†#	19,087	321,616
Gulf Island Fabrication, Inc.	10,250	441,467
Lufkin Industries, Inc.†	12,453	1,155,514
Mitcham Industries, Inc.	8,252	126,091
NATCO Group, Inc., Class A†	16,842	853,721
Natural Gas Svcs Group, Inc.†	10,182	264,121
T-3 Energy Services, Inc.	10,508	586,662

		7,556,300

Oil Refining & Marketing - 0.1%

Alon USA Energy, Inc.†#	9,108	111,026
Cheniere Energy, Inc.†#	40,892	153,754
CVR Energy, Inc†	19,373	270,060
Sulphco, Inc.†	44,849	130,959
Western Refining, Inc.†#	25,150	227,356

		893,155

Oil-Field Services - 0.8%

Allis-Chalmers Energy, Inc.†	23,600	341,256
Basic Energy Services, Inc.†#	34,752	1,015,801
Cal Dive International, Inc.†	37,231	430,018
Hornbeck Offshore Services, Inc.†#	19,523	860,183
Matrix Service Co.†	21,899	575,506
Newpark Resources, Inc.†#	75,677	649,309
RPC, Inc.†#	24,425	445,268
Smith International, Inc.†	16,120	1,123,564
Superior Well Services, Inc.†#	13,906	458,342
Trico Marine Services, Inc.†#	10,682	253,697
Union Drilling, Inc.	11,828	168,194
Willbros Group, Inc.†	32,715	1,354,728

		7,675,866

Paper & Related Products - 0.4%

AbitibiBowater, Inc.†#	44,782	294,666
Boise, Inc.†#	30,067	88,998
Buckeye Technologies, Inc.	33,016	304,077
Glatfelter†	38,103	558,971
Kapstone Paper and Packaging Corp.†	15,100	112,948
Mercer International, Inc.#	25,358	154,937
Neenah Paper, Inc.†	12,290	238,672
Potlatch Corp.†	33,181	1,549,221
Schweitzer-Mauduit International, Inc.†	13,197	250,215
Verso Paper Corp.†#	11,793	57,432
Wausau Paper Corp.†#	37,150	319,862
Xerium Technologies, Inc.#	17,471	134,701

		4,064,700

Pastoral & Agricultural - 0.0%

AgFeed Industries, Inc.#	16,720	193,618

Patient Monitoring Equipment - 0.2%

Insulet Corp.†#	15,447	221,510
Masimo Corp.†	38,803	1,550,956
Somanetics Corp.†#	10,120	250,976

		2,023,442

Pharmacy Services - 0.1%

HealthExtras, Inc.†	27,764	905,106

Physical Therapy/Rehabilitation Centers - 0.4%

Healthsouth Corp.†#	74,105	1,333,149
Psychiatric Solutions, Inc.†#	46,684	1,762,321
RehabCare Group, Inc.†	15,200	278,768
U.S. Physical Therapy, Inc.	9,993	197,961

		3,572,199

Physicians Practice Management - 0.1%

Healthways, Inc.	29,601	563,899
IPC The Hospitalist Co. ,Inc.	5,137	131,250

		695,149

Pipelines - 0.1%

Crosstex Energy, Inc.†#	33,877	1,103,374

Platinum - 0.0%

Stillwater Mining Co.†#	33,293	248,033

Pollution Control - 0.0%

Fuel Tech, Inc.†#	15,911	291,808

Poultry - 0.1%

Pilgrim’s Pride Corp.#	37,990	487,791
Sanderson Farms, Inc.†#	17,080	586,015

		1,073,806

Power Converter/Supply Equipment - 0.6%

Advanced Energy Industries, Inc.	27,602	445,220
Beacon Power Corp.#	74,703	105,331
Capstone Turbine Corp.#	122,637	333,573
Energy Conversion Devices, Inc.†	37,948	2,852,551
Evergreen Solar, Inc.†#	120,831	1,139,436
Powell Industries, Inc.†	6,237	275,551
Power-One, Inc.†#	62,846	141,404
PowerSecure International, Inc.†#	14,251	115,148
Vicor Corp.†#	16,343	164,574

		5,572,788

Precious Metals - 0.1%

Coeur d’Alene Mines Corp.#	464,035	830,623

Printing-Commercial - 0.3%

Bowne & Co., Inc.†	22,655	274,125
Cenveo, Inc.#	40,451	419,477
Consolidated Graphics, Inc.†	8,391	326,158
Multi-Color Corp.#	9,035	210,877
Valassis Communications, Inc.†	40,472	380,842
VistaPrint, Ltd.†#	37,186	1,236,063

		2,847,542

Private Corrections - 0.1%

Cornell Cos., Inc.†	9,358	253,883
Geo Group, Inc.	42,949	950,461

		1,204,344

Protection/Safety - 0.1%

Landauer, Inc.#	7,816	510,072
Protection One, Inc.†#	5,223	37,083

		547,155

Publishing-Books - 0.1%

Courier Corp.†#	8,793	188,170
Scholastic Corp.†#	20,263	528,865

		717,035

Publishing-Newspapers - 0.1%

AH Belo Corp.	17,250	83,663
Dolan Media Co.†	21,445	327,036
GateHouse Media, Inc.†#	26,642	17,317
Lee Enterprises, Inc.†#	37,820	141,825
McClatchy Co., Class A†#	47,914	173,928

		743,769

Publishing-Periodicals - 0.0%

Idearc, Inc.#	124,149	204,846
Playboy Enterprises, Inc., Class B#	17,965	76,531
Primedia, Inc.†#	21,218	61,532
Value Line, Inc.†	1,135	43,368

		386,277

Quarrying - 0.2%

Compass Minerals International, Inc.†	27,287	1,890,171

Racetracks - 0.1%

Churchill Downs, Inc.	8,062	358,114
Dover Motorsports, Inc.#	12,769	63,717
Speedway Motorsports, Inc.	11,469	253,809

		675,640

Radio - 0.1%

Citadel Broadcasting Corp.#	152,624	149,556
Cox Radio, Inc., Class A†#	21,596	240,796
Cumulus Media, Inc., Class A†#	22,216	104,193
Entercom Communications Corp., Class A#	21,628	132,147
Westwood One, Inc.	59,846	49,672

		676,364

Real Estate Investment Trusts - 5.3%

Acadia Realty Trust#	27,178	645,478
Agree Reality Corp.†#	6,568	176,876
Alexander’s, Inc.†#	1,691	649,513
American Campus Communities, Inc.†	35,636	1,080,484
American Capital Agency Corp.#	8,418	159,521
Anthracite Capital, Inc.†#	49,501	278,691
Anworth Mortgage Asset Corp.†	69,472	454,347
Arbor Realty Trust, Inc.†#	11,952	105,297
Ashford Hospitality Trust, Inc.†	100,851	457,864
Associated Estates Realty Corp.†	12,210	179,487
BioMed Realty Trust, Inc.	60,416	1,617,941
Capital Lease Funding, Inc.†	37,691	310,951
Capital Trust, Inc., Class A†#	14,005	168,900
Capstead Mortage Corp.	47,500	557,650
Care Investment Trust, Inc.†#	11,182	122,778
Cedar Shopping Centers, Inc.	32,246	422,423
Chimera Investment Corp†#	28,413	180,423
Cogdell Spencer, Inc.†	8,887	172,586
Colonial Properties Trust#	39,946	755,379
Corporate Office Properties Trust†	32,738	1,280,056
Cousins Properties, Inc.#	36,669	916,358
DCT Industrial Trust, Inc.†	144,629	1,078,932
DiamondRock Hospitality Co.†	79,832	735,253
Dupont Fabros Technology, Inc†	10,035	176,215
EastGroup Properties, Inc.†	20,966	932,148
Education Realty Trust, Inc.	24,017	263,226
Entertainment Properties Trust†	25,798	1,400,057
Equity Lifestyle Properties, Inc.	17,139	851,466
Equity One, Inc.#	27,121	569,270
Extra Space Storage, Inc.	66,915	1,053,911
FelCor Lodging Trust, Inc.†	52,983	424,394
First Industrial Realty Trust, Inc.#	37,317	880,308
First Potomac Reality Trust†	20,602	342,199
Franklin Street Properties Corp.#	49,752	633,343
Getty Realty Corp.#	14,603	305,641
Glimcher Realty Trust†#	31,832	321,185
Gramercy Capital Corp.†	35,069	234,612
Hatteras Financial Corp.†	9,675	239,456
Healthcare Realty Trust, Inc.†	42,738	1,225,298
Hersha Hospitality Trust	40,549	293,575
Highwoods Properties, Inc.†	48,275	1,750,934
Home Properties, Inc.#	26,647	1,405,629
Inland Real Estate Corp.	48,295	726,357
Investors Real Estate Trust†#	48,362	499,579
Jer Investors Trust, Inc.†#	19,156	110,147
Kite Realty Group Trust†	17,058	207,937
LaSalle Hotel Properties†#	33,790	880,905
Lexington Corporate Properties Trust†	43,580	649,778
LTC Properties, Inc.†	19,421	521,842
Maguire Properties, Inc.†#	32,212	364,640
Medical Properties Trust, Inc.†#	55,902	617,158

MFA Mtg. Investments, Inc.†	166,604	1,132,907
Mid-America Apartment Communities, Inc.†	22,107	1,108,887
Mission West Properties, Inc.†	16,590	161,587
Monmouth Real Estate Invt Corp.	16,656	121,089
National Health Investors, Inc.†	18,743	612,896
National Retail Properties, Inc.†	61,866	1,403,740
Newcastle Investment Corp.†#	44,460	308,552
NorthStar Realty Finance Corp.#	46,815	334,727
Omega Healthcare Investors, Inc.	63,772	1,137,692
One Librty Properties, Inc.	6,726	120,933
Parkway Properties, Inc.	12,870	462,934
Pennsylvania Real Estate Investment Trust†#	29,650	588,553
Post Properties, Inc.†#	37,158	1,168,619
PS Business Parks, Inc.†	12,646	680,734
RAIT Investment Trust#	52,194	309,510
Ramco-Gershenson Properties Trust	13,255	306,456
Realty Income Corp.†#	85,329	2,191,249
Redwood Trust, Inc.#	27,668	518,775
Resource Capital Corp.#	17,911	109,257
Saul Centers, Inc.†	7,995	365,531
Senior Housing Properties Trust†	96,440	2,090,819
Sovran Self Storage, Inc.†	18,406	708,631
Strategic Hotels & Resorts, Inc.†#	62,672	577,836
Sun Communities, Inc.†	13,837	267,192
Sunstone Hotel Investors, Inc.	43,242	613,172
Tanger Factory Outlet Centers, Inc.†#	26,567	1,065,868
U-Store-It Trust†	41,710	521,375
Universal Health Realty Income Trust†#	9,981	366,203
Urstadt Biddle Properties, Inc., Class A†	17,444	297,071
Washington Real Estate Investment Trust#	41,629	1,471,585
Winthrop Realty Trust	46,892	186,161

		51,698,939

Real Estate Management/Services - 0.0%

Grubb & Ellis Co.†#	29,238	101,456
United Capital Corp.†#	1,502	37,219

		138,675

Real Estate Operations & Development - 0.2%

Avatar Holdings, Inc.#	5,135	163,242
Consolidated-Tomoka Land Co.†#	4,564	188,448
Forestar Real Estate Group, Inc.†	30,003	604,860
Fx Real Estate & Entertainment, Inc†#	8,701	11,050
Hilltop Holdings, Inc.	37,944	394,997
Meruelo Maddux Properties, Inc.	36,069	49,414
Stratus Properties, Inc.#	5,223	151,624
Thomas Properties Group, Inc.†	20,089	193,457

		1,757,092

Recreational Centers - 0.1%

Life Time Fitness, Inc.†#	29,333	1,036,921
Town Sports International Holdings, Inc.#	14,735	154,423

		1,191,344

Recreational Vehicles - 0.1%

Polaris Industries, Inc.†#	27,759	1,251,653

Recycling - 0.0%

Metalico, Inc.#	20,372	262,391

Rental Auto/Equipment - 0.4%

Aaron Rents, Inc.	38,221	1,091,592
Dollar Thrifty Automotive Group, Inc.†#	18,197	84,616
Electro Rent Corp.†	18,141	247,080
H&E Equipment Services, Inc.†#	13,770	194,295
McGrath Rentcorp	19,909	567,406
Rent-A-Center, Inc.†	56,201	1,273,515
RSC Holdings, Inc.†#	40,074	407,152

		3,865,656

Research & Development - 0.3%

Albany Molecular Research, Inc.	19,722	343,754
Exponent, Inc.†	12,414	381,855
Kendle International, Inc.	10,937	540,835
Parexel International Corp.	47,689	1,515,079
PharmaNet Development Group, Inc.	16,279	424,882

		3,206,405

Resorts/Theme Parks - 0.2%

Bluegreen Corp.#	10,809	123,655
Great Wolf Resorts, Inc.†#	22,672	118,575
Six Flags, Inc.†#	61,269	66,783
Vail Resorts, Inc.#	26,352	1,159,224

		1,468,237

Retail-Apparel/Shoe - 1.6%

Aeropostale, Inc.#	56,340	1,964,012
Bebe Stores, Inc.†#	32,333	313,630
Brown Shoe Co., Inc.†	35,646	541,819
Buckle, Inc.#	13,026	676,440
Cache, Inc.†	9,494	111,175
Casual Male Retail Group, Inc.†#	31,388	119,902
Cato Corp., Class A	23,298	410,278
Charlotte Russe Holding, Inc.	17,564	207,431
Charming Shoppes, Inc.†#	95,408	515,203
Chico’s FAS, Inc.	148,628	853,125
Christopher & Banks Corp.†#	29,702	285,733
Collective Brands, Inc.#	53,846	781,844
Dress Barn, Inc.†	37,897	616,205
DSW, Inc., Class A#	11,286	163,986
Genesco, Inc.†#	16,154	591,398
Gymboree Corp.†	23,977	941,097
Hot Topic, Inc.†	36,822	228,665
J Crew Group, Inc.†#	35,687	942,494
Jos. A. Bank Clothiers, Inc.#	15,317	398,089
Kenneth Cole Productions, Inc. Class A†#	7,584	121,799
Lululemon Athletica, Inc.†#	15,170	293,843
Men’s Wearhouse, Inc.#	43,473	952,059
New York & Co., Inc.†	19,555	230,749
Pacific Sunwear of California, Inc.†	59,772	378,357
Shoe Carnival, Inc.	7,470	121,910
Stage Stores, Inc.	32,278	513,866
Stein Mart, Inc.#	21,267	84,005
Syms Corp.†#	5,591	93,481

Talbots, Inc.†#	20,584	281,383
The Children’s Place Retail Stores, Inc.†	19,671	825,198
The Finish Line, Inc., Class A#	35,904	434,079
Tween Brands, Inc.†	20,891	226,876
Wet Seal, Inc., Class A†	77,546	365,242

		15,585,373

Retail-Appliances - 0.0%

Conn’s, Inc.#	8,246	157,664
Hhgregg, Inc.#	10,511	105,530

		263,194

Retail-Auto Parts - 0.0%

PEP Boys-Manny Moe & Jack†#	35,543	312,778

Retail-Automobile - 0.2%

America’s Car-Mart, Inc.†#	8,455	159,884
Asbury Automotive Group, Inc.†	26,892	326,469
Group 1 Automotive, Inc.†#	19,532	413,297
Rush Enterprises, Inc., Class A	28,298	373,251
Sonic Automotive, Inc.†#	21,962	236,311

		1,509,212

Retail-Bookstores - 0.0%

Borders Group, Inc.#	50,959	356,713

Retail-Building Products - 0.0%

Lumber Liquidators, Inc.†	7,908	102,092

Retail-Catalog Shopping - 0.0%

Aristotle Corp.†#	1,013	7,830
Coldwater Creek, Inc.†#	47,938	348,989

		356,819

Retail-Computer Equipment - 0.0%

PC Connection, Inc.	7,992	60,659
PC Mall, Inc.†	9,315	89,145
Systemax, Inc.†#	9,287	143,205

		293,009

Retail-Consumer Electronics - 0.0%

Circuit City Stores, Inc.†#	142,196	255,953
Rex Stores Corp.†	7,018	90,672

		346,625

Retail-Convenience Store - 0.2%

Casey’s General Stores, Inc.†	42,716	1,238,764
Susser Holdings Corp.#	6,554	122,625
The Pantry, Inc.†#	18,709	343,123

		1,704,512

Retail-Discount - 0.1%

99 Cents Only Stores#	39,540	338,462
Citi Trends, Inc.#	12,020	247,852
Fred’s, Inc.#	33,630	471,493
Tuesday Morning Corp.	25,498	107,347

		1,165,154

Retail-Drug Store - 0.2%

Longs Drug Stores Corp.#	26,213	1,878,161

Retail-Fabric Store - 0.1%

Jo-Ann Stores, Inc.#	21,358	533,309

Retail-Gardening Products - 0.1%

Tractor Supply Co.#	28,066	1,196,173

Retail-Hair Salons - 0.1%

Regis Corp.†	36,229	994,848

Retail-Home Furnishings - 0.1%

Haverty Furniture Cos., Inc.#	14,924	164,761
Pier 1 Imports, Inc.#	75,001	331,504

		496,265

Retail-Jewelry - 0.1%

Fuqi International, Inc.#	8,214	88,629
Zale Corp.†#	29,904	816,678

		905,307

Retail-Leisure Products - 0.0%

MarineMax, Inc.†#	13,771	109,066

Retail-Misc./Diversified - 0.0%

Gaiam, Inc.#	15,132	192,631
Pricesmart, Inc.†	12,153	258,251

		450,882

Retail-Pawn Shops - 0.2%

Cash America International, Inc.†	24,536	1,015,545
Ezcorp, Inc., Class A†	32,361	504,508
First Cash Financial Services, Inc.	16,717	309,766

		1,829,819

Retail-Perfume & Cosmetics - 0.1%

Sally Beauty Holdings Inc.†#	79,453	678,529
Ulta Salon Cosmetics & Fragrance, Inc.†#	17,095	185,993

		864,522

Retail-Pet Food & Supplies - 0.0%

PetMed Express, Inc.†#	19,990	284,658

Retail-Petroleum Products - 0.1%

World Fuel Services Corp.†	24,204	697,317

Retail-Pubs - 0.0%

Rick’s Cabaret International, Inc.†#	5,501	76,849

Retail-Regional Department Stores - 0.1%

Dillard’s, Inc., Class A#	48,054	613,650
Retail Ventures, Inc.#	24,343	113,925

		727,575

Retail-Restaurants - 1.1%

AFC Enterprises, Inc.†#	21,251	192,747
BJ’s Restaurants, Inc.†#	14,657	170,607
Bob Evans Farms, Inc.#	26,108	732,852
Buffalo Wild Wings, Inc.#	14,994	540,983
California Pizza Kitchen, Inc.†#	17,734	255,015
CBRL Group, Inc.†#	18,657	482,097
CEC Entertainment, Inc.#	16,955	580,878

CKE Restaurants, Inc.†#	44,112	563,751
Denny’s Corp.†	80,009	224,025
DineEquity, Inc.#	14,655	291,048
Domino’s Pizza, Inc.#	33,037	442,696
Einstein Noah Rest Group, Inc.†	3,701	43,635
Jack in the Box, Inc.†	49,496	1,174,540
Krispy Kreme Doughnuts, Inc.#	47,411	200,548
Landry’s Restaurants, Inc.#	9,819	189,114
Luby’s, Inc.	18,165	134,784
O’Charley’s, Inc.†	15,257	152,723
Papa John’s International, Inc.	18,411	514,035
PF Chang’s China Bistro, Inc.†#	20,354	528,797
Red Robin Gourmet Burgers, Inc.#	14,184	378,713
Ruby Tuesday, Inc.†#	43,561	304,491
Ruth’s Chris Steak House, Inc.†#	16,927	77,018
Sonic Corp.†#	50,471	731,325
Texas Roadhouse, Inc., Class A†#	44,106	396,072
The Cheesecake Factory, Inc.†	56,494	868,313
The Steak n Shake Co.†#	24,183	188,144
Triarc Cos., Inc., Class B#	52,534	305,223

		10,664,174

Retail-Sporting Goods - 0.1%

Big 5 Sporting Goods Corp.†#	18,389	165,133
Cabela’s Inc., Class A†#	33,085	405,291
Hibbett Sports, Inc.†#	23,951	572,429
Zumiez, Inc.#	16,540	238,342

		1,381,195

Retail-Toy Stores - 0.0%

Build-A-Bear Workshop, Inc.†#	13,987	103,784

Retail-Video Rentals - 0.0%

Blockbuster, Inc., Class A†#	149,052	357,725

Retirement/Aged Care - 0.1%

Capital Senior Living Corp.	18,796	147,925
Emeritus Corp.†#	16,582	368,452
Five Star Quality Care, Inc.	26,802	107,744
Sunrise Senior Living, Inc.†	37,807	768,616

		1,392,737

Rubber-Tires - 0.0%

Cooper Tire & Rubber Co.#	49,613	474,300

Rubber/Plastic Products - 0.0%

Myers Industries, Inc.†	23,843	313,774

Satellite Telecom - 0.1%

GeoEye, Inc.†#	15,157	375,136
Globalstar, Inc.†#	35,327	109,514
Hughes Communications, Inc.†#	6,045	266,887
ICO Global Communications Holdings, Ltd.†#	87,207	255,516
Loral Space & Communications, Inc.	9,824	180,467
Terrestar Corp.#	48,970	136,136

		1,323,656

Savings & Loans/Thrifts - 1.1%

Abington Bancorp, Inc.†#	20,596	203,694
Anchor BanCorp Wisconsin, Inc.†#	16,034	123,141
Beneficial Mut Bancorp Inc†	27,580	319,928
Berkshire Hills Bancorp, Inc.†#	8,823	234,692
Brookline Bancorp, Inc.†	49,034	504,069
Brooklyn Fed Bancorp, Inc.†#	2,852	42,780
Clifton Savings Bancorp, Inc.†#	8,832	97,329
Danvers Bancorp†#	15,030	179,759
Dime Community Bancshares†	19,825	325,526
Downey Financial Corp.†#	17,057	37,184
Essa Bancorp, Inc.†#	14,304	191,388
First Financial Holdings, Inc.†#	9,827	214,622
First Financial Northwest, Inc.†	19,250	195,772
First Niagara Financial Group, Inc.†#	92,407	1,382,409
First Place Financial Corp.†	14,297	145,258
FirstFed Financial Corp.†#	11,528	180,990
Flagstar Bancorp, Inc.†#	43,812	194,087
Flushing Financial Corp.	18,037	313,663
Fox Chase Bancorp, Inc.†#	5,199	63,168
Guaranty Financial Group, Inc.†#	31,371	150,267
Home Federal Bancorp, Inc.†#	5,536	60,896
Investors Bancorp, Inc.	37,116	543,007
Kearny Financial Corp.†	14,933	207,419
MASSBANK Corp.#	3,187	126,874
Meridian Intst Bancorp, Inc.#	8,854	85,353
NASB Financial, Inc.#	2,876	76,128
NewAlliance Bancshares, Inc.#	91,472	1,254,081
Northfield Bancorp, Inc.	16,568	200,307
Northwest Bancorp, Inc.†#	14,369	398,596
OceanFirst Financial Corp.	7,445	134,382
Oritani Financial Corp.†#	10,930	184,280
Provident Financial Services, Inc.†	50,268	766,587
Provident New York Bancorp, Inc.†#	33,778	467,487
Rockville Financial, Inc.†#	7,483	108,279
Roma Financial Corp.#	7,384	112,163
United Community Financial Corp.†#	22,175	80,052
United Financial Bancorp, Inc.†	14,964	191,390
ViewPoint Financial Group†	9,304	152,493
Waterstone Financial, Inc.#	5,843	57,437
Westfield Financial, Inc.†	26,688	272,751
WSFS Financial Corp.†	5,174	276,654

		10,856,342

Schools - 0.3%

American Public Education, Inc.†#	9,279	414,771
Capella Education Co.†	11,991	596,073
Corinthian Colleges, Inc.†#	71,725	951,791
K12, Inc.#	5,283	124,415
Learning Tree International, Inc.#	7,531	112,136
Lincoln Educational Services Corp.†	3,595	54,033
Princeton Review, Inc.†	11,251	87,308
Universal Technical Institute, Inc.†#	18,134	311,179

		2,651,706

Seismic Data Collection - 0.2%

Dawson Geophysical Co.†	6,511	408,435

Geokinetics, Inc.†	4,026	78,829
ION Geophysical Corp.†#	71,234	1,148,292

		1,635,556

Semiconductor Components-Integrated Circuits - 0.6%

Anadigics, Inc.†#	52,712	177,640
Cirrus Logic, Inc.	54,663	339,457
Emulex Corp.†	71,086	953,974
Exar Corp.#	31,453	243,446
Hitte Microwave Corp.†	16,459	582,484
Micrel, Inc.†	41,830	385,255
Pericom Semiconductor Corp.	18,583	253,472
Power Integrations, Inc.†	25,608	753,644
Sigma Designs, Inc.#	22,354	382,924
Standard Microsystems Corp.†	18,928	553,076
Techwell, Inc.†#	12,926	143,220
Transmeta Corp.†#	10,236	153,028
TriQuint Semiconductor, Inc.†	120,742	759,467

		5,681,087

Semiconductor Equipment - 0.8%

Asyst Technologies, Inc.†	41,860	172,463
ATMI, Inc.	27,036	659,408
Axcelis Technologies, Inc.†	86,292	408,161
Brooks Automation, Inc.†	53,480	513,943
Cabot Microelectronics Corp.†	19,765	763,324
Cohu, Inc.†	19,426	324,414
Eagle Test Systems, Inc.	11,669	165,466
Entegris, Inc.	96,204	592,617
FormFactor, Inc.†#	41,125	789,189
Kulicke and Soffa Industries, Inc.	45,080	231,711
LTX Corp.†#	52,774	94,466
Mattson Technology, Inc.	41,578	212,048
MKS Instruments, Inc.†	41,970	946,004
Photronics, Inc.†	35,283	115,375
Rudolph Technologies, Inc.†#	25,746	217,296
Semitool, Inc.†#	18,997	183,131
Tessera Technologies, Inc.†	40,734	947,880
Ultra Clean Holdings, Inc.	16,368	119,159
Ultratech, Inc.†	19,687	292,352
Veeco Instruments, Inc.†#	26,844	451,248

		8,199,655

Silver Mining - 0.0%

Apex Silver Mines, Ltd.#	49,641	145,945

Software Tools - 0.0%

ArcSight ,Inc.†	5,798	56,357

Special Purpose Entity - 0.0%

DMRC Corp†(3)	4,869	56,773

Steel Pipe & Tube - 0.2%

Mueller Water Products, Inc., Class A†#	96,983	1,054,205
Northwest Pipe Co.†#	7,700	446,061
Omega Flex, Inc.†#	2,621	56,483

		1,556,749

Steel-Producers - 0.1%

General Stl Hldgs, Inc.#	9,067	127,844
Olympic Steel, Inc.†	7,611	362,360

		490,204

Steel-Specialty - 0.0%

China Precision Steel, Inc.†	14,459	72,151
Sutor Technology Group, Ltd.†	6,426	40,741
Universal Stainless & Alloy Products, Inc.#	5,642	203,958

		316,850

Storage/Warehousing - 0.1%

Mobile Mini, Inc.#	29,166	623,569

Sugar - 0.0%

Imperial Sugar Co.†#	10,027	140,679

Superconductor Product & Systems - 0.1%

American Superconductor Corp.†#	35,379	869,262

Telecom Equipment-Fiber Optics - 0.3%

Avanex Corp.	11,321	70,756
Finisar Corp.†#	260,154	377,223
Harmonic, Inc.†	79,283	697,691
IPG Photonics Corp.†#	16,187	329,729
MRV Communications, Inc.#	132,401	180,066
Oplink Communications, Inc.†	17,458	229,398
Sycamore Networks, Inc.†	161,060	563,710

		2,448,573

Telecom Services - 0.9%

Cbeyond, Inc.#	20,171	341,495
Consolidated Communications Holdings, Inc.#	19,514	294,857
Fairpoint Communications, Inc.#	74,988	663,644
FiberTower Corp.†	101,338	131,739
Global Crossing Ltd†#	22,031	402,286
Harris Stratex Networks, Inc.†#	21,473	200,987
Hungarian Telephone & Cable†#	4,053	86,937
Iowa Telecommunications Services, Inc.†#	26,948	495,574
Knology, Inc.†#	23,898	241,370
MasTec, Inc.	36,176	510,805
Neutral Tandem, Inc.	14,027	287,553
NTELOS Holdings Corp.†	25,176	748,986
Orbcomm, Inc.†#	26,630	153,389
PAETEC Holding Corp.†#	104,083	343,474
Premiere Global Services, Inc.	52,102	787,782
RCN Corp.#	31,706	439,445
SAVVIS, Inc.†#	31,651	502,618
TW Telecom, Inc.#	123,912	1,900,810
USA Mobility, Inc.†	19,642	221,365

Vonage Holdings Corp.#	43,260	64,025

		8,819,141

Telecommunication Equipment - 0.7%

ADTRAN, Inc.†	47,316	1,078,805
Anaren, Inc.	12,309	130,722
Applied Signal Technology, Inc.	10,604	175,496
Arris Group, Inc.	103,249	976,736
Comtech Telecommunications Corp.	20,397	932,551
CPI International, Inc.†	8,011	114,557
OpNext, Inc.	16,063	101,839
Optium Corp.#	11,540	103,745
Plantronics, Inc.†	41,223	1,063,553
Preformed Line Products Co.	2,274	124,479
ShoreTel, Inc.#	36,475	214,473
Sonus Networks, Inc.#	171,753	580,525
Symmetricom, Inc.	38,732	190,561
Tekelec#	54,932	901,434
UTStarcom, Inc.#	93,049	303,340

		6,992,816

Telephone-Integrated - 0.2%

Alaska Communications Systems Group, Inc.#	36,482	383,791
Atlantic Tele-Network, Inc.	7,967	266,655
Cincinnati Bell, Inc.	204,658	798,166
General Communication, Inc., Class A#	38,087	386,202
IDT Corp., Class B#	45,541	70,589
Shenandoah Telecom Co.#	19,821	342,507

		2,247,910

Television - 0.1%

Belo Corp., Class A†	75,070	550,263
Lin TV Corp., Class A†#	22,525	138,529
Sinclair Broadcast Group, Inc., Class A†#	44,131	312,889

		1,001,681

Textile-Apparel - 0.0%

Cherokee, Inc.#	6,345	139,780
Perry Ellis International, Inc.†	10,262	175,070
Unifi, Inc.†	38,022	151,708

		466,558

Theaters - 0.1%

Cinemark Holdings, Inc.#	25,142	369,336
National CineMedia, Inc.	35,436	396,529

		765,865

Therapeutics - 0.8%

Alexza Pharmaceuticals, Inc.†#	20,085	106,651
Allos Therapeutics, Inc.#	44,616	416,267
CV Therapeutics, Inc.†	51,155	587,771
Cypress Bioscience, Inc.#	31,619	216,906
Dyax Corp.†	46,838	224,823
Inspire Phamaceuticals, Inc.†#	35,556	160,002
Isis Pharmaceuticals, Inc.†#	76,009	1,343,839
Mannkind Corp.†#	43,402	141,057
Medarex, Inc.#	107,505	793,387
Nabi Biopharmaceuticals†#	43,649	251,418
Neurocrine Biosciences, Inc.†#	32,364	167,322
NPS Pharmaceuticals, Inc.†	39,762	322,072
Onyx Pharmaceuticals, Inc.†#	46,817	1,913,411
Osiris Therapeutics, Inc.#	12,576	193,167
Questcor Pharmaceuticals, Inc.†#	45,493	248,392
Star Scientific, Inc.†#	55,497	178,700
Theravance, Inc.†#	43,587	594,091

		7,859,276

Tobacco - 0.2%

Alliance One International, Inc.†	74,883	301,030
Universal Corp.†	21,405	1,111,348
Vector Group, Ltd.†#	26,440	488,082

		1,900,460

Toys - 0.2%

JAKKS Pacific, Inc.†	23,071	575,621
Leapfrog Enterprises, Inc.	27,747	235,850
Marvel Entertainment, Inc.#	41,212	1,395,850

		2,207,321

Transactional Software - 0.4%

ACI Worldwide, Inc†#	28,946	524,502
Bottomline Technologies, Inc.†	18,491	213,016
Innerworkings, Inc.†#	26,626	315,784
Solera Holdings, Inc.	43,460	1,339,872
Synchronoss Technologies, Inc.†#	18,484	234,008
VeriFone Holdings, Inc.†#	57,544	1,160,087

		3,787,269

Transport-Air Freight - 0.1%

Atlas Air Worldwide Holdings, Inc.†	11,193	646,284

Transport-Equipment & Leasing - 0.2%

Aircastle, Ltd.†	39,308	521,617
AMERCO#	7,907	329,564
Greenbrier Cos., Inc.#	13,786	276,409
TAL International Group, Inc.†	12,236	300,761
Textainer Group Holding Ltd Shs#	8,060	144,919

		1,573,270

Transport-Marine - 0.9%

American Commercial Lines, Inc.#	30,081	370,297
Arlington Tankers, Ltd.†#	10,706	197,419
CAI International, Inc.#	6,196	91,701
DHT Maritime, Inc.†#	33,047	294,449
Eagle Bulk Shipping, Inc.†#	39,386	1,042,547
Genco Shipping & Trading, Ltd.†#	20,463	1,283,848
General Maritime Corp.†#	22,476	555,157
Golar LNG, Ltd.†#	29,756	477,286
Gulfmark Offshore, Inc.†	18,999	951,850
Horizon Lines, Inc. Class A†#	25,201	327,109
International Shipholding Corp.†	5,100	103,275
Knightsbridge Tankers, Ltd.#	14,404	417,428
Nordic American Tanker Shipping, Ltd.†#	28,954	1,018,602
Ship Finance International, Ltd. (New York)†#	35,540	989,078
TBS Intrenational, Ltd. Class A†#	8,826	255,160
Teekay Tankers, Ltd.† Class A#	11,372	229,146
Ultrapetrol Bahamas, Ltd.†#	21,056	229,089

		8,833,441

Transport-Rail - 0.1%

Genesee & Wyoming, Inc., Class A†	25,836	1,111,206

Transport-Services - 0.4%

Bristow Group, Inc.†#	20,385	831,096
Dynamex, Inc.†#	7,745	228,323
Hub Group, Inc., Class A	31,131	1,243,372
Pacer International, Inc.	29,220	615,958
PHI, Inc.#	11,490	441,331
Universal Truckload Services, Inc.#	5,014	123,495

		3,483,575

Transport-Truck - 0.7%

Arkansas Best Corp.†#	19,069	660,169
Celadon Group, Inc.†	18,406	236,885
Forward Air Corp.#	24,284	856,982
Heartland Express, Inc.#	47,060	777,431
Knight Transportation, Inc.†#	48,218	862,620
Marten Transport, Ltd.†	12,870	256,628
Old Dominion Freight Lines, Inc.†	23,304	775,324
Patriot Transportation Holding, Inc.#	1,337	105,717
Saia, Inc.	11,329	218,423
Werner Enterprises, Inc.#	35,813	816,895
YRC Worldwide, Inc.#	48,092	870,465

		6,437,539

Travel Services - 0.0%

Ambassadors Group, Inc.#	16,078	272,040

Ultra Sound Imaging Systems - 0.0%

SonoSite, Inc.†#	14,155	478,439

Veterinary Diagnostics - 0.0%

Neogen Corp.†#	12,136	316,386

Vitamins & Nutrition Products - 0.1%

Mannatech, Inc.#	13,262	58,751
Omega Protein Corp.	15,467	210,042
Schiff Nutrition Intl, Inc.	7,858	52,570
Synutra International, Inc.#	8,734	429,538
USANA Health Sciences, Inc.#	5,881	222,654

		973,555

Water - 0.3%

American States Water Co.#	14,527	573,962
California Water Service Group#	16,526	649,306
Connecticut Water Service, Inc.#	7,085	189,240
Consolidated Water Co., Inc.#	12,231	281,313
Middlesex Water Co.†	11,175	198,021
PICO Holdings, Inc.#	13,628	649,238
SJW Corp.#	11,055	308,103
Southwest Water Co.#	20,611	243,622

		3,092,805

Web Hosting/Design - 0.1%

NIC, Inc.	33,596	232,484
Terremark Worldwide, Inc.†#	44,520	321,880
Website Pros, Inc.†	23,274	140,575

		694,939

Web Portals/ISP - 0.2%

EarthLink, Inc.†	92,437	861,513
United Online, Inc.	64,953	683,955

		1,545,468

Wire & Cable Products - 0.2%

Belden, Inc.#	36,853	$1,353,979
Coleman Cable, Inc.†#	6,674	78,420
Encore Wire Corp.	15,360	292,915
Fushi Copperweld, Inc.†	12,143	136,973
Insteel Industries, Inc.†	14,718	251,678

		2,113,965

Wireless Equipment - 0.4%

Airvana Inc#	20,306	103,358
Aruba Networks, Inc.#	44,045	277,043
EMS Technologies, Inc.	13,137	308,588
Globecomm Systems, Inc.†	16,985	173,247
InterDigital, Inc.#	38,203	1,013,908
Nextwave Wireless, Inc.†#	40,809	39,585
Novatel Wireless, Inc.#	26,693	166,297
Powerwave Technologies, Inc.†#	110,686	558,964
RF Micro Devices, Inc.#	221,588	859,761
ViaSat, Inc.	21,340	559,748

		4,060,499

Wound, Burn & Skin Care - 0.0%

Obagi Medical Products, Inc.	14,938	144,152

Total Common Stock
(cost $970,066,882)		945,114,015

RIGHTS - 0.0%
Building-Residential/Commercial - 0.0%

Standard Pacific Corp.† Expires 08/22/08	61,430	9,215

Medical-Biomedical/Gene - 0.0%

OSI Pharmaceuticals, Inc.† Expires 06/08/12	1,002	0

Total Rights (cost $0)		9,215

WARRANTS - 0.0%
Finance-Other Services - 0.0%

Imperial Credit Industries, Inc.†(1)(3)(4) Expires 01/31/08 (Strike price $2.15) - (cost $0)	255	0

EXCHANGE TRADED FUNDS - 0.0%
Registered Investment Companies - 0.0%

Kayne Anderson Energy Development Fund†#
(cost $213,522)	8,466	193,448

CORPORATE BONDS & NOTES - 0.0%
Metal Processors & Fabrication - 0.0%

Mueller Industries, Inc. Sub. Notes 6.00% due 11/01/14 (cost $152,000)	$152,000	138,700

Total Long-Term Investment Securities
(cost $970,432,404)		945,455,378

SHORT-TERM INVESTMENT SECURITIES - 25.7%
Collective Investment Pool - 22.2%

Securities Lending Quality Trust
(cost $217,639,533)(6)	217,639,533	217,639,533

Commercial Paper - 3.3%

Erste Finance LLC 2.07% due 09/02/08	32,000,000	31,998,160

U.S. Government Treasuries - 0.2%

United States Treasury Bills† 1.15% due 09/11/08(5)	960,000	959,695
1.43% due 09/18/08(5)	10,000	9,993
1.45% due 10/16/08(5)	10,000	9,982
1.47% due 09/18/08(5)	100,000	99,804
1.47% due 09/04/08(5)	620,000	619,924
1.49% due 10/16/08(5)	100,000	99,814
1.55% due 10/02/08(5)	10,000	9,987
1.57% due 09/18/08(5)	10,000	9,980
1.62% due 09/18/08(5)	20,000	19,961
1.65% due 09/18/08(5)	10,000	9,980
1.70% due 09/25/08(5)	80,000	79,909
1.74% due 09/18/08(5)	40,000	39,967
1.75% due 09/18/08(5)	55,000	54,955
1.76% due 09/18/08(5)	85,000	84,929

		2,108,880

Total Short-Term Investment Securities
(cost $251,746,573)		251,746,573

REPURCHASE AGREEMENT - 0.2%

Agreement with State Street Bank &
Trust Co., bearing interest at 1.58%
dated 08/29/08, to be repurchased
09/02/08 in the amount of $2,130,374
and collateralized by Federal Home
Loan Bank Notes, bearing interest at 3.83%
due 05/14/2012 and having an
approximate value of $2,197,143.

(cost $2,130,000)	2,130,000	2,130,000

TOTAL INVESTMENTS
(cost $1,224,308,977)(2)	122.3%	1,119,331,951
Liabilities in excess of other assets	(22.3)	(218,827,665)

NET ASSETS	100.0%	$980,504,286

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	To the extent permitted by the Statement of Additional Information, the Small Cap Index Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2008, the Small Cap Index Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Imperial Credit Industry (Warrant) Expires 01/31/08 (Strike price $2.15)	02/02/06	225	$0	$0	$0.00	0.00%
iPCS, Inc. (Common Stock)	06/30/06	10,503	506,839
	08/29/06	811	42,172
	11/28/06	481	25,488
	02/13/07	676	35,988
	08/01/07	585	18,881
	10/12/07	560	20,964
	06/27/08	835	24,607	289,020	$17.39	0.00

		14,451	$674,939	$289,020		0.00%

(2)	See Note 4 for cost of investments on a tax basis.
(3)	Fair valued security; see Note 1
(4)	Illiquid security
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	The security is purchased with cash collateral received from security on loan

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of Aug 31, 2008	Unrealized Appreciation (Depreciation)
489 Long	Russell 2000 Index	September 2008	$34,926,450	$36,181,110	$1,254,660

See Notes to Portfolio of Investments.

AIG RETIREMENT COMPANY I SMALL CAP SPECIAL VALUES FUND

PORTFOLIO OF INVESTMENTS - August 31, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 94.7%
Aerospace/Defense - 0.3%

Teledyne Technologies, Inc.†	$13,070	$814,653

Aerospace/Defense-Equipment - 0.6%

GenCorp, Inc.†#	119,033	929,648
Innovative Solutions and Support, Inc.#	65,290	391,087

		1,320,735

Agricultural Operations - 0.3%

Andersons, Inc.#	15,180	682,493

Airlines - 0.4%

Skywest, Inc.	53,110	907,650

Apparel Manufacturers - 0.2%

Delta Apparel, Inc.†#	20,376	141,613
Oxford Industries, Inc.#	13,177	301,095

		442,708

Applications Software - 0.3%

Corel Corp.†	63,714	673,457

Athletic Equipment - 0.3%

Nautilus, Inc.†	138,746	738,129

Athletic Footwear - 0.1%

K-Swiss, Inc., Class A#	19,070	327,051

Auto/Truck Parts & Equipment-Original - 0.9%

American Axle & Manufacturing Holdings, Inc.#	89,040	432,734
ArvinMeritor, Inc.#	59,600	894,596
Modine Manufacturing Co.	27,030	427,615
Superior Industries International, Inc.#	25,208	442,905

		2,197,850

Banks-Commercial - 5.8%

BancorpSouth, Inc.#	73,538	1,692,845
BOK Financial Corp.	10,676	465,046
City Holding Co.	22,420	937,380
Colonial BancGroup, Inc.#	103,640	655,005
Columbia Banking System, Inc.	25,250	353,500
East West Bancorp, Inc.#	34,510	430,340
First Citizens BancShares, Inc., Class A	25,009	3,711,836
Hanmi Financial Corp.#	68,250	348,757
IBERIABANK Corp.#	7,816	423,861
PacWest Bancorp#	5,560	126,101
Provident Bankshares Corp.#	64,300	497,682
Renasant Corp.#	60,435	1,142,826
Sterling Bancshares, Inc.	78,675	774,162
UMB Financial Corp.	24,833	1,292,061
Webster Financial Corp.#	35,590	758,779
Wintrust Financial Corp.#	1,383	32,155

		13,642,336

Batteries/Battery Systems - 0.3%

EnerSys†#	26,640	749,117

Building & Construction Products-Misc. - 0.2%

Simpson Manufacturing Co., Inc.#	20,241	562,700

Building Products-Doors & Windows - 1.1%

Apogee Enterprises, Inc.#	43,878	877,560
Quanex Building Products Corp.	102,766	1,691,528

		2,569,088

Building Products-Wood - 0.3%

Universal Forest Products, Inc.#	22,630	743,395

Building-Mobile Home/Manufactured Housing - 0.3%

Cavco Industries, Inc.†#	21,626	757,126

Building-Residential/Commercial - 0.2%

M/I Homes, Inc.#	23,200	415,512

Cellular Telecom - 0.5%

Centennial Communications Corp.†	139,540	1,063,295

Chemicals-Diversified - 0.4%

Innospec, Inc.	2,405	37,735
Olin Corp.	33,730	907,674

		945,409

Chemicals-Plastics - 0.7%

A. Schulman, Inc.	48,153	1,166,266
Spartech Corp.	56,010	589,785

		1,756,051

Chemicals-Specialty - 0.8%

American Pacific Corp.†	29,799	513,139
Arch Chemicals, Inc.#	23,948	878,891
Omnova Solutions, Inc.†	136,318	393,959

		1,785,989

Circuit Boards - 0.7%

Park Electrochemical Corp.	30,283	848,529
TTM Technologies, Inc.†	66,460	796,191

		1,644,720

Coatings/Paint - 0.3%

RPM International, Inc.	36,580	790,128

Commercial Services - 0.2%

Ticketmaster†	18,912	405,284

Commercial Services-Finance - 0.4%

Advance America Cash Advance Centers, Inc.	16,460	80,983
Deluxe Corp.	52,980	874,700
Tree.com, Inc.†#	2,851	21,668

		977,351

Computer Aided Design - 0.2%

Parametric Technology Corp.†	22,177	445,314

Computer Graphics - 0.4%

Monotype Imaging Holdings, Inc.†	60,991	764,827
Trident Microsystems, Inc.†	45,249	142,534

		907,361

Computer Services - 0.4%

CACI International, Inc., Class A†	18,390	931,453

Computers-Integrated Systems - 0.2%

BancTec, Inc.*(3)(4)	123,100	437,005

Computers-Memory Devices - 2.3%

Imation Corp.#	199,199	4,230,987
Quantum Corp.†#	346,333	613,009
Silicon Graphics, Inc.†#	19,383	132,192
Smart Modular Technologies (WWH), Inc.†#	150,520	471,128

		5,447,316

Computers-Periphery Equipment - 0.4%

Electronics for Imaging, Inc.†	58,291	967,048

Consumer Products-Misc. - 1.8%

Blyth, Inc.	132,811	2,099,742
Helen of Troy, Ltd.†	12,929	310,942

Prestige Brands Holdings, Inc.†	112,645	1,070,128
WD-40 Co.	18,112	631,928

		4,112,740

Containers-Metal/Glass - 0.5%

Greif, Inc., Class A	16,250	1,123,037

Containers-Paper/Plastic - 0.2%

Packaging Corp. of America	17,138	441,303

Cosmetics & Toiletries - 0.3%

Elizabeth Arden, Inc.†	29,960	612,982

Data Processing/Management - 0.1%

CSG Systems International, Inc.†	10,307	194,802

Disposable Medical Products - 0.1%

ICU Medical, Inc.†	5,313	161,356

Distribution/Wholesale - 0.9%

Brightpoint, Inc.†#	74,510	641,531
Owens & Minor, Inc.	12,590	580,651
WESCO International, Inc.†	22,730	873,741

		2,095,923

Diversified Manufacturing Operations - 0.9%

Acuity Brands, Inc.	5,446	236,955
Crane Co.	23,373	858,257
EnPro Industries, Inc.†#	23,255	980,198

		2,075,410

Diversified Operations/Commercial Services - 1.0%

Viad Corp.	76,536	2,394,046

E-Commerce/Products - 0.4%

Stamps.com, Inc.†#	67,460	926,226

E-Commerce/Services - 0.5%

IAC/InterActiveCorp†	64,646	1,073,124

Electric-Integrated - 3.6%

Allete, Inc.#	83,910	3,542,680
Black Hills Corp.#	21,942	741,859
El Paso Electric Co.†	77,989	1,660,386
UIL Holdings Corp.#	19,480	635,048
Unisource Energy Corp.	26,180	841,163
Westar Energy, Inc.	40,090	908,039

		8,329,175

Electronic Components-Misc. - 1.3%

AVX Corp.#	65,943	757,026
Benchmark Electronics, Inc.†	66,327	1,093,732
Technitrol, Inc.	64,154	1,014,275
Vishay Intertechnology, Inc.†	6,914	61,465

		2,926,498

Electronic Components-Semiconductors - 1.1%

DSP Group, Inc.†	69,886	541,616
Lattice Semiconductor Corp.†	219,090	512,671
Mellanox Tecnologies Ltd†	48,200	584,184
Zoran Corp.†	96,781	861,351

		2,499,822

Electronic Design Automation - 0.0%

Mentor Graphics Corp.†	7,991	97,490

Electronic Measurement Instruments - 0.3%

Orbotech, Ltd.†	71,552	772,762

Electronic Parts Distribution - 0.3%

Avnet, Inc.†	23,863	700,379

Energy-Alternate Sources - 0.0%

BioFuel Energy Corp.†#	44,418	63,074

Engines-Internal Combustion - 0.1%

Briggs & Stratton Corp.#	20,240	303,600

Enterprise Software/Service - 0.4%

Novell, Inc.†	149,141	958,977

Finance-Credit Card - 0.3%

Advanta Corp., Class B#	89,640	683,953

Finance-Investment Banker/Broker - 1.5%

Investment Technology Group, Inc.†	8,332	266,624
Knight Capital Group, Inc., Class A†	68,394	1,179,112
SWS Group, Inc.#	49,960	1,008,193
TradeStation Group, Inc.†#	94,740	951,190

		3,405,119

Finance-Leasing Companies - 0.3%

Financial Federal Corp.#	25,850	645,474

Financial Guarantee Insurance - 0.6%

Assured Guaranty, Ltd.#	57,297	931,649
MGIC Investment Corp.#	52,120	438,329

		1,369,978

Food-Canned - 0.3%

Treehouse Foods, Inc.†	23,830	661,521

Food-Misc. - 0.3%

American Italian Pasta Co.† Class A#	34,737	455,055
Chiquita Brands International, Inc.†#	14,550	213,594

		668,649

Food-Retail - 0.8%

Ruddick Corp.	34,390	1,094,978
Weis Markets, Inc.	21,650	819,452

		1,914,430

Food-Wholesale/Distribution - 0.6%

Spartan Stores, Inc.	61,930	1,408,288

Footwear & Related Apparel - 0.8%

Iconix Brand Group, Inc.†#	66,030	853,768
Steven Madden, Ltd.†	38,440	966,766

		1,820,534

Funeral Services & Related Items - 0.3%

Hillenbrand, Inc.	29,210	694,614

Garden Products - 0.2%

Toro Co.#	9,755	398,687

Gas-Distribution - 1.6%

Atmos Energy Corp.	44,275	1,219,333
Energen Corp.	13,000	725,920
Laclede Group, Inc.	16,580	744,939

Southwest Gas Corp.	36,770	1,115,970

		3,806,162

Health Care Cost Containment - 0.2%

Hooper Holmes, Inc.†	301,420	461,173

Home Furnishings - 0.5%

Ethan Allen Interiors, Inc.#	45,517	1,235,331

Human Resources - 3.0%

AMN Healthcare Services, Inc.†	102,608	1,949,552
Cross Country Healthcare, Inc.†	31,658	496,081
Gevity HR, Inc.#	139,335	1,149,514
Heidrick & Struggles International, Inc.#	45,610	1,384,719
Korn/Ferry International†	54,400	967,232
Monster Worldwide, Inc.†	50,143	979,794

		6,926,892

Industrial Gases - 0.4%

Airgas, Inc.	16,460	975,090

Insurance Brokers - 1.4%

Brown & Brown, Inc.	9,584	194,747
Hilb Rogal and Hobbs Co.	68,238	3,108,241

		3,302,988

Insurance-Life/Health - 2.1%

American Equity Investment Life Holding Co.#	150,920	1,386,955
Delphi Financial Group, Inc., Class A	14,462	388,015
FBL Financial Group, Inc., Class A	27,695	635,600
Presidential Life Corp.	53,450	962,100
The Phoenix Cos., Inc.#	137,736	1,640,436

		5,013,106

Insurance-Multi-line - 0.3%

Hanover Insurance Group, Inc.	14,120	666,888

Insurance-Property/Casualty - 2.8%

Infinity Property & Casualty Corp.#	18,000	837,000
LandAmerica Financial Group, Inc.#	13,710	234,989
Navigators Group, Inc.†	14,590	764,516
Safety Insurance Group, Inc.	28,430	1,222,490
Selective Insurance Group, Inc.	52,688	1,271,888
Stewart Information Services Corp.#	87,171	1,630,970
Zenith National Insurance Corp.	17,030	650,376

		6,612,229

Insurance-Reinsurance - 1.9%

Endurance Specialty Holdings, Ltd.	74,588	2,433,061
IPC Holdings, Ltd.	64,023	2,027,608

		4,460,669

Internet Infrastructure Equipment - 0.1%

Avocent Corp.†	12,585	295,370

Internet Infrastructure Software - 0.4%

Chordiant Software, Inc.†	144,860	861,917

Investment Companies - 1.2%

Apollo Investment Corp.#	43,769	774,711
Hercules Technology Growth Capital, Inc.#	78,102	813,042
KKR Financial Holdings, LLC#	47,560	446,113
Kohlberg Capital Corp.	37,866	416,147
MCG Capital Corp.#	75,700	263,436

		2,713,449

Investment Management/Advisor Services - 0.2%

Westwood Holdings Group, Inc.#	8,213	395,045

Lasers-System/Components - 0.3%

Coherent, Inc.†	18,344	657,999

Machinery-Electrical - 0.6%

Franklin Electric Co., Inc.#	32,290	1,398,157

Machinery-General Industrial - 1.9%

Applied Industrial Technologies, Inc.	21,210	617,423
Chart Industries, Inc.†	18,580	858,025
Kadant, Inc.†	82,645	1,938,025
Middleby Corp.†#	17,230	919,393

		4,332,866

Medical Instruments - 0.4%

Datascope Corp.	9,680	484,000
Edwards Lifesciences Corp.†	7,930	469,535

		953,535

Medical Laser Systems - 0.3%

Cutera, Inc.†#	65,880	735,880

Medical Products - 0.2%

PSS World Medical, Inc.†	17,510	319,908
Syneron Medical, Ltd.†	8,107	133,846

		453,754

Medical-Biomedical/Gene - 0.2%

Cambrex Corp.†	77,512	504,603

Medical-Drugs - 0.4%

Sciele Pharma, Inc.#	50,370	970,630

Medical-Generic Drugs - 0.3%

Alpharma, Inc., Class A†#	16,969	605,793

Medical-HMO - 1.0%

AMERIGROUP Corp.†	33,550	868,274
Healthspring, Inc.†	71,290	1,415,819

		2,284,093

Metal Processors & Fabrication - 2.2%

Haynes International, Inc.†#	10,830	633,122
Mueller Industries, Inc.	164,177	4,605,165

		5,238,287

Multimedia - 0.4%

Journal Communications, Inc., Class A#	184,897	944,824

Networking Products - 1.3%

Adaptec, Inc.†	263,750	999,613
Black Box Corp.	18,963	679,634
Ixia†	3,818	33,178
Netgear, Inc.†	80,002	1,348,034

		3,060,459

Non-Ferrous Metals - 0.3%

USEC, Inc.†#	123,360	710,554

Office Furnishings-Original - 0.7%

Interface, Inc. Class A	50,365	663,307
Knoll, Inc.	57,900	953,613

		1,616,920

Office Supplies & Forms - 0.5%

ACCO Brands Corp.†	29,583	251,160
Ennis, Inc.	50,240	829,462

		1,080,622

Oil & Gas Drilling - 0.6%

Atwood Oceanics, Inc.†	32,892	1,337,389

Oil Companies-Exploration & Production - 4.1%

Cabot Oil & Gas Corp.	9,470	420,847
Energy Partners, Ltd.†	24,214	288,147
Forest Oil Corp.†	20,172	1,148,190
Mariner Energy, Inc.†	117,312	3,412,606
Rosetta Resources, Inc.†	5,148	119,691
St. Mary Land & Exploration Co.	21,809	920,776
Stone Energy Corp.†	36,946	1,761,216
Swift Energy Co.†	15,340	716,531
Whiting Petroleum Corp.†	8,559	823,718

		9,611,722

Oil Companies-Integrated - 0.1%

Delek US Holdings, Inc.	32,430	256,197

Oil Field Machinery & Equipment - 0.1%

WSP Holdings, Ltd. ADR†	28,900	245,939

Oil Refining & Marketing - 0.2%

Alon USA Energy, Inc.#	37,090	452,127

Oil-Field Services - 0.1%

Global Industries, Ltd.†#	31,050	300,254

Paper & Related Products - 1.8%

Glatfelter	50,845	745,896
Neenah Paper, Inc.	82,461	1,601,393
Schweitzer-Mauduit International, Inc.#	55,288	1,048,260
Wausau Paper Corp.#	95,180	819,500

		4,215,049

Publishing-Books - 0.3%

Courier Corp.#	28,271	604,999

Publishing-Newspapers - 0.2%

AH Belo Corp.#	73,906	358,444
GateHouse Media, Inc.#	91,259	59,318

		417,762

Real Estate Investment Trusts - 2.4%

Arbor Realty Trust, Inc.#	44,280	390,107
Capital Trust, Inc., Class A#	19,550	235,773
DiamondRock Hospitality Co.	48,550	447,145
Entertainment Properties Trust	17,662	958,517
Getty Realty Corp.#	42,430	888,060
Gramercy Capital Corp.#	35,670	238,632
Hersha Hospitality Trust	72,970	528,303
MFA Mtg. Investments, Inc.	134,860	917,048
NorthStar Realty Finance Corp.#	53,205	380,416
Pennsylvania Real Estate Investment Trust#	31,550	626,267

		5,610,268

Real Estate Management/Services - 0.1%

Deerfield Capital Corp.#	155,487	132,164

Real Estate Operations & Development - 0.1%

Forest City Enterprises, Inc., Class A#	5,626	161,804

Recreational Vehicles - 0.3%

Arctic Cat, Inc.#	70,670	730,021

Retail-Apparel/Shoe - 3.1%

Brown Shoe Co., Inc.#	51,960	789,792
Charming Shoppes, Inc.†#	41,901	226,265
Christopher & Banks Corp.#	50,501	485,820
Foot Locker, Inc.	62,601	1,019,770
Genesco, Inc.†#	34,920	1,278,421
Jos. A. Bank Clothiers, Inc.†#	37,980	987,100
Kenneth Cole Productions, Inc. Class A#	54,244	871,159
Men’s Wearhouse, Inc.#	12,296	269,282
Phillips-Van Heusen Corp.	17,140	652,349
Stage Stores, Inc.	42,295	673,337

		7,253,295

Retail-Automobile - 0.2%

Sonic Automotive, Inc.#	51,340	552,418

Retail-Convenience Store - 1.6%

Casey’s General Stores, Inc.	129,117	3,744,393

Retail-Discount - 0.1%

HSN, Inc.†	17,106	250,603

Retail-Home Furnishings - 0.7%

Haverty Furniture Cos., Inc.#	66,590	735,154
Pier 1 Imports, Inc.†#	195,820	865,524

		1,600,678

Retail-Jewelry - 0.4%

Zale Corp.†#	32,296	882,004

Retail-Office Supplies - 0.2%

OfficeMax, Inc.	42,460	519,710

Retail-Pawn Shops - 0.3%

Ezcorp, Inc., Class A†	47,078	733,946

Retail-Restaurants - 1.9%

DineEquity, Inc.#	19,458	386,436
Ruby Tuesday, Inc.†#	244,168	1,706,734
Wendy’s/Arby’s Group, Inc., Class A	119,045	694,033
Wendy’s/Arby’s Group, Inc., Class B#	275,130	1,598,505

		4,385,708

Savings & Loans/Thrifts - 1.0%

NewAlliance Bancshares, Inc.#	179,201	2,456,846

Semiconductor Components-Integrated Circuits - 0.8%

Anadigics, Inc.†#	29,617	99,809
Emulex Corp.†	45,890	615,844
Exar Corp.†#	77,989	603,635
Standard Microsystems Corp.†	20,478	598,367

		1,917,655

Semiconductor Equipment - 1.0%

ATMI, Inc.†	4,675	114,023
Cabot Microelectronics Corp.†#	23,947	924,833
Cohu, Inc.	33,890	565,963
GSI Group, Inc.†#	44,654	223,270
Ultra Clean Holdings, Inc.†#	67,860	494,021

		2,322,110

Software Tools - 0.2%

Borland Software Corp.†#	244,380	454,547

Telecom Equipment-Fiber Optics - 0.4%

Oplink Communications, Inc.†	70,120	921,377

Telecommunication Equipment - 0.4%

Arris Group, Inc.†	101,662	961,723

Textile-Apparel - 0.3%

Perry Ellis International, Inc.†	37,520	640,091

Textile-Products - 0.2%

Dixie Group, Inc.†#	49,176	376,196

Tobacco - 0.4%

Universal Corp.#	16,506	856,992

Tools-Hand Held - 0.3%

Snap-on, Inc.	11,970	682,529

Transport-Marine - 0.8%

Gulfmark Offshore, Inc.†	15,810	792,081
Tidewater, Inc.#	19,290	1,170,324

		1,962,405

Transport-Truck - 1.1%

Arkansas Best Corp.#	65,567	2,269,930
Werner Enterprises, Inc.#	11,403	260,102

		2,530,032

Travel Services - 0.1%

Interval Leisure Group, Inc.†	17,106	222,207

Web Portals/ISP - 0.8%

EarthLink, Inc.†	91,889	856,405
United Online, Inc.#	90,890	957,072

		1,813,477

Wire & Cable Products - 1.4%

Belden, Inc.#	67,298	2,472,529
General Cable Corp.†#	14,552	716,249

		3,188,778

Wireless Equipment - 0.2%

Novatel Wireless, Inc.†#	93,730	583,938

Total Common Stock (cost $255,883,252)		220,746,335

EXCHANGE TRADED FUNDS - 0.6%
Index Fund-Small Cap - 0.6%
iShares Russell 2000 Index Fund# (cost $1,502,065)	20,729	1,528,764

Total Long-Term Investment Securities
(cost $257,385,317)		222,275,099

SHORT-TERM INVESTMENT SECURITIES - 27.0%
Collective Investment Pool - 22.7%

Securities Lending Quality Trust(1)	52,951,947	52,951,947

Time Deposits - 4.3%

Euro Time Deposit with State Street Bank & Trust Co.
1.35% due 09/02/08	$9,898,000	9,898,000

Total Short-Term Investment Securities
(cost $62,849,947)		62,849,947

REPURCHASE AGREEMENT - 0.3%

Agreement with Bank of America NA, bearing interest at 2.07%, dated 08/29/08, to be repurchased 09/02/08 in the amount of $657,151 and collateralized by Federal Home Loan Bank Notes, bearing interest at 2.19%, due 01/28/09 and having an approximate value of $678,308 (cost $657,000)	657,000	657,000

TOTAL INVESTMENTS
(cost $320,892,264) (2)	122.6%	285,782,046
Liabilities in excess of other assets	(22.6)	(52,659,739)

NET ASSETS	100.0%	$233,122,307

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2008, the aggregate value of these securities was $437,005 representing 0.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	Fair value security
(4)	Illiquid security

ADR-American Deposit Receipt

See Notes to Portfolio of Investments

AIG RETIREMENT COMPANY I SMALL-MID GROWTH FUND

PORTFOLIO OF INVESTMENTS - August 31, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 95.5%
Advanced Materials - 0.7%

Hexcel Corp.†#	$38,700	$804,186

Advertising Services - 0.3%

inVentiv Health, Inc.†	14,700	324,429

Aerospace/Defense-Equipment - 0.6%

Argon ST, Inc.†#	26,134	652,566

Agricultural Chemicals - 1.1%

CF Industries Holdings, Inc.	7,705	1,174,242

Audio/Video Products - 0.2%

DTS, Inc.†#	7,900	254,143

Auto/Truck Parts & Equipment-Original - 0.6%

Titan International, Inc.#	23,722	634,326

Banks-Commercial - 1.2%

Associated Banc-Corp.#	39,996	699,930
PrivateBancorp, Inc.#	19,800	606,672

		1,306,602

Batteries/Battery Systems - 0.8%

EnerSys†#	31,274	879,425

Cellular Telecom - 2.3%

NII Holdings, Inc.†	26,379	1,385,425
Syniverse Holdings, Inc.†	69,598	1,154,631

		2,540,056

Chemicals-Specialty - 0.4%

Cytec Industries, Inc.	8,500	431,800

Commercial Services - 1.8%

HMS Holdings Corp.†	10,300	255,337
Quanta Services, Inc.†	28,700	916,678
Steiner Leisure, Ltd.†#	9,500	336,300
Team, Inc.†	13,100	499,241

		2,007,556

Commercial Services-Finance - 1.5%

Bankrate, Inc.†#	29,343	946,605
TNS, Inc.†	16,700	382,430
Wright Express Corp.†	9,400	279,650

		1,608,685

Computer Aided Design - 1.1%

Ansys, Inc.†	26,913	1,193,592

Computer Services - 1.3%

LivePerson, Inc.†#	80,300	260,975
Syntel, Inc.#	35,744	1,182,054

		1,443,029

Computers-Integrated Systems - 0.5%

MICROS Systems, Inc.†#	14,100	434,562
Stratasys, Inc.†#	7,400	123,284

		557,846

Consulting Services - 2.2%

FTI Consulting, Inc.†#	17,138	1,257,929
Watson Wyatt Worldwide, Inc., Class A#	19,478	1,141,216

		2,399,145

Cosmetics & Toiletries - 1.6%

Alberto-Culver Co.#	39,106	1,023,013
Bare Escentuals, Inc.†#	21,300	264,972
Chattem, Inc.†#	6,600	462,792

		1,750,777

Diagnostic Equipment - 0.7%

Cepheid, Inc.†#	19,500	362,700
Immucor, Inc.†	12,900	415,509

		778,209

Diagnostic Kits - 1.5%

Meridian Bioscience, Inc.#	19,400	551,348
Qiagen NV†#	52,358	1,108,942

		1,660,290

Diversified Manufacturing Operations - 0.0%

Colfax Corp.†#	2,100	51,639

E-Commerce/Products - 0.6%

Blue Nile, Inc.†#	16,200	674,406

E-Commerce/Services - 0.5%

Priceline.com, Inc.†#	5,431	504,974

E-Marketing/Info - 0.9%

Comscore Inc.†#	24,865	507,246
Constant Contact, Inc.†#	26,530	453,663

		960,909

Educational Software - 0.9%

Blackboard, Inc.†	25,700	1,026,972

Electric-Integrated - 0.3%

Pike Electric Corp.†	14,700	277,095

Electronic Components-Misc. - 0.3%

Benchmark Electronics, Inc.†#	16,800	277,032

Electronic Components-Semiconductors - 2.8%

Cavium Network, Inc.†#	17,300	295,657
Mellanox Tecnologies Ltd†	37,900	459,348
Monolithic Power Systems, Inc.#	53,407	1,301,529
Netlogic Microsystems, Inc.†#	28,000	972,440

		3,028,974

Electronic Measurement Instruments - 1.2%

FLIR Systems, Inc.†#	35,866	1,280,416

Energy-Alternate Sources - 0.6%

JA Solar Holdings Co., Ltd. ADR†	37,343	665,826

Enterprise Software/Service - 1.6%
Concur Technologies, Inc.†#	17,800	782,310
Taleo Corp., Class A†	9,300	225,153
The Ultimate Software Group, Inc.†#	26,500	743,060

		1,750,523

Filtration/Separation Products - 0.6%

Polypore International, Inc.†	22,789	625,102

Finance-Investment Banker/Broker - 1.4%

Greenhill & Co., Inc.#	6,300	416,430
KBW, Inc.†#	16,300	481,502
Stifel Financial Corp.†	14,850	606,920

		1,504,852

Food-Baking - 0.3%

Flowers Foods, Inc.	14,200	375,448

Food-Misc. - 1.7%

Hain Celestial Group, Inc.†#	23,082	599,901

Ralcorp Holdings, Inc.†#	20,639	1,267,235

		1,867,136

Footwear & Related Apparel - 0.5%

Iconix Brand Group, Inc.†#	41,300	534,009

Hazardous Waste Disposal - 0.4%

Clean Harbors, Inc.†	5,300	430,042

Insurance-Multi-line - 0.5%

HCC Insurance Holdings, Inc.	22,000	553,960

Internet Application Software - 0.7%

Vocus, Inc.†	20,600	734,390

Internet Infrastructure Software - 2.4%

F5 Networks, Inc.†#	67,188	2,291,783
SupportSoft, Inc.†#	99,891	348,619

		2,640,402

Internet Security - 0.2%

SonicWALL, Inc.†#	38,900	254,406

Intimate Apparel - 0.6%

The Warnaco Group, Inc.†#	12,439	641,479

Investment Management/Advisor Services - 0.4%

Waddell & Reed Financial, Inc., Class A	12,400	399,280

Machinery-General Industrial - 1.0%

Roper Industries, Inc.#	18,171	1,073,543

Medical Information Systems - 0.8%

Quality Systems, Inc.#	21,596	924,741

Medical Instruments - 1.2%

ArthroCare Corp.†#	26,237	672,717
NuVasive, Inc.†	12,500	595,750

		1,268,467

Medical Labs & Testing Services - 0.8%

ICON PLC ADR†	20,092	818,347

Medical Products - 2.5%

Varian Medical Systems, Inc.†#	23,528	1,486,028
Wright Medical Group, Inc.†	15,400	474,166
Zoll Medical Corp.†	21,900	761,463

		2,721,657

Medical-Biomedical/Gene - 4.4%

Alexion Pharmaceuticals, Inc.†#	13,200	595,056
AMAG Pharmaceuticals, Inc.†#	14,213	549,901
Illumina, Inc.†	10,100	869,913
Invitrogen Corp.†#	19,321	820,370
RTI Biologics ,Inc.†	50,900	477,442
Sequenom ,Inc.†#	36,400	827,372
United Therapeutics Corp.†	5,700	604,941

		4,744,995

Medical-Drugs - 1.5%

Cephalon, Inc.†#	17,183	1,316,561
Cubist Pharmaceuticals, Inc.†#	16,300	359,089

		1,675,650

Medical-Nursing Homes - 0.5%

Sun Healthcare Group, Inc.†	34,900	599,931

Medical-Outpatient/Home Medical - 0.4%

Amedisys, Inc.†#	7,300	388,506

Metal Processors & Fabrication - 1.7%

Kaydon Corp.#	24,392	1,359,366
RBC Bearings, Inc.†#	12,800	511,232

		1,870,598

Networking Products - 0.5%

Switch & Data Facilities Co., Inc.†#	36,300	525,624

Non-Hazardous Waste Disposal - 0.6%

Waste Connections, Inc.†	18,000	653,580

Oil & Gas Drilling - 0.9%

Atwood Oceanics, Inc.†	22,927	932,212

Oil Companies-Exploration & Production - 3.9%

Arena Resources, Inc.†	4,596	205,303
Atlas Energy Resources LLC	14,709	515,845
Cabot Oil & Gas Corp.	10,299	457,688
Denbury Resources, Inc.†	33,478	833,267
PetroHawk Energy Corp.†	21,900	757,959
Petroquest Energy, Inc.†	24,700	456,703
Southwestern Energy Co.†#	27,002	1,036,067

		4,262,832

Oil Field Machinery & Equipment - 1.2%

Dril-Quip, Inc.†#	6,100	335,561
Flotek Industries, Inc.†#	18,172	306,198
NATCO Group, Inc., Class A†	13,100	664,039

		1,305,798

Oil-Field Services - 1.9%

Core Laboratories NV#	6,000	744,840
Matrix Service Co.†#	23,524	618,211
Oceaneering International, Inc.†#	11,900	742,679

		2,105,730

Patient Monitoring Equipment - 0.4%

Masimo Corp.†#	11,377	454,739

Physical Therapy/Rehabilitation Centers - 1.8%

Psychiatric Solutions, Inc.†#	53,346	2,013,811

Physicians Practice Management - 0.4%

Pediatrix Medical Group, Inc.†	8,500	484,075

Power Converter/Supply Equipment - 0.5%

Advanced Energy Industries, Inc.†	34,800	561,324

Printing-Commercial - 0.6%

VistaPrint, Ltd.†#	19,409	645,155

Quarrying - 0.4%

Compass Minerals International, Inc.#	6,616	458,290

Racetracks - 1.3%

Penn National Gaming, Inc.†#	42,037	1,421,691

Recreational Centers - 0.4%

Life Time Fitness, Inc.†#	11,417	403,591

Research & Development - 0.7%

Parexel International Corp.†#	25,500	810,135

Resort/Theme Parks - 0.3%

Great Wolf Resorts, Inc.†#	55,000	287,650

Respiratory Products - 0.8%

ResMed, Inc.†#	18,767	878,296

Retail-Apparel/Shoe - 2.1%

Aeropostale, Inc.†#	34,397	1,199,079

Hanesbrands, Inc.†#	45,300	1,079,952

		2,279,031

Retail-Appliances - 0.4%

Conn’s, Inc.†#	21,500	411,080

Retail-Catalog Shopping - 1.2%

MSC Industrial Direct Co., Inc., Class A#	24,753	1,260,670

Retail-Computer Equipment - 0.8%

GameStop Corp., Class A†	19,853	870,951

Retail-Pawn Shops - 0.6%

Cash America International, Inc.#	15,631	646,967

Retail-Petroleum Products - 0.6%

World Fuel Services Corp.#	21,666	624,197

Retail-Restaurants - 1.2%

Buffalo Wild Wings, Inc.†#	26,323	949,734
California Pizza Kitchen, Inc.†#	27,800	399,764

		1,349,498

Schools - 3.0%

Capella Education Co.†#	27,149	1,349,577
Strayer Education, Inc.	9,135	1,916,888

		3,266,465

Seismic Data Collection - 1.0%

ION Geophysical Corp.†#	68,091	1,097,627

Semiconductor Components-Integrated Circuits - 1.5%

Power Integrations, Inc.†#	55,918	1,645,667

Semiconductor Equipment - 1.4%

ATMI, Inc.†	29,900	729,261
FormFactor, Inc.†#	16,600	318,554
Tessera Technologies, Inc.†	21,900	509,613

		1,557,428

Steel-Producers - 0.7%

Steel Dynamics, Inc.	32,089	796,770

Telecom Services - 1.6%

NeuStar Inc., Class A†	11,400	273,714
TW Telecom, Inc.†#	96,634	1,482,366

		1,756,080

Telecommunication Equipment - 1.5%

ADTRAN, Inc.#	10,800	246,240
Nice Systems, Ltd. ADR†	44,184	1,353,356

		1,599,596

Theaters - 0.4%

National CineMedia, Inc.#	42,200	472,218

Therapeutics - 0.5%

BioMarin Pharmaceuticals, Inc.†#	16,900	509,366

Toys - 0.6%

Marvel Entertainment, Inc.†#	19,600	663,852

Transport-Air Freight - 0.1%

Atlas Air Worldwide Holdings, Inc.†	2,300	132,802

Transport-Truck - 1.6%

Forward Air Corp.#	16,200	571,698
Heartland Express, Inc.#	20,000	330,400
Landstar System, Inc.	16,499	808,781

		1,710,879

Veterinary Diagnostics - 0.4%

VCA Antech, Inc.†	13,500	414,990

Web Hosting/Design - 1.2%

Equinix, Inc.†	7,800	627,900
NIC, Inc.#	96,800	669,856

		1,297,756

Web Portals/ISP - 0.5%

SINA Corp.†	13,529	576,877

Wire & Cable Products - 0.5%

General Cable Corp.†#	10,300	506,966

X-Ray Equipment - 0.9%

Hologic, Inc.†	43,846	930,412

Total Common Stock
(cost $95,628,558)		104,129,289

EXCHANGE TRADED FUNDS - 0.5%
Index Fund-Small Cap - 0.5%

iShares Russell 2000 Index Fund#
(cost $534,988)	7,473	551,134

Total Long-Term Investment Securities
(cost $96,163,546)		104,680,423

SHORT-TERM INVESTMENT SECURITIES - 26.7%
Collective Investment Pool - 22.7%

Securities Lending Quality Trust (1)	24,674,400	24,674,400

Time Deposits - 4.0%

Euro Time Deposit with State Street Bank & Trust Co.
0.85% due 09/02/08	$4,377,000	4,377,000

Total Short-Term Investment Securities
(cost $29,051,400)		29,051,400

TOTAL INVESTMENTS
(cost $125,214,946) (2)	122.7%	133,731,823
Liabilities in excess of other assets	(22.7)	(24,749,579)

NET ASSETS	100.0%	$108,982,244

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 4 for cost of investments on a tax basis.

ADR American Deposit Receipt

See Notes to Portfolio of Investments

AIG RETIREMENT COMPANY I STOCK INDEX FUND

PORTFOLIO OF INVESTMENTS - August 31, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 98.8%
Advertising Agencies - 0.2%

Interpublic Group of Cos., Inc.†	162,600	$1,528,440
Omnicom Group, Inc.	110,300	4,675,617

		6,204,057

Aerospace/Defense - 1.6%

Boeing Co.	259,000	16,980,040
General Dynamics Corp.	137,400	12,682,020
Lockheed Martin Corp.	116,500	13,565,260
Northrop Grumman Corp.	117,800	8,110,530
Raytheon Co.	145,800	8,746,542
Rockwell Collins, Inc.	55,500	2,918,745

		63,003,137

Aerospace/Defense-Equipment - 0.6%

Goodrich Corp.	43,000	2,203,750
United Technologies Corp.	335,400	21,998,886

		24,202,636

Agricultural Chemicals - 0.6%

CF Industries Holdings, Inc.	19,400	2,956,560
Monsanto Co.	189,100	21,604,675

		24,561,235

Agricultural Operations - 0.1%

Archer-Daniels-Midland Co.	221,900	5,649,574

Airlines - 0.1%

Southwest Airlines Co.	252,200	3,841,006

Apparel Manufacturers - 0.2%

Coach, Inc.†	117,600	3,409,224
Jones Apparel Group, Inc.	29,800	591,828
Polo Ralph Lauren Corp.#	19,900	1,510,012
VF Corp.	30,100	2,385,425

		7,896,489

Appliances - 0.1%

Whirlpool Corp.#	26,000	2,115,360

Applications Software - 2.1%

Citrix Systems, Inc.†	63,300	1,916,091
Compuware Corp.†	90,200	1,030,986
Intuit, Inc.†	110,600	3,325,742
Microsoft Corp.	2,760,000	75,320,400

		81,593,219

Athletic Footwear - 0.2%

NIKE, Inc., Class B	130,800	7,927,788

Audio/Video Products - 0.0%

Harman International Industries, Inc.	20,100	684,003

Auto-Cars/Light Trucks - 0.1%

Ford Motor Co.†#	772,500	3,445,350
General Motors Corp.#	195,000	1,950,000

		5,395,350

Auto-Heavy Duty Trucks - 0.1%

PACCAR, Inc.	125,850	5,419,101

Auto/Truck Parts & Equipment-Original - 0.2%

Johnson Controls, Inc.	204,400	6,320,048

Banks-Commercial - 0.3%

BB&T Corp.#	188,400	5,652,000
First Horizon National Corp.#	64,500	724,335
M&T Bank Corp.#	26,500	1,890,510
Marshall & Ilsley Corp.#	89,398	1,376,729
Regions Financial Corp.#	239,300	2,218,311
Zions Bancorp.#	37,000	993,080

		12,854,965

Banks-Fiduciary - 0.7%

Northern Trust Corp.	65,900	5,297,701
State Street Corp.	147,000	9,947,490
The Bank of New York Mellon Corp.	394,104	13,639,939

		28,885,130

Banks-Super Regional - 3.6%

Bank of America Corp.	1,570,995	48,920,784
Capital One Financial Corp.#	129,300	5,707,302
Comerica, Inc.#	51,800	1,455,062
Fifth Third Bancorp#	198,000	3,124,440
Huntington Bancshares, Inc.#	126,200	923,784
KeyCorp#	167,300	2,009,273
National City Corp.#	261,900	1,319,976
PNC Financial Services Group, Inc.	119,100	8,569,245
SunTrust Banks, Inc.	121,300	5,081,257
US Bancorp	599,800	19,109,628
Wachovia Corp.#	736,600	11,704,574
Wells Fargo & Co.	1,138,000	34,447,260

		142,372,585

Beverages-Non-alcoholic - 2.0%

Coca-Cola Enterprises, Inc.	99,100	1,691,637
Pepsi Bottling Group, Inc.	46,700	1,381,386
PepsiCo, Inc.	546,600	37,431,168
The Coca-Cola Co.	688,300	35,839,781

		76,343,972

Beverages-Wine/Spirits - 0.1%

Brown-Forman Corp., Class B	29,000	2,088,290
Constellation Brands, Inc., Class A†	67,300	1,420,703

		3,508,993

Brewery - 0.5%

Anheuser-Busch Cos., Inc.	245,800	16,679,988
Molson Coors Brewing Co., Class B	48,200	2,296,730

		18,976,718

Building Products-Wood - 0.1%

Masco Corp.#	124,700	2,376,782

Building-Residential/Commercial - 0.1%

Centex Corp.	42,500	689,350
D.R. Horton, Inc.#	94,700	1,179,962
KB Home#	26,500	551,200
Lennar Corp., Class A#	48,200	633,830
Pulte Homes, Inc.#	73,500	1,066,485

		4,120,827

Cable TV - 0.8%

Comcast Corp., Class A	1,020,300	21,609,954
Scripps Networks Interactive, Inc. Class A#	30,900	1,283,586
The DIRECTV Group, Inc.†	244,900	6,908,629

		29,802,169

Casino Services - 0.1%

International Game Technology	106,800	2,288,724

Chemicals-Diversified - 0.8%

E.I. du Pont de Nemours & Co.	310,300	13,789,732
PPG Industries, Inc.	56,600	3,557,876

Rohm & Haas Co.	43,200	3,242,160
The Dow Chemical Co.	320,700	10,945,491

		31,535,259

Chemicals-Specialty - 0.2%

Ashland, Inc.	19,300	789,949
Eastman Chemical Co.#	26,400	1,592,448
Ecolab, Inc.	60,400	2,762,696
Hercules, Inc.	39,100	842,605
International Flavors & Fragrances, Inc.	27,800	1,117,838
Sigma-Aldrich Corp.	44,400	2,520,144

		9,625,680

Coal - 0.3%

CONSOL Energy, Inc.	63,000	4,265,730
Massey Energy Co.	27,700	1,827,092
Peabody Energy Corp.	93,600	5,892,120

		11,984,942

Coatings/Paint - 0.1%

The Sherwin-Williams Co.#	34,200	2,002,410

Commercial Services - 0.0%

Convergys Corp.†	42,600	628,350

Commercial Services-Finance - 0.9%

Automatic Data Processing, Inc.	178,700	7,930,706
Equifax, Inc.#	44,600	1,575,718
H&R Block, Inc.	112,100	2,863,034
Mastercard, Inc., Class A	25,100	6,088,005
Moody’s Corp.	70,100	2,850,266
Paychex, Inc.	110,500	3,765,840
The Western Union Co.	255,000	7,043,100
Total Systems Services, Inc.	68,300	1,360,536

		33,477,205

Computer Aided Design - 0.1%

Autodesk, Inc.†	77,200	2,742,916

Computer Services - 0.2%

Affiliated Computer Services, Inc., Class A†	33,200	1,767,568
Cognizant Technology Solutions Corp., Class A†	99,500	2,917,340
Computer Sciences Corp.†	52,000	2,445,560
Unisys Corp.†	122,700	501,843

		7,632,311

Computers - 4.3%

Apple, Inc.†	303,800	51,503,214
Dell, Inc.†	696,500	15,134,945
Hewlett-Packard Co.	849,800	39,872,616
International Business Machines Corp.	473,400	57,626,982
Sun Microsystems, Inc.†	269,400	2,424,600

		166,562,357

Computers-Integrated Systems - 0.0%

Teradata Corp.†	61,900	1,520,883

Computers-Memory Devices - 0.4%

EMC Corp.†	712,400	10,885,472
NetApp, Inc.†	118,300	3,014,284
SanDisk Corp.†#	77,500	1,120,650

		15,020,406

Computers-Periphery Equipment - 0.0%

Lexmark International, Inc., Class A†	30,300	1,089,891

Consumer Products-Misc. - 0.4%

Clorox Co.	47,600	2,813,160
Fortune Brands, Inc.	52,900	3,111,578
Kimberly-Clark Corp.	144,300	8,900,424

		14,825,162

Containers-Metal/Glass - 0.0%

Ball Corp.	33,700	1,547,504

Containers-Paper/Plastic - 0.1%

Bemis Co., Inc.#	34,400	960,448
Pactiv Corp.†	45,000	1,209,150
Sealed Air Corp.	55,300	1,339,919

		3,509,517

Cosmetics & Toiletries - 2.4%

Avon Products, Inc.	147,100	6,300,293
Colgate-Palmolive Co.	175,100	13,312,853
Procter & Gamble Co.	1,052,100	73,405,017
The Estee Lauder Cos., Inc., Class A#	39,400	1,960,938

		94,979,101

Cruise Lines - 0.1%

Carnival Corp.	150,500	5,577,530

Data Processing/Management - 0.1%

Fidelity National Information Services, Inc.	59,100	1,291,335
Fiserv, Inc.†	56,500	2,930,090

		4,221,425

Dental Supplies & Equipment - 0.0%

Patterson Cos., Inc.†	41,700	1,356,918

Dialysis Centers - 0.1%

DaVita, Inc.†	36,100	2,071,779

Disposable Medical Products - 0.1%

C.R. Bard, Inc.	34,200	3,195,990

Distribution/Wholesale - 0.1%

Genuine Parts Co.	56,600	2,400,972
WW Grainger, Inc.	22,500	2,025,675

		4,426,647

Diversified Financial Services - 0.1%

IntercontinentalExchange, Inc.†	24,300	2,139,129

Diversified Manufacturing Operations - 4.5%

3M Co.	242,800	17,384,480
Cooper Industries, Ltd., Class A	60,000	2,858,400
Danaher Corp.	87,700	7,153,689
Dover Corp.	65,300	3,224,514
Eaton Corp.	56,700	4,149,306
General Electric Co.	3,434,700	96,515,070
Honeywell International, Inc.	255,600	12,823,452
Illinois Tool Works, Inc.	137,000	6,796,570
Ingersoll-Rand Co., Ltd., Class A	109,476	4,042,949

ITT Corp.	62,600	3,990,750
Leggett & Platt, Inc.#	57,300	1,278,363
Parker Hannifin Corp.	57,800	3,703,246
Textron, Inc.	85,900	3,530,490
Tyco International, Ltd.	166,199	7,126,613

		174,577,892

Diversified Operations - 0.1%

Leucadia National Corp.#	60,900	2,819,061

E-Commerce/Products - 0.2%

Amazon.com, Inc.†	106,500	8,606,265

E-Commerce/Services - 0.3%

eBay, Inc.†	381,000	9,498,330
Expedia, Inc.†	71,900	1,269,754

		10,768,084

Electric Products-Misc. - 0.4%

Emerson Electric Co.	269,200	12,598,560
Molex, Inc.	48,100	1,160,172

		13,758,732

Electric-Generation - 0.1%

The AES Corp.†	231,400	3,531,164

Electric-Integrated - 3.2%

Allegheny Energy, Inc.	57,800	2,620,074
Ameren Corp.	72,100	3,018,106
American Electric Power Co., Inc.	138,400	5,403,136
CMS Energy Corp.#	77,700	1,054,389
Consolidated Edison, Inc.#	93,900	3,840,510
Constellation Energy Group, Inc.	61,400	4,095,994
Dominion Resources, Inc.	199,200	8,671,176
DTE Energy Co.	56,200	2,369,392
Duke Energy Corp.	435,800	7,600,352
Edison International	112,200	5,152,224
Entergy Corp.	65,900	6,813,401
Exelon Corp.	226,100	17,174,556
FirstEnergy Corp.	105,000	7,627,200
FPL Group, Inc.	140,600	8,444,436
Integrys Energy Group, Inc.	26,300	1,374,701
Pepco Holdings, Inc.	69,500	1,761,825
PG&E Corp.	123,100	5,087,723
Pinnacle West Capital Corp.	34,600	1,217,574
PPL Corp.	128,500	5,624,445
Progress Energy, Inc.	90,000	3,931,200
Public Service Enterprise Group, Inc.	175,200	7,142,904
Southern Co.	264,300	9,913,893
TECO Energy, Inc.	72,500	1,293,400
Xcel Energy, Inc.#	148,400	3,043,684

		124,276,295

Electronic Components-Misc. - 0.2%

Jabil Circuit, Inc.	72,000	1,213,920
Tyco Electronics, Ltd.	164,799	5,423,535

		6,637,455

Electronic Components-Semiconductors - 2.0%

Advanced Micro Devices, Inc.†#	208,900	1,313,981
Altera Corp.	103,300	2,338,712
Broadcom Corp., Class A†	154,200	3,710,052
Intel Corp.	1,973,900	45,143,093
LSI Logic Corp.†	219,700	1,461,005
MEMC Electronic Materials, Inc.†	78,500	3,853,565
Microchip Technology, Inc.	63,800	2,042,238
Micron Technology, Inc.†#	262,100	1,111,304
National Semiconductor Corp.	74,400	1,594,392
NVIDIA Corp.†	191,100	2,415,504
QLogic Corp.†	45,700	853,676
Texas Instruments, Inc.	455,900	11,174,109
Xilinx, Inc.	96,300	2,501,874

		79,513,505

Electronic Forms - 0.2%

Adobe Systems, Inc.†	183,200	7,846,456

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc.†	124,200	4,317,192

Electronics-Military - 0.1%

L-3 Communications Holdings, Inc.	42,200	4,386,268

Engineering/R&D Services - 0.2%

Fluor Corp.	61,000	4,887,930
Jacobs Engineering Group, Inc.†	41,900	3,093,058

		7,980,988

Engines-Internal Combustion - 0.1%

Cummins, Inc.	70,000	4,561,200

Enterprise Software/Service - 0.9%

BMC Software, Inc.†	65,800	2,142,448
CA, Inc.	134,500	3,215,895
Novell, Inc.†	121,900	783,817
Oracle Corp.†	1,366,900	29,976,117

		36,118,277

Entertainment Software - 0.1%

Electronic Arts, Inc.†	109,700	5,354,457

Filtration/Separation Products - 0.0%

Pall Corp.	41,400	1,681,254

Finance-Commercial - 0.0%

CIT Group, Inc.#	97,300	1,003,163

Finance-Consumer Loans - 0.1%

SLM Corp.†	160,900	2,656,459

Finance-Credit Card - 0.5%

American Express Co.	399,100	15,836,288
Discover Financial Services	165,150	2,716,718

		18,553,006

Finance-Investment Banker/Broker - 3.7%

Citigroup, Inc.	1,876,000	35,625,240
E*TRADE Financial Corp.†#	185,000	592,000
JPMorgan Chase & Co.	1,189,900	45,799,251
Lehman Brothers Holdings, Inc.	240,000	3,861,600
Merrill Lynch & Co., Inc.	527,600	14,957,460
Morgan Stanley	381,500	15,576,645
The Charles Schwab Corp.	320,100	7,679,199
The Goldman Sachs Group, Inc.	135,800	22,267,126

		146,358,521

Finance-Mortgage Loan/Banker - 0.1%

Fannie Mae#	366,800	2,508,912

Freddie Mac#	222,900	1,005,279

		3,514,191

Finance-Other Services - 0.3%

CME Group, Inc.	23,100	7,747,278
NYSE Euronext	91,300	3,705,867

		11,453,145

Financial Guarantee Insurance - 0.0%

MBIA, Inc.#	73,100	1,185,682
MGIC Investment Corp.#	43,100	362,471

		1,548,153

Food-Confectionery - 0.2%

The Hershey Co.#	57,800	2,086,002
WM Wrigley Jr. Co.	74,000	5,881,520

		7,967,522

Food-Dairy Products - 0.0%

Dean Foods Co.†	52,300	1,316,391

Food-Meat Products - 0.0%

Tyson Foods, Inc., Class A	94,300	1,369,236

Food-Misc. - 1.2%

Campbell Soup Co.	74,300	2,734,983
ConAgra Foods, Inc.	156,700	3,333,009
General Mills, Inc.	115,500	7,643,790
H.J. Heinz Co.	108,600	5,464,752
Kellogg Co.	87,500	4,763,500
Kraft Foods, Inc., Class A	522,500	16,463,975
McCormick & Co., Inc.	44,100	1,783,845
Sara Lee Corp.	243,500	3,287,250

		45,475,104

Food-Retail - 0.3%

Safeway, Inc.	151,000	3,977,340
SUPERVALU, Inc.	73,100	1,695,189
The Kroger Co.	228,100	6,300,122
Whole Foods Market, Inc.#	48,300	884,373

		12,857,024

Food-Wholesale/Distribution - 0.2%

Sysco Corp.	207,100	6,591,993

Forestry - 0.2%

Plum Creek Timber Co., Inc.	58,900	2,922,618
Weyerhaeuser Co.	72,700	4,034,123

		6,956,741

Gas-Distribution - 0.2%

CenterPoint Energy, Inc.	113,100	1,796,028
Nicor, Inc.#	15,600	715,884
NiSource, Inc.	94,600	1,559,008
Sempra Energy	86,400	5,004,288

		9,075,208

Gold Mining - 0.2%

Newmont Mining Corp.	156,400	7,053,640

Health Care Cost Containment - 0.1%

McKesson Corp.	95,600	5,523,768

Home Decoration Products - 0.0%

Newell Rubbermaid, Inc.	95,300	1,724,930

Hotels/Motels - 0.2%

Marriott International, Inc., Class A	103,500	2,919,735
Starwood Hotels & Resorts Worldwide, Inc.	64,400	2,334,500
Wyndham Worldwide Corp.	60,900	1,174,152

		6,428,387

Human Resources - 0.1%

Monster Worldwide, Inc.†	42,900	838,266
Robert Half International, Inc.#	54,700	1,400,320

		2,238,586

Independent Power Producers - 0.0%

Dynegy, Inc., Class A†	171,100	1,019,756

Industrial Automated/Robotic - 0.1%

Rockwell Automation, Inc.	50,600	2,388,826

Industrial Gases - 0.4%

Air Products & Chemicals, Inc.	72,600	6,668,310
Praxair, Inc.	107,900	9,693,736

		16,362,046

Instruments-Scientific - 0.4%

Applied Biosystems, Inc.	58,000	2,116,420
PerkinElmer, Inc.	40,800	1,159,128
Thermo Fisher Scientific, Inc.†	144,100	8,726,696
Waters Corp.†	34,400	2,347,800

		14,350,044

Insurance Brokers - 0.3%

AON Corp.	103,000	4,891,470
Marsh & McLennan Cos., Inc.	176,400	5,632,452

		10,523,922

Insurance-Life/Health - 0.9%

AFLAC, Inc.	163,700	9,281,790
Lincoln National Corp.	89,400	4,537,944
Principal Financial Group, Inc.	89,200	4,084,468
Prudential Financial, Inc.	150,300	11,078,613
Torchmark Corp.	31,000	1,851,940
Unum Group	119,400	3,033,954

		33,868,709

Insurance-Multi-line - 1.6%

American International Group, Inc.(1)	926,500	19,910,485
Assurant, Inc.	33,000	1,928,190
Cincinnati Financial Corp.	56,300	1,668,732
Genworth Financial, Inc., Class A	149,100	2,393,055
Hartford Financial Services Group, Inc.	108,400	6,837,872
Loews Corp.	124,800	5,420,064
MetLife, Inc.	244,800	13,268,160
The Allstate Corp.	189,900	8,570,187
XL Capital, Ltd., Class A#	104,800	2,106,480

		62,103,225

Insurance-Property/Casualty - 0.6%

Chubb Corp.	126,000	6,049,260
SAFECO Corp.	31,000	2,095,600
The Progressive Corp.	233,400	4,310,898

The Travelers Cos., Inc.	208,500	9,207,360

		21,663,118

Internet Infrastructure Software - 0.0%

Akamai Technologies, Inc.†#	57,900	1,325,910

Internet Security - 0.2%

Symantec Corp.†	289,600	6,460,976
VeriSign, Inc.†	67,000	2,141,990

		8,602,966

Investment Companies - 0.0%

American Capital, Ltd.#	69,900	1,519,626

Investment Management/Advisor Services - 0.6%

Ameriprise Financial, Inc.	76,600	3,443,170
Federated Investors, Inc., Class B	29,800	996,512
Franklin Resources, Inc.	53,800	5,622,100
Invesco, Ltd.	133,300	3,416,479
Janus Capital Group, Inc.	50,500	1,361,985
Legg Mason, Inc.	48,600	2,164,158
T. Rowe Price Group, Inc.#	89,500	5,312,720

		22,317,124

Linen Supply & Related Items - 0.0%

Cintas Corp.	45,000	1,386,000

Machinery-Construction & Mining - 0.4%

Caterpillar, Inc.#	211,900	14,987,687
Terex Corp.†	34,600	1,740,034

		16,727,721

Machinery-Farming - 0.3%

Deere & Co.	148,500	10,479,645

Machinery-General Industrial - 0.0%

The Manitowoc Co., Inc.	44,800	1,128,064

Medical Information Systems - 0.0%

IMS Health, Inc.	62,600	1,390,972

Medical Instruments - 0.9%

Boston Scientific Corp.†	464,000	5,827,840
Intuitive Surgical, Inc.†	13,300	3,927,091
Medtronic, Inc.	387,000	21,130,200
St. Jude Medical, Inc.†	116,900	5,357,527

		36,242,658

Medical Labs & Testing Services - 0.2%

Laboratory Corp. of America Holdings†	38,300	2,801,645
Quest Diagnostics, Inc.#	54,400	2,940,320

		5,741,965

Medical Products - 3.0%

Baxter International, Inc.	216,200	14,649,712
Becton Dickinson & Co.	84,100	7,348,658
Covidien, Ltd.	172,099	9,305,393
Hospira, Inc.†	54,800	2,211,728
Johnson & Johnson	971,200	68,401,616
Stryker Corp.	82,200	5,523,018
Varian Medical Systems, Inc.†	43,200	2,728,512
Zimmer Holdings, Inc.†	79,800	5,776,722

		115,945,359

Medical-Biomedical/Gene - 1.7%

Amgen, Inc.†	375,200	23,581,320
Biogen Idec, Inc.†	101,100	5,149,023
Celgene Corp.†	150,100	10,401,930
Genzyme Corp.†	92,100	7,211,430
Gilead Sciences, Inc.†	317,900	16,746,972
Millipore Corp.†	18,900	1,417,689

		64,508,364

Medical-Drugs - 4.4%

Abbott Laboratories	531,800	30,541,274
Allergan, Inc.	105,900	5,916,633
Bristol-Myers Squibb Co.	682,100	14,556,014
Eli Lilly & Co.	340,800	15,898,320
Forest Laboratories, Inc.†	105,100	3,751,019
King Pharmaceuticals, Inc.†	85,000	972,400
Merck & Co., Inc.	739,700	26,385,099
Pfizer, Inc.	2,331,200	44,549,232
Schering-Plough Corp.	558,700	10,838,780
Wyeth	459,500	19,887,160

		173,295,931

Medical-Generic Drugs - 0.1%

Barr Pharmaceuticals, Inc.†	37,200	2,512,488
Mylan, Inc.†#	104,900	1,352,161
Watson Pharmaceuticals, Inc.†	35,900	1,088,129

		4,952,778

Medical-HMO - 1.0%

Aetna, Inc.	167,100	7,208,694
CIGNA Corp.	96,700	4,049,796
Coventry Health Care, Inc.†	52,300	1,831,546
Humana, Inc.†	58,300	2,705,120
UnitedHealth Group, Inc.	423,400	12,892,530
WellPoint, Inc.†	181,400	9,576,106

		38,263,792

Medical-Hospitals - 0.0%

Tenet Healthcare Corp.†#	165,000	994,950

Medical-Wholesale Drug Distribution - 0.2%

AmerisourceBergen Corp.	55,600	2,280,156
Cardinal Health, Inc.	123,000	6,762,540

		9,042,696

Metal Processors & Fabrication - 0.1%

Precision Castparts Corp.	48,000	4,956,480

Metal-Aluminum - 0.2%

Alcoa, Inc.	280,800	9,022,104

Metal-Diversified - 0.3%

Freeport-McMoRan Copper & Gold, Inc.	132,100	11,799,172

Motorcycle/Motor Scooter - 0.1%

Harley-Davidson, Inc.#	81,600	3,246,048

Multimedia - 1.6%

Meredith Corp.#	12,800	363,264
News Corp., Class A	793,500	11,235,960
The McGraw-Hill Cos., Inc.	110,700	4,742,388
The Walt Disney Co.	656,400	21,234,540
Time Warner, Inc.	1,233,000	20,184,210
Viacom, Inc., Class B†	218,100	6,429,588

		64,189,950

Networking Products - 1.4%

Cisco Systems, Inc.†	2,035,600	48,956,180
Juniper Networks, Inc.†#	180,800	4,646,560

		53,602,740

Non-Ferrous Metals - 0.0%

Titanium Metals Corp.#	33,800	487,058

Non-Hazardous Waste Disposal - 0.2%

Allied Waste Industries, Inc.†	116,200	1,561,728
Waste Management, Inc.	169,200	5,952,456

		7,514,184

Office Automation & Equipment - 0.2%

Pitney Bowes, Inc.	71,600	2,445,140
Xerox Corp.	309,900	4,316,907

		6,762,047

Office Supplies & Forms - 0.0%

Avery Dennison Corp.	36,600	1,765,584

Oil & Gas Drilling - 0.7%

ENSCO International, Inc.	49,700	3,368,666
Nabors Industries, Ltd.†#	96,900	3,449,640
Noble Corp.	92,600	4,656,854
Rowan Cos., Inc.#	38,800	1,433,272
Transocean, Inc.†	109,799	13,966,433

		26,874,865

Oil Companies-Exploration & Production - 2.6%

Anadarko Petroleum Corp.	161,300	9,957,049
Apache Corp.	114,900	13,142,262
Cabot Oil & Gas Corp.	35,600	1,582,064
Chesapeake Energy Corp.#	165,700	8,019,880
Devon Energy Corp.	153,700	15,685,085
EOG Resources, Inc.	85,600	8,938,352
Noble Energy, Inc.	59,300	4,253,589
Occidental Petroleum Corp.	282,800	22,443,008
Questar Corp.	59,700	3,097,833
Range Resources Corp.	53,200	2,469,544
Southwestern Energy Co.†	117,800	4,519,986
XTO Energy, Inc.	185,000	9,325,850

		103,434,502

Oil Companies-Integrated - 7.1%

Chevron Corp.	712,800	61,528,896
ConocoPhillips	531,600	43,862,316
Exxon Mobil Corp.	1,820,800	145,682,208
Hess Corp.	96,800	10,135,928
Marathon Oil Corp.	243,900	10,992,573
Murphy Oil Corp.	65,400	5,135,862

		277,337,783

Oil Field Machinery & Equipment - 0.4%

Cameron International Corp.†	74,700	3,480,273
National-Oilwell Varco, Inc.†	143,000	10,543,390

		14,023,663

Oil Refining & Marketing - 0.2%

Sunoco, Inc.#	40,400	1,792,952
Tesoro Corp.#	47,400	879,270
Valero Energy Corp.	182,200	6,333,272

		9,005,494

Oil-Field Services - 2.0%

Baker Hughes, Inc.	106,200	8,497,062
BJ Services Co.	101,300	2,719,905
Halliburton Co.	300,600	13,208,364
Schlumberger, Ltd.	411,200	38,743,264
Smith International, Inc.	74,300	5,178,710
Weatherford International, Ltd.†	234,100	9,031,578

		77,378,883

Paper & Related Products - 0.1%

International Paper Co.	147,400	3,987,170
MeadWestvaco Corp.	59,900	1,586,152

		5,573,322

Pharmacy Services - 0.4%

Express Scripts, Inc.†	86,600	6,357,306
Medco Health Solutions, Inc.†	174,700	8,184,695

		14,542,001

Photo Equipment & Supplies - 0.0%

Eastman Kodak Co.#	99,300	1,607,667

Pipelines - 0.4%

El Paso Corp.	242,000	4,055,920
Spectra Energy Corp.	218,000	5,768,280
Williams Cos., Inc.	201,300	6,218,157

		16,042,357

Printing-Commercial - 0.1%

R.R. Donnelley & Sons Co.	73,200	2,040,816

Publishing-Newspapers - 0.1%

Gannett Co., Inc.#	78,900	1,403,631
The New York Times Co., Class A#	49,500	643,005
The Washington Post Co., Class B#	2,000	1,193,000

		3,239,636

Quarrying - 0.1%

Vulcan Materials Co.#	37,700	2,821,468

Real Estate Investment Trusts - 1.1%

Apartment Investment & Management Co., Class A#	31,000	1,098,640
AvalonBay Communities, Inc.#	26,400	2,640,000
Boston Properties, Inc.	41,300	4,232,011
Developers Diversified Realty Corp.	41,300	1,383,963
Equity Residential	93,200	3,933,040
General Growth Properties, Inc.#	92,200	2,390,746
HCP, Inc.	85,400	3,093,188
Host Hotels & Resorts, Inc.#	180,000	2,574,000
Kimco Realty Corp.#	87,300	3,242,322
ProLogis	90,300	3,888,318
Public Storage, Inc.	42,600	3,762,432
Simon Property Group, Inc.	77,400	7,343,712
Vornado Realty Trust	46,600	4,634,836

		44,217,208

Real Estate Management/Services - 0.0%

CB Richard Ellis Group, Inc., Class A†#	59,900	782,893

Retail-Apparel/Shoe - 0.2%

Abercrombie & Fitch Co., Class A#	29,900	1,568,255
Limited Brands, Inc.#	103,200	2,146,560
Liz Claiborne, Inc.	32,800	531,688
Nordstrom, Inc.#	60,600	1,884,660

The Gap, Inc.	154,800	3,010,860

		9,142,023

Retail-Auto Parts - 0.1%

AutoZone, Inc.†	14,800	2,031,004

Retail-Automobile - 0.0%

AutoNation, Inc.†#	46,200	524,370

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.†#	89,300	2,737,938

Retail-Building Products - 0.7%

Home Depot, Inc.	584,800	15,859,776
Lowe’s Cos., Inc.	504,300	12,425,952

		28,285,728

Retail-Computer Equipment - 0.1%

GameStop Corp., Class A†	55,700	2,443,559

Retail-Consumer Electronics - 0.2%

Best Buy Co., Inc.#	119,200	5,336,584
RadioShack Corp.	45,200	859,252

		6,195,836

Retail-Discount - 1.9%

Big Lots, Inc.†#	28,100	830,917
Costco Wholesale Corp.	149,300	10,012,058
Family Dollar Stores, Inc.	48,200	1,201,144
Target Corp.	268,400	14,230,568
Wal-Mart Stores, Inc.	801,800	47,362,326

		73,637,013

Retail-Drug Store - 0.8%

CVS Caremark Corp.	492,500	18,025,500
Walgreen Co.	341,300	12,433,559

		30,459,059

Retail-Jewelry - 0.1%

Tiffany & Co.#	43,400	1,916,978

Retail-Major Department Stores - 0.3%

J.C. Penney Co., Inc.	76,500	2,981,205
Sears Holdings Corp.†#	24,200	2,225,190
TJX Cos., Inc.	146,400	5,305,536

		10,511,931

Retail-Office Supplies - 0.2%

Office Depot, Inc.†	94,100	662,464
Staples, Inc.	241,900	5,853,980

		6,516,444

Retail-Regional Department Stores - 0.2%

Dillard’s, Inc., Class A#	19,700	251,569
Kohl’s Corp.†	105,700	5,197,269
Macy’s, Inc.	145,000	3,018,900

		8,467,738

Retail-Restaurants - 0.9%

Darden Restaurants, Inc.	48,400	1,417,636
McDonald’s Corp.	390,600	24,236,730
Starbucks Corp.†	250,900	3,904,004
Wendy’s International, Inc.	30,200	732,954
Yum! Brands, Inc.	163,300	5,826,544

		36,117,868

Rubber-Tires - 0.0%

The Goodyear Tire & Rubber Co.†	82,800	1,623,708

Savings & Loans/Thrifts - 0.2%

Hudson City Bancorp, Inc.	178,800	3,297,072
Sovereign Bancorp, Inc.#	165,000	1,593,900
Washington Mutual, Inc.#	511,300	2,070,765

		6,961,737

Schools - 0.1%

Apollo Group, Inc., Class A†	44,700	2,846,496

Semiconductor Components-Integrated Circuits - 0.1%

Analog Devices, Inc.	100,100	2,798,796
Linear Technology Corp.	76,400	2,493,696

		5,292,492

Semiconductor Equipment - 0.3%

Applied Materials, Inc.	467,000	8,368,640
KLA-Tencor Corp.#	58,500	2,168,010
Novellus Systems, Inc.†	34,400	779,848
Teradyne, Inc.†	59,200	552,336

		11,868,834

Steel-Producers - 0.3%

AK Steel Holding Corp.#	38,600	2,030,746
Nucor Corp.	108,000	5,670,000
United States Steel Corp.	40,600	5,402,642

		13,103,388

Steel-Specialty - 0.0%

Allegheny Technologies, Inc.#	34,800	1,705,200

Telecom Equipment-Fiber Optics - 0.3%

Ciena Corp.†	31,000	538,780
Corning, Inc.	542,600	11,145,004
JDS Uniphase Corp.†#	79,200	804,672

		12,488,456

Telecom Services - 0.1%

Embarq Corp.	50,900	2,400,444

Telecommunication Equipment - 0.0%

Tellabs, Inc.†#	137,000	713,770

Telephone-Integrated - 3.0%

AT&T, Inc.	2,047,300	65,493,127
CenturyTel, Inc.	36,400	1,406,132
Frontier Communications Corp.#	111,800	1,405,326
Qwest Communications International, Inc.#	524,400	1,982,232
Sprint Nextel Corp.	982,400	8,566,528
Verizon Communications, Inc.	982,300	34,498,376
Windstream Corp.	154,200	1,915,164

		115,266,885

Television - 0.1%

CBS Corp., Class B	234,600	3,795,828

Tobacco - 1.6%

Altria Group, Inc.	721,800	15,179,454
Lorillard, Inc.	59,900	4,327,176
Philip Morris International, Inc.	726,800	39,029,160

Reynolds American, Inc.	59,000	3,125,820
UST, Inc.#	51,000	2,733,090

		64,394,700

Tools-Hand Held - 0.1%

Black & Decker Corp.#	21,000	1,328,250
Snap-on, Inc.	19,800	1,128,996
The Stanley Works	26,900	1,289,855

		3,747,101

Toys - 0.1%

Hasbro, Inc.	47,900	1,791,460
Mattel, Inc.	124,700	2,410,451

		4,201,911

Transport-Rail - 1.1%

Burlington Northern Santa Fe Corp.	101,100	10,858,140
CSX Corp.	139,500	9,022,860
Norfolk Southern Corp.	129,500	9,522,135
Union Pacific Corp.	178,200	14,950,980

		44,354,115

Transport-Services - 1.0%

C.H. Robinson Worldwide, Inc.	58,800	3,064,068
Expeditors International of Washington, Inc.	73,400	2,649,006
FedEx Corp.	106,800	8,845,176
Ryder System, Inc.	19,800	1,277,496
United Parcel Service, Inc., Class B	351,900	22,563,828

		38,399,574

Web Portals/ISP - 1.2%

Google, Inc., Class A†	80,000	37,063,200
Yahoo!, Inc.†	474,000	9,186,120

		46,249,320

Wireless Equipment - 1.1%

American Tower Corp., Class A†	136,700	5,649,811
Motorola, Inc.	777,000	7,319,340
QUALCOMM, Inc.	557,700	29,362,905

		42,332,056

Total Long-Term Investment Securities
(cost $2,827,595,149)		3,863,564,489

SHORT-TERM INVESTMENT SECURITIES - 5.1%
Collective Investment Pool - 4.2%
Securities Lending Quality Trust (3)	160,847,035	160,847,035

Commercial Paper - 0.8%

Erste Finance LLC
2.07% due 09/02/08	35,000,000	34,997,987

U.S. Government Treasuries - 0.1%

United States Treasury Bills
1.43% due 09/18/08(2)	1,970,000	1,968,670
1.47% due 09/04/08(2)	590,000	589,928
1.47% due 09/18/08(2)	1,100,000	1,097,493

		3,656,091

Total Short-Term Investment Securities
(cost $199,501,113)		199,501,113

REPURCHASE AGREEMENT - 0.1%

Agreement with State Street Bank & Trust Co., bearing interest at 1.58%, dated 08/29/08, to be repurchased 09/02/08 in the amount of $2,730,479 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having an approximate value of $2,816,717 (Cost $2,730,000)	2,730,000	2,730,000

TOTAL INVESTMENTS
(cost $3,029,826,262) (4)	104.0%	4,065,795,602
Other assets less liabilities	(4.0)	(154,869,197)

NET ASSETS	100.0%	$3,910,926,405

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	Security represents an investment in an affliated company; see (Note 3)
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The Security is purchased with the cash collateral received from securities on loan.
(4)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of August 31, 2008	Unrealized Appreciation (Depreciation)
145 Long	S&P 500 Index	September 2008	$46,310,725	$46,494,250	$183,525

See Notes to Portfolio of Investments

AIG RETIREMENT COMPANY I VALUE FUND

PORTFOLIO OF INVESTMENTS - August 31, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 98.3%
Auto-Heavy Duty Trucks - 2.9%

Navistar International Corp.†	138,354	$7,678,647

Banks-Commercial - 4.9%

Julius Baer Holding AG(1)	211,418	12,877,496

Beverages-Non-alcoholic - 5.9%

PepsiCo, Inc.	38,730	2,652,230
The Coca-Cola Co.	250,200	13,027,914

		15,680,144

Broadcast Services/Program - 3.6%

Liberty Global, Inc., Class C†	289,366	9,612,738

Chemicals-Specialty - 7.3%

Eastman Chemical Co.	137,002	8,263,961
Lubrizol Corp.	206,883	10,962,730

		19,226,691

Diversified Manufacturing Operations - 3.6%

Siemens AG ADR	86,921	9,457,005

Diversified Minerals - 1.1%

Teck Cominco, Ltd., Class B	70,350	2,916,711

Electric-Integrated - 6.7%

Exelon Corp.	100,449	7,630,106
FirstEnergy Corp.	103,743	7,535,892
PPL Corp.	58,200	2,547,414

		17,713,412

Finance-Credit Card - 1.0%

American Express Co.	67,464	2,676,972

Finance-Investment Banker/Broker - 15.3%

Citigroup, Inc.	566,260	10,753,278
Credit Suisse Group AG ADR	230,210	10,677,140
Morgan Stanley	96,080	3,922,946
The Goldman Sachs Group, Inc.	58,430	9,580,767
UBS AG	255,591	5,594,887

		40,529,018

Insurance-Reinsurance - 2.9%

Everest Re Group, Ltd.	94,820	7,787,567

Investment Management/Advisor Services - 1.2%

National Financial Partners Corp.	155,519	3,136,818

Machinery-Farming - 0.9%

Deere & Co.	33,504	2,364,377

Medical-Drugs - 7.7%

Abbott Laboratories	225,540	12,952,762
Schering-Plough Corp.	382,508	7,420,655

		20,373,417

Medical-HMO - 2.7%

Aetna, Inc.	94,640	4,082,770
WellPoint, Inc.†	56,350	2,974,716

		7,057,486

Multimedia - 2.1%

News Corp., Class A	386,620	5,474,539

Oil Companies-Exploration & Production - 4.3%

Devon Energy Corp.	111,736	11,402,659

Oil Companies-Integrated - 8.4%

Exxon Mobil Corp.	163,175	13,055,631
Hess Corp.	62,690	6,564,270
Murphy Oil Corp.	33,028	2,593,689

		22,213,590

Semiconductor Equipment - 6.7%

Lam Research Corp.†	301,592	11,086,522
Varian Semiconductor Equipment Associates, Inc.†	207,702	6,708,774

		17,795,296

Steel-Producers - 0.4%

Carpenter Technology Corp.	26,676	1,035,296

Telephone-Integrated - 2.9%

AT&T, Inc.	236,958	7,580,286

Theaters - 1.2%

Cinemark Holdings, Inc.	214,488	3,150,829

Tobacco - 3.4%

Philip Morris International, Inc.	170,004	9,129,215

Transport-Equipment & Leasing - 1.2%

Aircastle, Ltd.	245,310	3,255,264

Total Long-Term Investment Securities
(cost $274,814,821)		260,125,473

REPURCHASE AGREEMENT - 1.6%

Agreement with State Street Bank & Trust Co., bearing interest at 1.58%, dated 08/29/08, to be repurchased 09/02/08 in the amount of $4,218,740 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $4,305,776

(cost $4,218,000)	$4,218,000	4,218,000

TOTAL INVESTMENTS
(cost $279,032,821)(2)	99.9%	264,343,473
Other assets less liabilities	0.1	147,000

NET ASSETS	100.0%	$264,490,473

†	Non-income producing security
(1)	Security was valued using fair value procedures at August 31, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.
ADR	– American Depository Receipt

See Notes to Portfolio of Investments

AIG RETIREMENT COMPANY I

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited)

Note 1 — Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Senior Secured Floating Rate Loans (“Loans”) for which an Active Secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such loans, as provided by a third party pricing service.

For the Money Market I Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund’s Board of Trustees (the “Board” or the “Trustees”) has adopted procedures intended to stabilize the Money Market I Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market I Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)

Level 3 — Significant unobservable inputs (include the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2008:

	Asset Allocation		Blue Chip Growth
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$93,507,971	$(310,650)	$392,801,947	$—
Level 2 - Other Significant Observable Inputs	51,984,237	—	19,287,285	—
Level 3 - Significant Unobservable Inputs	0	—	—	—

Total	$145,492,208	$(310,650)	$412,089,232	$—

	Broad Cap Value Income		Capital Conservation
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$22,738,544	$—	$4,963,648	$—
Level 2 - Other Significant Observable Inputs	648,000	—	126,004,309	—
Level 3 - Significant Unobservable Inputs	—	—	0	—

Total	$23,386,544	$—	$130,967,957	$—

	Core Equity		Core Value
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$310,937,462	$46,668	$158,598,321	$15,682
Level 2 - Other Significant Observable Inputs	34,386,923	—	1,924,000	—
Level 3 - Significant Unobservable Inputs	—	—	—	—

Total	$345,324,385	$46,668	$160,522,321	$15,682

	Foreign Value		Global Equity
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$72,190,267	$—	$188,401,026	$(1,945,042)
Level 2 - Other Significant Observable Inputs	799,193,287	—	175,564,671	—
Level 3 - Significant Unobservable Inputs	2,408,648	—	—	—

Total	$873,792,202	$—	$363,965,697	$(1,945,042)

	Global Real Estate		Global Social Awareness
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$16,332,197	$—	$264,020,602	$(3,372)
Level 2 - Other Significant Observable Inputs	12,853,513	—	254,152,797	—
Level 3 - Significant Unobservable Inputs	—	—	163,793	—

Total	$29,185,710	$—	$518,337,190	$(3,372)

	Global Strategy		Government Securities
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$128,678,959	$3,988,167	$87,081,783	$—
Level 2 - Other Significant Observable Inputs	355,922,673	—	123,646,741	—
Level 3 - Significant Unobservable Inputs	1,078,929	—	—	—

Total	$485,680,561	$3,988,167	$210,728,524	$—

	Growth		Growth & Income
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$779,688,890	$11,187	$113,105,240	$—
Level 2 - Other Significant Observable Inputs	150,873,450	—	17,131,254	—
Level 3 - Significant Unobservable Inputs	—	—	0	—

Total	$930,562,340	$11,187	$130,236,494	$—

	Health Science		Inflation Protected
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$189,683,868	$(197,428)	$79,706,871	$—
Level 2 - Other Significant Observable Inputs	15,888,554	—	94,465,138	—
Level 3 - Significant Unobservable Inputs	135,905	—	—	—

Total	$205,708,327	$(197,428)	$174,172,009	$—

	International Equities		International Government Bond
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$35,422,715	$(2,783,619)	$13,387,799	$249,928
Level 2 - Other Significant Observable Inputs	1,015,148,150	—	163,765,890	—
Level 3 - Significant Unobservable Inputs	284,232	—	—	—

Total	$1,050,855,097	$(2,783,619)	$177,153,689	$249,928

	International Growth		Large Cap Core
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$51,252,811	$—	$80,053,188	$—
Level 2 - Other Significant Observable Inputs	620,110,530	—	10,744,189	—
Level 3 - Significant Unobservable Inputs	—	—	—	—

Total	$671,363,341	$—	$90,797,377	$—

	Large Capital Growth		Mid Cap Index
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$422,858,473	$—	$2,414,549,233	$730,824
Level 2 - Other Significant Observable Inputs	68,923,275	—	496,762,866	—
Level 3 - Significant Unobservable Inputs	—	—	—	—

Total	$491,781,748	$—	$2,911,312,099	$730,824

	Mid Cap Strategic Growth		Money Market I
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$269,523,114	$—	$—	$—
Level 2 - Other Significant Observable Inputs	89,328,704	—	593,103,474	—
Level 3 - Significant Unobservable Inputs	—	—	—	—

Total	$358,851,818	$—	$593,103,474	$—

	NASDAQ-100 Index		Science & Technology
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$85,704,827	$(36,934)	$722,798,234	$—
Level 2 - Other Significant Observable Inputs	16,445,086	—	157,243,195	—
Level 3 - Significant Unobservable Inputs	—	—	—	—

Total	$102,149,913	$(36,934)	$880,041,429	$—

	Small Cap Aggressive Growth		Small Cap
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$58,122,124	$—	$368,168,119	$—
Level 2 - Other Significant Observable Inputs	15,083,715	—	90,464,043	—
Level 3 - Significant Unobservable Inputs	—	—	—	—

Total	$73,205,839	$—	$458,632,162	$—

	Small Cap Index		Small Cap Special Values
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$945,259,906	$1,254,660	$221,838,094	$—
Level 2 - Other Significant Observable Inputs	254,015,273	—	63,943,952	—
Level 3 - Significant Unobservable Inputs	56,773	—	—	—

Total	$1,199,331,951	$1,254,660	$285,782,046	$—

	Small-Mid Growth		Stock Index
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$104,680,423	$—	$3,863,564,489	$183,525
Level 2 - Other Significant Observable Inputs	29,051,400	—	202,231,113	—
Level 3 - Significant Unobservable Inputs	—	—	—	—

Total	$133,731,823	$—	$4,065,795,602	$183,525

	Value
Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$247,247,977	$—
Level 2 - Other Significant Observable Inputs	17,095,496	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$264,343,473	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of investments such as future, written option, swap and forward contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Allocation		Capital Conservation
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Balance as of 5/31/2008	$0	$—	$0	$—
Accrued discounts/premiums	—	—	—	—
Realized gain(loss)	—	—	—	—
Change in unrealized appreciation(depreciation)	—	—	—	—
Net purchases(sales)	—	—	—	—
Transfers in and/or out of Level 3	—	—	—	—

Balance as of 8/31/2008	$0	$—	$0	$—

	Foreign Value		Global Social Awareness
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Balance as of 5/31/2008	$—	$—	$0	$—
Accrued discounts/premiums	—	—	—	—
Realized gain(loss)	—	—	—	—
Change in unrealized appreciation(depreciation)	(1,511,880)	—	(97,295)	—
Net purchases(sales)	—	—	40,511	—
Transfers in and/or out of Level 3	3,920,528	—	220,577	—

Balance as of 8/31/2008	$2,408,648	$—	$163,793	$—

	Global Strategy		Growth
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Balance as of 5/31/2008	$—	$—	$496,044	$—
Accrued discounts/premiums	—	—	—	—
Realized gain(loss)	—	—	—	—
Change in unrealized appreciation(depreciation)	(368,679)	—	(42,073)	—
Net purchases(sales)	1,447,608	—	186,369	—
Transfers in and/or out of Level 3	—	—	(640,340)	—

Balance as of 8/31/2008	$1,078,929	$—	$—	$—

	Growth & Income		Health Science
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Balance as of 5/31/2008	$0	$—	$—	$—
Accrued discounts/premiums	—	—	—	—
Realized gain(loss)	—	—	—	—
Change in unrealized appreciation(depreciation)	—	—	—	—
Net purchases(sales)	—	—	135,905	—
Transfers in and/or out of Level 3	—	—	—	—

Balance as of 8/31/2008	$0	$—	$135,905	$—

	International Equities		International Growth
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Balance as of 5/31/2008	$990	$—	$3,024,613	$—
Accrued discounts/premiums	—	—	—	—
Realized gain(loss)	948	—	300,654	—
Change in unrealized appreciation(depreciation)	(179,056)	—	(1,201,696)	—
Net purchases(sales)	(5,292)	—	(319,183)	—
Transfers in and/or out of Level 3	466,642	—	(1,804,388)	—

Balance as of 8/31/2008	$284,232	$—	$—	$—

	Small Cap Index
	Investments in Securities	Other Financial Instruments*
Balance as of 5/31/2008	$0	$—
Accrued discounts/premiums	—	—
Realized gain(loss)	—	—
Change in unrealized appreciation(depreciation)	23	—
Net purchases(sales)	56,750	—
Transfers in and/or out of Level 3	—	—

Balance as of 8/31/2008	$56,773	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, written option, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Note 2 — Repurchase Agreements

The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

As of August 31, 2008, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Ownership	Principal Amount
Growth & Income	2.21%	$4,903,000
Government Securities	0.26%	576,000
Large Capital Growth	3.94%	8,753,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co. Repurchase Agreement, dated August 31, 2008, bearing interest at a rate of 1.48% per annum, with a principal amount of $222,009,000, a repurchase price of $222,045,508, and maturity date of September 2, 2008. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bond	8.13%	8/15/19	$61,385,000	$83,483,600
U.S. Treasury Bond	8.75%	8/15/20	99,630,000	142,969,050

As of August 31, 2008, the following funds held an undivided interest in the joint repurchase agreement with UBS Warburg, LLC:

Fund	Percentage Ownership	Principal Amount
Government Securities	15.66%	$35,237,000
Money Market I	16.98%	38,200,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Warburg, LLC, dated August 31, 2008, bearing interest at a rate of 1.95% per annum, with a principal amount of $225,000,000, a repurchase price of $225,048,750 and maturity date of September 2, 2008. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Notes	2.00%	4/15/12	$50,000,000	$56,000,000
U.S. Treasury Inflation Index Bonds	2.00%	1/15/26	51,618,200	55,876,702
U.S. Treasury Inflation Index Bonds	2.38%	1/15/25	50,000,000	60,187,500
U.S. Treasury Inflation Index Bonds	2.63%	7/15/17	50,000,000	57,437,500

Note 3 — Transactions with Affiliates

As disclosed in the schedule of investments, certain Funds own securities issued by AIG or an affiliate thereof. During the period ended August 31, 2008, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

Fund	Security	Income	Market Value at 05/31/08	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 08/31/08
Stock Index	American International Group, Inc.	$189,400	$34,092,000	$25,678	$673,386	$469,230	$(14,003,037)	$19,910,485

Note 4 — Federal Income Taxes

As of August 31, 2008, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Allocation	$150,675,621	$5,362,666	$10,546,079	$(5,183,413)
Blue Chip Growth	402,966,548	28,863,919	19,741,235	9,122,684
Broad Cap Value Income	24,558,598	2,210,213	3,382,267	(1,172,054)
Capital Conservation	136,526,302	586,865	6,145,210	(5,558,345)
Core Equity	360,643,652	21,002,470	36,321,737	(15,319,267)
Core Value	167,402,412	16,326,998	23,207,089	(6,880,091)
Foreign Value	1,002,648,908	47,901,897	176,758,603	(128,856,706)
Global Equity	398,233,258	12,257,150	46,524,711	(34,267,561)
Global Real Estate	31,882,768	538,618	3,235,676	(2,697,058)
Global Social Awareness	571,709,497	15,908,097	69,277,956	(53,369,859)
Global Strategy	494,089,499	36,622,832	45,080,729	(8,457,897)
Government Securities	172,327,184	3,294,904	960,165	2,334,739
Growth	936,505,515	48,203,663	54,146,838	(5,943,175)
Growth & Income	136,213,211	3,737,549	9,714,266	(5,976,717)
Health Sciences	190,220,338	33,498,214	18,010,225	15,487,989
Inflation Protected	177,381,543	268,683	3,478,217	(3,209,534)
International Equities	1,118,213,548	56,292,180	123,650,631	(67,358,451)
International Government Bond*	178,007,743	4,006,664	4,860,718	(854,054)
International Growth I	663,263,452	51,150,693	43,050,804	8,099,889
Large Cap Core	90,317,055	6,504,080	6,023,758	480,322
Large Capital Growth	442,619,788	67,981,227	18,819,267	49,161,960
Mid Cap Index	2,788,807,275	471,620,908	349,116,084	122,504,824
Mid Cap Strategic Growth	369,620,972	19,685,929	30,455,083	(10,769,154)
Money Market I	593,103,474	—	—	—
NASDAQ-100 Index	85,394,545	24,360,554	7,605,186	16,755,368
Science & Technology	928,104,550	39,998,433	88,061,554	(48,063,121)
Small Cap Aggressive Growth	77,604,589	5,286,077	9,684,827	(4,398,750)
Small Cap	437,556,913	54,879,552	33,804,303	21,075,249
Small Cap Index	1,228,614,410	155,905,688	185,188,147	(29,282,459)
Small Cap Special Values	323,411,798	16,999,547	54,629,299	(37,629,752)
Small-Mid Growth	125,379,265	13,691,705	5,339,147	8,352,558
Stock Index	3,077,068,440	1,426,473,055	437,745,893	988,727,162
Value	283,502,550	3,977,798	23,136,875	(19,159,077)

*	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2007.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIG Retirement Company I

By:	/s/ Evelyn M. Curran
Evelyn M. Curran
President

Date:	October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Evelyn M. Curran
Evelyn M. Curran
President

Date:	October 30, 2008

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	October 30, 2008